UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, New York 10154

(Address of principal executive offices) (Zip code)

Freddi Klassen

DBX ETF Trust

345 Park Avenue

New York, New York 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 250-4352

Date of fiscal year end: August 31

Date of reporting period: February 28, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

February 28, 2019

Semi-Annual Report

DBX ETF Trust

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

Xtrackers FTSE Emerging Comprehensive Factor ETF (DEMG)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)

Xtrackers Russell 1000 US QARP ETF (QARP)

Xtrackers Russell 2000 Comprehensive Factor ETF (DESC)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report for our five comprehensive factor equity ETFs for the period ended February 28, 2019.

Global economic growth held on in positive territory as the flag bearer, the U.S., anchored robust GDP owing to an improvement in fiscal stimulus and job markets. Despite tax cuts and a stronger currency under the Trump administration, resilient business sentiment drove growth a notch higher in the U.S. Growth in the Eurozone had slowed during the period, weighed down by lower manufacturing index readings in Germany, civil unrest in France and a lack of resolution on Brexit proceedings. Interest rates were, by and large, accommodative from major central banks, namely the European Central Bank (ECB), the Bank of China (BoC), the Bank of Japan (BoJ) and even the Federal Reserve (Fed), which carried out interest rate hikes at a slower pace. However, they failed to improve inflation numbers within their respective economies, which ended lower. In a shift of focus, emerging economies were vulnerable amid a trade war among major economies and a strong USD, which hurt growth factors.

In the U.S., tax reforms provided the required fiscal stimulus, boosting investor confidence, business and government investment, and corporate earnings. Equity markets spiked on these advantageous conditions, reaching all-time highs and validating market sentiments. Job markets witnessed some volatility, partially due to the temporary government shutdown, but the vast retiring workforce and tighter immigration regulations returned the unemployment rate to one of the lowest in the near term. On the flip side, the trade deficit reported the largest gap as a result of the many political battles the government had taken up simultaneously.

The ECB continued to maintain an easy monetary framework with a view to achieve their long-term inflation targets. Eurozone GDP was reduced substantially from the start of the review period, mainly due to a fall in inventories. Household consumption, government spending and fixed investments partly offset the fall and maintained growth. In addition, the ECB promised its support by indicating a longer zero benchmark phase and by unveiling cheaper funding for banks. Unemployment fell to its lowest in the past decade, signaling optimism. Furthermore, the trade surplus widened on the back of steady exports.

China’s GDP growth fell to its lowest point in 28 years, riddled by a fierce trade war with the U.S. and a shadow-banking outburst. The Japanese economy reported a similar fate as growth slipped due to weak output and exports. Following the same trajectory, inflation rates in both countries were a far cry from their central banks’ targets. Equity markets in China and Japan stumbled for a brief phase, before ending at a sideways position for the period.

As the global economic markets continue this long run of the growth cycle, it is expected to move further at a slower pace than before. On the sidelines, however, a dark tunnel ahead of government policy issues like the unfriendly global trade environment and Brexit negotiations remains a source of concern. In such volatile markets, diversifying factors may be a better positioning than pursuing a single-factor approach. However, whether markets remain relatively calm or we do in fact witness some episodic volatility, our view is that retaining a diversified factor approach is right. We believe it takes advantage of the relatively uncorrelated nature of their excess returns, and mitigates the need to try and time a particular market cycle.

Our team appreciates your trust and looks forward to continue serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

The Xtrackers FTSE Developed ex US Comprehensive Factor ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Developed ex US Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States). It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 2/28/19 (8.2% of Net Assets)

Description	% of Net Assets
Link (Hong Kong)	1.3%
Dexus (Australia)	1.0%
Koninklijke Ahold Delhaize NV (Netherlands)	1.0%
Scentre Group (Australia)	0.9%
Segro PLC (United Kingdom)	0.8%
GPT Group (Australia)	0.7%
Magna International, Inc. (Canada)	0.7%
Koninklijke DSM NV (Netherlands)	0.6%
Mirvac Group (Australia)	0.6%
Rio Tinto Ltd. (United Kingdom)	0.6%

Country Diversification* as of 2/28/19

Japan	24.9%
United Kingdom	13.6%
Australia	11.7%
Canada	6.3%
France	5.1%
Sweden	4.9%
Germany	4.9%
Hong Kong	4.6%
Switzerland	2.8%
Singapore	2.7%
Netherlands	2.7%
South Korea	2.6%
Spain	2.2%
Other	11.0%

Total	100.0%

Sector Diversification* as of 2/28/19

Industrials	22.6%
Real Estate	14.0%
Consumer Discretionary	10.9%
Materials	10.1%
Consumer Staples	8.7%
Utilities	8.1%
Financials	7.9%
Communication Services	4.9%
Energy	4.4%
Health Care	4.2%
Information Technology	4.2%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 8.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers FTSE Emerging Comprehensive Factor ETF (DEMG)

Xtrackers FTSE Emerging Comprehensive Factor ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Emerging Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in emerging market countries selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Emerging Index, which is comprised of large- and mid-cap equity securities from emerging markets. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 2/28/19 (10.2% of Net Assets)

Description	% of Net Assets
China Petroleum & Chemical Corp. (China)	1.7%
PetroChina Co. Ltd. (China)	1.6%
China Shenhua Energy Co. Ltd. (China)	1.3%
SPAR Group Ltd. (South Africa)	1.1%
Sime Darby Bhd (Malaysia)	0.8%
AU Optronics Corp. (Taiwan)	0.8%
Novatek Microelectronics Corp. (Taiwan)	0.8%
Pick n Pay Stores Ltd. (South Africa)	0.7%
Tupras Turkiye Petrol Rafinerileri AS (Turkey)	0.7%
LUKOIL PJSC (Russia)	0.7%

Country Diversification* as of 2/28/19

China	19.2%
Taiwan	14.7%
South Africa	11.3%
India	7.0%
Brazil	6.9%
Thailand	6.2%
Malaysia	5.6%
Mexico	4.9%
Russia	4.2%
Turkey	3.3%
Hong Kong	3.2%
Chile	2.9%
Qatar	2.0%
Other	8.6%

Total	100.0%

Sector Diversification* as of 2/28/19

Industrials	12.8%
Financials	12.8%
Energy	12.8%
Consumer Staples	11.4%
Materials	11.3%
Utilities	9.2%
Information Technology	8.4%
Consumer Discretionary	7.1%
Communication Services	5.9%
Real Estate	5.7%
Health Care	2.6%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 22.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)

Xtrackers Russell 1000 Comprehensive Factor ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 2/28/19 (6.6% of Net Assets)

Description	% of Net Assets
Target Corp.	0.8%
AutoZone, Inc.	0.8%
Darden Restaurants, Inc.	0.7%
Torchmark Corp.	0.7%
Sysco Corp.	0.6%
CDW Corp.	0.6%
TJX Cos., Inc.	0.6%
UGI Corp.	0.6%
Starbucks Corp.	0.6%
Ross Stores, Inc.	0.6%

Sector Diversification* as of 2/28/19

Industrials	16.2%
Consumer Discretionary	15.8%
Information Technology	15.6%
Financials	11.2%
Health Care	9.5%
Utilities	9.0%
Consumer Staples	7.0%
Real Estate	5.5%
Materials	4.9%
Communication Services	3.2%
Energy	2.1%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 32.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Russell 1000 US QARP ETF (QARP)

Xtrackers Russell 1000 US QARP ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 2Qual/Val 5% Capped Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 2/28/19 (30.0% of Net Assets)

Description	% of Net Assets
Apple, Inc.	4.4%
Alphabet, Inc.	3.7%
Johnson & Johnson	3.5%
Exxon Mobil Corp.	3.4%
Boeing Co.	3.2%
Procter & Gamble Co.	2.5%
Intel Corp.	2.5%
Home Depot, Inc.	2.3%
Visa, Inc.	2.3%
Walmart, Inc.	2.2%

Sector Diversification* as of 2/28/19

Information Technology	19.5%
Health Care	14.7%
Consumer Discretionary	14.0%
Industrials	13.3%
Consumer Staples	12.1%
Communication Services	9.3%
Energy	7.1%
Financials	4.3%
Materials	2.1%
Utilities	1.9%
Real Estate	1.7%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 41.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Russell 2000 Comprehensive Factor ETF (DESC)

Xtrackers Russell 2000 Comprehensive Factor ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 2000 Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 2000 Index, which is comprised of small-cap equity securities from issuers in the United States. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 2/28/19 (3.3% of Net Assets)

Description	% of Net Assets
Genesco, Inc.	0.5%
Arbor Realty Trust, Inc.	0.4%
Warrior Met Coal, Inc.	0.4%
Brinker International, Inc.	0.3%
Renewable Energy Group, Inc.	0.3%
ICF International, Inc.	0.3%
PennyMac Mortgage Investment Trust	0.3%
National HealthCare Corp.	0.3%
BJ’s Restaurants, Inc.	0.3%
Caleres, Inc.	0.2%

Sector Diversification* as of 2/28/19

Financials	27.6%
Industrials	16.4%
Consumer Discretionary	13.9%
Information Technology	10.3%
Real Estate	8.0%
Health Care	7.5%
Materials	3.8%
Consumer Staples	3.4%
Energy	3.1%
Communication Services	3.1%
Utilities	2.9%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 46.

6

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the table are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2018 to February 28, 2019).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers FTSE Developed ex US Comprehensive Factor ETF
Actual	$1,000.00	$963.40	0.35%	$1.70
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.35%	$1.76
Xtrackers FTSE Emerging Comprehensive Factor ETF
Actual	$1,000.00	$999.70	0.50%	$2.48
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51
Xtrackers Russell 1000 Comprehensive Factor ETF
Actual	$1,000.00	$961.80	0.17%	$0.83
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	0.17%	$0.85
Xtrackers Russell 1000 QARP ETF
Actual	$1,000.00	$970.50	0.19%	$0.93
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	0.19%	$0.95
Xtrackers Russell 2000 Comprehensive Factor ETF
Actual	$1,000.00	$909.00	0.30%	$1.42
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	0.30%	$1.51

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

7

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF

February 28, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.5%

Australia — 11.7%
Adelaide Brighton Ltd.	23,795	$80,582
AGL Energy Ltd.	21,245	320,584
ALS Ltd.	1,479	8,292
Alumina Ltd.	41,152	74,658
Amcor Ltd.	10,739	114,986
APA Group (a)	14,230	101,341
Aristocrat Leisure Ltd.	6,735	117,970
ASX Ltd.	1,965	97,538
Atlas Arteria Ltd. (a)	20,503	103,858
Aurizon Holdings Ltd.	31,033	99,794
AusNet Services	49,043	60,537
Australia & New Zealand Banking Group Ltd.	596	11,873
Bank of Queensland Ltd.	689	4,417
Bendigo & Adelaide Bank Ltd.	1,197	8,397
BHP Group Ltd.	1,784	47,253
BHP Group PLC	2,610	60,613
BlueScope Steel Ltd.	9,336	89,403
Boral Ltd.	22,099	78,297
Brambles Ltd.	32,841	274,769
Caltex Australia Ltd.	19,394	394,619
Challenger Ltd.	2,567	14,702
CIMIC Group Ltd.	1,651	58,906
Coca-Cola Amatil Ltd.	30,033	170,295
Cochlear Ltd.	1,184	143,622
Coles Group Ltd.*	6,877	55,434
Commonwealth Bank of Australia	112	5,893
Computershare Ltd.	14,052	172,453
Crown Resorts Ltd.	10,199	83,155
CSL Ltd.	308	42,458
CSR Ltd.	32,673	78,104
Dexus REIT	95,705	818,434
Domino’s Pizza Enterprises Ltd. (b)	341	10,007
Downer EDI Ltd.	31,538	166,937
DuluxGroup Ltd.	23,636	122,419
Flight Centre Travel Group Ltd.	1,416	46,109
Goodman Group REIT	49,892	454,345
GPT Group REIT	132,883	553,057
Harvey Norman Holdings Ltd. (b)	20,214	51,772
Healthscope Ltd.	33,119	58,671
Iluka Resources Ltd.	1,365	8,905
Incitec Pivot Ltd.	16,913	40,550
Insurance Australia Group Ltd.	30,461	159,285
IOOF Holdings Ltd. (b)	1,851	8,665
Lendlease Group (a)	21,544	197,418
Macquarie Group Ltd.	456	41,734
Magellan Financial Group Ltd.	3,023	74,974
Medibank Pvt Ltd.	130,755	264,193
Metcash Ltd.	15,056	27,957
Mirvac Group REIT	268,526	490,980
National Australia Bank Ltd.	633	11,317
Newcrest Mining Ltd.	428	7,405
Oil Search Ltd.	12,893	76,776
Orica Ltd.	1,549	19,451
Origin Energy Ltd.*	5,963	31,224
Orora Ltd.	60,620	135,854

	Number of Shares	Value
Australia (Continued)
OZ Minerals Ltd.	1,854	$13,586
Perpetual Ltd.	1,170	34,203
Platinum Asset Management Ltd.	2,125	8,345
Qantas Airways Ltd.	12,119	49,404
Ramsay Health Care Ltd.	987	45,489
REA Group Ltd.	1,027	59,578
Scentre Group REIT	252,845	696,161
SEEK Ltd.	4,707	61,685
Seven Group Holdings Ltd.	747	10,284
Shopping Centres Australasia Property Group REIT	63,872	109,515
Sonic Healthcare Ltd.	10,208	175,171
South32 Ltd.	7,220	20,084
Star Entertainment Group Ltd.	4,952	15,607
Stockland REIT	82,812	206,208
Suncorp Group Ltd.	2,156	20,784
Sydney Airport (a)	7,236	37,066
Telstra Corp. Ltd.	19,922	44,363
TPG Telecom Ltd.	2,567	12,163
Transurban Group (a)	5,246	46,541
Treasury Wine Estates Ltd.	2,325	24,779
Vicinity Centres REIT	161,201	282,129
Wesfarmers Ltd.	6,877	162,338
Westpac Banking Corp.	665	12,755
Woodside Petroleum Ltd.	8,883	229,093
Woolworths Group Ltd.	17,640	359,808

		9,590,381

Austria — 0.2%
ANDRITZ AG	1,046	52,288
OMV AG	999	52,635
Telekom Austria AG*	2,263	16,827
Verbund AG	340	16,385
Vienna Insurance Group AG Wiener Versicherung Gruppe	173	4,176
voestalpine AG	1,140	35,335

		177,646

Belgium — 0.7%
Ackermans & van Haaren NV	172	27,126
Ageas	295	14,555
Colruyt SA	1,790	127,800
Groupe Bruxelles Lambert SA	286	27,545
KBC Group NV	61	4,523
Proximus SADP	1,020	26,981
Sofina SA	775	151,789
Solvay SA	480	53,794
UCB SA	1,077	90,360
Umicore SA	537	23,236

		547,709

Bermuda (c) — 0.0%
Hiscox Ltd.	462	9,826

Canada — 6.3%
Alimentation Couche-Tard, Inc., Class B	1,077	60,654
Bank of Montreal	102	7,948
Bank of Nova Scotia	575	31,933
BCE, Inc.	1,002	44,523

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Canada (Continued)
Brookfield Asset Management, Inc., Class A	840	$37,912
Canadian Imperial Bank of Commerce	638	54,077
Canadian National Railway Co.	1,956	167,708
Canadian Natural Resources Ltd.	1,010	28,666
Canadian Pacific Railway Ltd.	1,067	220,303
Canadian Tire Corp. Ltd., Class A	2,251	248,174
Canadian Utilities Ltd., Class A	1,741	46,255
Cenovus Energy, Inc.	3,565	32,645
CGI, Inc.*	3,618	242,381
CI Financial Corp.	6,982	98,607
Constellation Software, Inc.	153	130,547
Dollarama, Inc.	3,376	91,308
Fairfax Financial Holdings Ltd.	824	407,639
Fortis, Inc.	2,520	90,793
Franco-Nevada Corp.	275	20,701
George Weston Ltd.	1,605	114,312
Goldcorp, Inc.	93	981
Great-West Lifeco, Inc.	520	11,948
Husky Energy, Inc.	6,206	68,940
Hydro One Ltd., 144A	3,112	48,795
IGM Financial, Inc.	1,468	38,322
Imperial Oil Ltd.	1,829	49,482
Intact Financial Corp.	1,917	160,114
Inter Pipeline Ltd.	7,509	120,646
Loblaw Cos. Ltd.	2,423	120,580
Magna International, Inc.	10,204	538,015
Manulife Financial Corp. (b)	2,510	42,386
Metro, Inc.	9,165	344,192
National Bank of Canada	1,710	80,618
Nutrien Ltd.	779	42,369
Pembina Pipeline Corp.	784	28,669
Power Corp. of Canada	3,037	64,775
Power Financial Corp.	890	19,848
Restaurant Brands International, Inc.	958	60,535
RioCan Real Estate Investment Trust REIT	13,009	248,327
Rogers Communications, Inc., Class B	3,619	199,801
Royal Bank of Canada	304	23,741
Saputo, Inc.	4,246	138,277
Shaw Communications, Inc., Class B	8,826	181,881
Sun Life Financial, Inc. (b)	1,620	61,282
Suncor Energy, Inc.	3,085	106,253
TELUS Corp.	2,437	88,450
Thomson Reuters Corp.	659	35,807
Toronto-Dominion Bank	284	16,272
Tourmaline Oil Corp.	1,917	29,068
TransCanada Corp.	1,171	52,326
Wheaton Precious Metals Corp.	607	13,191

		5,212,977

Chile — 0.0%
Antofagasta PLC	1,503	18,728

China (c) — 0.1%
Tingyi Cayman Islands Holding Corp.	9,445	13,115
Uni-President China Holdings Ltd.	12,400	11,042
Want Want China Holdings Ltd.	69,076	55,702

		79,859

	Number of Shares	Value
Denmark — 1.5%
Ambu A/S, Class B	169	$3,967
Carlsberg A/S, Class B	905	109,750
Chr Hansen Holding A/S	665	67,816
Coloplast A/S, Class B	1,051	104,871
DSV A/S	3,452	287,443
GN Store Nord A/S	2,854	137,684
H Lundbeck A/S	186	8,516
ISS A/S	3,324	103,845
Jyske Bank A/S	222	8,704
Novo Nordisk A/S, Class B	642	31,535
Novozymes A/S, Class B	1,902	86,445
Orsted A/S, 144A	1,721	125,024
Pandora A/S	68	3,572
Rockwool International A/S, Class B	220	53,755
Tryg A/S	2,724	74,333
Vestas Wind Systems A/S	220	18,333
William Demant Holding A/S*	1,359	40,859

		1,266,452

Finland — 1.6%
Elisa OYJ	4,035	169,497
Fortum OYJ (b)	3,402	75,618
Huhtamaki OYJ (b)	1,362	49,365
Kesko OYJ, Class B	3,394	202,822
Kone OYJ, Class B	1,885	92,233
Metso OYJ	588	19,959
Neste OYJ	1,371	131,918
Nokia OYJ	1,139	6,895
Nokian Renkaat OYJ	1,612	57,087
Nordea Bank Abp	715	6,488
Orion OYJ, Class B	512	18,312
Sampo OYJ, Class A	2,311	111,367
Stora Enso OYJ, Class R	5,869	78,760
UPM-Kymmene OYJ	7,447	224,887
Wartsila OYJ Abp	2,091	34,001

		1,279,209

France — 5.1%
Accor SA	576	24,347
Aeroports de Paris	104	20,203
Air Liquide SA	699	87,276
Airbus SE	120	15,523
Alstom SA	1,895	82,473
Amundi SA, 144A	185	12,378
Arkema SA	1,612	162,706
Atos SE	334	32,107
AXA SA	291	7,388
BioMerieux	340	28,069
Bouygues SA	1,895	71,748
Bureau Veritas SA	2,124	50,839
Capgemini SE	992	118,833
Carrefour SA	2,266	46,445
Cie de Saint-Gobain	842	30,355
Cie Generale des Etablissements Michelin	1,676	201,343
Cie Plastic Omnium SA	1,077	30,267
CNP Assurances	305	7,057
Covivio REIT	1,068	108,236
Danone SA	461	34,819

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
France (Continued)
Dassault Aviation SA	42	$70,782
Dassault Systemes SE	227	33,254
Edenred	2,700	119,967
Eiffage SA	1,529	149,349
Electricite de France SA	781	11,357
Engie SA	6,398	96,532
EssilorLuxottica SA	808	97,941
Eurazeo SE	424	31,914
Eutelsat Communications SA	777	15,360
Faurecia SA	635	30,326
Gecina SA REIT	2,731	405,517
Getlink SE	1,789	26,442
Hermes International	37	23,459
ICADE REIT	94	8,012
Imerys SA	285	16,220
Ipsen SA	273	37,801
JCDecaux SA	247	7,622
Kering	54	29,521
Klepierre SA REIT	3,179	111,096
Lagardere SCA	1,478	38,288
Legrand SA	1,108	73,177
L’Oreal SA	50	12,634
LVMH Moet Hennessy Louis Vuitton SE	10	3,439
Orange SA	4,636	70,950
Orpea	56	6,609
Pernod Ricard SA	232	39,997
Peugeot SA	827	21,057
Publicis Groupe SA	1,356	75,243
Remy Cointreau SA	182	23,729
Renault SA	152	10,425
Rexel SA	6,261	78,138
Rubis SCA	1,589	94,179
Safran SA	810	110,589
Sanofi	365	30,549
Sartorius Stedim Biotech	126	14,850
Schneider Electric SE	780	60,770
SCOR SE	726	32,729
SEB SA	276	47,582
Societe BIC SA	393	37,210
Sodexo SA	474	52,129
Suez	1,611	20,610
Teleperformance	1,117	199,693
Thales SA	713	87,887
TOTAL SA (b)	544	30,966
Ubisoft Entertainment SA*	128	9,255
Unibail-Rodamco-Westfield REIT	414	66,942
Valeo SA	404	12,766
Veolia Environnement SA	6,913	151,926
Vinci SA	600	57,336
Vivendi SA	1,239	36,259
Wendel SA	92	11,618
Worldline SA, 144A*	690	38,751

		4,153,166

Germany — 4.6%
adidas AG	185	44,997
Allianz SE	58	12,918

	Number of Shares	Value
Germany (Continued)
Axel Springer SE	593	$33,864
BASF SE	528	40,277
Bayer AG	69	5,522
Bayerische Motoren Werke AG	121	10,239
Beiersdorf AG	450	41,793
Brenntag AG	3,862	191,738
Carl Zeiss Meditec AG	276	23,571
CECONOMY AG*	770	4,340
Continental AG	338	55,423
Covestro AG, 144A	3,757	214,504
Daimler AG	182	10,913
Deutsche Boerse AG	62	7,844
Deutsche Lufthansa AG	2,974	76,027
Deutsche Post AG	1,583	49,246
Deutsche Telekom AG	1,913	31,553
Deutsche Wohnen SE	7,064	329,795
DWS Group GmbH & Co. KGaA, 144A*(d)	634	18,839
E.ON SE	3,643	40,176
Evonik Industries AG	874	24,632
Fielmann AG	127	8,583
Fraport AG Frankfurt Airport Services Worldwide	228	18,335
Fresenius Medical Care AG & Co. KGaA	715	56,080
Fresenius SE & Co. KGaA	236	13,284
FUCHS PETROLUB SE	630	25,718
GEA Group AG	1,178	28,263
GRENKE AG	68	6,946
Hannover Rueck SE	241	35,950
HeidelbergCement AG	895	65,877
Hella GmbH & Co. KGaA	534	24,201
Henkel AG & Co. KGaA	97	9,124
HOCHTIEF AG	516	81,907
HUGO BOSS AG	951	70,410
Infineon Technologies AG	1,826	40,140
Innogy SE*	703	29,867
K+S AG	360	6,868
KION Group AG	123	7,020
LANXESS AG	1,606	87,140
LEG Immobilien AG	4,117	460,177
Merck KGaA	521	53,856
MTU Aero Engines AG	771	165,491
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	93	21,932
ProSiebenSat.1 Media SE	3,399	62,082
Puma SE	130	73,349
Rational AG	43	28,203
Rheinmetall AG	1,296	138,780
RWE AG	941	22,995
SAP SE	122	13,086
Scout24 AG, 144A	450	23,725
Siemens AG	60	6,568
Siemens Healthineers AG, 144A	113	4,583
Symrise AG	872	76,934
Telefonica Deutschland Holding AG	1,307	4,295
TUI AG	17,834	189,816
Uniper SE	9,821	286,401
Vonovia SE	4,912	238,498

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Germany (Continued)
Wacker Chemie AG	403	$41,328
Wirecard AG	161	22,091
Zalando SE, 144A*	166	6,124

		3,824,238

Hong Kong — 4.6%
AIA Group Ltd.	3,280	32,801
ASM Pacific Technology Ltd.	582	6,165
Cafe de Coral Holdings Ltd.	5,252	13,917
Cathay Pacific Airways Ltd.	4,882	8,209
Champion REIT	162,726	130,184
China Mengniu Dairy Co. Ltd.*	5,354	16,540
CK Asset Holdings Ltd.	8,549	70,953
CK Hutchison Holdings Ltd.	3,332	35,464
CK Infrastructure Holdings Ltd.	1,912	15,942
CLP Holdings Ltd.	14,881	176,302
Dairy Farm International Holdings Ltd.	4,465	39,917
Great Eagle Holdings Ltd.	3,502	17,354
Hang Lung Group Ltd.	6,678	20,970
Hang Lung Properties Ltd.	15,559	36,748
Hang Seng Bank Ltd.	225	5,575
Henderson Land Development Co. Ltd.	6,741	38,128
Hong Kong & China Gas Co. Ltd.	25,964	60,132
Hong Kong Exchanges & Clearing Ltd.	241	8,308
Hongkong Land Holdings Ltd.	29,800	213,666
Hopewell Holdings Ltd.	22,770	104,716
Hysan Development Co. Ltd.	16,065	84,829
Jardine Matheson Holdings Ltd.	300	20,568
Jardine Strategic Holdings Ltd.	100	3,950
Johnson Electric Holdings Ltd.	2,510	6,126
Kerry Logistics Network Ltd.	15,713	26,102
Kerry Properties Ltd.	48,808	203,942
Li & Fung Ltd.	18,206	3,177
Lifestyle International Holdings Ltd.	27,596	48,514
Link REIT	97,363	1,100,788
MTR Corp. Ltd.	1,728	9,928
New World Development Co. Ltd.	10,181	16,264
NWS Holdings Ltd.	68,583	166,001
PCCW Ltd.	129,568	77,908
Power Assets Holdings Ltd.	13,023	90,417
Sa Sa International Holdings Ltd. (b)	20,140	7,158
Shun Tak Holdings Ltd.	17,591	6,969
Sino Land Co. Ltd.	62,381	116,183
Sun Art Retail Group Ltd.	12,782	12,994
Sun Hung Kai Properties Ltd.	3,629	60,100
Swire Pacific Ltd., Class A	14,969	178,012
Swire Pacific Ltd., Class B	20,711	37,835
Swire Properties Ltd.	33,739	135,389
Techtronic Industries Co. Ltd.	15,414	102,992
Television Broadcasts Ltd.	1,495	2,864
Towngas China Co. Ltd.*	25,362	20,226
VTech Holdings Ltd.	2,305	24,152
WH Group Ltd., 144A	7,180	6,375
Wharf Holdings Ltd.	15,090	47,194
Wharf Real Estate Investment Co. Ltd.	9,420	66,182
Wheelock & Co. Ltd.	6,266	42,426
Xinyi Glass Holdings Ltd.	19,391	22,232

	Number of Shares	Value
Hong Kong (Continued)
Yue Yuen Industrial Holdings Ltd.	3,092	$10,399

		3,810,187

Ireland — 0.8%
CRH PLC	2,374	75,215
DCC PLC	1,852	160,733
Glanbia PLC	546	11,086
James Hardie Industries PLC CDI	8,423	105,709
Kerry Group PLC, Class A	651	67,087
Kingspan Group PLC	1,548	73,082
Paddy Power Betfair PLC	577	46,278
Smurfit Kappa Group PLC	3,338	95,102

		634,292

Isle of Man — 0.0%
GVC Holdings PLC	3,339	29,156

Israel — 1.5%
Airport City Ltd.*	2,617	37,538
Alony Hetz Properties & Investments Ltd.	2,363	25,996
Amot Investments Ltd.	3,081	17,858
Azrieli Group Ltd.	421	23,576
Bank Hapoalim BM	9,344	64,345
Bank Leumi Le-Israel BM	19,555	129,372
Bezeq The Israeli Telecommunication Corp. Ltd.	40,858	35,838
Delek Group Ltd.	39	6,889
Elbit Systems Ltd.	224	29,503
First International Bank of Israel Ltd.	1,188	28,494
Gazit-Globe Ltd.	812	6,345
Harel Insurance Investments & Financial Services Ltd.	3,687	25,919
Israel Chemicals Ltd.	20,024	112,192
Israel Corp. Ltd.	165	46,406
Israel Discount Bank Ltd., Class A	34,055	120,405
Melisron Ltd.	391	18,832
Migdal Insurance & Financial Holding Ltd.	4,638	4,596
Mizrahi Tefahot Bank Ltd.	1,163	22,283
Nice Ltd.*	1,566	184,126
Oil Refineries Ltd.*	146,591	77,844
Paz Oil Co. Ltd.	588	89,908
Phoenix Holdings Ltd.	3,821	22,178
Shufersal Ltd.	6,017	43,012
Strauss Group Ltd.	1,890	47,840
Teva Pharmaceutical Industries Ltd.*	333	5,671

		1,226,966

Italy — 0.9%
A2A SpA	74,069	131,405
Assicurazioni Generali SpA	763	13,636
Atlantia SpA	527	12,830
Buzzi Unicem SpA	416	8,148
Buzzi Unicem SpA-RSP	770	9,645
Davide Campari-Milano SpA	2,909	27,775
DiaSorin SpA	164	16,107
Enel SpA	11,181	67,733
Eni SpA	5,205	89,888
Ferrari NV	64	8,246

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Italy (Continued)
Italgas SpA	11,043	$66,973
Mediobanca SpA	582	5,846
Moncler SpA	1,125	43,197
Pirelli & C SpA, 144A*	929	6,241
Poste Italiane SpA, 144A	1,906	17,211
PRADA SpA	2,006	6,427
Prysmian SpA	573	11,712
Recordati SpA	235	8,849
Snam SpA	13,627	67,422
Telecom Italia SpA*	15,590	9,512
Telecom Italia SpA-RSP	22,921	12,505
Terna Rete Elettrica Nazionale SpA	19,600	122,038

		763,346

Japan — 24.8%
ABC-Mart, Inc.	300	17,194
Advantest Corp.	600	14,170
Aeon Co. Ltd. (b)	11,400	240,248
Aeon Mall Co. Ltd.	600	9,788
AGC, Inc.	3,600	124,829
Aica Kogyo Co. Ltd.	1,500	52,214
Ain Holdings, Inc.	100	6,872
Air Water, Inc.	4,300	68,602
Aisin Seiki Co. Ltd.	1,300	50,741
Ajinomoto Co., Inc.	3,300	49,921
Alfresa Holdings Corp.	6,700	194,103
Alps Alpine Co. Ltd.	400	7,858
Amada Holdings Co. Ltd.	4,800	50,492
ANA Holdings, Inc.	1,600	59,389
Aoyama Trading Co. Ltd.	500	12,262
Aozora Bank Ltd.	300	8,651
Ariake Japan Co. Ltd.	100	5,273
Asahi Group Holdings Ltd.	100	4,318
Asahi Intecc Co. Ltd.	300	14,418
Asahi Kasei Corp.	15,709	171,314
Asics Corp.	800	10,650
Astellas Pharma, Inc.	10,000	154,375
Autobacs Seven Co. Ltd.	3,900	65,654
Azbil Corp.	4,000	88,322
Bandai Namco Holdings, Inc.	2,800	119,224
Benesse Holdings, Inc.	600	16,304
Bic Camera, Inc.	1,200	13,626
Bridgestone Corp.	2,700	106,550
Brother Industries Ltd.	500	9,140
Calbee, Inc.	200	5,543
Canon Marketing Japan, Inc.	500	9,405
Canon, Inc.	5,200	149,526
Capcom Co. Ltd.	2,554	51,231
Casio Computer Co. Ltd.	700	9,501
Central Japan Railway Co.	610	136,855
Chubu Electric Power Co., Inc.	28,500	448,673
Chugai Pharmaceutical Co. Ltd.	200	13,600
Chugoku Electric Power Co., Inc. (b)	24,000	311,966
Citizen Watch Co. Ltd.	4,900	27,863
Coca-Cola Bottlers Japan Holdings, Inc.	175	4,509
COMSYS Holdings Corp.	6,100	162,966
Cosmo Energy Holdings Co. Ltd.	1,290	27,163

	Number of Shares	Value
Japan (Continued)
Cosmos Pharmaceutical Corp.	29	$5,314
Dai Nippon Printing Co. Ltd.	3,700	85,686
Daicel Corp.	5,700	60,011
Daido Steel Co. Ltd.	100	4,222
Daifuku Co. Ltd.	39	1,913
Dai-ichi Life Holdings, Inc.	500	7,571
Daiichi Sankyo Co. Ltd.	429	16,059
Daiichikosho Co. Ltd.	455	22,480
Daikin Industries Ltd.	400	43,442
Daito Trust Construction Co. Ltd.	743	103,020
Daiwa House Industry Co. Ltd.	2,900	89,746
Denka Co. Ltd.	3,000	90,415
Denso Corp.	788	33,850
Dentsu, Inc.	1,234	51,546
DIC Corp.	600	19,080
Disco Corp.	11	1,516
East Japan Railway Co.	900	86,184
Ebara Corp.	600	17,032
Eisai Co. Ltd.	200	16,520
Electric Power Development Co. Ltd.	6,600	165,059
Exedy Corp.	700	16,695
Ezaki Glico Co. Ltd.	100	5,067
FamilyMart UNY Holdings Co. Ltd. (b)	5,244	149,566
Fancl Corp.	400	9,073
FANUC Corp.	100	16,565
Fast Retailing Co. Ltd.	11	5,154
FP Corp.	100	6,109
Fuji Electric Co. Ltd.	1,354	42,571
Fuji Media Holdings, Inc.	800	11,714
Fuji Oil Holdings, Inc.	800	26,806
FUJIFILM Holdings Corp.	3,800	170,372
Fujitsu Ltd.	177	11,939
Fukuyama Transporting Co. Ltd.	1,000	41,502
Glory Ltd.	200	4,890
GS Yuasa Corp.	400	8,017
H2O Retailing Corp.	700	9,571
Hakuhodo DY Holdings, Inc.	9,300	142,608
Hamamatsu Photonics KK	1,100	38,735
Hankyu Hanshin Holdings, Inc.	3,300	119,763
Haseko Corp.	4,500	56,230
Heiwa Corp.	200	3,963
Hino Motors Ltd.	4,000	36,759
Hirose Electric Co. Ltd.	105	10,800
HIS Co. Ltd.	200	7,654
Hisamitsu Pharmaceutical Co., Inc.	900	44,466
Hitachi Construction Machinery Co. Ltd.	1,600	39,943
Hitachi High-Technologies Corp.	600	22,826
Hitachi Ltd.	4,000	119,835
Hitachi Metals Ltd.	500	5,093
Hitachi Transport System Ltd.	1,200	35,789
Hokkaido Electric Power Co., Inc.	3,600	22,961
Hokuriku Electric Power Co.*	12,400	105,376
Honda Motor Co. Ltd.	2,500	70,809
Horiba Ltd.	600	30,399
Hoshizaki Corp.	300	20,320
House Foods Group, Inc.	700	28,045
Hoya Corp.	1,000	61,130

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Hulic Co. Ltd.	800	$7,352
Ibiden Co. Ltd.	400	5,677
Idemitsu Kosan Co. Ltd.	3,300	117,095
IHI Corp.	400	10,550
Iida Group Holdings Co. Ltd.	400	7,309
Inpex Corp.	3,700	35,996
Isetan Mitsukoshi Holdings Ltd.	6,200	61,599
Isuzu Motors Ltd.	10,400	149,059
Ito En Ltd.	600	27,165
ITOCHU Corp.	8,800	157,945
Itochu Techno-Solutions Corp.	300	7,061
Izumi Co. Ltd.	1,080	49,091
J. Front Retailing Co. Ltd.	1,100	12,184
Japan Airlines Co. Ltd.	4,400	160,672
Japan Airport Terminal Co. Ltd.	100	3,971
Japan Petroleum Exploration Co. Ltd.	200	4,166
Japan Steel Works Ltd.	400	7,212
Japan Tobacco, Inc.	200	5,090
JFE Holdings, Inc.	4,500	78,483
JGC Corp.	900	13,089
JSR Corp.	4,100	67,990
JTEKT Corp.	500	6,198
JXTG Holdings, Inc.	78,250	366,015
Kagome Co. Ltd.	400	10,270
Kajima Corp.	4,000	59,217
Kakaku.com, Inc.	486	9,347
Kaken Pharmaceutical Co. Ltd.	200	9,666
Kamigumi Co. Ltd.	3,800	88,105
Kandenko Co. Ltd.	3,600	32,210
Kaneka Corp.	3,122	122,137
Kansai Electric Power Co., Inc.	9,400	140,637
Kansai Mirai Financial Group, Inc.*	5,100	37,751
Kansai Paint Co. Ltd.	288	5,296
Kao Corp.	1,000	75,674
Kawasaki Heavy Industries Ltd.	500	12,846
Kawasaki Kisen Kaisha Ltd.*	200	2,824
KDDI Corp.	3,800	91,774
Keihan Holdings Co. Ltd.	3,000	124,236
Keikyu Corp.	400	6,633
Keio Corp.	1,300	76,374
Keisei Electric Railway Co. Ltd.	1,200	40,963
Kewpie Corp.	400	9,134
Kikkoman Corp.	1,800	89,580
Kinden Corp.	6,100	98,963
Kintetsu Group Holdings Co. Ltd.	1,600	72,296
Kirin Holdings Co. Ltd.	4,000	89,436
Kissei Pharmaceutical Co. Ltd.	300	8,247
Kobayashi Pharmaceutical Co. Ltd.	300	24,201
Koei Tecmo Holdings Co. Ltd.	240	4,301
Koito Manufacturing Co. Ltd.	600	34,711
Kokuyo Co. Ltd.	3,300	48,617
Komatsu Ltd.	1,191	29,219
Komeri Co. Ltd.	300	7,567
Konami Holdings Corp.	300	12,383
Konica Minolta, Inc.	3,400	32,986
Kose Corp.	69	11,169
K’s Holdings Corp.	6,600	60,711

	Number of Shares	Value
Japan (Continued)
Kubota Corp.	1,000	$13,497
Kuraray Co. Ltd.	3,900	52,341
Kurita Water Industries Ltd.	2,300	57,934
Kyocera Corp.	800	44,132
KYORIN Holdings, Inc.	400	7,920
Kyoritsu Maintenance Co. Ltd.	200	9,504
Kyowa Exeo Corp.	6,900	186,260
Kyowa Hakko Kirin Co. Ltd.	800	15,279
Kyudenko Corp.	100	3,423
Kyushu Electric Power Co., Inc.	11,900	141,534
Kyushu Railway Co.	10,026	343,146
Lawson, Inc. (b)	800	48,509
Lintec Corp.	3,500	79,325
Lion Corp.	706	14,479
LIXIL Group Corp.	200	2,711
M3, Inc.	400	6,633
Mabuchi Motor Co. Ltd.	200	6,881
Maeda Corp.	5,300	56,085
Maeda Road Construction Co. Ltd.	1,200	23,511
Makita Corp.	1,400	49,614
Marubeni Corp.	41,800	298,405
Maruha Nichiro Corp.	700	23,361
Marui Group Co. Ltd.	200	3,520
Maruichi Steel Tube Ltd.	1,150	34,607
Matsumotokiyoshi Holdings Co. Ltd.	700	24,021
Mazda Motor Corp.	600	7,047
Medipal Holdings Corp.	5,300	123,597
Megmilk Snow Brand Co. Ltd.	200	4,883
MEIJI Holdings Co. Ltd.	700	55,462
MINEBEA MITSUMI, Inc.	651	10,445
MISUMI Group, Inc.	500	12,132
Mitsubishi Chemical Holdings Corp.	9,400	69,402
Mitsubishi Corp.	5,200	146,630
Mitsubishi Electric Corp.	4,700	58,856
Mitsubishi Estate Co. Ltd.	700	12,029
Mitsubishi Gas Chemical Co., Inc.	4,000	61,157
Mitsubishi Heavy Industries Ltd.	3,421	139,243
Mitsubishi Logistics Corp.	300	7,559
Mitsubishi Materials Corp.	200	5,498
Mitsubishi Motors Corp.	3,400	19,089
Mitsubishi Shokuhin Co. Ltd.	100	2,601
Mitsubishi Tanabe Pharma Corp.	300	4,328
Mitsubishi UFJ Lease & Finance Co. Ltd.	900	4,584
Mitsui & Co. Ltd.	11,700	183,929
Mitsui Chemicals, Inc.	500	12,186
Mitsui Fudosan Co. Ltd.	700	16,585
Mitsui OSK Lines Ltd.	400	9,378
Miura Co. Ltd.	953	21,830
Mizuho Financial Group, Inc.	4,700	7,397
Mochida Pharmaceutical Co. Ltd.	100	10,663
MS&AD Insurance Group Holdings, Inc.	400	12,012
Murata Manufacturing Co. Ltd.	139	21,633
Nabtesco Corp.	200	5,280
Nagase & Co. Ltd.	4,200	61,838
Nagoya Railroad Co. Ltd.	4,600	126,653
Nankai Electric Railway Co. Ltd.	1,200	32,210
NEC Corp.	800	26,698

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Japan (Continued)
NGK Insulators Ltd.	800	$12,210
NGK Spark Plug Co. Ltd.	1,200	25,505
NH Foods Ltd.	200	7,303
NHK Spring Co. Ltd.	6,100	56,824
Nichirei Corp.	400	9,953
Nidec Corp.	136	16,462
Nifco, Inc.	300	7,627
Nihon Kohden Corp.	800	24,039
Nihon M&A Center, Inc.	206	5,200
Nihon Unisys Ltd.	2,600	67,849
Nikon Corp.	7,100	107,533
Nippo Corp.	3,400	66,155
Nippon Electric Glass Co. Ltd.	100	2,704
Nippon Express Co. Ltd.	700	41,313
Nippon Gas Co. Ltd.	200	6,971
Nippon Kayaku Co. Ltd.	600	7,303
Nippon Paper Industries Co. Ltd.	1,200	23,920
Nippon Shokubai Co. Ltd.	600	40,909
Nippon Steel & Sumitomo Metal Corp.	4,313	77,624
Nippon Telegraph & Telephone Corp.	400	17,251
Nippon Television Holdings, Inc.	700	10,998
Nippon Yusen KK	3,300	52,026
Nipro Corp.	400	5,271
Nishi-Nippon Railroad Co. Ltd.	1,100	26,275
Nissan Chemical Corp.	1,783	90,015
Nissan Motor Co. Ltd.	3,500	30,259
Nisshin Seifun Group, Inc.	6,000	128,710
Nisshinbo Holdings, Inc.	500	4,271
Nissin Foods Holdings Co. Ltd.	684	47,497
Nitori Holdings Co. Ltd.	43	5,363
Nitto Denko Corp.	400	21,351
Noevir Holdings Co. Ltd.	100	4,815
NOF Corp.	3,300	113,686
NOK Corp.	200	3,223
Nomura Real Estate Holdings, Inc.	800	15,156
Nomura Research Institute Ltd.	710	28,892
NS Solutions Corp.	200	5,286
NSK Ltd.	500	4,595
NTT Data Corp.	4,600	50,289
NTT DOCOMO, Inc.	900	20,952
Obayashi Corp.	5,300	51,657
Obic Co. Ltd.	400	38,196
Odakyu Electric Railway Co. Ltd.	3,600	84,114
Oji Holdings Corp.	22,200	132,019
OKUMA Corp.	200	11,031
Olympus Corp.	489	21,634
Omron Corp.	300	12,949
Ono Pharmaceutical Co. Ltd.	200	4,112
Oracle Corp.	200	14,930
Oriental Land Co. Ltd.	300	32,959
ORIX Corp.	4,300	62,267
Osaka Gas Co. Ltd.	16,000	327,704
OSG Corp.	1,000	19,727
Otsuka Corp.	800	28,782
Otsuka Holdings Co. Ltd.	300	12,510
PALTAC CORPORATION	2,400	123,751
Pan Pacific International Holdings Corp.	400	23,859

	Number of Shares	Value
Japan (Continued)
Panasonic Corp.	800	$7,366
Park24 Co. Ltd.	500	12,010
Penta-Ocean Construction Co. Ltd.	1,200	6,047
Persol Holdings Co. Ltd.	143	2,451
Pigeon Corp.	300	12,235
Pilot Corp.	200	9,163
Pola Orbis Holdings, Inc.	235	6,597
Recruit Holdings Co. Ltd.	1,085	30,351
Relo Group, Inc.	400	10,435
Rengo Co. Ltd.	9,900	85,909
Resona Holdings, Inc.	1,100	4,973
Ricoh Co. Ltd.	600	6,091
Rinnai Corp.	300	20,185
Rohm Co. Ltd.	100	6,315
Rohto Pharmaceutical Co. Ltd.	700	18,406
Ryohin Keikaku Co. Ltd.	94	22,309
Sankyo Co. Ltd.	600	22,098
Sankyu, Inc.	1,400	68,541
Santen Pharmaceutical Co. Ltd.	900	14,027
Sanwa Holdings Corp.	5,000	57,986
SCREEN Holdings Co. Ltd.	100	3,989
SCSK Corp.	500	21,874
Secom Co. Ltd.	1,800	155,552
Sega Sammy Holdings, Inc.	1,000	11,642
Seibu Holdings, Inc.	3,400	60,413
Seino Holdings Co. Ltd.	7,100	100,199
Sekisui Chemical Co. Ltd.	4,000	62,774
Sekisui House Ltd.	5,900	88,696
Seven & i Holdings Co. Ltd. (b)	4,200	184,646
SG Holdings Co. Ltd.	2,400	70,284
Shikoku Electric Power Co., Inc.	5,700	71,839
Shimachu Co. Ltd.	2,818	75,766
Shimadzu Corp.	4,400	108,498
Shimamura Co. Ltd. (b)	100	8,453
Shimano, Inc.	266	40,407
Shimizu Corp.	4,200	36,899
Shin-Etsu Chemical Co. Ltd.	800	66,626
Shionogi & Co. Ltd.	800	51,139
Shiseido Co. Ltd.	300	19,802
Showa Denko KK	743	27,666
Showa Shell Sekiyu KK	5,800	87,010
SKY Perfect JSAT Holdings, Inc.	3,200	14,316
Skylark Holdings Co. Ltd.	3,900	59,733
SMC Corp.	84	29,240
Sohgo Security Services Co. Ltd.	200	8,642
Sojitz Corp.	46,200	169,743
Sompo Holdings, Inc.	500	18,671
Sony Corp.	1,100	52,777
Sony Financial Holdings, Inc.	400	7,564
Sotetsu Holdings, Inc.	3,700	111,180
Stanley Electric Co. Ltd.	1,400	40,244
Subaru Corp.	1,100	27,930
Sugi Holdings Co. Ltd.	700	30,403
Sumitomo Bakelite Co. Ltd.	1,000	37,684
Sumitomo Chemical Co. Ltd.	12,000	59,504
Sumitomo Corp.	17,300	248,730
Sumitomo Dainippon Pharma Co. Ltd.	4,400	108,577

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Sumitomo Electric Industries Ltd.	9,600	$133,582
Sumitomo Forestry Co. Ltd.	600	7,821
Sumitomo Heavy Industries Ltd.	609	20,843
Sumitomo Metal Mining Co. Ltd.	893	26,184
Sumitomo Mitsui Financial Group, Inc.	100	3,541
Sumitomo Mitsui Trust Holdings, Inc.	100	3,790
Sumitomo Osaka Cement Co. Ltd.	800	32,878
Sumitomo Realty & Development Co. Ltd.	571	21,359
Sumitomo Rubber Industries Ltd.	900	11,569
Sundrug Co. Ltd.	700	21,443
Suzuken Co. Ltd.	5,200	284,944
Suzuki Motor Corp.	3,100	158,759
Sysmex Corp.	300	18,053
T&D Holdings, Inc.	700	8,404
Taiheiyo Cement Corp.	500	17,090
Taisei Corp.	4,534	214,237
Taisho Pharmaceutical Holdings Co. Ltd.	300	30,372
Taiyo Nippon Sanso Corp.	800	11,304
Taiyo Yuden Co. Ltd.	200	3,938
Takara Holdings, Inc.	1,700	19,242
Takashimaya Co. Ltd. (b)	3,400	44,745
Takeda Pharmaceutical Co. Ltd.	258	10,358
TDK Corp.	200	15,631
TechnoPro Holdings, Inc.	200	10,798
Teijin Ltd.	5,400	90,566
Terumo Corp.	858	52,565
THK Co. Ltd.	557	13,690
TIS, Inc.	900	41,879
Tobu Railway Co. Ltd.	3,800	106,162
Toda Corp.	1,000	6,351
Toho Co. Ltd.	500	17,876
Toho Gas Co. Ltd.	4,900	222,727
Tohoku Electric Power Co., Inc.	11,900	156,073
Tokai Carbon Co. Ltd.	200	2,774
Tokai Rika Co. Ltd.	1,200	21,958
Tokai Tokyo Financial Holdings, Inc.	1,100	4,753
Tokio Marine Holdings, Inc.	700	34,120
Tokyo Broadcasting System Holdings, Inc.	300	5,754
Tokyo Century Corp.	200	8,920
Tokyo Electric Power Co. Holdings, Inc.*	23,600	147,129
Tokyo Electron Ltd.	186	25,314
Tokyo Gas Co. Ltd.	11,000	302,866
Tokyo Tatemono Co. Ltd.	300	3,485
Tokyu Corp.	6,600	111,877
Tokyu Fudosan Holdings Corp.	4,300	23,756
Toppan Forms Co. Ltd.	900	7,794
Toppan Printing Co. Ltd.	1,000	15,918
Toray Industries, Inc.	4,600	32,045
Toshiba Plant Systems & Services Corp.	1,100	19,941
Tosoh Corp.	300	4,428
TOTO Ltd.	880	33,320
Toyo Seikan Group Holdings Ltd.	800	16,910
Toyo Suisan Kaisha Ltd.	2,600	96,461
Toyobo Co. Ltd.	500	7,092
Toyoda Gosei Co. Ltd.	1,000	22,655
Toyota Boshoku Corp.	300	4,940

	Number of Shares	Value
Japan (Continued)
Toyota Industries Corp.	200	$10,259
Toyota Motor Corp.	100	6,016
Toyota Tsusho Corp.	4,200	133,372
Trend Micro, Inc.	600	29,590
TS Tech Co. Ltd.	3,800	110,771
Tsumura & Co.	100	3,158
Tsuruha Holdings, Inc.	400	35,429
TV Asahi Holdings Corp.	300	5,498
Ube Industries Ltd.	3,200	72,555
Unicharm Corp.	1,277	40,666
Ushio, Inc.	1,200	13,475
USS Co. Ltd.	900	16,396
Wacoal Holdings Corp.	1,200	30,086
Welcia Holdings Co. Ltd.	400	14,193
West Japan Railway Co.	1,700	128,141
Yakult Honsha Co. Ltd.	200	13,421
Yamada Denki Co. Ltd.	11,700	56,545
Yamaha Corp.	2,381	117,211
Yamaha Motor Co. Ltd.	400	8,110
Yamato Holdings Co. Ltd.	3,400	88,543
Yamato Kogyo Co. Ltd.	400	11,067
Yamazaki Baking Co. Ltd.	1,000	17,122
Yaoko Co. Ltd.	300	15,927
Yaskawa Electric Corp. (b)	621	17,656
Yokogawa Electric Corp.	3,400	65,483
Yokohama Rubber Co. Ltd.	500	10,200
Zenkoku Hosho Co. Ltd.	400	14,714
Zensho Holdings Co. Ltd.	3,700	85,952
Zeon Corp.	900	9,184

		20,437,117

Luxembourg (c) — 0.6%
Aroundtown SA	46,484	391,692
RTL Group SA	588	33,196
SES SA	2,551	51,314
Tenaris SA	456	6,091

		482,293

Netherlands — 2.7%
Aalberts Industries NV	1,801	66,631
Aegon NV	2,640	14,213
Akzo Nobel NV	415	37,677
ASML Holding NV	120	22,016
ASR Nederland NV	1,560	68,817
EXOR NV	165	10,165
GrandVision NV, 144A	342	7,610
Heineken Holding NV	293	28,376
Heineken NV	122	12,308
Koninklijke Ahold Delhaize NV	31,565	815,009
Koninklijke DSM NV	4,838	520,053
Koninklijke KPN NV	15,656	48,348
Koninklijke Philips NV	2,030	80,905
Koninklijke Vopak NV	593	29,029
NN Group NV	726	31,662
QIAGEN NV*	708	27,104
Randstad NV	2,432	130,020
Royal Dutch Shell PLC, Class A	586	18,313
Royal Dutch Shell PLC, Class B	655	20,600

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Netherlands (Continued)
Signify NV, 144A	1,374	$36,533
Wolters Kluwer NV	2,436	160,829

		2,186,218

New Zealand — 1.2%
Air New Zealand Ltd.	24,170	40,685
Auckland International Airport Ltd.	10,677	56,537
Contact Energy Ltd.	26,905	116,065
Fisher & Paykel Healthcare Corp. Ltd.	11,619	116,400
Fletcher Building Ltd.*	2,982	9,938
Kiwi Property Group Ltd.	45,523	43,744
Mercury NZ Ltd.	25,201	63,374
Meridian Energy Ltd.	25,791	64,858
Ryman Healthcare Ltd.	18,418	138,071
SKYCITY Entertainment Group Ltd.	29,212	75,053
Spark New Zealand Ltd.	97,859	248,757
Xero Ltd.*	818	27,643

		1,001,125

Norway — 0.8%
Aker ASA, Class A	154	11,658
DNB ASA	470	9,019
Equinor ASA	1,195	26,895
Gjensidige Forsikring ASA	1,109	19,906
Mowi ASA (b)	7,417	171,314
Norsk Hydro ASA	6,567	27,232
Orkla ASA	31,347	247,287
Telenor ASA	4,583	89,473
Yara International ASA	966	40,702

		643,486

Poland — 0.4%
Bank Polska Kasa Opieki SA	96	2,879
CD Projekt SA*	185	9,307
Dino Polska SA, 144A*	773	21,890
Grupa Lotos SA	5,807	146,278
LPP SA	3	6,475
PGE Polska Grupa Energetyczna SA*	2,576	7,908
Polski Koncern Naftowy ORLEN SA	2,701	72,842
Polskie Gornictwo Naftowe i Gazownictwo SA	10,800	19,779
Powszechna Kasa Oszczednosci Bank Polski SA	1,801	18,132
Powszechny Zaklad Ubezpieczen SA	1,166	12,590

		318,080

Portugal — 0.3%
EDP — Energias de Portugal SA	40,281	147,924
Galp Energia SGPS SA	7,347	120,722
Jeronimo Martins SGPS SA	804	12,131

		280,777

Singapore — 2.7%
Ascendas Real Estate Investment Trust REIT	46,900	97,188
BOC Aviation Ltd., 144A	11,933	103,219
CapitaLand Commercial Trust REIT	117,395	168,551
CapitaLand Ltd.	18,800	47,584

	Number of Shares	Value
Singapore (Continued)
CapitaLand Mall Trust REIT	108,100	$192,007
City Developments Ltd.	3,500	23,105
ComfortDelGro Corp. Ltd.	153,500	271,511
DBS Group Holdings Ltd.	700	12,869
Frasers Property Ltd.	4,700	5,983
Genting Singapore Ltd.	40,100	30,271
Golden Agri-Resources Ltd.	40,400	8,222
Jardine Cycle & Carriage Ltd.	593	14,632
Keppel Corp. Ltd.	17,100	77,957
M1 Ltd.	20,900	31,864
Oversea-Chinese Banking Corp. Ltd.	3,945	32,291
SATS Ltd.	28,200	107,065
Sembcorp Industries Ltd.	15,500	30,055
SIA Engineering Co. Ltd.	6,200	11,104
Singapore Airlines Ltd.	17,500	129,644
Singapore Exchange Ltd.	24,100	139,834
Singapore Post Ltd.	33,000	24,667
Singapore Press Holdings Ltd.	45,600	83,020
Singapore Technologies Engineering Ltd.	34,700	96,046
Singapore Telecommunications Ltd.	21,200	47,383
StarHub Ltd.	5,100	6,039
Suntec Real Estate Investment Trust REIT	15,800	22,568
United Overseas Bank Ltd.	2,500	46,292
UOL Group Ltd.	16,816	82,512
Venture Corp. Ltd.	16,900	222,632
Wilmar International Ltd.	20,800	49,260
Wing Tai Holdings Ltd.	17,700	26,461

		2,241,836

South Africa (c) — 0.0%
Investec PLC	1,792	11,746

South Korea — 2.6%
Amorepacific Corp.	43	7,646
Cheil Worldwide, Inc.	1,379	30,714
CJ CheilJedang Corp.	167	47,812
CJ Corp.	54	6,002
CJ ENM Co. Ltd.	41	8,687
CJ Logistics Corp.*	49	8,278
Coway Co. Ltd.	525	44,158
Daelim Industrial Co. Ltd.	457	38,032
DB Insurance Co. Ltd.	346	22,304
DGB Financial Group, Inc.	761	5,738
Dongsuh Cos., Inc.	383	6,726
E-MART, Inc.	247	39,531
GS Holdings Corp.	589	28,070
GS Retail Co. Ltd.	208	7,157
Hana Financial Group, Inc.	297	10,259
Hankook Tire Co. Ltd.	429	16,306
Hanon Systems	515	5,701
HDC Hyundai Development Co-Engineering & Construction, Class E	894	38,273
Hyosung TNC Co. Ltd.	95	14,190
Hyundai Department Store Co. Ltd.	574	49,403
Hyundai Engineering & Construction Co. Ltd.	397	20,191
Hyundai Glovis Co. Ltd.	301	37,334
Hyundai Marine & Fire Insurance Co. Ltd.	304	10,190

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
South Korea (Continued)
Hyundai Mobis Co. Ltd.	424	$83,126
Hyundai Motor Co.	236	26,544
Hyundai Steel Co.	652	28,899
Industrial Bank of Korea	1,297	16,087
Kangwon Land, Inc.	588	16,155
KB Financial Group, Inc.	578	22,792
KCC Corp.	11	3,125
Kia Motors Corp.	4,248	138,050
Korea Electric Power Corp.	783	24,262
Korea Gas Corp.	1,244	55,414
Korea Zinc Co. Ltd.	58	23,541
KT&G Corp.	1,823	171,002
Kumho Petrochemical Co. Ltd.	282	23,995
LG Chem Ltd.	52	18,055
LG Corp.	1,249	83,289
LG Display Co. Ltd.	359	6,783
LG Electronics, Inc.	459	28,772
LG Household & Health Care Ltd.	4	4,431
LG Uplus Corp.	12,143	161,950
Lotte Chemical Corp.	40	11,345
Lotte Chilsung Beverage Co. Ltd.	6	8,498
LOTTE Fine Chemical Co. Ltd.	213	9,185
Lotte Shopping Co. Ltd.	94	15,963
LS Corp.	108	5,810
NAVER Corp.	70	8,278
NongShim Co. Ltd.	29	6,936
Ottogi Corp.	9	6,114
POSCO	308	72,023
Posco Daewoo Corp.	325	5,476
S-1 Corp.	333	30,200
Samsung C&T Corp.	69	7,086
Samsung Electro-Mechanics Co. Ltd.	113	10,750
Samsung Electronics Co. Ltd.	213	8,541
Samsung Fire & Marine Insurance Co. Ltd.	220	58,976
Shinhan Financial Group Co. Ltd.	466	18,086
Shinsegae Inc.	40	10,154
SK Holdings Co. Ltd.	57	13,810
SK Hynix, Inc.	763	47,488
SK Innovation Co. Ltd.	935	156,291
SK Telecom Co. Ltd.	370	85,698
SKC Co. Ltd.	129	4,439
S-Oil Corp.	786	69,885
Yuhan Corp.	97	22,467

		2,132,473

Spain — 2.2%
Acciona SA	365	35,511
Acerinox SA	3,631	38,485
ACS Actividades de Construccion y Servicios SA (b)	5,300	235,249
Aena SME SA, 144A	181	32,338
Amadeus IT Group SA	1,310	98,750
Bankinter SA	1,853	15,239
Cellnex Telecom SA, 144A*	655	16,953
Corp. Financiera Alba SA	1,123	56,074
EDP Renovaveis SA	1,609	15,152

	Number of Shares	Value
Spain (Continued)
Enagas SA	6,794	$193,795
Endesa SA	3,341	84,267
Ferrovial SA	2,721	62,774
Fomento de Construcciones y Contratas SA*	468	6,928
Grifols SA	658	17,128
Grupo Catalana Occidente SA	546	19,460
Iberdrola SA	9,058	75,831
Mapfre SA	1,658	4,690
Mediaset Espana Comunicacion SA	1,253	9,414
Merlin Properties Socimi SA REIT	23,551	305,988
Naturgy Energy Group SA	3,085	83,853
Red Electrica Corp. SA	6,764	146,341
Repsol SA	8,487	146,170
Telefonica SA	6,565	56,732
Zardoya Otis SA	1,733	14,504

		1,771,626

Sweden — 4.9%
Alfa Laval AB	3,859	84,448
Assa Abloy AB, Class B	4,534	93,841
Atlas Copco AB, Class A	2,667	72,304
Atlas Copco AB, Class B	1,864	46,809
Boliden AB	5,780	158,265
Electrolux AB, Series B	1,311	34,328
Elekta AB, Class B	2,640	30,416
Epiroc AB, Class A*	4,679	47,004
Epiroc AB, Class B*	2,985	28,063
Essity AB, Class B	301	8,403
Fastighets AB Balder, Class B*	7,090	208,767
Hennes & Mauritz AB, Class B (b)	716	10,842
Hexagon AB, Class B	1,138	59,892
Husqvarna AB, Class B	5,205	42,686
ICA Gruppen AB (b)	1,072	41,228
Industrivarden AB, Class A	7,409	157,399
Industrivarden AB, Class C	6,573	136,969
Investment AB Latour, Class B	1,497	19,704
Investor AB, Class A	1,435	63,334
Investor AB, Class B	4,580	204,670
Kinnevik AB, Class B	16,190	410,420
L E Lundbergforetagen AB, Class B	1,494	46,095
Lundin Petroleum AB	2,302	75,314
Nibe Industrier AB, Class B	6,313	79,026
Saab AB, Class B	1,605	55,067
Sandvik AB	12,914	212,302
Securitas AB, Class B	14,295	224,320
Skandinaviska Enskilda Banken AB, Class A	1,412	14,382
Skanska AB, Class B	8,616	155,506
SKF AB, Class B	8,741	147,203
Svenska Cellulosa AB SCA, Class B	32,287	297,871
Svenska Handelsbanken AB, Class A	902	10,295
Swedbank AB, Class A	868	15,958
Swedish Match AB	6,250	293,179
Swedish Orphan Biovitrum AB*	751	16,329
Tele2 AB, Class B	7,773	102,439
Telefonaktiebolaget LM Ericsson, Class B	934	8,554

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Sweden (Continued)
Telia Co. AB	43,439	$188,661
Trelleborg AB, Class B	3,285	54,004
Volvo AB, Class B	6,322	93,145

		4,049,442

Switzerland — 2.8%
ABB Ltd.	2,380	47,220
Adecco Group AG	1,477	76,889
Baloise Holding AG	186	30,434
Banque Cantonale Vaudoise	8	6,505
Barry Callebaut AG	37	63,846
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	8	52,118
Cie Financiere Richemont SA	296	22,713
Clariant AG*	1,353	29,133
Coca-Cola HBC AG*	1,794	60,514
DKSH Holding AG	474	27,859
Dufry AG*	50	5,079
EMS-Chemie Holding AG	43	24,884
Ferguson PLC	3,502	243,195
Flughafen Zurich AG	299	53,365
Geberit AG	214	85,583
Georg Fischer AG	104	92,391
Givaudan SA	58	145,378
Helvetia Holding AG	43	25,855
Kuehne + Nagel International AG	393	51,383
LafargeHolcim Ltd.*	101	5,008
Logitech International SA	1,653	62,274
Nestle SA	11	998
Novartis AG	119	10,875
OC Oerlikon Corp. AG*	3,684	49,332
Pargesa Holding SA	242	19,920
Partners Group Holding AG	154	111,612
PSP Swiss Property AG	534	54,461
Roche Holding AG	41	11,413
Schindler Holding AG	122	27,114
Schindler Holding AG Participation Certificates	245	55,483
SGS SA	53	135,399
Sika AG	722	97,842
Sonova Holding AG	475	88,997
STMicroelectronics NV	896	14,661
Straumann Holding AG	53	41,444
Sulzer AG	159	15,753
Swatch Group AG — Bearer	163	48,350
Swatch Group AG — Registered	242	13,871
Swiss Life Holding AG*	65	28,383
Swiss Prime Site AG*	461	38,987
Swiss Re AG	110	10,912
Swisscom AG	229	106,225
Temenos AG*	396	57,520
Zurich Insurance Group AG	104	34,451

		2,285,629

United Kingdom — 13.5%
3i Group PLC	34,369	432,365
Admiral Group PLC	8,379	243,182
Ashmore Group PLC	7,908	44,388

	Number of Shares	Value
United Kingdom (Continued)
Ashtead Group PLC	2,961	$78,887
Associated British Foods PLC	633	18,885
AstraZeneca PLC	224	18,291
Auto Trader Group PLC, 144A	9,395	59,445
Aviva PLC	3,699	20,822
B&M European Value Retail SA	10,864	51,082
Babcock International Group PLC	5,277	37,972
BAE Systems PLC	23,249	144,104
Barclays PLC	2,068	4,515
Barratt Developments PLC	14,253	113,558
Bellway PLC	2,252	90,610
Berkeley Group Holdings PLC	4,225	221,977
BP PLC	8,671	61,634
British Land Co. PLC REIT	11,396	91,584
BT Group PLC	18,471	52,748
Bunzl PLC	4,900	154,660
Burberry Group PLC	7,058	177,383
Centrica PLC	74,614	123,559
Cineworld Group PLC	5,057	18,766
CNH Industrial NV	3,829	41,525
Cobham PLC*	8,234	12,885
Compass Group PLC	8,240	182,484
Croda International PLC	2,600	166,377
Derwent London PLC REIT	3,286	142,747
Diageo PLC	832	32,242
Direct Line Insurance Group PLC	38,226	181,362
Dixons Carphone PLC	11,543	20,382
DS Smith PLC	4,160	18,564
easyJet PLC	3,292	53,748
Experian PLC	7,655	199,922
Fiat Chrysler Automobiles NV*	360	5,322
G4S PLC	28,702	80,133
GlaxoSmithKline PLC	1,774	35,333
Halma PLC	9,575	197,913
Hammerson PLC REIT	7,713	39,159
Hargreaves Lansdown PLC	1,954	45,275
Howden Joinery Group PLC	20,921	137,104
IMI PLC	6,942	87,349
Imperial Brands PLC	1,235	41,239
Inchcape PLC	11,892	89,369
Informa PLC	8,670	81,323
Inmarsat PLC	2,917	15,512
InterContinental Hotels Group PLC	3,501	209,993
International Consolidated Airlines Group SA	9,044	72,056
Intertek Group PLC	2,626	177,646
ITV PLC	47,979	83,664
J Sainsbury PLC	46,594	141,922
JD Sports Fashion PLC	6,012	37,240
Johnson Matthey PLC	10,103	415,637
Kingfisher PLC	55,076	177,354
Legal & General Group PLC	8,745	32,639
Lloyds Banking Group PLC	6,997	5,913
London Stock Exchange Group PLC	69	4,136
Marks & Spencer Group PLC	23,236	84,374
Meggitt PLC	15,884	113,919
Melrose Industries PLC	5,188	12,000

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
Merlin Entertainments PLC, 144A	3,030	$14,573
Mondi PLC	7,211	165,787
National Grid PLC	13,201	148,880
Next PLC	2,363	159,917
Pearson PLC	15,014	168,947
Pennon Group PLC	8,560	88,580
Persimmon PLC	6,682	216,239
Phoenix Group Holdings PLC	1,672	15,545
Prudential PLC	569	12,034
Quilter PLC, 144A	6,159	10,648
RELX PLC	2,121	48,778
Renishaw PLC	416	23,461
Rentokil Initial PLC	71,333	333,029
Rightmove PLC	13,314	85,375
Rio Tinto Ltd.	7,034	481,217
Rio Tinto PLC	2,481	143,087
Rolls-Royce Holdings PLC*	11,224	142,572
Royal Mail PLC	92,456	347,775
RPC Group PLC	6,435	67,789
RSA Insurance Group PLC	2,621	17,814
Sage Group PLC	5,657	49,736
Schroders PLC	429	15,606
Segro PLC REIT	77,578	682,063
Severn Trent PLC	2,542	68,265
Smith & Nephew PLC	10,386	198,444
Smiths Group PLC	9,841	187,246
Spirax-Sarco Engineering PLC	600	53,191
SSE PLC	16,549	261,611
St James’s Place PLC	467	6,040
Standard Life Aberdeen PLC	2,520	8,271
Subsea 7 SA	1,356	16,596
Tate & Lyle PLC	15,089	139,486
Taylor Wimpey PLC	49,092	118,449
TechnipFMC PLC	304	6,702
Tesco PLC	26,805	80,577
Travis Perkins PLC	3,035	57,969
Unilever NV	725	39,268
Unilever PLC	1,531	81,618
United Utilities Group PLC	9,538	106,592
Vodafone Group PLC	38,641	69,015
Weir Group PLC	1,120	24,431
Whitbread PLC	2,430	156,856
William Hill PLC	7,761	19,361
Wm Morrison Supermarkets PLC	65,951	201,847
WPP PLC	4,873	53,525

		11,130,991

	Number of Shares	Value
United States (c) — 0.4%
Carnival PLC	2,016	$113,051
Samsonite International SA, 144A*	11,119	33,358
Sims Metal Management Ltd.	2,932	23,655
Waste Connections, Inc.	1,711	142,531

		312,595

TOTAL COMMON STOCKS (Cost $82,905,331)		81,909,572

PREFERRED STOCKS — 0.2%

Germany — 0.2%
FUCHS PETROLUB SE	875	39,157
Henkel AG & Co. KGaA	189	18,904
Porsche Automobil Holding SE	1,245	83,105
Sartorius AG	64	10,159

		151,325

South Korea — 0.0%
CJ Corp.*(e)	6	40
Hanwha Corp.	461	6,394
Hyundai Motor Co. — 2nd Preferred	62	4,432

		10,866

Spain — 0.0%
Grifols SA, Class B	407	7,795

TOTAL PREFERRED STOCKS (Cost $180,135)		169,986

SECURITIES LENDING COLLATERAL — 1.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 2.31% (f)(g) (Cost $890,630)	890,630	890,630

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.38% (f) (Cost $11,096)	11,096	11,096

TOTAL INVESTMENTS — 100.8% (Cost $83,987,192)		$82,981,284
Other assets and liabilities, net — (0.8%)		(655,284)

NET ASSETS — 100.0%		$82,326,000

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
COMMON STOCKS — 0.0%
Germany — 0.0%
DWS Group GmbH & Co. KGaA, 144A*(d)
—	16,544		—	—	2,295	—	—	634	18,839

SECURITIES LENDING COLLATERAL — 1.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31% (f)(g)
227,652	662,978	(h)	—	—	—	2,773	—	890,630	890,630

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.38% (f)
—	2,065,337		(2,054,241)	—	—	543	—	11,096	11,096

227,652	2,744,859		(2,054,241)	—	2,295	3,316	—	902,360	920,565

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2019 amounted to $1,165,922, which is 1.4% of net assets.

(c)	Securities are listed in country of domicile and trade on exchanges within the FTSE Developed ex US Comprehensive Factor Index.
(d)	Affiliated issuer. The security is owned in proportion with its representation in the index.
(e)	Investment was valued using significant unobservable inputs.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $434,944.

(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2019.

CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2019, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
MSCI EAFE Futures	USD	2	$166,910	$186,900	3/15/2019	$19,990

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (i)	$81,909,572	$—	$—	$81,909,572
Preferred Stocks (i)	169,946	—	40	169,986
Short-Term Investments (i)	901,726	—	—	901,726
Derivatives (j)
Futures Contracts	19,990	—	—	19,990

TOTAL	$83,001,234	$—	$40	$83,001,274

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended February 28, 2019, the amount of transfers between Level 3 and Level 1 was $40,835. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF

February 28, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.8%

Brazil — 4.9%
Ambev SA	46	$211
Atacadao Distribuicao Comercio e Industria Ltda	154	802
B3 SA — Brasil Bolsa Balcao	1,636	14,304
Banco BTG Pactual SA	1,095	9,971
Banco Santander Brasil SA	64	767
BB Seguridade Participacoes SA	1,370	9,973
CCR SA	18	68
Cia de Saneamento Basico do Estado de Sao Paulo	668	7,009
Cielo SA	872	2,527
Cosan SA	817	9,520
EDP — Energias do Brasil SA	3,274	15,103
Embraer SA	2,238	11,386
Energisa SA	1,214	13,046
Engie Brasil Energia SA	698	7,661
Equatorial Energia SA	867	18,987
Estacio Participacoes SA	167	1,227
Fleury SA	233	1,243
Grendene SA	2,170	5,017
Guararapes Confeccoes SA	28	1,091
Hypera SA	1,068	7,661
IRB Brasil Resseguros S/A	1,347	31,967
JBS SA	208	745
Klabin SA	729	3,507
Kroton Educacional SA	127	371
Localiza Rent a Car SA	384	3,538
Lojas Renner SA	1,178	13,595
M Dias Branco SA	273	3,420
Multiplan Empreendimentos Imobiliarios SA	167	1,121
Odontoprev SA	557	2,465
Petrobras Distribuidora SA	2,343	15,275
Porto Seguro SA	731	10,923
Qualicorp Consultoria e Corretora de Seguros SA	220	909
Raia Drogasil SA	579	10,099
Sao Martinho SA	2,264	11,337
Smiles Fidelidade SA	68	870
Sul America SA	2,628	21,303
Suzano Papel e Celulose SA	392	4,982
TIM Participacoes SA	3,176	10,010
Transmissora Alianca de Energia Eletrica SA	2,324	15,467
Ultrapar Participacoes SA	85	1,210
Vale SA	68	854
WEG SA	638	3,134

		304,676

Chile — 2.7%
AES Gener SA	19,001	5,690
Aguas Andinas SA, Class A	15,683	9,197
Banco de Chile	28,245	4,491
Banco de Credito e Inversiones SA	80	5,478
Banco Santander Chile	39,330	3,141
Cencosud SA	5,801	10,817

	Number of Shares	Value
Chile (Continued)
Cia Cervecerias Unidas SA	1,212	$17,167
Colbun SA	45,736	10,581
Empresa Nacional de Telecomunicaciones SA	947	9,979
Empresas CMPC SA	3,921	14,730
Empresas COPEC SA	1,132	15,386
Enel Americas SA	93,684	16,310
Enel Chile SA	165,850	17,428
Engie Energia Chile SA	3,542	7,060
Latam Airlines Group SA	561	6,528
Parque Arauco SA	3,918	10,770
SACI Falabella	570	4,439

		169,192

China — 19.0%
3SBio, Inc., 144A	1,038	1,716
51job, Inc., ADR*(a)	45	3,252
Agile Group Holdings Ltd.	2,859	3,573
Agricultural Bank of China Ltd., Class H	43,838	20,998
Air China Ltd., Class H	4,646	5,019
Alibaba Group Holding Ltd., ADR*(a)	6	1,098
Aluminum Corp. of China Ltd., Class H*	791	325
Angang Steel Co. Ltd., Class H (a)	10,698	7,959
Anhui Conch Cement Co. Ltd., Class H	7,048	40,314
Anhui Expressway Co. Ltd., Class H	2,861	1,870
Anhui Gujing Distillery Co. Ltd., Class B	1,916	11,570
ANTA Sports Products Ltd.	768	4,501
BAIC Motor Corp. Ltd., Class H, 144A	910	579
Bank of China Ltd., Class H	13,861	6,463
Bank of Communications Co. Ltd., Class H	2,315	1,944
Beijing Capital International Airport Co. Ltd., Class H	839	839
Beijing Jingneng Clean Energy Co. Ltd., Class H	2,715	598
Bengang Steel Plates Co. Ltd., Class B	9,700	2,904
BOE Technology Group Co. Ltd., Class B	10,969	4,346
CAR, Inc.*	635	558
China BlueChemical Ltd., Class H	8,642	2,730
China CITIC Bank Corp. Ltd., Class H	14,572	9,467
China Coal Energy Co. Ltd., Class H	12,114	5,262
China Communications Construction Co. Ltd., Class H	14,085	15,180
China Communications Services Corp. Ltd., Class H	23,296	23,415
China Conch Venture Holdings Ltd.	8,752	29,211
China Construction Bank Corp., Class H	2,101	1,868
China Dongxiang Group Co. Ltd.	23,300	3,354
China Eastern Airlines Corp. Ltd., Class H	3,738	2,386
China Everbright Bank Co. Ltd., Class H	4,079	1,954
China Huarong Asset Management Co. Ltd., Class H, 144A	2,106	483
China Life Insurance Co. Ltd., Class H	2,546	7,006
China Literature Ltd., 144A*(a)	274	1,307
China Longyuan Power Group Corp. Ltd., Class H	4,993	3,727
China Machinery Engineering Corp., Class H	1,431	764

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
China (Continued)
China Medical System Holdings Ltd.	4,725	$4,972
China Merchants Bank Co. Ltd., Class H	1,398	6,411
China Minsheng Banking Corp. Ltd., Class H	13,103	10,115
China National Building Material Co. Ltd., Class H	5,490	4,371
China Oilfield Services Ltd., Class H	2,000	1,980
China Pacific Insurance Group Co. Ltd., Class H	2,627	9,889
China Petroleum & Chemical Corp., Class H	123,442	106,619
China Railway Construction Corp. Ltd., Class H	10,395	14,964
China Railway Group Ltd., Class H	27,505	27,260
China Railway Signal & Communication Corp. Ltd., Class H, 144A	921	763
China Reinsurance Group Corp., Class H	19,478	4,491
China Resources Pharmaceutical Group Ltd., 144A	5,189	6,954
China Shenhua Energy Co. Ltd., Class H	31,998	78,917
China Southern Airlines Co. Ltd., Class H	999	816
China Telecom Corp. Ltd., Class H	2,863	1,550
China Vanke Co. Ltd., Class H (a)	3,058	11,609
China Zhongwang Holdings Ltd.	7,355	3,898
Chongqing Changan Automobile Co. Ltd., Class B	1,713	978
Chongqing Rural Commercial Bank Co. Ltd., Class H	109	68
CIFI Holdings Group Co. Ltd.	8,702	5,676
CNOOC Ltd.	1,823	3,144
COSCO SHIPPING Development Co. Ltd., Class H*	4,374	580
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	4,008	2,359
Country Garden Holdings Co. Ltd.	699	921
Country Garden Services Holdings Co. Ltd.*	2,982	4,908
CRRC Corp. Ltd., Class H	7,349	7,714
CSG Holding Co. Ltd., Class B	7,598	2,710
CSPC Pharmaceutical Group Ltd.	4,550	7,767
Dali Foods Group Co. Ltd., 144A	6,769	4,613
Datang International Power Generation Co. Ltd., Class H	14,450	4,013
Dazhong Transportation Group Co. Ltd., Class B	1,210	632
Dongfeng Motor Group Co. Ltd., Class H	3,580	3,808
ENN Energy Holdings Ltd.	3,427	35,362
Foshan Electrical and Lighting Co. Ltd., Class B	4,440	2,217
Fosun International Ltd.	2,313	3,807
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	2,344	8,376
Geely Automobile Holdings Ltd.	978	1,836
GF Securities Co. Ltd., Class H	28	47
GOME Retail Holdings Ltd.*(a)	8,820	798
Guangdong Electric Power Development Co. Ltd., Class B	13,100	4,639

	Number of Shares	Value
China (Continued)
Guangshen Railway Co. Ltd., Class H	9,809	$4,261
Guangzhou Automobile Group Co. Ltd., Class H	5,217	6,413
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	1,800	6,982
Guangzhou R&F Properties Co. Ltd., Class H	1,563	2,923
Guotai Junan Securities Co. Ltd., Class H, 144A	5,053	11,252
Haitian International Holdings Ltd.	1,029	2,249
Hengan International Group Co. Ltd.	671	5,424
Huadian Fuxin Energy Corp. Ltd., Class H	4,580	1,039
Huadian Power International Corp. Ltd., Class H	22,759	9,974
Huaneng Power International, Inc., Class H	59,599	36,747
Huaneng Renewables Corp. Ltd., Class H	12,138	3,696
Huazhu Group Ltd., ADR (a)	21	737
Industrial & Commercial Bank of China Ltd., Class H	5,617	4,322
Inner Mongolia Yitai Coal Co. Ltd., Class B	4,800	5,928
iQIYI, Inc., ADR*	207	5,622
JD.com, Inc., ADR*(a)	55	1,524
Jiangling Motors Corp. Ltd., Class B	842	913
Jiangsu Expressway Co. Ltd., Class H	8,304	11,446
Jiangxi Copper Co. Ltd., Class H	2,690	3,674
Jinzhou Port Co. Ltd., Class B	400	161
Lao Feng Xiang Co. Ltd., Class B	2,500	8,710
Lenovo Group Ltd.	5,151	4,639
Li Ning Co. Ltd.*	2,765	3,875
Livzon Pharmaceutical Group, Inc., Class H	1,926	6,784
Logan Property Holdings Co. Ltd.	5,943	8,464
Longfor Group Holdings Ltd.	3,165	9,394
Luye Pharma Group Ltd., 144A	7,485	5,588
Maanshan Iron & Steel Co. Ltd., Class H	9,244	4,404
Metallurgical Corp. of China Ltd., Class H	16,004	4,689
NetEase, Inc., ADR (a)	10	2,232
New China Life Insurance Co. Ltd., Class H	319	1,544
New Oriental Education & Technology Group, Inc., ADR*	66	5,416
People’s Insurance Co. Group of China Ltd., Class H	7,012	3,180
PetroChina Co. Ltd., Class H	148,268	98,029
PICC Property & Casualty Co. Ltd., Class H	10,462	12,528
Pinduoduo, Inc., ADR*	51	1,527
Ping An Insurance Group Co. of China Ltd., Class H	193	2,032
Qingdao Port International Co. Ltd., Class H, 144A*	3,096	1,980
Red Star Macalline Group Corp. Ltd., Class H, 144A	5,351	5,317
Shandong Chenming Paper Holdings Ltd., Class B	7,870	5,183
Shandong Chenming Paper Holdings Ltd., Class H	1,185	797
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,942	1,687
Shanghai Bailian Group Co. Ltd., Class B	1,223	1,283

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
China (Continued)
Shanghai Baosight Software Co. Ltd., Class B	3,000	$5,976
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	6,800	4,712
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	564	2,001
Shanghai Huayi Group Co. Ltd., Class B	2,000	1,866
Shanghai Jinjiang International Hotels Development Co. Ltd., Class B	1,700	3,653
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	400	487
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	1,021	1,443
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	3,562	6,636
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,674	10,503
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class B	1,200	1,600
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	8,520	3,331
Shenzhen Expressway Co. Ltd., Class H	5,389	5,925
Shenzhou International Group Holdings Ltd.	830	10,362
Sichuan Expressway Co. Ltd., Class H	4,375	1,449
Sihuan Pharmaceutical Holdings Group Ltd.	728	152
SINA Corp.*	13	876
Sino-Ocean Group Holding Ltd.	4,210	1,968
Sinopec Engineering Group Co. Ltd., Class H	10,622	9,648
Sinopec Shanghai Petrochemical Co. Ltd., Class H	22,541	11,429
Sinopharm Group Co. Ltd., Class H	916	4,073
Sinotrans Ltd., Class H	2,959	1,391
Sinotruk Hong Kong Ltd.	5,209	9,476
SOHO China Ltd.*	16,173	6,902
TAL Education Group, ADR*(a)	107	3,809
Tencent Holdings Ltd.	65	2,781
TravelSky Technology Ltd., Class H	269	780
Tsingtao Brewery Co. Ltd., Class H	4,667	19,798
Weichai Power Co. Ltd., Class H	15,753	21,874
Weifu High-Technology Group Co. Ltd., Class B	3,616	7,205
Wuxi Little Swan Co. Ltd., Class B	1,047	6,922
Xinhua Winshare Publishing and Media Co. Ltd., Class H	4,740	3,502
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	701	804
Yangzijiang Shipbuilding Holdings Ltd.	10,374	10,979
Yantai Changyu Pioneer Wine Co. Ltd., Class B	3,057	6,640
Yanzhou Coal Mining Co. Ltd., Class H	4,796	4,760
YY, Inc., ADR*	7	494
Zhongsheng Group Holdings Ltd.	678	1,575
Zhuzhou CRRC Times Electric Co. Ltd., Class H	790	4,433

	Number of Shares	Value
China (Continued)
Zijin Mining Group Co. Ltd., Class H	38,366	$16,422
ZTO Express Cayman, Inc., ADR	509	10,119

		1,184,417

Colombia — 0.5%
Almacenes Exito SA	3,398	16,112
Bancolombia SA	330	3,856
CEMEX Latam Holdings SA*	454	737
Corp. Financiera Colombiana SA*	125	994
Ecopetrol SA	608	616
Grupo de Inversiones Suramericana SA	182	2,069
Interconexion Electrica SA ESP	1,348	6,120

		30,504

Czech Republic — 0.4%
CEZ AS	535	12,984
Komercni banka as	39	1,640
Moneta Money Bank AS, 144A	1,590	5,640
O2 Czech Republic AS	55	600
Philip Morris CR AS	11	7,100

		27,964

Egypt — 1.1%
Abou Kir Fertilizers & Chemical Industries	2,500	3,572
Commercial International Bank Egypt SAE, GDR	2,651	10,564
Eastern Tobacco	10,750	10,241
Egypt Kuwait Holding Co. SAE	12,500	18,175
Egyptian Financial Group-Hermes Holding Co.*	4,000	3,900
ElSewedy Electric Co.	14,000	13,752
Global Telecom Holding SAE*	12,000	3,253
Talaat Moustafa Group	3,931	2,527
Telecom Egypt Co.	6,500	5,524

		71,508

Greece — 0.6%
FF Group*(b)	144	787
Hellenic Petroleum SA	162	1,483
Hellenic Telecommunications Organization SA	186	2,362
JUMBO SA	150	2,442
Motor Oil Hellas Corinth Refineries SA	725	17,667
Mytilineos Holdings SA	590	6,161
OPAP SA	441	4,519
Titan Cement Co. SA	89	1,952

		37,373

Hong Kong — 3.2%
Beijing Enterprises Holdings Ltd.	1,971	11,563
Bosideng International Holdings Ltd.	11,636	2,238
China Agri-Industries Holdings Ltd.	2,651	942
China Everbright International Ltd.	820	802
China Everbright Ltd.	1,664	3,362
China Gas Holdings Ltd.	1,121	3,684
China Merchants Port Holdings Co. Ltd.	259	544
China Mobile Ltd.	200	2,104
China Overseas Land & Investment Ltd.	902	3,321

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Hong Kong (Continued)
China Power International Development Ltd.	14,639	$3,692
China Resources Beer Holdings Co. Ltd.	1,209	4,505
China Resources Cement Holdings Ltd.	9,955	10,602
China Resources Gas Group Ltd.	3,266	14,188
China Resources Land Ltd.	1,865	6,961
China Resources Power Holdings Co. Ltd.	11,544	21,883
China State Construction International Holdings Ltd.	1,060	1,121
China Taiping Insurance Holdings Co. Ltd.	569	1,761
China Traditional Chinese Medicine Holdings Co. Ltd.	6,267	4,136
China Unicom Hong Kong Ltd.	2,604	3,088
CIMC Enric Holdings Ltd.	1,065	951
CITIC Ltd.	2,919	4,440
COSCO SHIPPING Ports Ltd.	8,884	9,439
Far East Horizon Ltd.	808	902
Guangdong Investment Ltd.	12,739	24,440
Haier Electronics Group Co. Ltd.*	3,784	11,280
Hopson Development Holdings Ltd.	1,336	1,236
Jiayuan International Group Ltd.	4,816	2,344
Kingboard Holdings Ltd.	645	2,260
Kingboard Laminates Holdings Ltd.	1,235	1,513
Kunlun Energy Co. Ltd.	7,040	7,731
Lee & Man Paper Manufacturing Ltd.	6,265	5,770
Poly Property Group Co. Ltd.	73	28
Shanghai Industrial Holdings Ltd.	2,045	4,585
Shenzhen International Holdings Ltd.	3,189	6,581
Shenzhen Investment Ltd.	4,733	1,767
Shimao Property Holdings Ltd.	1,806	4,270
Sino Biopharmaceutical Ltd.	5,050	4,381
Yuexiu Property Co. Ltd.	8,030	1,852

		196,267

Hungary — 0.9%
Magyar Telekom Telecommunications PLC	8,055	13,575
MOL Hungarian Oil & Gas PLC	3,183	37,178
OTP Bank Nyrt	66	2,793
Richter Gedeon Nyrt	276	5,348

		58,894

India — 6.9%
ABB India Ltd.	87	1,501
ACC Ltd.	187	3,739
Adani Ports & Special Economic Zone Ltd.	415	1,901
Ambuja Cements Ltd.	1,459	4,350
Ashok Leyland Ltd.	1,915	2,329
Asian Paints Ltd.	311	6,144
Aurobindo Pharma Ltd.	211	2,112
Axis Bank Ltd.*	120	1,197
Bajaj Auto Ltd.	144	5,872
Bajaj Finance Ltd.	33	1,229
Bajaj Holdings & Investment Ltd.	287	12,771
Berger Paints India Ltd.	820	3,516
Bharat Forge Ltd.	342	2,466
Bharat Heavy Electricals Ltd.	354	321
Bharat Petroleum Corp. Ltd.	1,632	7,745
Bharti Airtel Ltd.	372	1,663

	Number of Shares	Value
India (Continued)
Bharti Infratel Ltd.	757	$3,125
Biocon Ltd.	225	1,966
Bosch Ltd.	5	1,337
Britannia Industries Ltd.	80	3,438
Cadila Healthcare Ltd.	38	170
Castrol India Ltd.	870	1,892
Cipla Ltd.	619	4,826
Coal India Ltd.	1,817	5,832
Colgate-Palmolive India Ltd.	213	3,763
Container Corp. Of India Ltd.	613	4,074
Cummins India Ltd.	81	797
Dabur India Ltd.	1,054	6,491
Divi’s Laboratories Ltd.	232	5,396
DLF Ltd.	474	1,098
Dr Reddy’s Laboratories Ltd.	162	5,994
Eicher Motors Ltd.	10	2,793
Emami Ltd.	126	694
Exide Industries Ltd.	1,705	5,268
GAIL India Ltd.	2,416	11,617
GlaxoSmithKline Consumer Healthcare Ltd.	60	6,086
Glenmark Pharmaceuticals Ltd.	487	4,085
Godrej Consumer Products Ltd.	237	2,242
Godrej Industries Ltd.	203	1,407
Havells India Ltd.	808	8,126
HCL Technologies Ltd.	1,176	17,425
Hero MotoCorp Ltd.	214	7,907
Hindalco Industries Ltd.	1,516	4,172
Hindustan Petroleum Corp. Ltd.	642	2,016
Hindustan Unilever Ltd.	141	3,435
Hindustan Zinc Ltd.	188	712
Housing Development Finance Corp. Ltd.	133	3,443
ICICI Lombard General Insurance Co. Ltd., 144A	80	1,047
ICICI Prudential Life Insurance Co. Ltd., 144A	249	1,119
Indiabulls Housing Finance Ltd.	47	433
Indian Oil Corp. Ltd.	2,214	4,501
Infosys Ltd.	3,288	33,945
InterGlobe Aviation Ltd., 144A	142	2,247
ITC Ltd.	297	1,153
JSW Energy Ltd.*	716	649
JSW Steel Ltd.	3,487	13,781
Kansai Nerolac Paints Ltd.	468	2,962
Larsen & Toubro Infotech Ltd., 144A	189	4,569
Larsen & Toubro Ltd.	50	909
Lupin Ltd.	93	999
Mahindra & Mahindra Ltd.	751	6,820
Marico Ltd.	1,395	6,663
Maruti Suzuki India Ltd.	41	3,937
Motherson Sumi Systems Ltd.	336	768
Mphasis Ltd.	1,064	15,576
MRF Ltd.	5	3,996
Nestle India Ltd.	37	5,535
NHPC Ltd.	10,330	3,333
NMDC Ltd.	2,623	3,714
NTPC Ltd.	1,594	3,166

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
India (Continued)
Oil & Natural Gas Corp. Ltd.	2,234	$4,669
Oil India Ltd.	2,981	7,318
Oracle Financial Services Software Ltd.	118	5,810
Page Industries Ltd.	15	4,700
Petronet LNG Ltd.	2,238	7,036
Pidilite Industries Ltd.	485	7,858
Power Grid Corp. of India Ltd.	654	1,681
Rajesh Exports Ltd.	202	1,647
Reliance Industries Ltd.	103	1,783
Reliance Infrastructure Ltd.	172	297
Shree Cement Ltd.	11	2,566
Shriram Transport Finance Co. Ltd.	43	691
Siemens Ltd.	55	767
Steel Authority of India Ltd.*	2,470	1,676
Sun Pharmaceutical Industries Ltd.	241	1,508
Sun TV Network Ltd.	111	949
Tata Communications Ltd.	105	871
Tata Consultancy Services Ltd.	86	2,398
Tata Power Co. Ltd.	3,264	3,004
Tata Steel Ltd.	342	2,406
Tech Mahindra Ltd.	2,186	25,514
Titan Co. Ltd.	309	4,454
Torrent Pharmaceuticals Ltd.	70	1,773
Torrent Power Ltd.	60	205
UltraTech Cement Ltd.	46	2,475
United Breweries Ltd.	262	4,950
UPL Ltd.	247	3,048
Vedanta Ltd.	401	955
Wipro Ltd.	1,758	9,118
Yes Bank Ltd.	475	1,544
Zee Entertainment Enterprises Ltd.	926	6,076

		432,052

Indonesia — 1.4%
PT Adaro Energy Tbk	33,848	3,152
PT Astra Agro Lestari Tbk	1,131	997
PT Astra International Tbk	9,226	4,689
PT Bank Central Asia Tbk	1,731	3,393
PT Bank Danamon Indonesia Tbk	3,592	2,177
PT Bank Mandiri Persero Tbk	5,643	2,858
PT Bank Negara Indonesia Persero Tbk	1,940	1,214
PT Bank Rakyat Indonesia Persero Tbk	15,854	4,339
PT Bukit Asam Tbk	16,186	4,579
PT Bumi Serpong Damai Tbk*	25,190	2,426
PT Charoen Pokphand Indonesia Tbk	10,830	5,620
PT Gudang Garam Tbk	832	5,051
PT Hanjaya Mandala Sampoerna Tbk	3,301	892
PT Indocement Tunggal Prakarsa Tbk	1,011	1,382
PT Indofood CBP Sukses Makmur Tbk	8,407	6,111
PT Indofood Sukses Makmur Tbk	7,439	3,741
PT Jasa Marga Persero Tbk	9,020	3,350
PT Kalbe Farma Tbk	25,608	2,721
PT Media Nusantara Citra Tbk	9,667	643
PT Perusahaan Gas Negara Persero Tbk	20,054	3,621
PT Semen Indonesia Persero Tbk	2,921	2,627
PT Surya Citra Media Tbk	13,648	1,698
PT Telekomunikasi Indonesia Persero Tbk	26,491	7,269

	Number of Shares	Value
Indonesia (Continued)
PT Tower Bersama Infrastructure Tbk	2,101	$594
PT Unilever Indonesia Tbk	501	1,733
PT United Tractors Tbk	4,642	8,744

		85,621

Isle of Man — 0.0%
MAS Real Estate, Inc.	695	1,121

Malaysia — 5.6%
AirAsia Group Bhd	10,201	6,949
Alliance Bank Malaysia Bhd	3,148	3,066
AMMB Holdings Bhd	561	617
Astro Malaysia Holdings Bhd	5,457	2,201
Axiata Group Bhd	4,983	5,098
British American Tobacco Malaysia Bhd	634	5,254
Bumi Armada Bhd*	21,000	929
CIMB Group Holdings Bhd	3,004	4,321
Dialog Group Bhd	16,200	12,868
DiGi.Com Bhd	13,441	15,039
FGV Holdings Bhd*	1,917	528
Gamuda Bhd	2,362	1,708
Genting Bhd	6,319	11,452
Genting Malaysia Bhd	5,236	4,507
HAP Seng Consolidated Bhd	1,332	3,226
Hartalega Holdings Bhd	6,400	7,869
Hong Leong Bank Bhd	383	2,004
Hong Leong Financial Group Bhd	418	2,025
IHH Healthcare Bhd	2,979	4,198
IJM Corp. Bhd	1,878	831
IOI Corp. Bhd	3,587	3,961
KLCCP Stapled Group (c)	3,200	6,169
Kuala Lumpur Kepong Bhd	2,425	14,753
Malayan Banking Bhd	1,045	2,449
Malaysia Airports Holdings Bhd	3,265	6,560
Maxis Bhd	6,216	8,208
MISC Bhd	6,389	10,841
MMC Corp. Bhd	2,174	572
Nestle Malaysia Bhd	369	13,430
Petronas Chemicals Group Bhd	8,829	20,018
Petronas Dagangan Bhd	3,719	24,418
Petronas Gas Bhd	3,177	14,125
PPB Group Bhd	2,660	12,010
Press Metal Aluminium Holdings Bhd	3,186	3,314
Public Bank Bhd	935	5,748
RHB Bank Bhd	2,431	3,384
RHB Bank Bhd*(b)	400	0
Sime Darby Bhd	97,847	52,214
Sime Darby Plantation Bhd	3,615	4,534
Sime Darby Property Bhd	8,543	2,206
Telekom Malaysia Bhd	1,515	1,136
Tenaga Nasional Bhd	5,501	18,154
Westports Holdings Bhd	8,196	7,437
YTL Corp. Bhd	30,828	8,036
YTL Power International Bhd	39,788	8,708

		347,075

Mexico — 4.9%
ALEATICA SAB de CV	785	790

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Mexico (Continued)
Alfa SAB de CV, Class A	15,573	$17,739
Alpek SAB de CV*	3,356	4,929
Alsea SAB de CV	3,506	8,881
America Movil SAB de CV, Series L	10,987	7,914
Arca Continental SAB de CV	131	739
Banco del Bajio SA, 144A	3,132	6,050
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	492	676
Becle SAB de CV	619	871
Cemex SAB de CV, Series CPO*	14,914	7,322
Coca-Cola Femsa SAB de CV, Series L	902	5,458
Concentradora Fibra Danhos SA de CV REIT	4,237	6,047
El Puerto de Liverpool SAB de CV, Class C1	1,044	6,551
Fibra Uno Administracion SA de CV REIT	14,859	20,573
Fomento Economico Mexicano SAB de CV	3,431	31,140
Gruma SAB de CV, Class B	500	5,419
Grupo Aeroportuario del Centro Norte SAB de CV	2,860	16,304
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,140	10,625
Grupo Aeroportuario del Sureste SAB de CV, Class B	239	4,055
Grupo Bimbo SAB de CV, Series A	3,357	6,660
Grupo Carso SAB de CV, Series A1	1,500	5,556
Grupo Comercial Chedraui SA de CV	8,522	16,686
Grupo Elektra SAB DE CV	21	1,094
Grupo Financiero Banorte SAB de CV, Class O	1,105	6,012
Grupo Financiero Inbursa SAB de CV, Class O	4,446	6,636
Grupo Mexico SAB de CV, Series B	2,918	7,313
Grupo Televisa SAB, Series CPO	1,079	2,528
Industrias Bachoco SAB de CV, Series B	2,438	9,469
Industrias Penoles SAB de CV	55	729
Infraestructura Energetica Nova SAB de CV	1,014	3,901
Kimberly-Clark de Mexico SAB de CV, Class A*	3,734	6,036
Megacable Holdings SAB de CV, Series CPO	3,566	16,294
Mexichem SAB de CV	7,834	18,990
Nemak SAB de CV, 144A	13,145	9,209
Organizacion Soriana SAB de CV, Class B*	1,114	1,337
Promotora y Operadora de Infraestructura SAB de CV	869	8,562
Regional SAB de CV	1,075	5,592
Telesites SAB de CV*	1,129	701
Wal-Mart de Mexico SAB de CV	2,780	7,192

		302,580

Peru — 0.2%
Cia de Minas Buenaventura SAA, ADR (a)	72	1,198
Credicorp Ltd.	42	10,223

		11,421

	Number of Shares	Value
Philippines — 1.7%
Aboitiz Power Corp.	9,180	$6,186
Alliance Global Group, Inc.	12,909	3,419
Ayala Corp.	292	5,222
Ayala Land, Inc.	6,462	5,497
Bank of the Philippine Islands	1,279	2,077
BDO Unibank, Inc.	821	2,026
Bloomberry Resorts Corp.	1,894	418
DMCI Holdings, Inc.	11,833	2,608
Energy Development Corp.*(b)	8,122	1,079
Globe Telecom, Inc.	85	3,123
GT Capital Holdings, Inc.	415	7,663
International Container Terminal Services, Inc.	2,099	4,708
Jollibee Foods Corp.	1,804	10,736
LT Group, Inc.	2,663	762
Manila Electric Co.	2,883	20,491
Megaworld Corp.	38,588	3,857
Metro Pacific Investments Corp.	32,500	2,953
Metropolitan Bank & Trust Co.	1,040	1,528
Petron Corp.	18,145	2,340
PLDT, Inc.	203	4,043
Semirara Mining & Power Corp.	3,874	1,685
SM Investments Corp.	273	4,962
SM Prime Holdings, Inc.	4,815	3,570
Universal Robina Corp.*	1,330	3,500

		104,453

Qatar — 2.0%
Al Meera Consumer Goods Co. QSC	109	4,625
Barwa Real Estate Co.*	2,243	24,395
Commercial Bank QSC	292	3,216
Doha Bank QPSC	423	2,382
Gulf International Services QSC*	500	1,932
Industries Qatar QSC	245	8,950
Masraf Al Rayan QSC	510	5,169
Ooredoo QPSC	353	6,495
Qatar Electricity & Water Co. QSC*	423	20,505
Qatar Gas Transport Co. Ltd.	2,160	11,865
Qatar International Islamic Bank QSC	229	4,425
Qatar Islamic Bank SAQ	168	6,700
Qatar National Bank QPSC	92	4,755
Qatar Navigation QSC	526	9,751
United Development Co. QSC	1,630	6,196
Vodafone Qatar QSC*	500	1,127

		122,488

Russia — 3.2%
Aeroflot PJSC	1,062	1,565
Alrosa PJSC	6,588	9,508
Federal Grid Co Unified Energy System PJSC	313,925	796
Gazprom PJSC	3,334	8,044
Inter RAO UES PJSC	256,891	15,262
LUKOIL PJSC	496	41,406
Magnitogorsk Iron & Steel Works PJSC	9,871	6,666
MMC Norilsk Nickel PJSC	1	214
Mobile TeleSystems PJSC	6,056	23,251

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Russia (Continued)
Mosenergo PJSC	28,003	$900
Novatek PJSC	259	4,246
Novolipetsk Steel PJSC	2,678	6,439
PhosAgro PJSC	46	1,784
Polyus PJSC, GDR	13	533
Rostelecom PJSC	18,316	20,263
RusHydro PJSC	281,795	2,125
RussNeft PJSC*	200	1,749
Sberbank of Russia PJSC	463	1,460
Severstal PJSC	799	12,474
Surgutneftegas PJSC	23,668	9,227
Tatneft PJSC	1,712	20,163
TMK PJSC	908	666
Unipro PJSC	297,763	12,246

		200,987

Singapore — 0.1%
Yanlord Land Group Ltd.	4,598	4,730

South Africa — 11.2%
Absa Group Ltd. (a)	920	11,817
AECI Ltd.	1,916	13,341
African Rainbow Minerals Ltd.	99	1,181
Anglo American Platinum Ltd.	40	2,181
Aspen Pharmacare Holdings Ltd.	313	3,104
Attacq Ltd. REIT	1,055	1,180
AVI Ltd.	2,996	19,080
Barloworld Ltd.	1,202	10,781
Bid Corp. Ltd.	295	6,183
Bidvest Group Ltd. (a)	2,038	30,160
Capitec Bank Holdings Ltd.	129	11,984
Clicks Group Ltd.	1,966	25,262
Coronation Fund Managers Ltd.	355	1,076
Dis-Chem Pharmacies Ltd., 144A	637	1,169
Discovery Ltd.	931	10,203
Exxaro Resources Ltd.	325	3,507
Famous Brands Ltd.*	292	1,869
FirstRand Ltd. (a)	990	4,528
Foschini Group Ltd.	924	11,290
Growthpoint Properties Ltd. REIT	20,019	34,770
Hyprop Investments Ltd. REIT	2,891	15,933
Imperial Logistics Ltd.	769	3,524
Investec Ltd.	747	4,865
JSE Ltd.	420	4,825
KAP Industrial Holdings Ltd.	14,582	8,141
Liberty Holdings Ltd. (a)	591	4,329
Massmart Holdings Ltd.	1,425	8,829
MMI Holdings Ltd.*	2,007	2,227
Motus Holdings Ltd.*	630	4,055
Mr Price Group Ltd.	1,409	21,635
MTN Group Ltd. (a)	2,036	12,094
MultiChoice Group Ltd.*	6	45
Nampak Ltd.*	888	723
Naspers Ltd., Class N	6	1,300
Nedbank Group Ltd. (a)	489	9,891
Netcare Ltd.	9,024	16,328
Old Mutual Ltd. (a)	5,903	9,761
Omnia Holdings Ltd.	196	832

	Number of Shares	Value
South Africa (Continued)
Pepkor Holdings Ltd., 144A	2,213	$3,145
Pick n Pay Stores Ltd.	9,257	45,646
Pioneer Foods Group Ltd.	437	2,502
PSG Group Ltd.	153	2,827
Rand Merchant Investment Holdings Ltd.	4,358	10,312
Redefine Properties Ltd. REIT	21,164	14,616
Remgro Ltd.	721	10,318
Reunert Ltd.	4,090	20,363
RMB Holdings Ltd.	3,630	20,685
Sanlam Ltd.	1,555	8,703
Santam Ltd.	599	13,250
Sappi Ltd.	1,861	9,563
Sasol Ltd. (a)	160	4,892
Shoprite Holdings Ltd. (a)	2,000	24,424
SPAR Group Ltd.	4,767	67,708
Standard Bank Group Ltd.	601	8,282
Super Group Ltd.*	4,244	10,184
Telkom SA SOC Ltd.	2,595	12,923
Tiger Brands Ltd.	414	7,841
Tongaat Hulett Ltd.	75	150
Truworths International Ltd. (a)	2,811	14,609
Tsogo Sun Holdings Ltd.	5,368	7,880
Vodacom Group Ltd.	172	1,421
Vukile Property Fund Ltd. REIT	22,348	31,980
Woolworths Holdings Ltd. (a)	2,004	6,528

		694,755

Taiwan — 14.6%
Acer, Inc.*	5,759	3,808
Advantech Co. Ltd.	1,342	10,247
ASE Technology Holding Co. Ltd.*	11,583	23,673
Asia Cement Corp.	10,089	12,719
Asustek Computer, Inc.	1,849	13,187
AU Optronics Corp.	137,387	50,667
Capital Securities Corp.	3,500	1,053
Catcher Technology Co. Ltd.	1,590	12,089
Cathay Financial Holding Co. Ltd.	2,666	3,924
Chailease Holding Co. Ltd.	3,920	15,412
Chang Hwa Commercial Bank Ltd.	3,198	1,922
Cheng Shin Rubber Industry Co. Ltd.	1,399	1,989
Chicony Electronics Co. Ltd.	11,158	24,653
China Airlines Ltd.	10,563	3,484
China Development Financial Holding Corp.	37,196	12,050
China Life Insurance Co. Ltd.	7,515	7,020
China Motor Corp.	11,552	9,083
China Steel Corp.	28,058	23,248
Chunghwa Telecom Co. Ltd.	3,285	11,421
Compal Electronics, Inc.	22,542	13,990
CTBC Financial Holding Co. Ltd.	17,181	11,639
Delta Electronics, Inc.	1,586	7,910
E.Sun Financial Holding Co. Ltd.	5,225	3,752
Eclat Textile Co. Ltd.	268	3,070
Epistar Corp.	1,107	982
Eternal Materials Co. Ltd.	8,332	6,917
Eva Airways Corp.	19,295	9,686
Evergreen Marine Corp. Taiwan Ltd.	6,285	2,542

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Taiwan (Continued)
Far Eastern International Bank	3,399	$1,193
Far Eastern New Century Corp.	13,308	13,188
Far EasTone Telecommunications Co. Ltd.	6,455	15,122
Feng Hsin Steel Co. Ltd.	12,111	23,296
Feng TAY Enterprise Co. Ltd.	1,640	10,311
First Financial Holding Co. Ltd.	5,454	3,686
Formosa Chemicals & Fibre Corp.	7,178	24,606
Formosa Petrochemical Corp.	840	3,180
Formosa Plastics Corp.	6,773	22,557
Formosa Taffeta Co. Ltd.	7,529	8,697
Foxconn Technology Co. Ltd.	5,325	10,918
Fubon Financial Holding Co. Ltd.	3,352	4,956
Giant Manufacturing Co. Ltd.	554	3,051
Globalwafers Co. Ltd.	200	2,177
Hon Hai Precision Industry Co. Ltd.	484	1,143
Hua Nan Financial Holdings Co. Ltd.	4,809	2,953
Innolux Corp.	52,959	17,638
Inventec Corp.	11,162	8,632
Largan Precision Co. Ltd.	11	1,558
Lite-On Technology Corp.	14,907	21,578
MediaTek, Inc.	290	2,638
Mega Financial Holding Co. Ltd.	6,305	5,583
Nan Ya Plastics Corp.	9,450	23,612
Nanya Technology Corp.	519	1,049
Novatek Microelectronics Corp.	8,706	48,372
Oriental Union Chemical Corp.	17,861	15,205
Pegatron Corp.	3,990	6,845
Pou Chen Corp.	12,152	15,320
President Chain Store Corp.	2,810	29,080
Quanta Computer, Inc.	4,455	8,280
Realtek Semiconductor Corp.	221	1,278
Shin Kong Financial Holding Co. Ltd.	23,933	7,178
SinoPac Financial Holdings Co. Ltd.	18,457	6,447
Synnex Technology International Corp.	7,096	8,646
Taishin Financial Holding Co. Ltd.	4,585	2,078
Taiwan Business Bank	6,065	2,237
Taiwan Cement Corp.	13,815	17,237
Taiwan Cooperative Financial Holding Co. Ltd.	6,440	3,997
Taiwan Fertilizer Co. Ltd.	8,162	11,934
Taiwan Glass Industry Corp.	8,551	3,793
Taiwan High Speed Rail Corp.	5,588	5,992
Taiwan Mobile Co. Ltd.	3,276	11,709
Taiwan Secom Co. Ltd.	2,984	8,377
Taiwan Semiconductor Manufacturing Co. Ltd.	484	3,759
Teco Electric and Machinery Co. Ltd.	8,343	5,164
Transcend Information, Inc.	4,329	9,677
U-Ming Marine Transport Corp.	805	804
Unimicron Technology Corp.	8,321	6,516
Uni-President Enterprises Corp.	9,793	23,865
United Microelectronics Corp.	100,683	37,458
Vanguard International Semiconductor Corp.	4,703	10,590
Walsin Lihwa Corp.	55,445	32,698
Wan Hai Lines Ltd.	6,636	3,439
Wistron Corp.	11,464	7,953

	Number of Shares	Value
Taiwan (Continued)
Yuanta Financial Holding Co. Ltd.	22,945	$13,010
Yulon Nissan Motor Co. Ltd.	242	1,879

		906,276

Thailand — 6.1%
Advanced Info Service PCL, NVDR	1,546	$8,929
Airports of Thailand PCL, NVDR	2,310	4,948
Bangkok Bank PCL	380	2,520
Bangkok Dusit Medical Services PCL, NVDR	11,166	8,362
Bangkok Life Assurance PCL, NVDR	503	455
Banpu PCL, NVDR	29,335	15,174
Berli Jucker PCL, NVDR	2,800	4,398
BTS Group Holdings PCL, NVDR	16,077	5,306
Bumrungrad Hospital PCL, NVDR	741	4,385
Central Pattana PCL, NVDR	7,816	18,726
Charoen Pokphand Foods PCL, NVDR	6,536	5,444
CP ALL PCL, NVDR	5,332	13,155
Delta Electronics Thailand PCL, NVDR	1,668	3,838
Electricity Generating PCL, NVDR	1,897	16,073
Energy Absolute PCL, NVDR	1,100	1,667
Glow Energy PCL, NVDR	4,813	13,899
Home Product Center PCL, NVDR	29,477	14,031
Indorama Ventures PCL, NVDR	5,428	8,871
Intouch Holdings PCL, NVDR	11,612	20,451
IRPC PCL, NVDR	107,617	20,149
Kasikornbank PCL	254	1,596
Kasikornbank PCL, NVDR	158	990
Krung Thai Bank PCL, NVDR	8,798	5,388
Land & Houses PCL, NVDR	89,121	29,695
Minor International PCL, NVDR	5,902	7,258
PTT Exploration & Production PCL, NVDR	2,179	8,609
PTT Global Chemical PCL, NVDR	15,402	35,191
PTT PCL, NVDR	9,840	15,144
Ratchaburi Electricity Generating Holding PCL, NVDR	9,446	16,262
Siam Cement PCL	1,196	17,990
Siam Cement PCL, NVDR	700	10,529
Siam City Cement PCL, NVDR	117	828
Siam Commercial Bank PCL, NVDR	1,340	5,698
Thai Oil PCL, NVDR	10,570	24,234
Thai Union Group PCL, NVDR	8,139	4,778
TMB Bank PCL, NVDR	64,677	4,680
Total Access Communication PCL, NVDR	1,646	2,651

		382,302

Turkey — 3.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,121	4,216
Arcelik AS	75	293
Aselsan Elektronik Sanayi Ve Ticaret AS	480	2,206
BIM Birlesik Magazalar AS	762	12,243
Coca-Cola Icecek AS	162	1,020
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	1,982	569
Enerjisa Enerji AS, 144A	2,532	2,687
Enka Insaat ve Sanayi AS	4,460	4,181
Eregli Demir ve Celik Fabrikalari TAS	9,015	15,752
Ford Otomotiv Sanayi AS	847	8,805

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Turkey (Continued)
Haci Omer Sabanci Holding AS	800	$1,369
KOC Holding AS	2,434	8,506
Petkim Petrokimya Holding AS	10,785	11,141
Soda Sanayii AS	5,080	7,257
TAV Havalimanlari Holding AS	1,021	5,325
Tekfen Holding AS	4,576	22,648
Tofas Turk Otomobil Fabrikasi AS	532	2,112
Tupras Turkiye Petrol Rafinerileri AS	1,629	43,825
Turk Hava Yollari AO*	7,177	19,026
Turk Telekomunikasyon AS*	1,050	1,069
Turkcell Iletisim Hizmetleri AS	6,577	17,632
Turkiye Garanti Bankasi AS	263	440
Turkiye Sise ve Cam Fabrikalari AS	8,971	11,336
Ulker Biskuvi Sanayi AS	182	661

		204,319

United Arab Emirates — 0.9%
Abu Dhabi Commercial Bank PJSC	2,087	5,415
Abu Dhabi National Oil Co. for Distribution PJSC	5,769	3,503
Air Arabia PJSC	32,316	8,341
Al Waha Capital PJSC	8,000	3,158
Aldar Properties PJSC	14,773	7,159
Dana Gas PJSC	4,260	1,040
DP World Ltd.	141	2,257
Dubai Investments PJSC	4,249	1,481
Dubai Islamic Bank PJSC	1,944	2,763
Emaar Development PJSC	6,093	6,470
Emaar Malls PJSC	7,670	3,654
Emaar Properties PJSC	1,820	2,428
Emirates Telecommunications Group Co. PJSC	877	4,030
First Abu Dhabi Bank PJSC	506	2,094

		53,793

United Kingdom — 0.4%
Mondi Ltd.	971	22,874

TOTAL COMMON STOCKS (Cost $5,875,684)		5,957,642

PREFERRED STOCKS — 3.1%

Brazil — 1.9%
Alpargatas SA	401	2,051
Banco Bradesco SA	53	611
Banco do Estado do Rio Grande do Sul SA, Class B	374	2,493
Bradespar SA	523	4,019
Braskem SA, Class A	522	7,572
Cia Brasileira de Distribuicao	1,078	26,764
Cia de Gas de Sao Paulo — COMGAS, Class A	435	9,405
Cia de Transmissao de Energia Eletrica Paulista	97	1,997
Cia Energetica de Minas Gerais	1,644	6,312
Cia Paranaense de Energia, Class B	22	210
Gerdau SA	176	710
Itau Unibanco Holding SA	687	6,454

	Number of Shares	Value
Brazil (Continued)
Itausa - Investimentos Itau SA	11,803	$38,932
Telefonica Brasil SA	1,040	12,976

		120,506

Chile — 0.2%
Embotelladora Andina SA, Class B	1,382	5,181
Sociedad Quimica y Minera de Chile SA, Class B	116	4,827

		10,008

Colombia — 0.1%
Bancolombia SA	404	4,870
Grupo Aval Acciones y Valores SA	12,742	4,863

		9,733

Russia — 0.9%
Bashneft PJSC	417	11,751
Surgutneftegas PJSC	40,669	24,795
Tatneft PJSC	555	4,620
Transneft PJSC	5	12,944

		54,110

TOTAL PREFERRED STOCKS (Cost $157,909)		194,357

RIGHTS — 0.0%

Taiwan — 0.0%
CTBC Financial Holding Co. Ltd.*, expires 04/01/19 (Cost $0)	115	0

WARRANT — 0.0%

Thailand — 0.0%
BTS Group Holdings PCL, NVDR*, expires 11/29/19 (Cost $0)	1,786	41

EXCHANGE-TRADED FUNDS — 0.9%
Global X MSCI Pakistan ETF (a)	2,800	24,892
iShares Core MSCI Emerging Markets ETF	340	17,381
Vanguard FTSE Emerging Markets ETF	225	9,364

TOTAL EXCHANGE-TRADED FUNDS (Cost $56,709)		51,637

SECURITIES LENDING COLLATERAL — 2.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 2.31% (d)(e) (Cost $179,047)	179,047	179,047

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.38% (d) (Cost $1,671)	1,671	1,671

TOTAL INVESTMENTS — 102.7% (Cost $6,271,020)		$6,384,395
Other assets and liabilities, net — (2.7%)		(166,652)

NET ASSETS — 100.0%		$6,217,743

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Emerging Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
SECURITIES LENDING COLLATERAL — 2.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31% (d)(e)
90,527	88,520	(f)	—	—	—	215	—	179,047	179,047

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.38% (d)
—	127,781		(126,110)	—	—	25	—	1,671	1,671

90,527	216,301		(126,110)	—	—	240	—	180,718	180,718

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2019 amounted to $167,536, which is 2.7% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $32,748.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2019.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$5,955,776	$—	$1,866	$5,957,642
Preferred Stocks (g)	194,357	—	—	194,357
Rights	0	—	—	0
Warrant	41	—	—	41
Exchange-Traded Funds	51,637	—	—	51,637
Short-Term Investments (g)	180,718	—	—	180,718

TOTAL	$6,382,529	$—	$1,866	$6,384,395

(g)	See Schedule of Investments for additional detailed categorizations.

During the period ended February 28, 2019, the amount of transfers between Level 1 and Level 3 was $1,069. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF

February 28, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.6%

Communication Services — 3.1%
Activision Blizzard, Inc.	797	$33,586
Alphabet, Inc., Class A*	33	37,176
Alphabet, Inc., Class C*	24	26,878
AMC Networks, Inc., Class A*(a)	2,478	162,829
AT&T, Inc.	1,403	43,661
Cable One, Inc. (a)	100	94,899
CBS Corp., Class B	5,546	278,465
CenturyLink, Inc. (a)	4,084	53,868
Charter Communications, Inc., Class A*	479	165,212
Cinemark Holdings, Inc. (a)	7,724	290,654
Comcast Corp., Class A	2,794	108,044
Discovery, Inc., Class A*	2,933	84,764
Discovery, Inc., Class C*	4,473	121,889
Electronic Arts, Inc.*	1,105	105,837
IAC/InterActiveCorp*	329	70,093
Interpublic Group of Companies, Inc. (a)	46,037	1,060,232
John Wiley & Sons, Inc., Class A	3,588	186,181
Liberty Broadband Corp., Class A*	121	10,808
Liberty Broadband Corp., Class C*	614	54,953
Liberty Media Corp-Liberty SiriusXM, Class A*	2,024	82,782
Liberty Media Corp-Liberty SiriusXM, Class C*	4,180	172,258
Live Nation Entertainment, Inc.*(a)	5,203	294,282
Madison Square Garden Co., Class A*	854	246,072
News Corp., Class A	2,938	38,253
News Corp., Class B	1,547	20,591
Omnicom Group, Inc. (a)	13,259	1,003,706
Sirius XM Holdings, Inc. (a)	25,580	151,689
Take-Two Interactive Software, Inc.*	632	55,148
Telephone & Data Systems, Inc.	6,321	202,588
T-Mobile US, Inc.*	1,804	130,267
Tribune Media Co., Class A	351	16,227
TripAdvisor, Inc.*(a)	215	11,431
Twenty-First Century Fox, Inc., Class A	2,401	121,082
Twenty-First Century Fox, Inc., Class B	1,184	59,389
United States Cellular Corp.*	284	13,260
Verizon Communications, Inc.	1,842	104,847
Viacom, Inc., Class B	5,811	169,797
Walt Disney Co.	2,031	229,178
Zayo Group Holdings, Inc.*	652	16,170

		6,129,046

Consumer Discretionary — 15.7%
Advance Auto Parts, Inc.	2,522	408,009
Aptiv PLC	2,068	171,871
Aramark	2,485	75,296
AutoNation, Inc.*(a)	481	16,960
AutoZone, Inc.*	1,584	1,487,328
Best Buy Co., Inc.	6,437	443,123
Booking Holdings, Inc.*	79	134,066
BorgWarner, Inc.	3,063	124,388
Bright Horizons Family Solutions, Inc.*	2,066	256,184
Brunswick Corp.	5,792	305,470
Burlington Stores, Inc.*	1,728	293,311
Capri Holdings Ltd.*	527	24,031

	Number of Shares	Value
Consumer Discretionary (Continued)
CarMax, Inc.*(a)	1,605	$99,671
Carnival Corp.	6,238	360,307
Carter’s, Inc. (a)	1,543	150,350
Chipotle Mexican Grill, Inc.*	480	291,614
Choice Hotels International, Inc. (a)	2,126	169,740
Columbia Sportswear Co.	1,406	144,748
D.R. Horton, Inc.	1,673	65,063
Darden Restaurants, Inc.	12,345	1,383,998
Dick’s Sporting Goods, Inc. (a)	7,396	288,888
Dollar General Corp.	8,861	1,049,674
Dollar Tree, Inc.*	1,411	135,922
Domino’s Pizza, Inc. (a)	1,884	472,771
Dunkin’ Brands Group, Inc. (a)	3,210	229,355
eBay, Inc.	4,316	160,339
Expedia Group, Inc.	1,110	136,874
Extended Stay America, Inc.	5,239	95,559
Foot Locker, Inc.	6,720	399,974
Ford Motor Co.	11,598	101,714
frontdoor, Inc.*	9,933	317,856
Gap, Inc. (a)	2,434	61,824
Garmin Ltd.	7,008	588,462
Garrett Motion, Inc.*	10,891	182,315
General Motors Co.	4,378	172,843
Gentex Corp. (a)	35,695	726,036
Genuine Parts Co.	2,340	254,545
Goodyear Tire & Rubber Co.	2,007	39,698
Graham Holdings Co., Class B (a)	447	305,618
Grand Canyon Education, Inc.*	3,582	414,366
H&R Block, Inc. (a)	20,505	495,196
Hanesbrands, Inc. (a)	5,147	95,683
Harley-Davidson, Inc. (a)	3,486	129,400
Hasbro, Inc. (a)	7,036	597,356
Hilton Grand Vacations, Inc.*	622	19,773
Hilton Worldwide Holdings, Inc.	1,608	133,625
Home Depot, Inc.	725	134,227
Hyatt Hotels Corp., Class A	2,252	163,878
Kohl’s Corp.	6,918	467,173
L Brands, Inc.	824	21,539
Las Vegas Sands Corp.	990	60,816
Lear Corp.	2,050	311,744
Leggett & Platt, Inc. (a)	5,084	230,915
Lennar Corp., Class A	468	22,455
LKQ Corp.*	1,776	49,195
Lowe’s Cos., Inc.	5,527	580,832
Lululemon Athletica, Inc.*	574	86,341
Macy’s, Inc. (a)	6,523	161,705
Marriott International, Inc., Class A	1,818	227,741
McDonald’s Corp.	714	131,262
MGM Resorts International	1,687	45,127
Michaels Cos., Inc.*(a)	1,225	17,322
Newell Brands, Inc. (a)	1,534	24,897
NIKE, Inc., Class B	4,795	411,075
Nordstrom, Inc. (a)	7,392	349,494
Norwegian Cruise Line Holdings Ltd.*	2,899	160,981
NVR, Inc.*	49	128,380
O’Reilly Automotive, Inc.*	2,526	939,571
Penske Automotive Group, Inc. (a)	496	22,042

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Consumer Discretionary (Continued)
Polaris Industries, Inc. (a)	875	$74,576
Pool Corp. (a)	2,576	410,975
PulteGroup, Inc.	5,171	139,617
PVH Corp.	796	91,413
Qurate Retail, Inc.*	2,345	42,233
Ralph Lauren Corp.	3,604	451,113
Ross Stores, Inc.	11,732	1,112,546
Royal Caribbean Cruises Ltd.	1,420	168,242
Service Corp. International	9,378	387,687
ServiceMaster Global Holdings, Inc.*	4,842	218,665
Six Flags Entertainment Corp.	2,242	124,902
Starbucks Corp.	15,960	1,121,350
Tapestry, Inc.	7,704	269,178
Target Corp.	22,061	1,602,511
Tiffany & Co. (a)	5,889	559,691
TJX Cos., Inc.	22,916	1,175,362
Toll Brothers, Inc.	1,315	46,814
Tractor Supply Co.	9,157	873,120
Ulta Beauty, Inc.*	1,619	505,921
Urban Outfitters, Inc.*	1,844	56,887
Vail Resorts, Inc. (a)	1,618	337,175
VF Corp.	5,271	460,475
Visteon Corp.*(a)	411	35,206
Wendy’s Co. (a)	2,983	51,695
Whirlpool Corp.	600	84,906
Williams-Sonoma, Inc. (a)	8,088	470,398
Wyndham Destinations, Inc.	2,056	92,582
Wyndham Hotels & Resorts, Inc.	4,745	249,445
Yum China Holdings, Inc.	2,502	104,383
Yum! Brands, Inc.	7,074	668,493

		30,747,467

Consumer Staples — 7.0%
Altria Group, Inc.	1,736	90,984
Archer-Daniels-Midland Co.	22,317	948,473
Brown-Forman Corp., Class A	886	43,680
Brown-Forman Corp., Class B (a)	2,407	119,122
Bunge Ltd.	6,167	327,344
Campbell Soup Co.	434	15,633
Casey’s General Stores, Inc. (a)	3,845	518,075
Church & Dwight Co., Inc.	5,540	364,532
Clorox Co.	3,153	498,269
Coca-Cola Co.	827	37,496
Colgate-Palmolive Co.	3,899	256,827
Conagra Brands, Inc. (a)	7,774	181,678
Constellation Brands, Inc., Class A	840	142,094
Costco Wholesale Corp.	3,477	760,559
Energizer Holdings, Inc. (a)	801	36,750
Estee Lauder Cos., Inc., Class A	4,747	744,994
Flowers Foods, Inc. (a)	11,017	225,518
General Mills, Inc.	2,139	100,811
Herbalife Nutrition Ltd.*	1,543	86,562
Hershey Co.	4,128	456,887
Hormel Foods Corp. (a)	12,799	554,965
Ingredion, Inc.	1,338	123,698
JM Smucker Co.	3,740	396,103
Kellogg Co.	4,722	265,660

	Number of Shares	Value
Consumer Staples (Continued)
Kimberly-Clark Corp.	4,510	$526,903
Kroger Co.	32,578	955,513
Lamb Weston Holdings, Inc.	5,784	400,889
McCormick & Co., Inc. (a)	435	59,151
Molson Coors Brewing Co., Class B	3,510	216,427
Mondelez International, Inc., Class A	4,485	211,513
Monster Beverage Corp.*	1,067	68,107
Nu Skin Enterprises, Inc., Class A	616	37,028
PepsiCo, Inc.	998	115,409
Philip Morris International, Inc.	988	85,897
Post Holdings, Inc.*	2,132	217,208
Procter & Gamble Co.	1,227	120,921
Seaboard Corp.	9	35,093
Sprouts Farmers Market, Inc.*(a)	10,362	241,642
Sysco Corp.	18,448	1,246,162
TreeHouse Foods, Inc.*(a)	2,012	121,887
Tyson Foods, Inc., Class A	2,889	178,136
US Foods Holding Corp.*	21,321	751,352
Walgreens Boots Alliance, Inc.	10,725	763,513
Walmart, Inc.	664	65,729

		13,715,194

Energy — 2.1%
Anadarko Petroleum Corp.	966	42,021
Antero Resources Corp.*(a)	1,178	10,202
Apache Corp. (a)	3,491	115,831
Apergy Corp.*	2,884	121,070
Cabot Oil & Gas Corp. (a)	2,286	56,281
Centennial Resource Development, Inc., Class A*(a)	2,262	20,516
Cheniere Energy, Inc.*	1,114	71,797
Chevron Corp.	939	112,286
Cimarex Energy Co.	1,030	74,067
Concho Resources, Inc.	595	65,450
ConocoPhillips	2,616	177,496
Devon Energy Corp.	741	21,867
Diamondback Energy, Inc.	400	41,172
EOG Resources, Inc.	1,617	151,998
Equitrans Midstream Corp.	1,468	25,896
Exxon Mobil Corp.	828	65,437
Halliburton Co.	1,738	53,339
Helmerich & Payne, Inc.	1,315	71,273
HollyFrontier Corp.	5,645	289,024
Kinder Morgan, Inc.	2,401	46,003
Marathon Petroleum Corp.	5,724	354,945
Murphy Oil Corp. (a)	1,048	30,287
National Oilwell Varco, Inc.	1,700	47,838
Noble Energy, Inc. (a)	574	12,714
Occidental Petroleum Corp.	5,470	361,841
ONEOK, Inc.	1,214	78,012
PBF Energy, Inc., Class A	2,663	82,739
Phillips 66	6,999	674,424
Pioneer Natural Resources Co.	841	118,539
Schlumberger Ltd.	969	42,694
Valero Energy Corp.	8,336	679,884

		4,116,943

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Financials — 11.2%
Affiliated Managers Group, Inc.	162	$17,757
Aflac, Inc.	8,208	403,341
AGNC Investment Corp. REIT	8,780	154,967
Alleghany Corp.	126	81,013
Allstate Corp.	2,943	277,760
Ally Financial, Inc.	3,695	100,098
American Express Co.	2,024	218,066
American Financial Group, Inc.	1,910	190,351
American National Insurance Co.	314	46,218
Ameriprise Financial, Inc.	356	46,860
Annaly Capital Management, Inc. REIT	25,024	253,493
Aon PLC	2,968	509,101
Arch Capital Group Ltd.*	5,445	177,888
Arthur J Gallagher & Co.	8,711	699,319
Associated Banc-Corp.	2,445	56,920
Assurant, Inc.	1,219	125,545
Assured Guaranty Ltd.	15,416	643,772
Athene Holding, Ltd., Class A*	2,375	105,806
AXA Equitable Holdings, Inc. (a)	2,167	41,433
Bank of Hawaii Corp. (a)	450	37,003
Bank of New York Mellon Corp.	1,457	76,463
BankUnited, Inc.	2,098	76,556
BB&T Corp.	3,823	194,858
Berkshire Hathaway, Inc., Class B*	223	44,890
BGC Partners, Inc., Class A	5,847	35,842
BlackRock, Inc.	36	15,956
BOK Financial Corp.	264	23,876
Brown & Brown, Inc.	11,371	336,809
Capital One Financial Corp.	1,496	125,036
Cboe Global Markets, Inc.	1,187	113,845
Charles Schwab Corp.	386	17,760
Chimera Investment Corp. REIT (a)	16,619	307,285
Chubb Ltd.	921	123,322
Cincinnati Financial Corp.	3,820	331,652
CIT Group, Inc.	1,376	70,135
Citigroup, Inc.	267	17,083
Citizens Financial Group, Inc.	1,906	70,408
CME Group, Inc.	484	88,044
CNA Financial Corp.	973	42,053
Comerica, Inc.	1,120	97,563
Commerce Bancshares, Inc. (a)	1,667	104,904
Credit Acceptance Corp.*	354	155,710
Cullen/Frost Bankers, Inc. (a)	742	76,931
Discover Financial Services	4,924	352,608
E*TRADE Financial Corp.	1,438	70,448
East West Bancorp, Inc.	870	47,511
Eaton Vance Corp. (a)	4,244	177,611
Erie Indemnity Co., Class A	2,253	401,530
Evercore, Inc., Class A	3,576	329,350
Everest Re Group Ltd.	1,124	254,148
FactSet Research Systems, Inc. (a)	2,309	543,007
Fidelity National Financial, Inc.	9,329	327,355
Fifth Third Bancorp	4,446	122,621
First American Financial Corp.	3,017	153,233
First Citizens BancShares, Inc., Class A	117	51,080
First Hawaiian, Inc.	457	12,321
First Horizon National Corp. (a)	33	516

	Number of Shares	Value
Financials (Continued)
First Republic Bank (a)	927	$97,316
FNB Corp. (a)	3,645	44,615
Franklin Resources, Inc. (a)	8,148	265,706
Goldman Sachs Group, Inc.	93	18,293
Hanover Insurance Group, Inc.	1,842	218,664
Hartford Financial Services Group, Inc.	1,448	71,473
Huntington Bancshares, Inc.	10,728	154,590
Interactive Brokers Group, Inc., Class A (a)	317	17,508
Intercontinental Exchange, Inc.	1,771	136,633
Invesco Ltd.	977	18,905
Jefferies Financial Group, Inc.	7,994	162,038
KeyCorp	5,994	105,854
Lazard Ltd., Class A	4,249	159,040
Legg Mason, Inc.	204	5,967
Lincoln National Corp.	809	50,579
Loews Corp.	4,723	224,909
LPL Financial Holdings, Inc.	2,379	179,400
M&T Bank Corp.	1,039	179,809
Markel Corp.*	37	37,181
MarketAxess Holdings, Inc. (a)	870	212,176
Marsh & McLennan Cos., Inc.	8,086	752,160
Mercury General Corp. (a)	1,815	96,141
MetLife, Inc.	1,586	71,671
MFA Financial, Inc. REIT	15,496	112,656
Moody’s Corp.	1,555	269,202
Morgan Stanley	72	3,023
Morningstar, Inc.	1,673	211,735
MSCI, Inc.	3,035	560,625
Nasdaq, Inc.	3,915	358,497
Navient Corp.	1,272	15,544
New Residential Investment Corp. REIT	13,326	220,412
New York Community Bancorp, Inc. (a)	2,991	37,417
Northern Trust Corp.	983	91,616
Old Republic International Corp.	22,208	463,259
PacWest Bancorp (a)	1,341	55,008
People’s United Financial, Inc. (a)	2,541	45,128
Pinnacle Financial Partners, Inc. (a)	277	16,257
PNC Financial Services Group, Inc.	585	73,722
Popular, Inc.	2,034	114,677
Principal Financial Group, Inc.	641	33,742
Progressive Corp.	12,842	936,182
Prosperity Bancshares, Inc. (a)	878	65,367
Prudential Financial, Inc.	677	64,890
Raymond James Financial, Inc.	2,400	198,192
Regions Financial Corp.	5,910	96,924
Reinsurance Group of America, Inc.	1,599	231,039
RenaissanceRe Holdings Ltd.	190	27,939
S&P Global, Inc.	2,678	536,591
Santander Consumer USA Holdings, Inc. (a)	1,171	24,052
SEI Investments Co.	2,130	112,357
Signature Bank	227	30,817
SLM Corp.*(a)	1,417	15,658
Starwood Property Trust, Inc. REIT	2,377	53,316
State Street Corp.	506	36,366
SunTrust Banks, Inc.	2,519	163,408

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Financials (Continued)
SVB Financial Group*	122	$30,153
Synchrony Financial	2,090	68,155
Synovus Financial Corp.	628	24,919
T. Rowe Price Group, Inc.	4,077	409,453
TCF Financial Corp.	2,126	48,685
TD Ameritrade Holding Corp.	1,528	86,072
Torchmark Corp.	15,455	1,275,965
Travelers Cos., Inc.	2,205	293,067
Two Harbors Investment Corp. REIT	9,040	125,385
Umpqua Holdings Corp.	2,393	43,505
Unum Group	705	26,339
US Bancorp	1,310	67,714
Voya Financial, Inc.	594	30,039
W.R. Berkley Corp.	3,784	316,569
Webster Financial Corp.	1,188	68,215
Wells Fargo & Co.	200	9,978
Western Alliance Bancorp*	372	17,212
White Mountains Insurance Group Ltd.	458	430,241
Willis Towers Watson PLC	1,462	251,493
Wintrust Financial Corp.	826	60,851
Zions Bancorp NA (a)	1,477	75,475

		21,892,762

Health Care — 9.4%
Abbott Laboratories	364	28,254
AbbVie, Inc.	763	60,460
ABIOMED, Inc.*	22	7,359
Acadia Healthcare Co., Inc.*(a)	1,467	38,567
Agilent Technologies, Inc.	2,998	238,161
Alexion Pharmaceuticals, Inc.*	248	33,562
Align Technology, Inc.*	282	73,030
Allergan PLC	94	12,945
AmerisourceBergen Corp.	5,862	488,305
Amgen, Inc.	1,209	229,807
Anthem, Inc.	1,422	427,638
Baxter International, Inc.	5,602	418,637
Becton Dickinson and Co.	83	20,650
Biogen, Inc.*	376	123,332
Bio-Rad Laboratories, Inc., Class A*	223	60,411
Bio-Techne Corp.	1,337	259,244
Boston Scientific Corp.*	6,307	253,037
Bristol-Myers Squibb Co.	2,763	142,737
Bruker Corp.	1,477	56,436
Cantel Medical Corp.	505	37,128
Cardinal Health, Inc.	7,804	424,069
Catalent, Inc.*	937	40,497
Celgene Corp.*	431	35,825
Centene Corp.*	14,018	853,556
Cerner Corp.*	4,685	262,126
Charles River Laboratories International, Inc.*	1,799	255,764
Chemed Corp.	1,325	436,587
Cigna Corp.	5,173	902,378
Cooper Cos., Inc.	1,212	346,620
Covetrus, Inc.*(a)	2,968	106,195
CVS Health Corp.	6,322	365,601
Danaher Corp.	1,801	228,763

	Number of Shares	Value
Health Care (Continued)
DaVita, Inc.*	1,158	$65,890
Edwards Lifesciences Corp.*	1,853	313,694
Elanco Animal Health, Inc.*(a)	324	9,798
Eli Lilly & Co.	1,337	168,850
Encompass Health Corp.	5,024	317,215
Gilead Sciences, Inc.	2,557	166,256
HCA Healthcare, Inc.	3,913	544,063
Henry Schein, Inc.*(a)	7,417	439,828
Hill-Rom Holdings, Inc.	2,370	251,338
Hologic, Inc.*	1,618	76,289
Humana, Inc.	3,038	865,952
ICU Medical, Inc.*	488	119,931
IDEXX Laboratories, Inc.*	1,133	239,097
Illumina, Inc.*	152	47,541
Integra LifeSciences Holdings Corp.*	554	30,520
Intuitive Surgical, Inc.*	352	192,759
IQVIA Holdings, Inc.*	1,642	230,044
Jazz Pharmaceuticals PLC*	947	132,608
Johnson & Johnson	400	54,656
Laboratory Corp. of America Holdings*	2,544	377,123
Masimo Corp.*	1,706	223,964
McKesson Corp.	2,065	262,585
MEDNAX, Inc.*	1,645	54,137
Medtronic PLC	1,418	128,329
Merck & Co., Inc.	1,225	99,580
Mettler-Toledo International, Inc.*	326	221,977
Molina Healthcare, Inc.*(a)	755	101,646
Mylan N.V.*	1,077	28,422
PerkinElmer, Inc. (a)	1,255	118,171
Perrigo Co. PLC (a)	276	13,441
Pfizer, Inc.	1,912	82,885
PRA Health Sciences, Inc.*	169	18,080
Premier, Inc., Class A*	7,750	283,495
QIAGEN NV*	2,518	96,767
Quest Diagnostics, Inc.	5,419	469,014
Regeneron Pharmaceuticals, Inc.*	104	44,797
ResMed, Inc.	4,299	440,347
STERIS PLC	2,582	312,319
Stryker Corp.	967	182,289
Teleflex, Inc. (a)	239	69,272
Thermo Fisher Scientific, Inc.	462	119,921
United Therapeutics Corp.*	929	117,323
UnitedHealth Group, Inc.	356	86,230
Universal Health Services, Inc., Class B	5,310	737,187
Varian Medical Systems, Inc.*	4,141	556,385
Veeva Systems, Inc., Class A*	388	45,749
Vertex Pharmaceuticals, Inc.*	31	5,851
Waters Corp.*	1,434	347,343
WellCare Health Plans, Inc.*	1,642	416,378
West Pharmaceutical Services, Inc.	3,520	368,720
Zimmer Biomet Holdings, Inc.	1,334	165,576
Zoetis, Inc.	3,897	367,214

		18,496,527

Industrials — 16.2%
3M Co.	501	103,902
Acuity Brands, Inc.	350	45,542

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
ADT, Inc.	6,373	$50,984
AECOM*(a)	4,101	126,967
AGCO Corp.	1,313	88,733
Air Lease Corp.	1,405	52,491
Alaska Air Group, Inc. (a)	6,476	399,569
Allegion PLC	2,568	231,017
Allison Transmission Holdings, Inc.	12,607	626,568
AMERCO	203	78,072
American Airlines Group, Inc.	530	18,884
AMETEK, Inc.	3,956	314,818
AO Smith Corp.	2,336	121,308
Arconic, Inc.	1,015	18,767
Arcosa, Inc.	5,663	189,654
Armstrong World Industries, Inc.	367	26,857
Boeing Co.	443	194,902
BWX Technologies, Inc. (a)	1,013	53,031
C.H. Robinson Worldwide, Inc.	6,162	556,922
Carlisle Cos., Inc.	1,483	182,528
Caterpillar, Inc.	631	86,662
Cintas Corp.	2,575	531,995
Clean Harbors, Inc.*	2,196	149,328
Copart, Inc.*(a)	9,548	560,181
CoStar Group, Inc.*	469	214,582
Crane Co.	2,897	244,999
CSX Corp.	2,072	150,572
Cummins, Inc.	3,626	558,730
Curtiss-Wright Corp.	1,347	166,072
Deere & Co.	1,043	171,094
Delta Air Lines, Inc.	7,277	360,794
Donaldson Co., Inc. (a)	7,850	404,981
Dover Corp.	7,435	673,091
Eaton Corp. PLC	5,945	474,233
Emerson Electric Co.	8,488	578,457
Equifax, Inc.	1,943	212,778
Expeditors International of Washington, Inc.	11,076	830,146
Fastenal Co. (a)	7,592	477,840
FedEx Corp.	1,168	211,408
Flowserve Corp. (a)	2,545	113,023
Fluor Corp.	3,723	139,985
Fortive Corp.	2,375	193,729
Fortune Brands Home & Security, Inc.	1,221	57,533
General Dynamics Corp.	2,285	388,953
Genesee & Wyoming, Inc., Class A*	1,124	92,168
Graco, Inc.	6,679	313,646
Harris Corp.	1,855	305,945
HD Supply Holdings, Inc.*	9,133	392,810
HEICO Corp.	846	79,296
HEICO Corp., Class A	1,233	98,628
Hexcel Corp.	3,612	260,570
Honeywell International, Inc.	1,054	162,390
Hubbell, Inc.	1,288	152,048
Huntington Ingalls Industries, Inc.	1,959	410,234
IDEX Corp.	2,429	350,019
IHS Markit Ltd.*	3,082	163,870
Illinois Tool Works, Inc.	1,212	174,625
Ingersoll-Rand PLC	9,166	967,563

	Number of Shares	Value
Industrials (Continued)
ITT, Inc.	5,038	$290,995
Jacobs Engineering Group, Inc.	1,321	97,463
JB Hunt Transport Services, Inc.	4,558	490,760
JetBlue Airways Corp.*	9,456	157,915
Johnson Controls International PLC	10,549	372,063
Kansas City Southern	2,132	231,620
KAR Auction Services, Inc.	7,772	366,450
Kirby Corp.*(a)	4,671	346,682
L3 Technologies, Inc.	1,416	299,838
Landstar System, Inc.	2,980	323,866
Lennox International, Inc.	1,438	352,669
Lincoln Electric Holdings, Inc. (a)	1,831	158,235
Lockheed Martin Corp.	957	296,105
Macquarie Infrastructure Corp. (a)	503	20,568
ManpowerGroup, Inc.	171	14,407
Masco Corp.	2,729	102,501
Middleby Corp.*(a)	645	79,071
MSC Industrial Direct Co., Inc., Class A	3,356	283,280
Nielsen Holdings PLC	1,885	49,387
Nordson Corp. (a)	368	49,960
Norfolk Southern Corp.	1,820	326,326
Northrop Grumman Corp.	635	184,125
nVent Electric PLC	11,872	326,243
Old Dominion Freight Line, Inc.	1,972	297,318
Oshkosh Corp.	996	77,499
Owens Corning	337	16,826
PACCAR, Inc.	5,919	401,308
Parker-Hannifin Corp.	2,150	378,744
Pentair PLC	7,626	324,410
Quanta Services, Inc.	4,815	171,607
Raytheon Co.	2,162	403,213
Regal Beloit Corp.	2,214	185,445
Republic Services, Inc.	5,087	398,973
Resideo Technologies, Inc.*	12,047	309,608
Robert Half International, Inc.	10,964	747,635
Rockwell Automation, Inc.	2,379	424,794
Rollins, Inc. (a)	4,697	186,283
Roper Technologies, Inc.	894	289,343
Ryder System, Inc.	450	27,972
Schneider National, Inc., Class B	2,287	50,062
Sensata Technologies Holding PLC*	3,126	158,582
Snap-on, Inc. (a)	2,743	438,880
Southwest Airlines Co.	4,509	252,684
Spirit AeroSystems Holdings, Inc., Class A	4,436	438,277
Stanley Black & Decker, Inc.	1,083	143,422
Stericycle, Inc.*(a)	347	15,469
Teledyne Technologies, Inc.*	868	204,883
Textron, Inc.	7,084	384,661
Timken Co.	1,155	50,115
Toro Co.	6,513	446,662
TransDigm Group, Inc.*	774	335,986
TransUnion	1,932	124,730
Union Pacific Corp.	1,287	215,830
United Continental Holdings, Inc.*	2,214	194,411
United Parcel Service, Inc., Class B	1,001	110,310
United Technologies Corp.	1,454	182,724

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
USG Corp.	2,300	$99,153
Valmont Industries, Inc.	607	82,910
Verisk Analytics, Inc.*	1,721	217,586
W.W. Grainger, Inc. (a)	1,726	526,033
WABCO Holdings, Inc.*	1,169	160,773
Wabtec Corp.	1,331	97,509
Waste Management, Inc.	8,527	863,359
Watsco, Inc. (a)	1,611	231,807
WESCO International, Inc.*	567	30,873
Xylem, Inc.	4,831	364,982

		31,640,674

Information Technology — 15.5%
Accenture PLC, Class A	2,314	373,433
Adobe, Inc.*	675	177,187
Akamai Technologies, Inc.*	4,275	297,797
Alliance Data Systems Corp.	570	98,610
Amdocs Ltd.	10,833	601,990
Amphenol Corp., Class A	4,067	382,176
Analog Devices, Inc.	4,416	472,335
ANSYS, Inc.*	2,623	464,953
Apple, Inc.	1,725	298,684
Applied Materials, Inc.	3,027	116,055
Arista Networks, Inc.*	127	36,227
ARRIS International PLC*	3,140	99,475
Arrow Electronics, Inc.*	2,010	160,197
Aspen Technology, Inc.*	4,497	452,893
Autodesk, Inc.*	71	11,574
Automatic Data Processing, Inc.	3,130	478,984
Avnet, Inc.	10,373	451,122
Black Knight, Inc.*	1,188	62,073
Booz Allen Hamilton Holding Corp.	10,346	546,890
Broadcom, Inc.	271	74,623
Broadridge Financial Solutions, Inc.	7,108	719,685
Cadence Design Systems, Inc.*	3,593	205,699
CDK Global, Inc.	1,215	70,482
CDW Corp.	12,909	1,212,026
Cisco Systems, Inc.	4,852	251,188
Citrix Systems, Inc.	6,548	690,814
Cognex Corp. (a)	349	18,637
Cognizant Technology Solutions Corp., Class A	8,850	628,173
Conduent, Inc.*	1,368	20,000
CoreLogic, Inc.*	1,949	71,470
Corning, Inc.	4,428	154,139
Cypress Semiconductor Corp.	3,354	51,752
Dell Technologies, Inc., Class C*	2,739	152,891
DocuSign, Inc.*	248	13,677
Dolby Laboratories, Inc., Class A	3,606	233,669
EPAM Systems, Inc.*	1,953	315,956
Euronet Worldwide, Inc.*(a)	1,639	220,150
F5 Networks, Inc.*	6,061	1,019,097
Fair Isaac Corp.*	1,397	346,205
Fidelity National Information Services, Inc.	1,961	212,082
First Data Corp., Class A*	849	21,344
Fiserv, Inc.*(a)	6,001	508,225

	Number of Shares	Value
Information Technology (Continued)
FleetCor Technologies, Inc.*	675	$157,464
FLIR Systems, Inc.	5,626	289,458
Fortinet, Inc.*	4,070	353,235
Genpact Ltd.	4,245	141,019
Global Payments, Inc.	578	75,360
GoDaddy, Inc., Class A*	465	34,712
Hewlett Packard Enterprise Co.	22,621	370,532
HP, Inc.	46,079	909,139
Intel Corp.	4,077	215,918
International Business Machines Corp.	1,463	202,084
Intuit, Inc.	2,607	644,268
Jabil, Inc.	8,927	253,527
Jack Henry & Associates, Inc.	3,656	484,895
Juniper Networks, Inc.	23,943	648,376
Keysight Technologies, Inc.*	5,464	461,216
KLA-Tencor Corp.	5,423	626,302
Lam Research Corp.	2,363	416,101
Leidos Holdings, Inc.	8,402	542,685
Littelfuse, Inc. (a)	736	142,114
Manhattan Associates, Inc.*	2,433	133,207
Marvell Technology Group Ltd.	2,867	57,197
Mastercard, Inc., Class A	466	104,743
Maxim Integrated Products, Inc.	7,990	434,896
Microchip Technology, Inc. (a)	2,873	249,578
Micron Technology, Inc.*	851	34,789
Microsoft Corp.	1,309	146,647
MKS Instruments, Inc.	1,674	138,724
Monolithic Power Systems, Inc. (a)	1,407	188,693
Motorola Solutions, Inc.	7,043	1,007,994
National Instruments Corp.	5,030	235,102
NCR Corp.*	1,007	28,216
NetApp, Inc.	14,024	914,365
Nuance Communications, Inc.*	1,720	28,844
NVIDIA Corp.	142	21,905
NXP Semiconductors NV	622	56,801
ON Semiconductor Corp.*	5,299	113,823
Oracle Corp.	1,974	102,905
Palo Alto Networks, Inc.*	274	67,478
Paychex, Inc.	6,175	475,599
Paycom Software, Inc.*(a)	167	30,349
PayPal Holdings, Inc.*	820	80,417
Pegasystems, Inc.	961	63,147
PTC, Inc.*	1,805	167,540
Qorvo, Inc.*	795	55,761
QUALCOMM, Inc.	483	25,787
Red Hat, Inc.*	993	181,322
RingCentral, Inc., Class A*	193	20,321
Sabre Corp.	15,180	340,487
salesforce.com, Inc.*	737	120,610
ServiceNow, Inc.*	318	76,142
Skyworks Solutions, Inc.	1,959	159,972
SS&C Technologies Holdings, Inc.	2,405	148,100
Symantec Corp.	705	15,855
Synopsys, Inc.*	4,835	491,623
Teradata Corp.*	2,727	131,905
Teradyne, Inc.	7,454	304,347
Texas Instruments, Inc.	3,003	317,657

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Total System Services, Inc.	4,920	$464,448
Trimble, Inc.*(a)	1,653	66,137
Tyler Technologies, Inc.*	1,012	207,247
Ubiquiti Networks, Inc.	116	16,749
Ultimate Software Group, Inc.*	572	189,618
VeriSign, Inc.*	2,802	498,868
Versum Materials, Inc.	2,938	143,962
Visa, Inc., Class A	708	104,869
VMware, Inc., Class A (a)	1,442	247,750
Western Union Co. (a)	11,954	213,618
WEX, Inc.*	336	59,828
Worldpay, Inc., Class A*	1,283	122,911
Xerox Corp.	3,696	114,206
Xilinx, Inc.	6,275	786,258
Zebra Technologies Corp., Class A*	436	87,422

		30,359,783

Materials — 4.9%
Air Products & Chemicals, Inc.	4,065	736,497
Albemarle Corp. (a)	285	26,018
Alcoa Corp.*	874	25,783
AptarGroup, Inc.	3,645	370,806
Ashland Global Holdings, Inc.	3,473	268,741
Avery Dennison Corp.	2,002	216,296
Axalta Coating Systems Ltd.*	1,792	47,900
Ball Corp.	14,472	792,776
Bemis Co., Inc. (a)	4,855	256,829
Berry Global Group, Inc.*	3,007	157,777
Cabot Corp.	2,444	114,575
Celanese Corp.	3,503	358,322
CF Industries Holdings, Inc.	2,417	101,997
Crown Holdings, Inc.*(a)	2,500	135,725
Domtar Corp.	3,483	177,320
Eagle Materials, Inc.	212	16,205
Eastman Chemical Co.	5,712	472,325
Ecolab, Inc.	2,080	351,333
FMC Corp.	464	41,528
Graphic Packaging Holding Co. (a)	4,854	59,122
International Flavors & Fragrances, Inc. (a)	1,172	149,430
International Paper Co.	3,719	170,405
Linde PLC	878	152,105
LyondellBasell Industries NV, Class A	5,882	503,029
Martin Marietta Materials, Inc.	528	99,158
Mosaic Co.	6,175	193,092
NewMarket Corp. (a)	346	151,894
Newmont Mining Corp.	2,855	97,413
Nucor Corp.	9,618	582,562
Olin Corp.	432	11,171
Owens-Illinois, Inc.	1,416	28,207
Packaging Corp. of America	1,841	175,981
PPG Industries, Inc.	3,813	426,942
Reliance Steel & Aluminum Co.	4,580	408,765
Royal Gold, Inc. (a)	142	12,554
RPM International, Inc.	7,467	432,115
Scotts Miracle-Gro Co. (a)	383	31,368
Sealed Air Corp. (a)	1,656	72,235

	Number of Shares	Value
Materials (Continued)
Sherwin-Williams Co.	78	$33,790
Silgan Holdings, Inc.	917	25,960
Sonoco Products Co. (a)	3,449	199,663
Southern Copper Corp. (a)	877	31,230
Steel Dynamics, Inc.	7,636	284,975
Valvoline, Inc. (a)	10,247	192,541
Vulcan Materials Co.	527	58,739
W.R. Grace & Co. (a)	2,698	209,554
Westlake Chemical Corp. (a)	277	19,354
WestRock Co.	2,504	93,599

		9,575,706

Real Estate — 5.5%
Alexandria Real Estate Equities, Inc. REIT	242	32,885
American Campus Communities, Inc. REIT	1,003	45,195
American Homes 4 Rent, Class A REIT	558	12,187
American Tower Corp. REIT	863	152,017
Apartment Investment & Management Co., Class A REIT	668	32,685
Apple Hospitality REIT, Inc. REIT	6,674	109,988
AvalonBay Communities, Inc. REIT	1,647	320,556
Boston Properties, Inc. REIT	834	110,663
Brandywine Realty Trust REIT	1,764	27,730
Brixmor Property Group, Inc. REIT	7,482	130,636
Brookfield Property REIT, Inc., Class A REIT	6,293	123,469
Camden Property Trust REIT	1,314	128,890
CBRE Group, Inc., Class A*	13,189	656,285
Columbia Property Trust, Inc. REIT	3,843	83,124
CoreSite Realty Corp. REIT	452	46,217
Corporate Office Properties Trust REIT	1,115	28,979
Crown Castle International Corp. REIT	585	69,469
CubeSmart REIT	4,456	136,532
Digital Realty Trust, Inc. REIT (a)	439	49,660
Douglas Emmett, Inc. REIT	674	26,016
Duke Realty Corp. REIT	6,490	191,909
EPR Properties REIT	4,345	319,271
Equinix, Inc. REIT	19	8,046
Equity Commonwealth REIT	809	26,414
Equity LifeStyle Properties, Inc. REIT	2,755	299,303
Equity Residential REIT	2,514	185,257
Essex Property Trust, Inc. REIT	711	198,966
Extra Space Storage, Inc. REIT	4,389	421,081
Federal Realty Investment Trust REIT	1,064	142,140
Gaming and Leisure Properties, Inc. REIT	8,639	314,287
HCP, Inc. REIT	6,196	190,651
Healthcare Trust of America, Inc., Class A REIT	922	26,268
Highwoods Properties, Inc. REIT	2,321	107,486
Hospitality Properties Trust REIT	5,543	150,049
Host Hotels & Resorts, Inc. REIT	18,865	369,943
Howard Hughes Corp.*(a)	192	21,385
Hudson Pacific Properties, Inc. REIT	935	31,061
Iron Mountain, Inc. REIT (a)	1,925	68,183
Jones Lang LaSalle, Inc.	2,413	398,435
Kilroy Realty Corp. REIT	772	56,904

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Real Estate (Continued)
Kimco Realty Corp. REIT	5,673	$99,788
Lamar Advertising Co., Class A REIT (a)	5,670	439,822
Liberty Property Trust REIT	4,446	210,429
Life Storage, Inc. REIT	832	81,203
Macerich Co. REIT	590	25,724
Medical Properties Trust, Inc. REIT	13,488	245,886
Mid-America Apartment Communities, Inc. REIT	1,422	147,291
National Retail Properties, Inc. REIT	3,962	206,420
Omega Healthcare Investors, Inc. REIT (a)	2,340	84,006
Outfront Media, Inc. REIT	4,271	95,841
Paramount Group, Inc. REIT	2,030	29,151
Park Hotels & Resorts, Inc. REIT	9,559	298,623
Prologis, Inc. REIT	4,352	304,901
Public Storage REIT	1,906	403,100
Rayonier, Inc. REIT	6,048	178,235
Realogy Holdings Corp. (a)	1,055	14,348
Realty Income Corp. REIT (a)	2,181	150,838
Regency Centers Corp. REIT	802	52,330
Retail Properties of America, Inc., Class A REIT	19,426	242,048
SBA Communications Corp. REIT*	375	67,710
Senior Housing Properties Trust REIT (a)	2,159	27,959
Simon Property Group, Inc. REIT	2,222	402,538
SL Green Realty Corp. REIT	352	31,933
Spirit Realty Capital, Inc. REIT	1,574	60,819
STORE Capital Corp. REIT	2,738	88,903
Sun Communities, Inc. REIT	448	50,879
Taubman Centers, Inc. REIT	402	21,459
UDR, Inc. REIT	1,248	55,436
Ventas, Inc. REIT	2,072	130,018
VEREIT, Inc. REIT	5,298	42,225
VICI Properties, Inc. REIT	2,367	50,441
Vornado Realty Trust REIT	772	51,963
Weingarten Realty Investors REIT	8,322	239,757
Welltower, Inc. REIT	772	57,367
Weyerhaeuser Co. REIT	2,420	60,234
WP Carey, Inc. REIT (a)	2,282	168,571

		10,768,418

Utilities — 9.0%
AES Corp.	34,199	589,249
Alliant Energy Corp.	8,900	408,243
Ameren Corp.	11,987	853,954
American Electric Power Co., Inc.	6,387	518,305
American Water Works Co., Inc.	3,953	401,704
Aqua America, Inc. (a)	3,404	122,340
Atmos Energy Corp. (a)	6,107	603,677
Avangrid, Inc.	1,528	73,879

	Number of Shares	Value
Utilities (Continued)
CenterPoint Energy, Inc.	19,816	$597,254
CMS Energy Corp.	10,621	577,782
Consolidated Edison, Inc.	10,184	839,671
Dominion Energy, Inc.	5,644	418,164
DTE Energy Co.	6,375	787,695
Duke Energy Corp.	3,654	327,618
Edison International	5,068	303,523
Entergy Corp.	9,767	911,554
Evergy, Inc.	5,397	301,746
Eversource Energy	6,673	465,842
Exelon Corp.	20,373	989,924
FirstEnergy Corp.	11,376	463,572
Hawaiian Electric Industries, Inc. (a)	8,129	311,178
MDU Resources Group, Inc.	10,711	282,985
National Fuel Gas Co. (a)	5,750	346,092
NextEra Energy, Inc.	1,415	265,624
NiSource, Inc. (a)	7,104	191,666
NRG Energy, Inc.	1,935	80,651
OGE Energy Corp.	11,717	498,207
Pinnacle West Capital Corp.	5,165	484,167
PPL Corp. (a)	11,873	381,954
Public Service Enterprise Group, Inc.	8,610	506,354
Sempra Energy (a)	3,845	463,092
Southern Co.	6,268	311,457
UGI Corp.	21,055	1,155,919
Vistra Energy Corp.*(a)	22,237	579,051
WEC Energy Group, Inc.	7,044	537,316
Xcel Energy, Inc.	10,888	597,316

		17,548,725

TOTAL COMMON STOCKS (Cost $179,361,543)		194,991,245

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31% (b)(c) (Cost $161,960)	161,960	161,960

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares” , 2.38%(b) (Cost $358,657)	358,657	358,657

TOTAL INVESTMENTS — 99.9%
(Cost $179,882,160)		$195,511,862
Other assets and liabilities, net — 0.1%		160,878

NET ASSETS — 100.0%		$195,672,740

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31% (b)(c)
64,770	97,190	(d)	—	—	—	3,510	—	161,960	161,960

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 2.38% (b)
—	4,564,291		(4,205,634)	—	—	9,078	—	358,657	358,657

64,770	4,661,481		(4,205,634)	—	—	12,588	—	520,617	520,617

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2019 amounted to $21,477,775, which is 11.0% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $21,848,170.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2019.

REIT:	Real Estate Investment Trust

At February 28, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
E-Mini S&P 500 Futures	USD	1	$125,237	$139,235	3/15/2019	$13,998
E-Mini S&P MidCap 400 Futures	USD	1	165,090	191,080	3/15/2019	25,990

Total unrealized appreciation						$39,988

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$194,991,245	$—	$—	$194,991,245
Short-Term Investments (e)	520,617	—	—	520,617
Derivatives (f)
Futures Contracts	39,988	—	—	39,988

TOTAL	$195,551,850	$—	$—	$195,551,850

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US QARP ETF

February 28, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.6%

Communication Services — 9.3%
Alphabet, Inc., Class A*	2,040	$2,298,162
Alphabet, Inc., Class C*	2,140	2,396,629
AT&T, Inc.	17,340	539,621
Charter Communications, Inc., Class A*(a)	792	273,169
Comcast Corp., Class A	22,794	881,444
Electronic Arts, Inc.*	2,580	247,113
Facebook, Inc., Class A*	12,578	2,030,718
GCI Liberty, Inc., Class A*	658	35,229
Interpublic Group of Companies, Inc.	4,500	103,635
John Wiley & Sons, Inc., Class A	373	19,355
Liberty Broadband Corp., Class A*	588	52,520
Liberty Broadband Corp., Class C*	2,788	249,526
Live Nation Entertainment, Inc.*(a)	588	33,257
Omnicom Group, Inc.	2,106	159,424
Verizon Communications, Inc.	8,902	506,702
Viacom, Inc., Class B	1,740	50,843
Walt Disney Co.	16,192	1,827,105

		11,704,452

Consumer Discretionary — 13.9%
Advance Auto Parts, Inc.	572	92,538
Aptiv PLC	1,070	88,928
AutoZone, Inc.*	274	257,278
Best Buy Co., Inc.	7,797	536,745
Booking Holdings, Inc.*	205	347,893
BorgWarner, Inc.	2,697	109,525
Brunswick Corp.	1,531	80,745
Burlington Stores, Inc.*	661	112,198
Capri Holdings Ltd.*	2,977	135,751
Carnival Corp.	4,701	271,530
Carter’s, Inc. (a)	666	64,895
Chipotle Mexican Grill, Inc.*	192	116,646
D.R. Horton, Inc.	1,633	63,507
Darden Restaurants, Inc.	1,628	182,515
Dick’s Sporting Goods, Inc. (a)	2,404	93,900
Dollar General Corp.	4,030	477,394
Dollar Tree, Inc.*	1,809	174,261
Domino’s Pizza, Inc. (a)	280	70,263
eBay, Inc.	11,411	423,919
Expedia Group, Inc.	693	85,454
Foot Locker, Inc.	3,078	183,203
Gap, Inc. (a)	6,435	163,449
Garmin Ltd.	1,502	126,123
Garrett Motion, Inc.*	97	1,624
Gentex Corp.	5,353	108,880
Genuine Parts Co.	767	83,434
Grand Canyon Education, Inc.*	368	42,570
H&R Block, Inc. (a)	2,203	53,202
Hanesbrands, Inc. (a)	3,579	66,534
Hasbro, Inc. (a)	1,447	122,850
Home Depot, Inc.	15,831	2,930,951
Kohl’s Corp.	2,412	162,882
L Brands, Inc.	2,697	70,500
Las Vegas Sands Corp.	2,892	177,656
Lear Corp.	1,539	234,036

	Number of Shares	Value
Consumer Discretionary (Continued)
Leggett & Platt, Inc. (a)	1,168	$53,051
Lowe’s Cos., Inc.	9,098	956,109
Lululemon Athletica, Inc.*	856	128,760
Macy’s, Inc. (a)	2,209	54,761
McDonald’s Corp.	1,531	281,459
NIKE, Inc., Class B	13,709	1,175,273
Nordstrom, Inc. (a)	2,294	108,460
NVR, Inc.*	63	165,060
O’Reilly Automotive, Inc.*	1,065	396,137
Polaris Industries, Inc. (a)	953	81,224
Pool Corp. (a)	269	42,916
PulteGroup, Inc.	2,794	75,438
Ralph Lauren Corp.	1,047	131,053
Ross Stores, Inc.	6,047	573,437
Royal Caribbean Cruises Ltd.	1,075	127,366
Skechers U.S.A., Inc., Class A*	2,631	88,481
Starbucks Corp.	15,144	1,064,017
Tapestry, Inc.	3,784	132,213
Target Corp.	9,513	691,024
Thor Industries, Inc. (a)	1,426	92,077
Tiffany & Co.	1,073	101,978
TJX Cos., Inc.	21,306	1,092,785
Toll Brothers, Inc.	1,428	50,837
Tractor Supply Co.	2,510	239,328
Ulta Beauty, Inc.*	672	209,993
Urban Outfitters, Inc.*	1,612	49,730
VF Corp.	3,151	275,271
Visteon Corp.*(a)	575	49,255
Whirlpool Corp.	579	81,934
Williams-Sonoma, Inc. (a)	2,117	123,125
Wyndham Hotels & Resorts, Inc.	787	41,373
Yum China Holdings, Inc.	3,625	151,235
Yum! Brands, Inc.	3,436	324,702

		17,523,641

Consumer Staples — 12.0%
Altria Group, Inc.	9,959	521,951
Archer-Daniels-Midland Co.	2,765	117,512
Bunge Ltd.	1,441	76,488
Campbell Soup Co.	2,414	86,952
Clorox Co.	882	139,382
Colgate-Palmolive Co.	7,864	518,002
Costco Wholesale Corp.	9,967	2,180,182
Estee Lauder Cos., Inc., Class A	556	87,259
Flowers Foods, Inc. (a)	1,415	28,965
General Mills, Inc.	4,112	193,799
Herbalife Nutrition Ltd.*	968	54,305
Hershey Co.	1,255	138,903
Hormel Foods Corp. (a)	3,457	149,896
Ingredion, Inc.	583	53,898
JM Smucker Co.	672	71,172
Kimberly-Clark Corp.	3,562	416,148
Kroger Co.	9,091	266,639
Lamb Weston Holdings, Inc.	1,348	93,430
Molson Coors Brewing Co., Class B	1,434	88,420
Monster Beverage Corp.*	2,777	177,256
Nu Skin Enterprises, Inc., Class A	856	51,454

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US QARP ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Consumer Staples (Continued)
PepsiCo, Inc.	7,188	$831,220
Philip Morris International, Inc.	14,908	1,296,102
Procter & Gamble Co.	31,682	3,122,261
Sprouts Farmers Market, Inc.*(a)	3,453	80,524
Sysco Corp.	4,605	311,068
Tyson Foods, Inc., Class A	669	41,251
US Foods Holding Corp.*	1,539	54,234
Walgreens Boots Alliance, Inc.	15,733	1,120,032
Walmart, Inc.	27,913	2,763,108

		15,131,813

Energy — 7.1%
Antero Resources Corp.*(a)	2,601	22,525
Apache Corp. (a)	3,651	121,140
Baker Hughes a GE Co. (a)	757	19,970
Chevron Corp.	16,480	1,970,678
Cimarex Energy Co.	1,160	83,416
Concho Resources, Inc.	653	71,830
Exxon Mobil Corp.	53,510	4,228,895
HollyFrontier Corp.	1,718	87,962
Marathon Petroleum Corp.	8,325	516,233
Occidental Petroleum Corp.	3,925	259,639
PBF Energy, Inc., Class A	2,091	64,967
Phillips 66	6,323	609,284
Valero Energy Corp.	10,153	828,079

		8,884,618

Financials — 4.3%
Affiliated Managers Group, Inc.	971	106,431
Aon PLC	478	81,991
Assured Guaranty Ltd.	2,793	116,636
Berkshire Hathaway, Inc., Class B*	580	116,754
BGC Partners, Inc., Class A	2,369	14,522
Cboe Global Markets, Inc.	278	26,663
Credit Acceptance Corp.*	461	202,775
Eaton Vance Corp. (a)	2,032	85,039
Erie Indemnity Co., Class A	485	86,437
Evercore, Inc., Class A	1,519	139,900
Everest Re Group Ltd.	176	39,795
Fidelity National Financial, Inc.	4,513	158,361
Franklin Resources, Inc. (a)	12,491	407,332
Jefferies Financial Group, Inc.	1,903	38,574
Lazard Ltd., Class A	6,904	258,417
Marsh & McLennan Cos., Inc.	12,340	1,147,867
Moody’s Corp.	1,624	281,147
MSCI, Inc.	971	179,363
Progressive Corp.	471	34,336
S&P Global, Inc.	4,306	862,793
SEI Investments Co.	2,494	131,559
T. Rowe Price Group, Inc.	4,222	424,015
Torchmark Corp.	5,174	427,165
White Mountains Insurance Group Ltd.	94	88,303

		5,456,175

Health Care — 14.6%
Abbott Laboratories	401	31,126
AbbVie, Inc.	10,546	835,665
Agilent Technologies, Inc.	472	37,496

	Number of Shares	Value
Health Care (Continued)
Align Technology, Inc.*	100	$25,897
Allergan PLC	385	53,018
AmerisourceBergen Corp.	1,044	86,965
Amgen, Inc.	6,705	1,274,486
Anthem, Inc.	500	150,365
Baxter International, Inc.	5,373	401,524
Biogen, Inc.*	3,131	1,026,999
Bristol-Myers Squibb Co.	19,182	990,942
Cardinal Health, Inc.	1,151	62,545
Celgene Corp.*	7,668	637,364
Centene Corp.*	6,888	419,410
Cerner Corp.*	2,503	140,043
Chemed Corp.	89	29,326
Cigna Corp.	5,981	1,043,326
Covetrus, Inc.*	182	6,512
CVS Health Corp.	13,585	785,621
Edwards Lifesciences Corp.*	1,431	242,254
Eli Lilly & Co.	1,342	169,481
Exelixis, Inc.*	1,353	30,294
Gilead Sciences, Inc.	19,189	1,247,669
HCA Healthcare, Inc.	1,936	269,182
Henry Schein, Inc.*(a)	470	27,871
Humana, Inc.	2,007	572,075
Johnson & Johnson	31,920	4,361,549
McKesson Corp.	3,826	486,514
Merck & Co., Inc.	585	47,555
Mettler-Toledo International, Inc.*	175	119,159
Pfizer, Inc.	8,438	365,787
Regeneron Pharmaceuticals, Inc.*	577	248,537
United Therapeutics Corp.*	1,045	131,973
UnitedHealth Group, Inc.	7,411	1,795,092
Universal Health Services, Inc., Class B	786	109,120
Varian Medical Systems, Inc.*	772	103,726
West Pharmaceutical Services, Inc.	574	60,127

		18,426,595

Industrials — 13.2%
3M Co.	4,966	1,029,899
Acuity Brands, Inc.	770	100,192
AGCO Corp.	395	26,694
Alaska Air Group, Inc. (a)	2,383	147,031
Allison Transmission Holdings, Inc.	1,445	71,816
American Airlines Group, Inc. (a)	3,160	112,591
AO Smith Corp.	1,417	73,585
Boeing Co.	9,150	4,025,634
C.H. Robinson Worldwide, Inc.	868	78,450
Cintas Corp.	196	40,494
Copa Holdings SA, Class A	499	43,997
Copart, Inc.*(a)	1,325	77,738
Crane Co.	295	24,948
Cummins, Inc.	3,833	590,627
Curtiss-Wright Corp.	195	24,042
Delta Air Lines, Inc.	11,974	593,671
Donaldson Co., Inc. (a)	1,073	55,356
Dover Corp.	967	87,543
Eaton Corp. PLC	3,273	261,087
Emerson Electric Co.	3,456	235,526
Equifax, Inc.	1,906	208,726

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US QARP ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Expeditors International of Washington, Inc.	2,314	$173,434
Fastenal Co. (a)	3,085	194,170
FedEx Corp.	2,605	471,505
Fluor Corp.	946	35,570
Fortive Corp.	665	54,244
Fortune Brands Home & Security, Inc.	1,229	57,910
General Dynamics Corp.	3,804	647,517
Graco, Inc.	1,617	75,934
HD Supply Holdings, Inc.*	1,550	66,666
Honeywell International, Inc.	971	149,602
Hubbell, Inc.	404	47,692
Huntington Ingalls Industries, Inc.	747	156,429
Illinois Tool Works, Inc.	2,410	347,233
Ingersoll-Rand PLC	2,802	295,779
ITT, Inc.	1,543	89,124
Jacobs Engineering Group, Inc.	2,390	176,334
JB Hunt Transport Services, Inc.	1,250	134,588
JetBlue Airways Corp.*	8,327	139,061
Kansas City Southern	487	52,908
Kirby Corp.*(a)	536	39,782
L3 Technologies, Inc.	111	23,504
Landstar System, Inc.	462	50,210
Lennox International, Inc.	287	70,387
Lockheed Martin Corp.	3,369	1,042,402
ManpowerGroup, Inc.	389	32,773
MSC Industrial Direct Co., Inc., Class A	464	39,166
Northrop Grumman Corp.	387	112,215
nVent Electric PLC	2,026	55,674
Old Dominion Freight Line, Inc.	659	99,357
Oshkosh Corp.	380	29,568
Owens Corning	1,213	60,565
PACCAR, Inc.	2,584	175,195
Parker-Hannifin Corp.	278	48,972
Pentair PLC	1,618	68,830
Quanta Services, Inc.	2,603	92,771
Raytheon Co.	2,398	447,227
Resideo Technologies, Inc.*	176	4,523
Robert Half International, Inc.	2,295	156,496
Rockwell Automation, Inc.	767	136,956
Snap-on, Inc. (a)	664	106,240
Southwest Airlines Co.	12,196	683,464
Spirit AeroSystems Holdings, Inc., Class A	1,538	151,954
Stanley Black & Decker, Inc.	269	35,624
Terex Corp. (a)	1,053	35,370
Toro Co.	1,534	105,202
Union Pacific Corp.	1,733	290,624
United Continental Holdings, Inc.*	1,926	169,122
United Parcel Service, Inc., Class B	1,906	210,041
United Technologies Corp.	371	46,624
W.W. Grainger, Inc. (a)	650	198,100
WABCO Holdings, Inc.*	390	53,637
Waste Management, Inc.	4,103	415,429
Watsco, Inc. (a)	308	44,318
XPO Logistics, Inc.*(a)	381	19,183

		16,626,852

	Number of Shares	Value
Information Technology — 19.4%
Accenture PLC, Class A	7,678	$1,239,076
Akamai Technologies, Inc.*	1,359	94,668
Alliance Data Systems Corp. (a)	201	34,773
Amdocs Ltd.	1,736	96,470
Apple, Inc.	31,870	5,518,290
Applied Materials, Inc.	12,505	479,442
Arista Networks, Inc.*	274	78,158
Aspen Technology, Inc.*	308	31,019
Automatic Data Processing, Inc.	3,721	569,425
Booz Allen Hamilton Holding Corp.	766	40,491
Broadridge Financial Solutions, Inc.	917	92,846
CDW Corp.	1,036	97,270
Cisco Systems, Inc.	5,818	301,198
Citrix Systems, Inc.	975	102,862
Cognex Corp. (a)	975	52,065
Cognizant Technology Solutions Corp., Class A	7,003	497,073
Coherent, Inc.*(a)	212	28,213
Corning, Inc.	5,083	176,939
Dolby Laboratories, Inc., Class A	563	36,482
EPAM Systems, Inc.*	205	33,165
Euronet Worldwide, Inc.*(a)	376	50,504
F5 Networks, Inc.*	851	143,087
First Solar, Inc.*(a)	1,630	85,657
FLIR Systems, Inc.	964	49,598
Fortinet, Inc.*	862	74,813
Hewlett Packard Enterprise Co.	2,295	37,592
HP, Inc.	20,014	394,876
Intel Corp.	58,189	3,081,689
International Business Machines Corp.	4,993	689,683
Intuit, Inc.	1,626	401,833
IPG Photonics Corp.*(a)	274	42,478
Jabil, Inc.	2,494	70,830
Jack Henry & Associates, Inc.	596	79,047
Juniper Networks, Inc.	3,536	95,755
Lam Research Corp. (a)	1,059	186,479
Leidos Holdings, Inc.	787	50,832
Littelfuse, Inc. (a)	110	21,240
Manhattan Associates, Inc.*	692	37,887
Marvell Technology Group Ltd.	3,544	70,703
Mastercard, Inc., Class A	11,152	2,506,635
Micron Technology, Inc.*	15,739	643,410
Microsoft Corp.	3,653	409,246
MKS Instruments, Inc.	595	49,308
National Instruments Corp.	781	36,504
NetApp, Inc.	2,593	169,064
Paychex, Inc.	2,870	221,047
PayPal Holdings, Inc.*	1,743	170,936
Qorvo, Inc.*	756	53,026
QUALCOMM, Inc.	3,361	179,444
Red Hat, Inc.*	268	48,937
Skyworks Solutions, Inc.	2,798	228,485
Teradyne, Inc.	2,971	121,306
Texas Instruments, Inc.	9,963	1,053,886
Versum Materials, Inc.	1,075	52,675
Visa, Inc., Class A (a)	19,478	2,885,081
VMware, Inc., Class A (a)	496	85,218

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US QARP ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Xilinx, Inc.	2,227	$279,043

		24,457,759

Materials — 2.1%
Air Products & Chemicals, Inc.	368	66,674
Alcoa Corp.*	4,042	119,239
Avery Dennison Corp.	668	72,171
Ball Corp. (a)	1,619	88,689
Cabot Corp.	559	26,206
Celanese Corp.	863	88,276
CF Industries Holdings, Inc.	1,264	53,341
Chemours Co. (a)	1,051	39,969
DowDuPont, Inc.	775	41,253
Eagle Materials, Inc.	276	21,097
Eastman Chemical Co.	844	69,790
Freeport-McMoRan, Inc.	13,321	171,841
LyondellBasell Industries NV, Class A	9,386	802,691
Newmont Mining Corp. (a)	5,274	179,949
Nucor Corp.	3,432	207,876
Packaging Corp. of America	583	55,729
PPG Industries, Inc.	1,839	205,913
Reliance Steel & Aluminum Co.	475	42,394
Sherwin-Williams Co.	178	77,110
Steel Dynamics, Inc.	3,181	118,715
United States Steel Corp. (a)	1,449	32,472
Westlake Chemical Corp. (a)	292	20,402
WestRock Co.	1,614	60,331

		2,662,128

Real Estate — 1.8%
CBRE Group, Inc., Class A*	7,765	386,386
Equity Residential REIT	3,271	241,040
Host Hotels & Resorts, Inc. REIT	3,130	61,379
Jones Lang LaSalle, Inc.	790	130,445
Lamar Advertising Co., Class A REIT (a)	1,623	125,896
Public Storage REIT	2,503	529,359
Realogy Holdings Corp. (a)	1,046	14,226
Retail Properties of America, Inc., Class A REIT	3,534	44,034
Simon Property Group, Inc. REIT	3,172	574,640
Weingarten Realty Investors REIT	2,859	82,368

		2,189,773

	Number of Shares	Value
Utilities — 1.9%
Ameren Corp.	1,739	$123,886
American Electric Power Co., Inc.	2,314	187,781
CenterPoint Energy, Inc.	3,626	109,288
Consolidated Edison, Inc.	4,224	348,269
DTE Energy Co.	1,135	140,241
Edison International	3,053	182,844
Entergy Corp.	1,074	100,236
Exelon Corp.	8,171	397,029
MDU Resources Group, Inc.	970	25,627
National Fuel Gas Co. (a)	581	34,970
NRG Energy, Inc.	2,586	107,785
PG&E Corp.*	4,224	71,935
Pinnacle West Capital Corp.	567	53,151
Public Service Enterprise Group, Inc.	938	55,164
Sempra Energy (a)	1,164	140,192
UGI Corp.	979	53,747
Vistra Energy Corp.*(a)	2,391	62,262
Xcel Energy, Inc.	2,483	136,217

		2,330,624

TOTAL COMMON STOCKS (Cost $121,358,663)		125,394,430

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 2.31% (b)(c) (Cost $111,047)	111,047	111,047

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares” , 2.38% (b) (Cost $260,348)	260,348	260,348

TOTAL INVESTMENTS — 99.9%
(Cost $121,730,058)		$125,765,825
Other assets and liabilities, net — 0.1%		153,912

NET ASSETS — 100.0%		$125,919,737

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 2.31% (b)(c)
—	111,047	(d)	—	—	—	1,170	—	111,047	111,047

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares” , 2.38% (b)
—	835,489		(575,141)	—	—	895	—	260,348	260,348

—	946,536		(575,141)	—	—	2,065	—	371,395	371,395

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US QARP ETF (Continued)

February 28, 2019 (Unaudited)

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2019 amounted to $6,671,667, which is 5.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $6,714,482.

(d)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2019.

REIT:	Real Estate Investment Trust

At February 28, 2019, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
E-Mini S&P 500 Futures	USD	3	$404,187	$417,705	3/15/2019	$13,518

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$125,394,430	$—	$—	$125,394,430
Short-Term Investments (e)	371,395	—	—	371,395
Derivatives (f)
Futures Contract	13,518	—	—	13,518

TOTAL	$125,779,343	$—	$—	$125,779,343

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF

February 28, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.9%

Communication Services — 3.0%
AMC Entertainment Holdings, Inc., Class A (a)	773	$10,845
ATN International, Inc.	196	11,002
Boingo Wireless, Inc.*	339	7,583
Care.com, Inc.*	189	4,761
Cars.com, Inc.*(a)	455	10,711
Cincinnati Bell, Inc.*(a)	227	2,202
Clear Channel Outdoor Holdings, Inc., Class A*	234	1,282
Cogent Communications Holdings, Inc.	145	7,063
Consolidated Communications Holdings, Inc. (a)	678	6,733
Daily Journal Corp.*(a)	6	1,350
Emerald Expositions Events, Inc.	96	1,208
Entravision Communications Corp., Class A	444	1,754
Eros International PLC*(a)	157	1,509
EW Scripps Co., Class A	155	3,278
Gannett Co., Inc. (a)	1,283	15,062
Glu Mobile, Inc.*	330	2,963
Gray Television, Inc.*(a)	338	7,406
Hemisphere Media Group, Inc.*	399	5,546
IMAX Corp.*	273	6,254
Iridium Communications, Inc.*	326	6,941
Liberty Latin America Ltd., Class A*	112	2,197
Liberty Media Corp.-Liberty Braves, Class A*	54	1,499
Liberty Media Corp.-Liberty Braves, Class C*	122	3,396
Liberty TripAdvisor Holdings, Inc., Class A*	245	3,697
Loral Space & Communications, Inc.*	234	9,573
Marcus Corp.	485	20,559
Meredith Corp. (a)	29	1,661
MSG Networks, Inc., Class A*(a)	787	18,998
National CineMedia, Inc.	1,307	10,116
New Media Investment Group, Inc.	821	10,936
New York Times Co., Class A (a)	210	6,899
Nexstar Media Group, Inc., Class A (a)	24	2,346
Ooma, Inc.*	267	4,355
ORBCOMM, Inc.*	222	1,565
pdvWireless, Inc.*(a)	42	1,650
QuinStreet, Inc.*(a)	706	9,453
Reading International, Inc., Class A*	393	6,331
Rosetta Stone, Inc.*	471	7,588
Saga Communications, Inc., Class A	47	1,579
Scholastic Corp.	403	17,051
Shenandoah Telecommunications Co.	209	9,288
Sinclair Broadcast Group, Inc., Class A	121	4,368
Spok Holdings, Inc.	520	7,181
TechTarget, Inc.*	414	6,864
TEGNA, Inc.	586	7,718
Travelzoo*	136	1,805
Tribune Publishing Co.*	16	193
TrueCar, Inc.*	145	1,050
Vonage Holdings Corp.*(a)	637	6,548

	Number of Shares	Value
Communication Services (Continued)
WideOpenWest, Inc.*	352	$2,893
World Wrestling Entertainment, Inc., Class A (a)	56	4,687
Yelp, Inc.*(a)	56	2,087

		311,584

Consumer Discretionary — 13.8%
1-800-Flowers.com, Inc., Class A*	421	7,511
Aaron’s, Inc.	195	10,587
Abercrombie & Fitch Co., Class A (a)	551	12,094
Acushnet Holdings Corp. (a)	180	4,484
Adtalem Global Education, Inc.*	124	5,977
American Eagle Outfitters, Inc.	519	10,588
American Outdoor Brands Corp.*	204	2,560
American Public Education, Inc.*	339	10,953
America’s Car-Mart, Inc.*	137	11,179
Asbury Automotive Group, Inc.*	221	15,866
Ascena Retail Group, Inc.*	2,423	5,379
At Home Group, Inc.*	111	2,717
Barnes & Noble Education, Inc.*(a)	487	3,355
Barnes & Noble, Inc. (a)	939	5,916
Bassett Furniture Industries, Inc.	97	1,916
BBX Capital Corp.	961	5,881
Beazer Homes USA, Inc.*(a)	123	1,491
Bed Bath & Beyond, Inc. (a)	301	5,036
Belmond Ltd., Class A*(a)	305	7,579
Big Lots, Inc. (a)	262	8,261
Biglari Holdings, Inc., Class B*	13	1,742
BJ’s Restaurants, Inc. (a)	546	26,121
Bloomin’ Brands, Inc.	898	18,571
Boot Barn Holdings, Inc.*(a)	183	5,216
Boyd Gaming Corp. (a)	119	3,541
Brinker International, Inc.	626	28,652
Buckle, Inc. (a)	636	12,205
Caleres, Inc. (a)	774	24,071
Callaway Golf Co.	1,014	17,451
Career Education Corp.*	399	6,631
Carriage Services, Inc.	165	3,467
Carrols Restaurant Group, Inc.*	689	7,365
Cato Corp., Class A	1,259	19,817
Cavco Industries, Inc.*	95	13,151
Century Casinos, Inc.*	199	1,678
Century Communities, Inc.*(a)	67	1,530
Cheesecake Factory, Inc. (a)	342	16,177
Chegg, Inc.*(a)	57	2,259
Chico’s FAS, Inc. (a)	2,069	12,083
Children’s Place, Inc.	106	10,129
Churchill Downs, Inc.	39	3,658
Chuy’s Holdings, Inc.*	233	5,212
Citi Trends, Inc.	496	10,733
Container Store Group, Inc.*	253	1,728
Cooper Tire & Rubber Co. (a)	335	10,707
Cooper-Standard Holdings, Inc.*	67	4,027
Core-Mark Holding Co., Inc.	53	1,670
Cracker Barrel Old Country Store, Inc.	45	7,290
Crocs, Inc.*	576	14,792
Culp, Inc.	170	3,154

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Consumer Discretionary (Continued)
Dana, Inc.	133	$2,627
Dave & Buster’s Entertainment, Inc.	203	10,420
Deckers Outdoor Corp.*	127	18,790
Del Frisco’s Restaurant Group, Inc.*(a)	244	2,067
Del Taco Restaurants, Inc.*	618	6,390
Denny’s Corp.*	1,180	20,603
Dillard’s, Inc., Class A (a)	152	11,938
Dine Brands Global, Inc. (a)	42	4,166
Dorman Products, Inc.*	117	9,465
Drive Shack, Inc.*(a)	400	1,764
DSW, Inc., Class A (a)	774	22,918
Duluth Holdings, Inc., Class B*(a)	70	1,778
El Pollo Loco Holdings, Inc.*	527	7,974
Eldorado Resorts, Inc.*(a)	9	434
Escalade, Inc.	336	4,099
Ethan Allen Interiors, Inc. (a)	376	7,550
Etsy, Inc.*(a)	31	2,209
Express, Inc.*(a)	1,082	5,626
Fiesta Restaurant Group, Inc.*(a)	381	5,742
Five Below, Inc.*	36	4,333
Flexsteel Industries, Inc.	59	1,469
Fossil Group, Inc.*(a)	197	3,081
Fox Factory Holding Corp.*(a)	117	7,415
Funko, Inc., Class A*(a)	77	1,532
GameStop Corp., Class A (a)	718	8,401
Genesco, Inc.*(a)	974	47,015
Gentherm, Inc.*	183	7,503
G-III Apparel Group Ltd.*	237	8,440
GNC Holdings, Inc., Class A*(a)	636	1,895
Group 1 Automotive, Inc. (a)	67	4,166
Groupon, Inc.*	217	710
Guess?, Inc. (a)	512	11,464
Habit Restaurants, Inc., Class A*(a)	1,364	15,372
Hamilton Beach Brands Holding Co., Class A (a)	92	2,233
Haverty Furniture Cos., Inc.	601	14,640
Helen of Troy Ltd.*	83	9,305
Hibbett Sports, Inc.*(a)	552	10,234
Hooker Furniture Corp.	101	3,171
Houghton Mifflin Harcourt Co.*	351	2,776
Hovnanian Enterprises, Inc., Class A*	1,044	707
Hudson Ltd., Class A*	288	4,291
International Speedway Corp., Class A	393	16,997
iRobot Corp.*(a)	60	7,504
J Alexander’s Holdings, Inc.*	525	4,793
Jack in the Box, Inc. (a)	42	3,383
Johnson Outdoors, Inc., Class A	88	5,776
K12, Inc.*	616	19,737
KB Home	216	4,927
Kirkland’s, Inc.*	291	3,399
Lands’ End, Inc.*	79	1,440
Laureate Education, Inc., Class A*(a)	261	3,991
La-Z-Boy, Inc.	518	17,824
LCI Industries (a)	51	4,156
Leaf Group Ltd.*	102	829
LGI Homes, Inc.*(a)	29	1,714
Liberty Expedia Holdings, Inc., Class A*	366	16,214

	Number of Shares	Value
Consumer Discretionary (Continued)
Lifetime Brands, Inc.	238	$2,490
Lindblad Expeditions Holdings, Inc.*	476	6,469
Liquidity Services, Inc.*	193	1,332
Lithia Motors, Inc., Class A	45	4,062
Lumber Liquidators Holdings, Inc.*	109	1,287
M/I Homes, Inc.*	128	3,333
Malibu Boats, Inc., Class A*	85	3,928
Marine Products Corp.	185	2,620
MarineMax, Inc.*(a)	629	12,347
Marriott Vacations Worldwide Corp.	10	973
MasterCraft Boat Holdings, Inc.*	108	2,664
MDC Holdings, Inc.	285	8,219
Meritage Homes Corp.*(a)	76	3,333
Modine Manufacturing Co.*	472	7,094
Monarch Casino & Resort, Inc.*	122	5,350
Monro, Inc. (a)	153	11,675
Motorcar Parts of America, Inc.*(a)	51	1,055
Movado Group, Inc. (a)	290	10,159
Murphy USA, Inc.*	192	14,932
Nathan’s Famous, Inc.	47	3,341
National Vision Holdings, Inc.*(a)	96	3,226
Nautilus, Inc.*	449	2,932
Noodles & Co.*	186	1,458
Nutrisystem, Inc. (a)	124	5,367
Office Depot, Inc.	540	1,874
Ollie’s Bargain Outlet Holdings, Inc.*(a)	61	5,381
Oxford Industries, Inc. (a)	249	19,678
Papa John’s International, Inc. (a)	245	10,709
Party City Holdco, Inc.*(a)	424	4,414
Penn National Gaming, Inc.*(a)	210	5,219
PetMed Express, Inc. (a)	133	3,066
Planet Fitness, Inc., Class A*	166	9,758
PlayAGS, Inc.*	89	2,117
Potbelly Corp.*	636	5,355
Quotient Technology, Inc.*(a)	164	1,645
RCI Hospitality Holdings, Inc.	152	3,555
Red Lion Hotels Corp.*	263	2,099
Red Robin Gourmet Burgers, Inc.*	115	3,497
Red Rock Resorts, Inc., Class A	165	4,640
Regis Corp.*(a)	254	4,595
Rent-A-Center, Inc.*	722	13,436
RH*(a)	59	9,062
Rocky Brands, Inc.	331	9,913
RTW RetailWinds, Inc.*(a)	1,177	3,578
Ruth’s Hospitality Group, Inc.	784	19,929
Sally Beauty Holdings, Inc.*(a)	831	15,016
SeaWorld Entertainment, Inc.*	174	4,748
Shake Shack, Inc., Class A*	107	5,900
Shiloh Industries, Inc.*(a)	225	1,402
Shoe Carnival, Inc. (a)	465	17,735
Shutterfly, Inc.*	170	7,618
Shutterstock, Inc. (a)	78	3,614
Signet Jewelers Ltd. (a)	321	9,023
Skyline Champion Corp.	71	1,410
Sleep Number Corp.*(a)	494	21,563
Sonic Automotive, Inc., Class A (a)	320	4,810
Sotheby’s*(a)	131	5,747

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Consumer Discretionary (Continued)
Speedway Motorsports, Inc.	96	$1,695
Sportsman’s Warehouse Holdings, Inc.*	384	2,415
Stamps.com, Inc.*(a)	19	1,786
Standard Motor Products, Inc.	431	21,248
Steven Madden Ltd. (a)	379	12,503
Stoneridge, Inc.*	245	7,245
Strategic Education, Inc.	57	7,454
Sturm Ruger & Co., Inc.	321	18,281
Superior Group of Cos., Inc.	81	1,408
Tailored Brands, Inc. (a)	340	4,406
Taylor Morrison Home Corp., Class A*	215	3,606
Tenneco, Inc., Class A	77	2,664
Texas Roadhouse, Inc.	124	7,850
Tile Shop Holdings, Inc.	353	2,252
Tilly’s, Inc., Class A	496	6,016
TopBuild Corp.*	86	5,117
Tower International, Inc.	282	7,233
Town Sports International Holdings, Inc.*	192	1,046
TRI Pointe Group, Inc.*(a)	332	4,183
Tupperware Brands Corp. (a)	140	4,215
Unifi, Inc.*(a)	143	3,163
Universal Electronics, Inc.*	75	2,504
Vera Bradley, Inc.*	321	3,066
Vista Outdoor, Inc.*(a)	643	5,729
Weyco Group, Inc.	339	10,278
William Lyon Homes, Class A*	87	1,231
Wingstop, Inc.	141	9,392
Winmark Corp. (a)	75	12,919
Winnebago Industries, Inc. (a)	83	2,708
Wolverine World Wide, Inc.	149	5,328
ZAGG, Inc.*(a)	147	1,705
Zumiez, Inc.*(a)	357	8,818

		1,414,771

Consumer Staples — 3.3%
Alico, Inc. (a)	63	1,906
Andersons, Inc.	294	10,866
B&G Foods, Inc. (a)	173	4,259
BJ’s Wholesale Club Holdings, Inc.*(a)	210	5,317
Boston Beer Co, Inc., Class A*(a)	61	19,066
Calavo Growers, Inc. (a)	151	12,855
Cal-Maine Foods, Inc. (a)	283	12,480
Central Garden & Pet Co., Class A*	37	1,030
Chefs’ Warehouse, Inc.*(a)	209	6,690
Coca-Cola Consolidated, Inc.	32	7,932
Craft Brew Alliance, Inc.*	76	1,296
Darling Ingredients, Inc.*	333	7,319
Dean Foods Co. (a)	659	2,643
Edgewell Personal Care Co.*(a)	91	4,037
Farmer Brothers Co.*(a)	28	668
Fresh Del Monte Produce, Inc.	123	3,405
Freshpet, Inc.*(a)	194	7,997
Hostess Brands, Inc.*(a)	431	5,232
Ingles Markets, Inc., Class A	386	12,012
Inter Parfums, Inc.	121	8,926
J&J Snack Foods Corp. (a)	48	7,453
John B Sanfilippo & Son, Inc. (a)	256	17,787

	Number of Shares	Value
Consumer Staples (Continued)
Lancaster Colony Corp. (a)	30	$4,703
Landec Corp.*	430	5,521
Limoneira Co.	198	4,633
Medifast, Inc.	86	10,959
MGP Ingredients, Inc. (a)	86	7,039
National Beverage Corp. (a)	14	960
Natural Grocers by Vitamin Cottage, Inc.*	230	3,266
Natural Health Trends Corp. (a)	67	852
Nature’s Sunshine Products, Inc.*	128	1,062
Oil-Dri Corp. of America	112	3,265
Performance Food Group Co.*	301	11,598
PriceSmart, Inc. (a)	96	6,207
Primo Water Corp.*(a)	600	8,802
Sanderson Farms, Inc. (a)	63	7,258
Seneca Foods Corp., Class A*(a)	123	3,631
Simply Good Foods Co.*	541	11,069
Smart & Final Stores, Inc.*	348	2,158
SpartanNash Co.	199	3,777
Tootsie Roll Industries, Inc. (a)	116	4,314
Turning Point Brands, Inc. (a)	121	4,948
United Natural Foods, Inc.*(a)	158	2,372
Universal Corp.	196	11,631
USANA Health Sciences, Inc.*	43	4,235
Vector Group Ltd. (a)	326	3,821
Village Super Market, Inc., Class A	516	15,815
WD-40 Co. (a)	109	19,508
Weis Markets, Inc. (a)	319	16,049

		340,629

Energy — 3.1%
Abraxas Petroleum Corp.*	854	1,067
Adams Resources & Energy, Inc.	64	2,543
Archrock, Inc.	541	5,280
Ardmore Shipping Corp.*	308	1,734
C&J Energy Services, Inc.*(a)	96	1,658
Cactus, Inc., Class A*	231	8,376
Callon Petroleum Co.*(a)	215	1,645
Carrizo Oil & Gas, Inc.*(a)	202	2,218
Clean Energy Fuels Corp.*	770	1,763
CONSOL Energy, Inc.*	167	6,338
CVR Energy, Inc. (a)	40	1,622
Delek US Holdings, Inc. (a)	123	4,352
DHT Holdings, Inc. (a)	954	4,121
Diamond Offshore Drilling, Inc.*(a)	179	1,709
Dorian LPG Ltd.*(a)	277	1,634
Dril-Quip, Inc.*(a)	209	8,905
Evolution Petroleum Corp.	947	6,695
Exterran Corp.*	273	4,660
Frank’s International NV*(a)	331	2,072
FTS International, Inc.*	479	4,929
GasLog Ltd. (a)	107	1,725
Green Plains, Inc.	267	4,165
Gulfport Energy Corp.*(a)	420	3,217
Hallador Energy Co.	303	1,627
Helix Energy Solutions Group, Inc.*(a)	401	2,967
Isramco, Inc.*	16	1,815
Keane Group, Inc.*	184	2,028

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Energy (Continued)
KLX Energy Services Holdings, Inc.*	620	$16,343
Laredo Petroleum, Inc.*(a)	252	864
Liberty Oilfield Services, Inc., Class A (a)	740	12,121
Mammoth Energy Services, Inc.	128	2,943
Matador Resources Co.*	152	2,827
Matrix Service Co.*	575	12,012
Midstates Petroleum Co., Inc.*	26	225
NACCO Industries, Inc., Class A (a)	52	1,902
Natural Gas Services Group, Inc.*	146	2,698
Newpark Resources, Inc.*(a)	956	8,451
Nine Energy Service, Inc.*	128	3,356
Noble Corp. PLC*	933	2,808
Northern Oil and Gas, Inc.*	600	1,422
Oceaneering International, Inc.*(a)	304	4,697
Oil States International, Inc.*(a)	332	5,690
Overseas Shipholding Group, Inc., Class A*	547	1,078
Panhandle Oil and Gas, Inc., Class A	142	2,332
Par Pacific Holdings, Inc.*	630	10,647
PDC Energy, Inc.*(a)	120	4,448
Profire Energy, Inc.*	490	916
ProPetro Holding Corp.*	393	7,805
Renewable Energy Group, Inc.*	1,060	28,164
REX American Resources Corp.*(a)	94	7,493
RigNet, Inc.*	96	1,486
Ring Energy, Inc.*	24	148
Rowan Cos. PLC, Class A*	518	5,859
SEACOR Holdings, Inc.*(a)	334	14,916
SEACOR Marine Holdings, Inc.*(a)	157	2,154
SemGroup Corp., Class A (a)	121	1,905
Ship Finance International Ltd. (a)	362	4,485
SilverBow Resources, Inc.*	289	6,503
Solaris Oilfield Infrastructure, Inc., Class A (a)	77	1,309
Southwestern Energy Co.*(a)	1,185	5,013
SRC Energy, Inc.*(a)	810	3,726
Superior Energy Services, Inc.*	282	1,320
Teekay Corp. (a)	178	730
Teekay Tankers Ltd., Class A	1,452	1,554
TETRA Technologies, Inc.*	546	1,305
Unit Corp.*(a)	101	1,571
US Silica Holdings, Inc. (a)	109	1,624
W&T Offshore, Inc.*(a)	614	3,199
World Fuel Services Corp.	869	24,063

		314,977

Financials — 27.3%
1st Constitution Bancorp	262	4,892
1st Source Corp.	153	7,275
ACNB Corp.	280	11,032
AG Mortgage Investment Trust, Inc. REIT	1,122	19,949
Allegiance Bancshares, Inc.*	111	4,247
Amalgamated Bank, Class A	84	1,488
American Equity Investment Life Holding Co.	338	10,698
American National Bankshares, Inc.	166	5,943
Ameris Bancorp	96	3,914
AMERISAFE, Inc.	248	15,651

	Number of Shares	Value
Financials (Continued)
Ames National Corp.	182	$5,065
Anworth Mortgage Asset Corp. REIT	2,635	11,225
Apollo Commercial Real Estate Finance, Inc. REIT (a)	613	11,132
Arbor Realty Trust, Inc. REIT (a)	3,394	43,918
Ares Commercial Real Estate Corp. REIT	917	13,993
Argo Group International Holdings Ltd.	194	13,485
Arlington Asset Investment Corp., Class A	735	6,093
ARMOUR Residential REIT, Inc. REIT (a)	730	14,636
Arrow Financial Corp.	285	10,095
Artisan Partners Asset Management, Inc., Class A	237	6,233
Atlantic Capital Bancshares, Inc.*	603	11,626
Auburn National Bancorporation, Inc.	78	2,630
Axos Financial, Inc.*(a)	255	8,231
Banc of California, Inc. (a)	524	9,076
BancFirst Corp.	100	5,638
Banco Latinoamericano de Comercio Exterior SA, Class E	315	6,590
Bancorp, Inc.*	379	3,438
BancorpSouth Bank (a)	159	5,182
Bank of Commerce Holdings	455	5,164
Bank of Marin Bancorp	280	12,460
Bank of NT Butterfield & Son Ltd.	150	6,111
Bank of Princeton	110	3,578
Bank7 Corp.*	80	1,280
BankFinancial Corp.	273	4,270
Bankwell Financial Group, Inc.	131	3,965
Banner Corp.	253	15,719
Bar Harbor Bankshares (a)	276	7,126
Baycom Corp.*	147	3,391
BCB Bancorp, Inc.	302	3,962
Beneficial Bancorp, Inc.	567	9,140
Berkshire Hills Bancorp, Inc. (a)	226	7,078
Blackstone Mortgage Trust, Inc., Class A REIT	222	7,655
Blucora, Inc.*	202	5,432
Blue Hills Bancorp, Inc.	381	9,479
Boston Private Financial Holdings, Inc.	586	6,968
Bridge Bancorp, Inc.	194	6,396
Bridgewater Bancshares, Inc.*	287	3,203
BrightSphere Investment Group PLC	653	9,240
Brookline Bancorp, Inc.	641	10,243
Bryn Mawr Bank Corp.	203	8,274
BSB Bancorp, Inc.*	286	10,096
Business First Bancshares, Inc.	109	2,694
Byline Bancorp, Inc.*	179	3,659
C&F Financial Corp.	93	4,798
Cadence BanCorp (a)	664	13,273
Cambridge Bancorp	61	5,062
Camden National Corp.	273	12,244
Cannae Holdings, Inc.*	912	20,903
Capital Bancorp, Inc.*	134	1,583
Capital City Bank Group, Inc.	224	5,528
Capitol Federal Financial, Inc.	746	9,974
Capstar Financial Holdings, Inc.	54	905
Capstead Mortgage Corp. REIT (a)	1,713	14,218

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Carolina Financial Corp.	169	$6,189
Cathay General Bancorp	151	5,865
CB Financial Services, Inc.	122	3,156
CBTX, Inc.	279	9,293
CenterState Banks Corp.	220	5,821
Central Pacific Financial Corp.	388	11,322
Central Valley Community Bancorp	263	5,121
Century Bancorp, Inc., Class A	66	5,105
Chemical Financial Corp. (a)	89	4,079
Chemung Financial Corp.	68	3,167
Cherry Hill Mortgage Investment Corp. REIT (a)	875	16,222
Citizens & Northern Corp. (a)	332	8,712
Citizens, Inc.*(a)	859	5,867
City Holding Co. (a)	175	14,024
Civista Bancshares, Inc. (a)	332	7,082
CNB Financial Corp.	316	8,785
CNO Financial Group, Inc.	329	5,603
Coastal Financial Corp.*	102	1,668
Codorus Valley Bancorp, Inc.	193	4,377
Cohen & Steers, Inc.	94	3,925
Colony Credit Real Estate, Inc. REIT (a)	521	9,081
Columbia Banking System, Inc. (a)	121	4,583
Columbia Financial, Inc.*	138	2,212
Community Bank System, Inc. (a)	126	8,164
Community Bankers Trust Corp.*	619	4,940
Community Financial Corp.	65	1,954
Community Trust Bancorp, Inc.	225	9,626
ConnectOne Bancorp, Inc.	375	8,089
County Bancorp, Inc.	57	1,088
Cowen, Inc.*(a)	126	1,950
Crawford & Co., Class B	175	1,799
Curo Group Holdings Corp.*(a)	233	2,568
Customers Bancorp, Inc.*(a)	417	8,920
CVB Financial Corp. (a)	198	4,512
Diamond Hill Investment Group, Inc.	68	9,653
Dime Community Bancshares, Inc.	348	6,953
Donegal Group, Inc., Class A	244	3,287
Donnelley Financial Solutions, Inc.*(a)	482	6,849
Dynex Capital, Inc. REIT	2,078	12,676
Eagle Bancorp, Inc.*(a)	135	7,991
Elevate Credit, Inc.*	89	390
EMC Insurance Group, Inc.	234	7,472
Employers Holdings, Inc.	294	12,248
Encore Capital Group, Inc.*	113	3,865
Enova International, Inc.*	753	19,217
Enstar Group Ltd.*(a)	13	2,319
Entegra Financial Corp.*	143	3,436
Enterprise Bancorp, Inc.	159	5,043
Enterprise Financial Services Corp.	267	12,063
Equity Bancshares, Inc., Class A*	215	7,308
Esquire Financial Holdings, Inc.*	154	3,513
ESSA Bancorp, Inc.	334	5,341
Essent Group Ltd.*	175	7,550
Evans Bancorp, Inc.	158	5,633
Exantas Capital Corp. REIT (a)	1,460	15,841
EZCORP, Inc., Class A*(a)	657	6,419

	Number of Shares	Value
Financials (Continued)
Farmers & Merchants Bancorp, Inc.	129	$3,949
Farmers National Banc Corp.	460	6,771
FB Financial Corp. (a)	97	3,439
FBL Financial Group, Inc., Class A (a)	80	5,590
Federal Agricultural Mortgage Corp., Class C	169	13,836
Federated Investors, Inc., Class B (a)	280	8,330
FedNat Holding Co.	444	8,103
FGL Holdings*	988	8,200
Fidelity D&D Bancorp, Inc.	111	6,464
Fidelity Southern Corp.	593	19,320
Financial Institutions, Inc.	299	9,012
First BanCorp	1,409	16,218
First Bancorp, Inc.	213	5,613
First Bancorp/Southern Pines NC	253	9,915
First Bancshares, Inc.	241	7,895
First Bank	259	2,997
First Busey Corp.	350	9,429
First Business Financial Services, Inc.	265	5,846
First Choice Bancorp	82	1,911
First Commonwealth Financial Corp.	529	7,438
First Community Bancshares, Inc. (a)	366	13,121
First Community Corp.	223	4,471
First Defiance Financial Corp.	360	11,138
First Financial Bancorp	245	6,794
First Financial Bankshares, Inc.	105	6,809
First Financial Corp.	248	11,006
First Financial Northwest, Inc.	213	3,455
First Foundation, Inc.	390	5,948
First Guaranty Bancshares, Inc.	89	1,859
First Internet Bancorp	90	1,944
First Interstate BancSystem, Inc., Class A	275	11,451
First Merchants Corp.	178	7,189
First Mid-Illinois Bancshares, Inc.	53	1,850
First Midwest Bancorp, Inc.	358	8,288
First Northwest Bancorp	220	3,546
First of Long Island Corp.	200	4,672
First Savings Financial Group, Inc.	51	2,668
First United Corp.	265	4,585
FirstCash, Inc.	111	9,730
Flagstar Bancorp, Inc. (a)	23	751
Flushing Financial Corp.	326	7,566
Focus Financial Partners, Inc., Class A*	52	1,968
Franklin Financial Network, Inc. (a)	238	7,806
FS Bancorp, Inc.	83	4,304
Fulton Financial Corp. (a)	346	5,944
GAIN Capital Holdings, Inc. (a)	239	1,649
GAMCO Investors, Inc., Class A	177	3,625
Genworth Financial, Inc., Class A*(a)	2,021	7,821
German American Bancorp, Inc.	255	7,897
Glacier Bancorp, Inc. (a)	150	6,573
Global Indemnity Ltd.	95	3,665
Granite Point Mortgage Trust, Inc. REIT (a)	781	14,855
Great Ajax Corp. REIT (a)	395	5,226
Great Southern Bancorp, Inc.	183	10,363
Great Western Bancorp, Inc.	228	8,561

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Green Dot Corp., Class A*	72	$4,648
Greene County Bancorp, Inc.	70	2,205
Greenhill & Co., Inc. (a)	234	5,508
Greenlight Capital Re Ltd., Class A*(a)	176	1,969
Guaranty Bancshares, Inc. (a)	255	7,844
Hallmark Financial Services, Inc.*	265	2,769
Hamilton Lane, Inc., Class A (a)	248	11,577
Hancock Whitney Corp.	83	3,625
Hanmi Financial Corp.	245	5,655
HarborOne Bancorp, Inc.*(a)	134	2,161
HCI Group, Inc. (a)	136	6,278
Health Insurance Innovations, Inc., Class A*(a)	82	3,051
Heartland Financial USA, Inc.	186	9,038
Heritage Commerce Corp.	605	8,452
Heritage Financial Corp. (a)	350	11,522
Heritage Insurance Holdings, Inc.	124	1,850
Hilltop Holdings, Inc.	111	2,133
Hingham Institution for Savings	29	5,678
Home Bancorp, Inc.	143	5,058
Home BancShares, Inc. (a)	187	3,643
HomeStreet, Inc.*	416	11,606
HomeTrust Bancshares, Inc.	322	8,768
Hope Bancorp, Inc. (a)	440	6,415
Horace Mann Educators Corp.	300	11,757
Horizon Bancorp, Inc.	556	9,825
Houlihan Lokey, Inc.	288	13,242
Howard Bancorp, Inc.*	132	1,752
IBERIABANK Corp.	45	3,520
Independence Holding Co.	210	8,020
Independent Bank Corp.	478	11,114
Independent Bank Corp./Rockland MA (a)	137	11,663
Independent Bank Group, Inc.	194	11,244
International Bancshares Corp.	187	7,633
INTL. FCStone, Inc.*	386	16,791
Invesco Mortgage Capital, Inc. REIT	1,016	16,175
Investar Holding Corp.	215	5,233
Investment Technology Group, Inc.	241	7,285
Investors Bancorp, Inc.	393	4,940
Investors Title Co.	46	7,839
James River Group Holdings Ltd.	322	13,231
Kearny Financial Corp. (a)	482	6,550
Kemper Corp.	52	4,321
Kingstone Cos., Inc. (a)	275	4,623
Kinsale Capital Group, Inc.	264	17,625
KKR Real Estate Finance Trust, Inc. REIT	210	4,278
Ladder Capital Corp. REIT	738	13,542
Ladenburg Thalmann Financial Services, Inc.	1,180	3,469
Lakeland Bancorp, Inc.	441	7,378
Lakeland Financial Corp. (a)	191	9,229
LCNB Corp.	176	2,992
LegacyTexas Financial Group, Inc.	239	9,973
Level One Bancorp, Inc.	73	1,686
Live Oak Bancshares, Inc. (a)	49	794
Luther Burbank Corp.	232	2,427
Macatawa Bank Corp.	700	7,637

	Number of Shares	Value
Financials (Continued)
Malvern Bancorp, Inc.*	92	$1,910
Marlin Business Services Corp.	307	7,227
MB Financial, Inc.	149	6,745
MBT Financial Corp.	490	5,424
Mercantile Bank Corp.	252	8,727
Merchants Bancorp	74	1,543
Meridian Bancorp, Inc.	387	6,304
Meta Financial Group, Inc. (a)	212	4,950
Metropolitan Bank Holding Corp.*	94	3,622
MGIC Investment Corp.*	421	5,465
Mid Penn Bancorp, Inc.	81	1,984
Middlefield Banc Corp.	88	3,692
Midland States Bancorp, Inc.	258	6,579
MidSouth Bancorp, Inc. (a)	295	3,360
MidWestOne Financial Group, Inc.	197	6,125
Moelis & Co., Class A	283	12,625
Mr Cooper Group, Inc.*(a)	296	4,040
MutualFirst Financial, Inc.	142	4,464
MVB Financial Corp.	257	3,932
National Bank Holdings Corp., Class A	287	10,369
National Bankshares, Inc.	131	5,175
National Commerce Corp.*	170	7,427
National General Holdings Corp.	367	9,472
National Western Life Group, Inc., Class A	30	9,240
Navigators Group, Inc.	215	15,003
NBT Bancorp, Inc. (a)	271	10,469
Nelnet, Inc., Class A (a)	139	7,620
New York Mortgage Trust, Inc. REIT (a)	2,384	14,304
NI Holdings, Inc.*	225	3,395
Nicolet Bankshares, Inc.*	137	7,867
NMI Holdings, Inc., Class A*	540	13,041
Northeast Bancorp	164	3,326
Northfield Bancorp, Inc. (a)	443	6,605
Northrim BanCorp, Inc.	196	7,352
Northwest Bancshares, Inc. (a)	739	13,745
Norwood Financial Corp.	175	5,362
Oak Valley Bancorp	164	2,927
OceanFirst Financial Corp.	354	8,921
OFG Bancorp	853	17,649
Ohio Valley Banc Corp.	96	3,505
Old Line Bancshares, Inc.	257	7,360
Old National Bancorp (a)	466	8,285
Old Second Bancorp, Inc.	724	10,339
On Deck Capital, Inc.*	675	4,145
OP Bancorp	276	2,506
Oppenheimer Holdings, Inc., Class A	263	7,422
Opus Bank	122	2,778
Orchid Island Capital, Inc. REIT (a)	825	5,511
Origin Bancorp, Inc. (a)	132	4,760
Oritani Financial Corp. (a)	664	11,919
Orrstown Financial Services, Inc. (a)	200	4,084
Pacific City Financial Corp.	424	7,208
Pacific Mercantile Bancorp*	238	1,964
Pacific Premier Bancorp, Inc.	101	3,015
Park National Corp. (a)	70	7,011
Parke Bancorp, Inc.	297	6,590
PCSB Financial Corp.	294	5,977

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Financials (Continued)
PDL Community Bancorp*	137	$1,793
Peapack Gladstone Financial Corp.	224	6,514
Penns Woods Bancorp, Inc.	116	5,088
PennyMac Financial Services, Inc. (a)	320	7,462
PennyMac Mortgage Investment Trust REIT	1,322	26,942
Peoples Bancorp of North Carolina, Inc.	133	3,751
Peoples Bancorp, Inc.	354	11,802
Peoples Financial Services Corp.	151	6,606
People’s Utah Bancorp	268	7,868
Piper Jaffray Cos.	133	9,305
PJT Partners, Inc., Class A	153	7,073
PRA Group, Inc.*(a)	193	6,213
Preferred Bank (a)	129	6,607
Premier Financial Bancorp, Inc.	366	6,065
Primerica, Inc. (a)	50	6,252
ProAssurance Corp.	142	5,765
Protective Insurance Corp., Class B	239	5,045
Provident Bancorp, Inc.*	85	1,958
Provident Financial Services, Inc. (a)	353	9,690
Prudential Bancorp, Inc.	247	4,488
Pzena Investment Management, Inc., Class A	625	6,225
QCR Holdings, Inc.	169	6,042
Radian Group, Inc.	286	5,823
RBB Bancorp	199	4,308
Ready Capital Corp. REIT (a)	743	11,985
Redwood Trust, Inc. REIT	206	3,152
Regional Management Corp.*	387	10,523
Reliant Bancorp, Inc. (a)	107	2,348
Renasant Corp.	168	6,431
Republic Bancorp, Inc., Class A	198	8,958
Republic First Bancorp, Inc.*	235	1,504
Riverview Bancorp, Inc.	561	4,342
RLI Corp. (a)	116	8,180
S&T Bancorp, Inc. (a)	269	11,131
Safety Insurance Group, Inc.	202	18,047
Sandy Spring Bancorp, Inc.	246	8,627
SB One Bancorp	162	3,831
Seacoast Banking Corp. of Florida*	303	8,793
Select Bancorp, Inc.*	279	3,228
Selective Insurance Group, Inc.	143	9,432
ServisFirst Bancshares, Inc. (a)	160	5,595
Shore Bancshares, Inc.	325	5,119
SI Financial Group, Inc.	329	4,853
Sierra Bancorp	321	8,651
Silvercrest Asset Management Group, Inc., Class A	317	4,752
Simmons First National Corp., Class A (a)	169	4,534
SmartFinancial, Inc.*	167	3,277
South State Corp. (a)	65	4,618
Southern First Bancshares, Inc.*	154	5,867
Southern Missouri Bancorp, Inc.	123	4,450
Southern National Bancorp of Virginia, Inc.	298	4,723
Southside Bancshares, Inc. (a)	270	9,374
Spirit of Texas Bancshares, Inc.*	115	2,484

	Number of Shares	Value
Financials (Continued)
State Auto Financial Corp. (a)	148	$4,983
Sterling Bancorp, Inc.	188	1,897
Stewart Information Services Corp.	465	19,962
Stifel Financial Corp. (a)	114	6,205
Stock Yards Bancorp, Inc.	212	7,551
Summit Financial Group, Inc.	178	4,345
Territorial Bancorp, Inc.	185	5,199
Third Point Reinsurance Ltd.*	680	7,269
Timberland Bancorp, Inc.	202	6,181
Tiptree, Inc.	553	3,390
Tompkins Financial Corp. (a)	127	10,212
Towne Bank	199	5,486
TPG RE Finance Trust, Inc. REIT	472	9,449
TriCo Bancshares	208	8,366
TriState Capital Holdings, Inc.*	323	7,303
Triumph Bancorp, Inc.*	268	9,077
Trupanion, Inc.*(a)	86	2,610
TrustCo Bank Corp.	1,094	9,266
Trustmark Corp. (a)	288	10,218
UMB Financial Corp. (a)	69	4,748
Union Bankshares Corp.	326	11,596
Union Bankshares, Inc.	60	2,790
United Bankshares, Inc. (a)	157	6,027
United Community Banks, Inc.	269	7,449
United Community Financial Corp.	1,099	11,012
United Financial Bancorp, Inc.	540	8,386
United Fire Group, Inc.	293	14,281
United Insurance Holdings Corp. (a)	187	3,063
United Security Bancshares	325	3,510
Unity Bancorp, Inc.	228	5,037
Universal Insurance Holdings, Inc.	529	20,652
Univest Financial Corp.	359	9,517
Valley National Bancorp (a)	562	5,935
Veritex Holdings, Inc.	356	9,972
Virtus Investment Partners, Inc. (a)	27	2,762
Waddell & Reed Financial, Inc., Class A (a)	593	10,976
Walker & Dunlop, Inc.	384	21,427
Washington Federal, Inc. (a)	194	5,952
Washington Trust Bancorp, Inc.	167	8,751
Waterstone Financial, Inc.	845	14,230
WesBanco, Inc.	213	9,038
West Bancorporation, Inc.	305	7,052
Westamerica Bancorporation (a)	146	9,385
Western Asset Mortgage Capital Corp. REIT	1,851	18,566
Western New England Bancorp, Inc.	565	5,548
Westwood Holdings Group, Inc.	109	4,213
WisdomTree Investments, Inc.	310	2,412
World Acceptance Corp.*(a)	80	9,840
WSFS Financial Corp.	192	8,310

		2,808,263

Health Care — 7.5%
Acceleron Pharma, Inc.*(a)	32	1,409
Accuray, Inc.*	2,510	12,098
Acorda Therapeutics, Inc.*(a)	117	1,725
Addus HomeCare Corp.*(a)	196	13,173
Allakos, Inc.*	27	1,079

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Health Care (Continued)
Allscripts Healthcare Solutions, Inc.*(a)	319	$3,420
AMAG Pharmaceuticals, Inc.*	156	2,323
Amedisys, Inc.*	43	5,345
American Renal Associates Holdings, Inc.*	134	1,674
AMN Healthcare Services, Inc.*	116	5,801
Amphastar Pharmaceuticals, Inc.*(a)	338	8,399
AngioDynamics, Inc.*	736	16,494
ANI Pharmaceuticals, Inc.*(a)	24	1,579
Anika Therapeutics, Inc.*	98	3,198
Arcus Biosciences, Inc.*	170	2,004
Arvinas, Inc.*(a)	88	1,704
AtriCure, Inc.*	193	6,164
Atrion Corp.	18	14,155
Avanos Medical, Inc.*(a)	45	2,119
Avrobio, Inc.*(a)	74	1,233
AxoGen, Inc.*	47	868
BioSpecifics Technologies Corp.*	151	10,487
Brookdale Senior Living, Inc.*	803	5,428
Cambrex Corp.*(a)	201	8,309
Capital Senior Living Corp.*	59	295
Cardiovascular Systems, Inc.*	215	7,604
CareDx, Inc.*	63	1,961
Civitas Solutions, Inc.*	316	5,612
Community Health Systems, Inc.*(a)	508	2,515
Computer Programs & Systems, Inc.	152	5,007
CONMED Corp.	184	14,150
Corcept Therapeutics, Inc.*(a)	119	1,484
CorVel Corp.*	130	8,749
Crinetics Pharmaceuticals, Inc.*(a)	52	1,243
Cross Country Healthcare, Inc.*	160	1,398
CryoLife, Inc.*	86	2,544
Cutera, Inc.*(a)	77	1,318
CytomX Therapeutics, Inc.*	116	1,301
Eagle Pharmaceuticals, Inc.*	35	1,752
Eidos Therapeutics, Inc.*	91	1,681
Emergent BioSolutions, Inc.*	83	4,843
Enanta Pharmaceuticals, Inc.*(a)	141	14,458
ENDO International PLC*	237	2,605
Ensign Group, Inc.	327	16,170
Evolent Health, Inc., Class A*(a)	80	1,055
Evolus, Inc.*	131	3,464
FONAR Corp.*	149	3,226
Genesis Healthcare, Inc., Class A*	1,159	1,588
Genomic Health, Inc.*	52	3,950
Glaukos Corp.*(a)	85	6,304
Globus Medical, Inc., Class A*	201	9,787
Haemonetics Corp.*	85	7,384
Halozyme Therapeutics, Inc.*(a)	132	2,277
Harvard Bioscience, Inc.*	306	1,230
HealthEquity, Inc.*(a)	40	3,219
HealthStream, Inc.	492	13,678
Heska Corp.*(a)	95	7,770
HMS Holdings Corp.*	179	6,168
Homology Medicines, Inc.*	111	3,272
Horizon Pharma PLC*	56	1,625
Innoviva, Inc.*(a)	408	6,406

	Number of Shares	Value
Health Care (Continued)
Inogen, Inc.*(a)	28	$3,009
Inovalon Holdings, Inc., Class A*(a)	208	2,733
Integer Holdings Corp.*	75	6,822
Intersect ENT, Inc.*	74	2,515
IntriCon Corp.*	83	2,234
iRadimed Corp.*(a)	17	425
iRhythm Technologies, Inc.*(a)	42	4,023
Ironwood Pharmaceuticals, Inc.*(a)	57	812
Kezar Life Sciences, Inc.*	58	1,180
Kindred Biosciences, Inc.*	124	1,342
LeMaitre Vascular, Inc.	160	4,787
LHC Group, Inc.*	41	4,497
Ligand Pharmaceuticals, Inc.*(a)	32	3,971
LivaNova PLC*	61	5,685
LogicBio Therapeutics, Inc.*	144	1,320
Luminex Corp. (a)	745	18,983
MacroGenics, Inc.*	139	2,780
Magellan Health, Inc.*	91	6,198
Mallinckrodt PLC*	656	16,374
MediciNova, Inc.*	287	2,626
Medidata Solutions, Inc.*(a)	26	1,950
Medpace Holdings, Inc.*(a)	102	5,605
Meridian Bioscience, Inc.	1,258	21,474
Merit Medical Systems, Inc.*(a)	94	5,239
Momenta Pharmaceuticals, Inc.*	149	2,099
Myriad Genetics, Inc.*(a)	178	5,523
National HealthCare Corp.	324	26,377
National Research Corp.	145	5,645
Natus Medical, Inc.*	111	3,067
Neogen Corp.*	125	7,745
NeoGenomics, Inc.*(a)	345	6,762
Nevro Corp.*(a)	19	875
NextGen Healthcare, Inc.*(a)	514	8,995
NuVasive, Inc.*(a)	86	5,065
Omnicell, Inc.*(a)	74	6,286
OraSure Technologies, Inc.*	183	1,967
Orthofix Medical, Inc.*	267	16,314
Osmotica Pharmaceuticals PLC*	167	1,201
Oxford Immunotec Global PLC*	260	4,339
Palatin Technologies, Inc.*	458	452
Patterson Cos., Inc. (a)	213	4,803
PDL BioPharma, Inc.*(a)	5,339	19,381
Phibro Animal Health Corp., Class A	209	6,124
Prestige Consumer Healthcare, Inc.*(a)	158	4,623
Principia Biopharma, Inc.*	57	2,019
Providence Service Corp.*	283	20,184
Quidel Corp.*(a)	32	2,098
R1 RCM, Inc.*(a)	240	2,374
RadNet, Inc.*	1,067	14,554
Retrophin, Inc.*(a)	80	1,805
RTI Surgical, Inc.*	949	4,726
SeaSpine Holdings Corp.*	101	1,549
Select Medical Holdings Corp.*	507	7,514
Simulations Plus, Inc. (a)	324	6,645
Solid Biosciences, Inc.*	52	556
STAAR Surgical Co.*(a)	190	6,992
Supernus Pharmaceuticals, Inc.*(a)	140	5,718

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Health Care (Continued)
Surmodics, Inc.*	333	$19,431
Tactile Systems Technology, Inc.*(a)	212	16,114
Tenet Healthcare Corp.*(a)	482	13,776
Tivity Health, Inc.*(a)	180	3,852
Tricida, Inc.*(a)	47	1,087
Triple-S Management Corp., Class B*	86	2,188
US Physical Therapy, Inc. (a)	185	20,394
Utah Medical Products, Inc.	131	11,119
Vanda Pharmaceuticals, Inc.*	342	6,922
Varex Imaging Corp.*	204	6,414
Vocera Communications, Inc.*	249	8,252
Wright Medical Group NV*	90	2,818
Xencor, Inc.*	104	3,155

		765,764

Industrials — 16.3%
AAON, Inc. (a)	198	7,892
AAR Corp.	221	8,073
Acacia Research Corp.*	531	1,620
ACCO Brands Corp.	538	5,003
Actuant Corp., Class A	307	7,506
Advanced Disposal Services, Inc.*	329	8,725
Advanced Drainage Systems, Inc.	339	8,617
Aegion Corp.*	307	5,330
Aerojet Rocketdyne Holdings, Inc.*(a)	212	7,897
Aerovironment, Inc.*(a)	160	12,747
Air Transport Services Group, Inc.*	400	9,308
Aircastle Ltd.	343	6,812
Alamo Group, Inc.	79	7,587
Albany International Corp., Class A	116	8,996
Allegiant Travel Co. (a)	30	3,963
Allied Motion Technologies, Inc.	98	4,082
Altra Industrial Motion Corp.	103	3,276
Ameresco, Inc., Class A*(a)	96	1,572
Apogee Enterprises, Inc. (a)	170	6,067
Applied Industrial Technologies, Inc.	28	1,628
ArcBest Corp. (a)	351	12,225
Argan, Inc.	335	15,577
Armstrong Flooring, Inc.*	535	7,672
ASGN, Inc.*	100	6,441
Astec Industries, Inc.	118	4,503
Astronics Corp.*	83	2,986
Atkore International Group, Inc.*	819	18,919
Atlas Air Worldwide Holdings, Inc.*(a)	172	9,243
Avis Budget Group, Inc.*	74	2,651
Axon Enterprise, Inc.*	161	8,667
AZZ, Inc.	149	6,857
Barnes Group, Inc.	99	5,749
Barrett Business Services, Inc.	117	9,189
Beacon Roofing Supply, Inc.*	19	689
Blue Bird Corp.*(a)	424	7,886
BlueLinx Holdings, Inc.*(a)	65	2,083
BMC Stock Holdings, Inc.*	316	6,045
Brady Corp., Class A (a)	357	16,890
Briggs & Stratton Corp. (a)	331	4,339
BrightView Holdings, Inc.*	135	1,822
Brink’s Co. (a)	10	789

	Number of Shares	Value
Industrials (Continued)
Builders FirstSource, Inc.*	105	$1,463
Caesarstone Ltd. (a)	173	2,906
CAI International, Inc.*(a)	92	2,168
Casella Waste Systems, Inc., Class A*	417	14,712
CBIZ, Inc.*	991	20,444
CECO Environmental Corp.*	461	3,513
Charah Solutions, Inc.*	204	1,236
Chart Industries, Inc.*	51	4,502
Cimpress NV*	37	3,053
Columbus McKinnon Corp.	284	10,636
Comfort Systems USA, Inc.	206	11,046
Commercial Vehicle Group, Inc.*	167	1,336
Continental Building Products, Inc.*	445	12,829
Costamare, Inc.	897	4,664
Covanta Holding Corp. (a)	448	7,607
Covenant Transportation Group, Inc., Class A*	132	3,011
CRA International, Inc.	273	13,639
CSW Industrials, Inc.*	377	21,406
Cubic Corp.	77	4,751
Daseke, Inc.*	194	921
Deluxe Corp.	105	4,886
DMC Global, Inc.	139	6,530
Douglas Dynamics, Inc.	350	14,763
Ducommun, Inc.*	192	8,147
DXP Enterprises, Inc.*	105	3,714
Dycom Industries, Inc.*(a)	25	1,127
Eastern Co.	202	5,878
Echo Global Logistics, Inc.*	356	8,551
EMCOR Group, Inc.	130	9,377
Encore Wire Corp.	354	20,971
EnerSys	109	8,046
Ennis, Inc.	951	20,161
EnPro Industries, Inc. (a)	65	4,458
ESCO Technologies, Inc.	193	13,354
Esterline Technologies Corp.*	77	9,375
Exponent, Inc.	361	20,443
Federal Signal Corp.	301	7,399
Forrester Research, Inc.	169	8,484
Forward Air Corp.	259	16,744
Foundation Building Materials, Inc.*	313	3,481
Franklin Covey Co.*	223	5,802
Franklin Electric Co., Inc.	173	9,205
FreightCar America, Inc.*(a)	171	1,325
FTI Consulting, Inc.*	182	13,497
GATX Corp. (a)	126	10,017
Gencor Industries, Inc.*	197	2,622
Generac Holdings, Inc.*	133	6,857
General Finance Corp.*	431	4,655
Gibraltar Industries, Inc.*	272	11,016
Global Brass & Copper Holdings, Inc.	344	11,610
GMS, Inc.*	102	1,994
Gorman-Rupp Co.	344	11,631
GP Strategies Corp.*	58	971
Graham Corp.	204	4,621
Granite Construction, Inc.	148	6,891
Great Lakes Dredge & Dock Corp.*	766	6,817

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Greenbrier Cos., Inc. (a)	153	$6,311
Griffon Corp.	342	6,101
H&E Equipment Services, Inc.	82	2,361
Harsco Corp.*	310	6,938
Hawaiian Holdings, Inc. (a)	215	6,396
Healthcare Services Group, Inc. (a)	60	2,291
Heartland Express, Inc. (a)	173	3,476
Heidrick & Struggles International, Inc.	548	23,624
Herc Holdings, Inc.*	41	1,804
Heritage-Crystal Clean, Inc.*	349	8,432
Herman Miller, Inc.	291	10,674
Hertz Global Holdings, Inc.*	29	554
Hillenbrand, Inc.	308	13,641
HNI Corp.	287	11,087
Hub Group, Inc., Class A*	201	8,639
Hurco Cos., Inc.	254	10,892
Huron Consulting Group, Inc.*	168	7,698
Hyster-Yale Materials Handling, Inc.	96	6,495
ICF International, Inc.	360	27,187
IES Holdings, Inc.*	242	4,448
Infrastructure and Energy Alternatives, Inc.*	194	1,209
InnerWorkings, Inc.*(a)	342	1,659
Insperity, Inc.	101	12,753
Insteel Industries, Inc. (a)	457	10,397
Interface, Inc.	354	6,283
John Bean Technologies Corp. (a)	35	3,280
Kadant, Inc.	56	4,897
Kaman Corp.	181	11,146
KBR, Inc.	690	13,634
Kelly Services, Inc., Class A	247	5,960
Kennametal, Inc. (a)	106	3,995
KeyW Holding Corp.*	177	1,310
Kforce, Inc.	308	11,399
Kimball International, Inc., Class B	605	9,492
Knoll, Inc.	556	11,765
Korn Ferry	246	12,002
Kratos Defense & Security Solutions, Inc.*(a)	125	2,149
Lawson Products, Inc.*	42	1,326
LB Foster Co., Class A*	176	3,047
Lindsay Corp. (a)	135	12,483
LSC Communications, Inc.	68	575
Lydall, Inc.*	101	2,843
Manitex International, Inc.*	226	1,727
Manitowoc Co., Inc.*(a)	57	1,025
Marten Transport Ltd.	497	9,269
Masonite International Corp.*	151	8,373
MasTec, Inc.*	81	3,498
Matson, Inc.	381	13,758
Matthews International Corp., Class A (a)	174	6,920
McGrath RentCorp	328	19,628
Mercury Systems, Inc.*(a)	64	4,065
Meritor, Inc.*	529	11,786
Mesa Air Group, Inc.*	235	2,366
Milacron Holdings Corp.*	324	4,533
Miller Industries, Inc.	471	15,972

	Number of Shares	Value
Industrials (Continued)
Mistras Group, Inc.*	128	$2,020
Mobile Mini, Inc. (a)	247	8,894
Moog, Inc., Class A	73	6,859
MRC Global, Inc.*(a)	521	8,784
MSA Safety, Inc.	46	4,756
Mueller Industries, Inc.	396	13,088
Mueller Water Products, Inc., Class A	701	7,318
MYR Group, Inc.*	296	9,928
National Presto Industries, Inc. (a)	128	14,354
Navigant Consulting, Inc.	972	20,013
NCI Building Systems, Inc.*	202	1,418
Nexeo Solutions, Inc.*(a)	1,190	11,817
NOW, Inc.*(a)	532	7,677
NV5 Global, Inc.*(a)	87	6,896
Omega Flex, Inc.	29	2,143
Orion Group Holdings, Inc.*	233	990
PAM Transportation Services, Inc.*	79	4,002
Park-Ohio Holdings Corp.	118	3,751
Patrick Industries, Inc.*(a)	3	136
PGT Innovations, Inc.*	491	7,404
Pitney Bowes, Inc. (a)	714	5,134
Powell Industries, Inc.	179	5,744
Preformed Line Products Co.	79	4,716
Primoris Services Corp.	595	13,905
Proto Labs, Inc.*	43	4,859
Quad/Graphics, Inc. (a)	290	4,231
Quanex Building Products Corp.	212	3,644
Radiant Logistics, Inc.*	1,190	7,604
Raven Industries, Inc.	423	16,886
RBC Bearings, Inc.*	50	7,008
Resources Connection, Inc.	486	8,442
Rexnord Corp.*	278	7,414
RR Donnelley & Sons Co. (a)	917	4,933
Rush Enterprises, Inc., Class A	126	5,282
Rush Enterprises, Inc., Class B	38	1,569
Saia, Inc.*	130	8,601
Simpson Manufacturing Co., Inc. (a)	159	9,529
SiteOne Landscape Supply, Inc.*(a)	41	2,202
SkyWest, Inc.	108	5,836
SP Plus Corp.*	260	8,944
Spartan Motors, Inc.	170	1,554
Spirit Airlines, Inc.*	57	3,206
SPX Corp.*	207	7,527
SPX FLOW, Inc.*	66	2,278
Standex International Corp.	104	8,529
Steelcase, Inc., Class A	1,275	22,325
Sterling Construction Co., Inc.*	126	1,841
Sun Hydraulics Corp.	104	4,948
Sunrun, Inc.*	227	3,521
Systemax, Inc.	34	689
Team, Inc.*	228	3,561
Tennant Co.	8	506
Tetra Tech, Inc.	234	14,045
Thermon Group Holdings, Inc.*	187	4,653
Titan International, Inc.	56	351
Titan Machinery, Inc.*	142	2,728
TPI Composites, Inc.*	307	9,274

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Trex Co., Inc.*(a)	35	$2,623
TriMas Corp.*	463	14,969
TriNet Group, Inc.*	73	4,474
Triton International Ltd/Bermuda (a)	67	2,205
TrueBlue, Inc.*	382	8,794
Tutor Perini Corp.*(a)	77	1,449
Twin Disc, Inc.*	127	2,247
UniFirst Corp.	74	10,643
Universal Forest Products, Inc.	406	12,574
Universal Logistics Holdings, Inc.	200	4,430
US Ecology, Inc.	190	10,902
US Xpress Enterprises, Inc., Class A*(a)	201	1,759
USA Truck, Inc.*	336	5,779
Vectrus, Inc.*	54	1,456
Veritiv Corp.*	63	1,820
Viad Corp.	291	16,849
Vicor Corp.*(a)	114	3,623
VSE Corp. (a)	86	3,040
Wabash National Corp.	132	1,959
WageWorks, Inc.*	83	2,731
Watts Water Technologies, Inc., Class A	125	10,068
Werner Enterprises, Inc. (a)	206	7,113
Wesco Aircraft Holdings, Inc.*	860	7,301
Willdan Group, Inc.*	134	5,076
Willis Lease Finance Corp.*	197	8,286
Woodward, Inc.	34	3,276

		1,670,472

Information Technology — 10.1%
3D Systems Corp.*(a)	194	2,739
8x8, Inc.*(a)	300	5,901
A10 Networks, Inc.*	220	1,536
ACI Worldwide, Inc.*	215	6,852
Advanced Energy Industries, Inc.*(a)	95	4,785
Agilysys, Inc.*	312	6,521
Alarm.com Holdings, Inc.*(a)	70	4,594
Ambarella, Inc*(a)	45	1,817
Amber Road, Inc.*	161	1,584
American Software, Inc., Class A	597	6,919
Amkor Technology, Inc.*	184	1,616
Anixter International, Inc.*	149	8,743
Appfolio, Inc., Class A*	191	13,805
Arlo Technologies, Inc.*(a)	575	2,490
Avaya Holdings Corp.*	141	2,184
AVX Corp.	167	3,039
Axcelis Technologies, Inc.*	158	3,321
AXT, Inc.*(a)	313	1,396
Badger Meter, Inc. (a)	233	13,710
Bel Fuse, Inc., Class B	196	4,792
Belden, Inc. (a)	63	3,893
Benchmark Electronics, Inc.	597	16,358
Benefitfocus, Inc.*(a)	45	2,210
Blackbaud, Inc. (a)	33	2,549
Blackline, Inc.*(a)	56	2,931
Bottomline Technologies DE, Inc.*	168	8,380
Box, Inc., Class A*	105	2,125
Brooks Automation, Inc. (a)	119	3,821

	Number of Shares	Value
Information Technology (Continued)
Cabot Microelectronics Corp.	94	$10,631
CACI International, Inc., Class A*	51	9,295
CalAmp Corp.*	227	3,155
Carbon Black, Inc.*	141	1,846
Carbonite, Inc.*	34	791
Cardtronics PLC, Class A*	225	6,640
Casa Systems, Inc.*	135	1,376
Cass Information Systems, Inc.	139	7,260
CEVA, Inc.*(a)	79	2,198
Ciena Corp.*	302	12,883
Cirrus Logic, Inc.*	158	6,341
Cision Ltd.*	364	4,739
Clearfield, Inc.*	127	1,844
Cohu, Inc.	328	5,868
CommVault Systems, Inc.*	89	5,998
Comtech Telecommunications Corp.	313	8,294
Control4 Corp.*	53	955
Cornerstone OnDemand, Inc.*	82	4,633
Coupa Software, Inc.*(a)	53	4,992
Cray, Inc.*(a)	55	1,349
Cree, Inc.*(a)	44	2,394
CSG Systems International, Inc.	227	9,432
CTS Corp.	476	15,289
Daktronics, Inc.	743	6,033
DASAN Zhone Solutions, Inc.*	107	1,480
Digi International, Inc.*	780	10,296
Diodes, Inc.*	337	13,591
Ebix, Inc. (a)	33	1,923
eGain Corp.*	173	1,962
Electronics For Imaging, Inc.*(a)	224	6,057
Ellie Mae, Inc.*(a)	26	2,587
Endurance International Group Holdings, Inc.*(a)	229	1,603
Entegris, Inc. (a)	118	4,169
Envestnet, Inc.*	110	6,711
ePlus, Inc.*	225	20,124
Everbridge, Inc.*(a)	34	2,404
Everi Holdings, Inc.*	331	2,545
EVERTEC, Inc.	542	15,512
Evo Payments, Inc., Class A*	98	2,619
ExlService Holdings, Inc.*	138	8,473
Fabrinet*	311	18,194
FARO Technologies, Inc.*	90	4,123
Finisar Corp.*	102	2,498
Fitbit, Inc., Class A*(a)	171	1,012
Five9, Inc.*	115	6,100
FormFactor, Inc.*	396	6,277
GTT Communications, Inc.*(a)	19	594
Hackett Group, Inc.	450	7,317
Harmonic, Inc.*(a)	370	2,042
I3 Verticals, Inc., Class A*	76	1,599
II-VI, Inc.*(a)	71	3,016
Immersion Corp.*(a)	137	1,230
Information Services Group, Inc.*	1,032	4,448
Inphi Corp.*	105	4,538
Insight Enterprises, Inc.*	59	3,293
Instructure, Inc.*(a)	85	3,972

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Integrated Device Technology, Inc.*	75	$3,625
InterDigital, Inc.	140	9,762
Iteris, Inc.*	39	168
Itron, Inc.*	26	1,378
j2 Global, Inc. (a)	65	5,526
KEMET Corp.	359	6,803
Kimball Electronics, Inc.*	778	12,059
Knowles Corp.*(a)	440	7,163
KVH Industries, Inc.*	170	1,931
Lattice Semiconductor Corp.*	541	6,384
Limelight Networks, Inc.*	468	1,367
LivePerson, Inc.*	357	9,982
LiveRamp Holdings, Inc.*(a)	144	7,740
Lumentum Holdings, Inc.*	54	2,686
ManTech International Corp., Class A	321	17,446
MAXIMUS, Inc.	71	5,018
Mesa Laboratories, Inc. (a)	42	9,664
Methode Electronics, Inc.	161	4,518
MicroStrategy, Inc., Class A*	74	10,471
Mitek Systems, Inc.*	199	2,151
MobileIron, Inc.*	363	1,837
Model N, Inc.*	101	1,747
Monotype Imaging Holdings, Inc.	189	3,704
MTS Systems Corp. (a)	152	8,102
Nanometrics, Inc.*	398	11,327
Napco Security Technologies, Inc.*	475	10,208
NETGEAR, Inc.*(a)	221	7,923
NetScout Systems, Inc.*(a)	187	5,118
New Relic, Inc.*	31	3,278
NIC, Inc.	399	6,819
nLight, Inc.*	93	1,989
Novanta, Inc.*	88	7,192
NVE Corp. (a)	107	11,002
OneSpan, Inc.*(a)	326	6,944
OSI Systems, Inc.*(a)	186	16,154
PAR Technology Corp.*(a)	278	7,498
Park Electrochemical Corp.	502	8,730
Paylocity Holding Corp.*	50	4,379
PC Connection, Inc.	411	16,539
PDF Solutions, Inc.*(a)	43	512
Perficient, Inc.*	641	18,339
PFSweb, Inc.*	400	2,504
Photronics, Inc.*	1,635	16,039
Plantronics, Inc.	168	8,440
Plexus Corp.*	238	14,699
Power Integrations, Inc. (a)	82	5,991
Presidio, Inc.	185	3,077
PRGX Global, Inc.*	631	5,919
Progress Software Corp.	170	6,253
PROS Holdings, Inc.*(a)	59	2,513
Q2 Holdings, Inc.*(a)	119	8,190
QAD, Inc., Class A	123	5,567
Qualys, Inc.*(a)	55	4,600
Quantenna Communications, Inc.*	521	9,456
Rambus, Inc.*	308	3,163
Rapid7, Inc.*	142	6,536
Rogers Corp.*	33	5,123

	Number of Shares	Value
Information Technology (Continued)
Rudolph Technologies, Inc.*	345	$7,790
SailPoint Technologies Holding, Inc.*	58	1,789
Sanmina Corp.*	245	7,825
ScanSource, Inc.*	298	11,190
Science Applications International Corp.	144	10,757
SecureWorks Corp., Class A*(a)	182	4,039
Semtech Corp.*	121	6,660
Silicon Laboratories, Inc.*	26	2,107
SMART Global Holdings, Inc.*(a)	11	322
SPS Commerce, Inc.*	155	16,551
Stratasys Ltd.*(a)	193	5,493
SVMK, Inc.*(a)	235	3,565
Sykes Enterprises, Inc.*	458	13,552
Synaptics, Inc.*(a)	35	1,465
Tech Data Corp.*	14	1,431
TiVo Corp. (a)	313	3,139
Trade Desk, Inc., Class A*(a)	5	988
Travelport Worldwide Ltd.	776	12,199
TTEC Holdings, Inc.	31	1,062
TTM Technologies, Inc.*(a)	565	6,848
Tucows, Inc., Class A*	29	2,248
Ultra Clean Holdings, Inc.*(a)	134	1,427
Unisys Corp.*	267	3,607
Upland Software, Inc.*	50	1,755
Varonis Systems, Inc.*	86	4,899
Verint Systems, Inc.*	110	5,858
ViaSat, Inc.*(a)	37	2,795
Viavi Solutions, Inc.*	349	4,582
Virtusa Corp.*	152	7,671
Vishay Intertechnology, Inc.	543	11,903
Vishay Precision Group, Inc.*	330	11,504
Workiva, Inc.*	164	8,110
Xperi Corp.	216	5,184
Zix Corp.*	1,161	10,484

		1,041,208

Materials — 3.8%
Advanced Emissions Solutions, Inc.	241	2,849
AdvanSix, Inc.*	180	5,895
AK Steel Holding Corp.*(a)	527	1,592
Allegheny Technologies, Inc.*(a)	98	2,806
American Vanguard Corp.	365	6,855
Balchem Corp.	82	7,276
Boise Cascade Co.	288	8,032
Carpenter Technology Corp.	153	7,182
Chase Corp.	69	6,662
Clearwater Paper Corp.*(a)	98	2,803
Coeur Mining, Inc.*(a)	284	1,357
Commercial Metals Co. (a)	452	7,481
Compass Minerals International, Inc. (a)	128	6,705
Ferro Corp.*	215	4,169
FutureFuel Corp.	693	12,779
Gold Resource Corp.	538	2,523
Greif, Inc., Class A	89	3,578
Greif, Inc., Class B	16	727
Hawkins, Inc.	238	9,810
Haynes International, Inc.	25	879

See Notes to Financial Statements.	57

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Materials (Continued)
HB Fuller Co. (a)	25	$1,262
Hecla Mining Co.	698	1,675
Ingevity Corp.*	62	7,144
Innophos Holdings, Inc.	95	3,154
Innospec, Inc.	222	18,173
Kaiser Aluminum Corp.	141	15,437
Koppers Holdings, Inc.*	48	1,180
Kraton Corp.*	115	4,092
Louisiana-Pacific Corp.	403	10,184
Materion Corp.	398	22,996
Minerals Technologies, Inc.	110	6,512
Myers Industries, Inc.	343	6,544
Neenah, Inc. (a)	108	7,299
Olympic Steel, Inc.	122	2,369
OMNOVA Solutions, Inc.*	414	3,374
PH Glatfelter Co.	279	3,753
PolyOne Corp.	129	4,208
PQ Group Holdings, Inc.*	96	1,572
Quaker Chemical Corp. (a)	60	12,539
Rayonier Advanced Materials, Inc. (a)	67	944
Schnitzer Steel Industries, Inc., Class A	708	17,204
Schweitzer-Mauduit International, Inc.	236	9,100
Sensient Technologies Corp. (a)	92	5,952
Stepan Co.	200	18,820
Summit Materials, Inc., Class A*	92	1,564
SunCoke Energy, Inc.*	322	3,194
Synalloy Corp. (a)	388	5,925
TimkenSteel Corp.*(a)	128	1,595
Trecora Resources*(a)	164	1,574
Tredegar Corp.	548	9,546
Trinseo SA	87	4,367
UFP Technologies, Inc.*	293	9,815
United States Lime & Minerals, Inc.	53	3,816
Universal Stainless & Alloy Products, Inc.*	113	2,077
US Concrete, Inc.*(a)	28	1,123
Verso Corp., Class A*	369	7,251
Warrior Met Coal, Inc.	1,417	41,490
Worthington Industries, Inc.	189	7,430

		388,214

Real Estate — 7.9%
Acadia Realty Trust REIT	309	8,803
Agree Realty Corp. REIT	213	14,000
Alexander & Baldwin, Inc. REIT*(a)	348	7,980
Alexander’s, Inc. REIT	11	4,199
Altisource Portfolio Solutions SA*	60	1,504
American Assets Trust, Inc. REIT	192	8,340
Americold Realty Trust REIT	48	1,380
Armada Hoffler Properties, Inc. REIT	922	14,107
Ashford Hospitality Trust, Inc. REIT	982	5,264
Bluerock Residential Growth REIT, Inc. REIT	377	3,996
Braemar Hotels & Resorts, Inc. REIT	1,392	18,124
BRT Apartments Corp. REIT	391	5,200
CareTrust REIT, Inc. REIT	489	10,924
CatchMark Timber Trust, Inc., Class A REIT (a)	263	2,512

	Number of Shares	Value
Real Estate (Continued)
CBL & Associates Properties, Inc. REIT (a)	1,554	$3,326
Cedar Realty Trust, Inc. REIT	913	3,177
Chatham Lodging Trust REIT	552	11,029
Chesapeake Lodging Trust REIT (a)	486	14,638
City Office REIT, Inc. REIT	549	6,039
Clipper Realty, Inc. REIT	363	4,777
Community Healthcare Trust, Inc. REIT	278	9,922
Consolidated-Tomoka Land Co.	119	7,033
CoreCivic, Inc. REIT	516	10,929
CorEnergy Infrastructure Trust, Inc. REIT (a)	278	10,136
CorePoint Lodging, Inc. REIT	511	7,139
Cousins Properties, Inc. REIT	736	7,007
DiamondRock Hospitality Co. REIT	926	9,899
Easterly Government Properties, Inc. REIT	336	6,041
EastGroup Properties, Inc. REIT	79	8,347
Essential Properties Realty Trust, Inc. REIT	278	4,718
Farmland Partners, Inc. REIT	238	1,223
First Industrial Realty Trust, Inc. REIT	215	7,207
Forestar Group, Inc.*	64	1,086
Four Corners Property Trust, Inc. REIT	432	11,832
Franklin Street Properties Corp. REIT	576	4,170
FRP Holdings, Inc.*	199	10,199
GEO Group, Inc. REIT	464	10,542
Getty Realty Corp. REIT	379	12,488
Gladstone Commercial Corp. REIT	381	7,864
Gladstone Land Corp. REIT	202	2,468
Global Medical REIT, Inc. REIT	418	4,305
Global Net Lease, Inc. REIT (a)	564	10,062
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	357	8,789
Healthcare Realty Trust, Inc. REIT	124	3,925
Hersha Hospitality Trust REIT (a)	1,064	20,056
HFF, Inc., Class A	282	12,746
Independence Realty Trust, Inc. REIT (a)	1,166	12,080
Industrial Logistics Properties Trust REIT	353	7,364
InfraREIT, Inc. REIT	530	11,315
Innovative Industrial Properties, Inc. REIT	149	11,770
Investors Real Estate Trust REIT (a)	94	5,676
iStar, Inc. REIT (a)	922	8,067
Jernigan Capital, Inc. REIT (a)	320	6,864
Kennedy-Wilson Holdings, Inc. (a)	292	6,068
Kite Realty Group Trust REIT	443	6,973
Lexington Realty Trust REIT	902	8,380
LTC Properties, Inc. REIT	259	11,505
Mack-Cali Realty Corp. REIT	396	8,320
Marcus & Millichap, Inc.*	234	9,037
Maui Land & Pineapple Co., Inc.*	122	1,392
MedEquities Realty Trust, Inc. REIT	503	5,357
Monmouth Real Estate Investment Corp. REIT	597	7,916
National Health Investors, Inc. REIT	100	7,803
National Storage Affiliates Trust REIT	368	10,422
New Senior Investment Group, Inc. REIT	736	3,798
Newmark Group, Inc., Class A	834	7,723
NexPoint Residential Trust, Inc. REIT (a)	433	15,562

See Notes to Financial Statements.	58

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Real Estate (Continued)
NorthStar Realty Europe Corp. REIT	323	$5,795
Office Properties Income Trust REIT	176	5,370
One Liberty Properties, Inc. REIT	409	11,787
Pebblebrook Hotel Trust REIT	104	3,329
Pennsylvania Real Estate Investment Trust REIT (a)	472	2,903
Physicians Realty Trust REIT	281	5,078
Piedmont Office Realty Trust, Inc., Class A REIT (a)	603	12,343
PotlatchDeltic Corp. REIT	190	6,838
Preferred Apartment Communities, Inc., Class A REIT	361	5,502
PS Business Parks, Inc. REIT	45	6,623
QTS Realty Trust, Inc., Class A REIT (a)	92	3,839
RE/MAX Holdings, Inc., Class A (a)	187	7,336
Retail Opportunity Investments Corp. REIT	387	6,645
Rexford Industrial Realty, Inc. REIT	197	6,753
RLJ Lodging Trust REIT	303	5,627
RMR Group, Inc., Class A	129	9,230
RPT Realty REIT (a)	1,009	12,794
Ryman Hospitality Properties, Inc. REIT	125	10,124
Sabra Health Care REIT, Inc. REIT	307	5,563
Safehold, Inc. REIT (a)	119	2,279
Saul Centers, Inc. REIT	81	4,590
Seritage Growth Properties, Class A REIT (a)	88	3,885
Spirit MTA REIT	909	6,681
St Joe Co.*(a)	255	3,963
STAG Industrial, Inc. REIT	178	4,927
Stratus Properties, Inc.*	71	1,725
Summit Hotel Properties, Inc. REIT (a)	811	9,237
Sunstone Hotel Investors, Inc. REIT	434	6,532
Tanger Factory Outlet Centers, Inc. REIT (a)	388	8,377
Tejon Ranch Co.*(a)	192	3,550
Terreno Realty Corp. REIT	237	9,693
Tier REIT, Inc. REIT	430	10,427
UMH Properties, Inc. REIT	437	5,978
Universal Health Realty Income Trust REIT	147	10,947
Urban Edge Properties REIT (a)	259	5,030
Urstadt Biddle Properties, Inc., Class A REIT	533	11,150
Washington Prime Group, Inc. REIT (a)	3,087	17,843
Washington Real Estate Investment Trust REIT	239	6,331
Whitestone REIT	650	8,456
Xenia Hotels & Resorts, Inc. REIT	462	9,023

		816,947

Utilities — 2.8%
ALLETE, Inc.	82	6,646
American States Water Co. (a)	172	12,234
AquaVenture Holdings, Ltd*	90	1,991
Artesian Resources Corp., Class A	204	8,005
Atlantic Power Corp.*	2,603	7,002

	Number of Shares	Value
Utilities (Continued)
Avista Corp.	141	$5,698
Black Hills Corp. (a)	121	8,589
California Water Service Group	244	12,693
Chesapeake Utilities Corp.	139	12,511
Clearway Energy, Inc., Class A	590	8,708
Clearway Energy, Inc., Class C	523	7,840
Connecticut Water Service, Inc. (a)	142	9,525
Consolidated Water Co. Ltd.	516	6,816
El Paso Electric Co.	179	9,630
Global Water Resources, Inc.	159	1,512
IDACORP, Inc.	59	5,806
MGE Energy, Inc.	137	8,757
Middlesex Water Co.	217	12,775
New Jersey Resources Corp. (a)	287	13,891
Northwest Natural Holding Co.	183	11,752
NorthWestern Corp.	142	9,733
ONE Gas, Inc.	70	6,052
Ormat Technologies, Inc. (a)	56	3,126
Otter Tail Corp.	280	14,078
Pattern Energy Group, Inc., Class A (a)	193	4,026
PNM Resources, Inc.	173	7,557
Portland General Electric Co.	158	7,922
Pure Cycle Corp.*	425	4,310
RGC Resources, Inc.	126	3,473
SJW Group	182	11,133
South Jersey Industries, Inc.	225	6,514
Southwest Gas Holdings, Inc.	91	7,457
Spark Energy, Inc., Class A	173	1,728
Spire, Inc.	89	7,059
Unitil Corp.	312	17,132
York Water Co. (a)	167	6,087

		289,768

TOTAL COMMON STOCKS (Cost $9,257,012)		10,162,597

RIGHTS — 0.0%

Financials — 0.0%
New Star Financial, Inc. CVR*(b)	509	275

Materials — 0.0%
A Schulman, Inc. CVR*(b)	392	169

TOTAL RIGHTS (Cost $571)		444

EXCHANGE-TRADED FUNDS — 0.3%
iShares Edge MSCI Multifactor USA Small-Cap ETF	400	16,512
Vanguard Small-Cap ETF	100	15,461

TOTAL EXCHANGE-TRADED FUNDS (Cost $31,865)		31,973

SECURITIES LENDING COLLATERAL — 2.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 2.31% (c)(d) (Cost $226,111)	226,111	226,111

See Notes to Financial Statements.	59

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series “Institutional Shares” , 2.38% (c) (Cost $74,530)	74,530	$74,530

TOTAL INVESTMENTS — 102.1% (Cost $9,590,089)		$10,495,655
Other assets and liabilities, net — (2.1%)		(215,098)

NET ASSETS — 100.0%		$10,280,557

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
SECURITIES LENDING COLLATERAL — 2.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 2.31% (c)(d)
311,072	—	(84,961	)(e)	—	—	2,193	—	226,111	226,111

CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series “Institutional Shares” , 2.38% (c)
—	438,415	(363,885)		—	—	659	—	74,530	74,530

311,072	438,415	(448,846)		—	—	2,852	—	300,641	300,641

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2019 amounted to $2,598,225, which is 25.3% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $2,435,042.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2019.

CVR:	Contingent Value Rights
REIT:	Real Estate Investment Trust

At February 28, 2019, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
E-Mini Russell 2000	USD	1	$67,385	$78,775	3/15/2019	$11,390

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	60

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 2000 Comprehensive Factor ETF (Continued)

February 28, 2019 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$10,162,597	$—	$—	$10,162,597
Rights (f)	—	—	444	444
Exchange-Traded Funds	31,973	—	—	31,973
Short-Term Investments (f)	300,641	—	—	300,641
Derivatives (g)
Futures Contracts	11,390	—	—	11,390

TOTAL	$10,506,601	$—	$444	$10,507,045

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	61

DBX ETF Trust

Statements of Assets and Liabilities

February 28, 2019 (Unaudited)

	Xtrackers FTSE Developed ex US Comprehensive Factor ETF	Xtrackers FTSE Emerging Comprehensive Factor ETF	Xtrackers Russell 1000 Comprehensive Factor ETF	Xtrackers Russell 1000 US QARP ETF
Assets
Investment in non-affiliated securities at value	$82,060,719	$6,203,677	$194,991,245	$125,394,430
Investment in affiliated securities at value	18,839	—	—	—
Investment in DWS Government Money Market Series	11,096	1,671	358,657	260,348
Investment in DWS Government & Agency Securities Portfolio*	890,630	179,047	161,960	111,047
Foreign currency at value	116,760	5,308	—	—
Deposit with broker for futures contracts	9,000	—	14,200	18,000
Receivables:
Dividends	158,795	8,893	332,405	264,138
Securities lending income	385	44	1,911	396
Foreign tax reclaim	9,731	535	—	—

Total Assets	$83,275,955	$6,399,175	$195,860,378	$126,048,359

Liabilities
Payable upon return of securities loaned	$890,630	$179,047	$161,960	$111,047
Payables:
Investment securities purchased	38,461	—	—	—
Investment advisory fees	20,434	2,385	24,348	16,015
Variation margin on futures contracts	430	—	1,330	1,560

Total Liabilities	949,955	181,432	187,638	128,622

Net Assets, at value	$82,326,000	$6,217,743	$195,672,740	$125,919,737

Net Assets Consist of
Paid-in capital	$84,745,447	$6,407,649	$190,657,389	$122,093,751
Distributable earnings (loss)	(2,419,447)	(189,906)	5,015,351	3,825,986

Net Assets, at value	$82,326,000	$6,217,743	$195,672,740	$125,919,737

Number of Common Shares outstanding	3,000,001	250,001	6,050,001	4,800,001

Net Asset Value	$27.44	$24.87	$32.34	$26.23

Investment in non-affiliated securities at cost	$83,068,922	$6,090,302	$179,361,543	$121,358,663

Investment in affiliated securities at cost	$16,544	$—	$—	$—

Value of securities loaned	$1,165,922	$167,536	$21,477,775	$6,671,667

Investment in DWS Government Money Market Series at cost	$11,096	$1,671	$358,657	$260,348

Investment in DWS Government & Agency Securities Portfolio at cost*	$890,630	$179,047	$161,960	$111,047

Non-cash collateral for securities on loan	$434,944	$32,748	$21,848,170	$6,714,482

Foreign currency at cost	$116,559	$5,304	$—	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	62

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

February 28, 2019 (Unaudited)

Xtrackers Russell 2000 Comprehensive Factor ETF
Assets
Investment in non-affiliated securities at value	$10,195,014
Investment in DWS Government Money Market Series	74,530
Investment in DWS Government & Agency Securities Portfolio*	226,111
Deposit with broker for futures contracts	3,550
Receivables:
Dividends	9,714
Securities lending income	394

Total Assets	$10,509,313

Liabilities
Payable upon return of securities loaned	$226,111
Payables:
Investment advisory fees	2,315
Variation margin on futures contracts	330

Total Liabilities	228,756

Net Assets, at value	$10,280,557

Net Assets Consist of
Paid-in capital	$10,216,042
Distributable earnings (loss)	64,515

Net Assets, at value	$10,280,557

Number of Common Shares outstanding	300,001

Net Asset Value	$34.27

Investment in non-affiliated securities at cost	$9,289,448

Value of securities loaned	$2,598,225

Investment in DWS Government Money Market Series at cost	$74,530

Investment in DWS Government & Agency Securities Portfolio at cost*	$226,111

Non-cash collateral for securities on loan	$2,435,042

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	63

DBX ETF Trust

Statements of Operations

For the Six Months Ended February 28, 2019 (Unaudited)

	Xtrackers FTSE Developed ex US Comprehensive Factor ETF	Xtrackers FTSE Emerging Comprehensive Factor ETF	Xtrackers Russell 1000 Comprehensive Factor ETF	Xtrackers Russell 1000 US QARP ETF
Investment Income
Unaffiliated dividend income*	$658,238	$66,922	$1,618,332	$824,279
Income distributions from affiliated funds	543	25	9,078	895
Unaffiliated non-cash dividend income	60,348	—	—	—
Affiliated securities lending income	2,773	215	3,510	1,170
Unaffiliated securities lending income, net of borrower rebates	—	—	4,957	121

Total investment income	721,902	67,162	1,635,877	826,465

Expenses
Investment advisory fees	108,223	15,061	138,396	71,634
Other expenses	57	57	57	30

Total expenses	108,280	15,118	138,453	71,664
Less fees waived (see note 3):
Waiver	(15)	(2)	(367)	(26)

Net expenses	108,265	15,116	138,086	71,638

Net Investment income (loss)	613,637	52,046	1,497,791	754,827

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,427,755)	(322,583)	(8,783,794)	(15,975)
In-kind redemptions	375,384	—	2,866,750	(83,541)
Futures contracts	(37,597)	(4,285)	(116,060)	—
Foreign currency transactions	(4,326)	(2,475)	—	—

Net realized gain (loss)	(1,094,294)	(329,343)	(6,033,104)	(99,516)
Net change in unrealized appreciation (depreciation) on:
Investments**	(1,230,416)	264,134	(1,154,074)	66,544
Investments in affiliates	2,295	—	—	—
Futures contracts	22,135	3,820	(13,115)	13,518
Foreign currency translations	970	2,106	—	—

Net change in unrealized appreciation (depreciation)	(1,205,016)	270,060	(1,167,189)	80,062

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(2,299,310)	(59,283)	(7,200,293)	(19,454)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,685,673)	$(7,237)	$(5,702,502)	$735,373

* Unaffiliated foreign tax withheld	$65,130	$5,423	$117	$11
** Net of change in deferred foreign taxes	$—	$(3,551)	$—	$—

See Notes to Financial Statements.	64

DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended February 28, 2019 (Unaudited)

Xtrackers Russell 2000 Comprehensive Factor ETF
Investment Income
Unaffiliated dividend income*	$104,060
Income distributions from affiliated funds	659
Affiliated securities lending income	2,193

Total investment income	106,912

Expenses
Investment advisory fees	15,037
Other expenses	57

Total expenses	15,094
Less fees waived (see note 3):
Waiver	(23)

Net expenses	15,071

Net Investment income (loss)	91,841

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(466,323)
Futures contracts	(17,060)
Foreign currency transactions	(3)

Net realized gain (loss)	(483,386)
Net change in unrealized appreciation (depreciation) on:
Investments	(661,402)
Futures contracts	8,445
Foreign currency translations	24

Net change in unrealized appreciation (depreciation)	(652,933)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(1,136,319)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,044,478)

* Unaffiliated foreign tax withheld	$18

See Notes to Financial Statements.	65

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers FTSE Developed ex US Comprehensive Factor ETF		Xtrackers FTSE Emerging Comprehensive Factor ETF
	For the Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018	For the Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$613,637	$1,186,134	$52,046	$228,551
Net realized gain (loss)	(1,094,294)	96,967	(329,343)	837,875
Net change in net unrealized appreciation (depreciation)	(1,205,016)	(463,370)	270,060	(1,468,661)

Net increase (decrease) in net assets resulting from operations	(1,685,673)	819,731	(7,237)	(402,235)

Distributions to Shareholders	(751,764)	(1,119,637)*	(191,501)	(534,323)**

Fund Shares Transactions
Proceeds from shares sold	30,817,665	45,367,454	—	—
Value of shares redeemed	(5,180,664)	(1,436,896)	—	(5,735,711)

Net increase (decrease) in net assets resulting from fund share transactions	25,637,001	43,930,558	—	(5,735,711)

Total net increase (decrease) in Net Assets	23,199,564	43,630,652	(198,738)	(6,672,269)

Net Assets
Beginning of period	59,126,436	15,495,784	6,416,481	13,088,750

End of period	$82,326,000	$59,126,436 ***	$6,217,743	$6,416,481 ***

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,050,001	550,001	250,001	450,001
Shares sold	1,150,000	1,550,000	—	—
Shares redeemed	(200,000)	(50,000)	—	(200,000)

Shares outstanding, end of period	3,000,001	2,050,001	250,001	250,001

*	Includes distributions from net investment income.
**	Includes distributions from net investment income of $342,332 and net realized gains of $191,991.
***	Includes undistributed net investment income of $434,377 and $72,089 respectively.

See Notes to Financial Statements.	66

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Russell 1000 Comprehensive Factor ETF			Xtrackers Russell 1000 US QARP ETF
	For the Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018		For the Six Months Ended February 28, 2019 (Unaudited)	For the Period April 5, 2018(1) to August 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,497,791	$2,300,079		$754,827	$415,425
Net realized gain (loss)	(6,033,104)	7,060,292		(99,516)	27,083
Net change in net unrealized appreciation (depreciation)	(1,167,189)	12,374,293		80,062	3,969,223

Net increase (decrease) in net assets resulting from operations	(5,702,502)	21,734,664		735,373	4,411,731

Distributions to Shareholders	(1,445,495)	(2,163,877	)*	(629,493)	(177,934	)*

Fund Shares Transactions
Proceeds from shares sold	48,776,191	104,881,632		70,338,320	64,987,902
Value of shares redeemed	(17,294,132)	(53,325,864)		(5,938,233)	(7,807,954)

Net increase (decrease) in net assets resulting from fund share transactions	31,482,059	51,555,768		64,400,087	57,179,948

Total net increase (decrease) in Net Assets	24,334,062	71,126,555		64,505,967	61,413,745

Net Assets
Beginning of period	171,338,678	100,212,123		61,413,770	25

End of period	$195,672,740	$171,338,678	**	$125,919,737	$61,413,770	**

Changes in Shares Outstanding
Shares outstanding, beginning of period	5,050,001	3,400,001		2,250,001	1
Shares sold	1,550,000	3,300,000		2,800,000	2,550,000
Shares redeemed	(550,000)	(1,650,000)		(250,000)	(300,000)

Shares outstanding, end of period	6,050,001	5,050,001		4,800,001	2,250,001

(1)	Commencement of Operations.
*	Includes distributions from net investment income.
**	Includes undistributed net investment income of $471,966 and $237,491 respectively.

See Notes to Financial Statements.	67

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Russell 2000 Comprehensive Factor ETF
	For the Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$91,841	$136,931
Net realized gain (loss)	(483,386)	684,775
Net change in net unrealized appreciation (depreciation)	(652,933)	1,083,245

Net increase (decrease) in net assets resulting from operations	(1,044,478)	1,904,951

Distributions to Shareholders	(95,400)	(222,095	)*

Fund Shares Transactions
Proceeds from shares sold	—	10,288,658
Value of shares redeemed	—	(5,225,663)

Net increase (decrease) in net assets resulting from fund share transactions	—	5,062,995

Total net increase (decrease) in Net Assets	(1,139,878)	6,745,851

Net Assets
Beginning of period	11,420,435	4,674,584

End of period	$10,280,557	$11,420,435	**

Changes in Shares Outstanding
Shares outstanding, beginning of period	300,001	150,001
Shares sold	—	300,000
Shares redeemed	—	(150,000)

Shares outstanding, end of period	300,001	300,001

*	Includes distributions from net investment income of $115,343 and net realized gains of $106,752.
**	Includes undistributed net investment income of $34,581.

See Notes to Financial Statements.	68

DBX ETF Trust

Financial Highlights

Xtrackers FTSE Developed ex US Comprehensive Factor ETF Selected Per Share Data	For the Six Months Ended 2/28/2019 (Unaudited)		Years Ended August 31,		Period Ended 8/31/2016(a)
			2018	2017
Net Asset Value, beginning of period	$28.84		$28.17	$25.41	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.26		0.77	0.54	0.52
Net realized and unrealized gain (loss)	(1.31)		0.72 (d)	3.19 (d)	0.27

Total from investment operations	(1.05)		1.49	3.73	0.79

Less distributions from:
Net investment income	(0.35)		(0.82)	(0.97)	(0.38)

Total distributions	(0.35)		(0.82)	(0.97)	(0.38)

Net Asset Value, end of period	$27.44		$28.84	$28.17	$25.41

Total Return (%)	(3.66	)(e)**	5.32	15.16	3.21	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	82		59	15	3
Ratio of expenses before fee waiver (%)	0.35	*	0.35	0.35	0.36	*
Ratio of expenses after fee waiver (%)	0.35	*	0.35	0.35	0.36	*
Ratio of net investment income (loss) (%)	1.98	*	2.62	2.10	2.77	*
Portfolio turnover rate (%)(f)	27	**	45	45	35	**

Xtrackers FTSE Emerging Comprehensive Factor ETF Selected Per Share Data	For the Six Months Ended 2/28/2019 (Unaudited)		Years Ended August 31,		Period Ended 8/31/2016(b)
			2018	2017
Net Asset Value, beginning of period	$25.67		$29.09	$25.73	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.21		0.82	0.88	0.38
Net realized and unrealized gain (loss)	(0.25)		(2.46)	3.27	0.41

Total from investment operations	(0.04)		(1.64)	4.15	0.79

Less distributions from:
Net investment income	(0.32)		(1.01)	(0.61)	(0.06)
Net realized gains	(0.44)		(0.77)	(0.18)	—

Total distributions	(0.76)		(1.78)	(0.79)	(0.06)

Net Asset Value, end of period	$24.87		$25.67	$29.09	$25.73

Total Return (%)	(0.03	)(e)**	(5.89)	16.56	3.16	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	6		6	13	3
Ratio of expenses before fee waiver (%)	0.50	*	0.50	0.50	0.50	*
Ratio of expenses after fee waiver (%)	0.50	*	0.50	0.50	0.50	*
Ratio of net investment income (loss) (%)	1.73	*	2.90	3.28	4.14	*
Portfolio turnover rate (%)(f)	28	**	74	48	1	**

(a)	For the period November 24, 2015 (commencement of operations) through August 31, 2016.
(b)	For the period April 19, 2016 (commencement of operations) through August 31, 2016.
(c)	Based on average shares outstanding during the period.
(d)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(e)	Total return would have been lower if certain expenses had not been reimbursed by the Advisor.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	69

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Russell 1000 Comprehensive Factor ETF Selected Per Share Data	For the Six Months Ended 2/28/2019 (Unaudited)		Years Ended August 31,			Period Ended 8/31/2016(a)
			2018		2017
Net Asset Value, beginning of period	$33.93		$29.47		$26.76	$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.29		0.52		0.51	0.40
Net realized and unrealized gain (loss)	(1.60)		4.44		2.85	1.60

Total from investment operations	(1.31)		4.96		3.36	2.00

Less distributions from:
Net investment income	(0.28)		(0.50)		(0.65)	(0.24)

Total distributions	(0.28)		(0.50)		(0.65)	(0.24)

Net Asset Value, end of period	$32.34		$33.93		$29.47	$26.76

Total Return (%)	(3.82	)(d)**	16.97	(d)	12.75 (d)	8.06	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	196		171		100	21
Ratio of expenses before fee waiver (%)	0.17	*	0.19		0.23	0.25	*
Ratio of expenses after fee waiver (%)	0.17	*	0.18		0.21	0.25	*
Ratio of net investment income (loss) (%)	1.84	*	1.62		1.83	2.01	*
Portfolio turnover rate (%)(e)	20	**	45		67	64	**

Xtrackers Russell 1000 US QARP ETF Selected Per Share Data	For the Six Months Ended 2/28/2019 (Unaudited)		Period Ended 8/31/2018(b)
Net Asset Value, beginning of period	$27.29		$25.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.25		0.21
Net realized and unrealized gain (loss)	(1.07)		2.16

Total from investment operations	(0.82)		2.37

Less distributions from:
Net investment income	(0.24)		(0.08)

Total distributions	(0.24)		(0.08)

Net Asset Value, end of period	$26.23		$27.29

Total Return (%)	(2.95	)(d)**	9.52	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	126		61
Ratio of expenses before fee waiver (%)	0.19	*	0.19	*
Ratio of expenses after fee waiver (%)	0.19	*	0.19	*
Ratio of net investment income (loss) (%)	2.00	*	2.00	*
Portfolio turnover rate (%)(e)	1	**	26	**

(a)	For the period November 24, 2015 (commencement of operations) through August 31, 2016.
(b)	For the period April 5, 2018 (commencement of operations) through August 31, 2018.
(c)	Based on average shares outstanding during the period.
(d)	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	70

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Russell 2000 Comprehensive Factor ETF Selected Per Share Data	For the Six Months Ended 2/28/2019 (Unaudited)		Years Ended August 31,		Period Ended 8/31/2016(a)
			2018	2017
Net Asset Value, beginning of period	$38.07		$31.16	$27.82	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.31		0.49	0.46	0.09
Net realized and unrealized gain (loss)	(3.79)		7.23	3.35	2.73

Total from investment operations	(3.48)		7.72	3.81	2.82

Less distributions from:
Net investment income	(0.32)		(0.45)	(0.46)	—
Net realized gains	—		(0.36)	(0.01)	—

Total distributions	(0.32)		(0.81)	(0.47)	—

Net Asset Value, end of period	$34.27		$38.07	$31.16	$27.82

Total Return (%)	(9.10	)(c)**	25.08	13.72	11.28	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	10		11	5	3
Ratio of expenses before fee waiver (%)	0.30	*	0.30	0.30	0.30	*
Ratio of expenses after fee waiver (%)	0.30	*	0.30	0.30	0.30	*
Ratio of net investment income (loss) (%)	1.83	*	1.42	1.51	1.79	*
Portfolio turnover rate (%)(d)	20	**	60	53	2	**

(a)	For the period June 28, 2016 (commencement of operations) through August 31, 2016.
(b)	Based on average shares outstanding during the period.
(c)	Total return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	71

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of February 28, 2019, the Trust consists of thirty-eight investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers FTSE Developed ex US Comprehensive Factor ETF

Xtrackers FTSE Emerging Comprehensive Factor ETF

Xtrackers Russell 1000 Comprehensive Factor ETF

Xtrackers Russell 1000 US QARP ETF

Xtrackers Russell 2000 Comprehensive Factor ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	FTSE Developed ex US Comprehensive Factor Index
Xtrackers FTSE Emerging Comprehensive Factor ETF Xtrackers Russell 1000 Comprehensive Factor ETF Xtrackers Russell 1000 US QARP ETF Xtrackers Russell 2000 Comprehensive Factor ETF	FTSE Emerging Comprehensive Factor Index Russell 1000 Comprehensive Factor Index Russell 1000 2Qual/Val 5% Capped Factor Index Russell 2000 Comprehensive Factor Index

The FTSE Developed ex US Comprehensive Factor Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States). The Underlying Index is rebalanced semiannually in March and September after the close of business on the third Friday of the review month.

The FTSE Emerging Comprehensive Factor Index is designed to track the equity market performance of companies in emerging market countries selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Emerging Index, which is comprised of large- and mid-cap equity securities from emerging markets. The Underlying Index is rebalanced semiannually in March and September after the close of business on the third Friday of the review month.

The Russell 1000 Comprehensive Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced semiannually in June and December after the close of business on the third Friday of the review month.

The Russell 1000 2Qual/Val 5% Capped Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which

72

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Notes to Financial Statements (Unaudited) (Continued)

is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced annually in June after the close of business on the third Friday of the review month. Upon a rebalancing, no issuer in the Underlying Index may represent more than 5% of the Underlying Index. In the event an issuer represents more than 5% of the Underlying Index at a rebalancing, such amount in excess of 5% shall be reallocated pro-rata to the other issuers in the Underlying Index.

The Russell 2000 Comprehensive Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 2000 Index, which is comprised of small-cap equity securities from issuers in the United States. The Underlying Index is rebalanced semiannually in June and December after the close of business on the third Friday of the review month.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund, except Xtrackers FTSE Developed ex US Comprehensive Factor ETF and Xtrackers Russell 1000 Comprehensive Factor ETF, is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Funds adopted the amendments with the impacts being that the Funds are no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are

73

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Notes to Financial Statements (Unaudited) (Continued)

reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

74

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended August 31, 2018, the Funds did not incur any interest or penalties.

At August 31, 2018, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$165,066	$15,877	$180,943
Xtrackers Russell 1000 Comprehensive Factor ETF	778,819	—	778,819
Xtrackers Russell 2000 Comprehensive Factor ETF	85,257	8,642	93,899

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the period ended August 31, 2018, the Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

Post-October Losses on Capital
Xtrackers Russell 1000 Comprehensive Factor ETF	$2,857,587
Xtrackers Russell 1000 US QARP ETF	342,023
Xtrackers Russell 2000 Comprehensive Factor ETF	228,622

As of August 31, 2018, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$59,345,118	$(234,948)	$3,302,210	$(3,537,158)
Xtrackers FTSE Emerging Comprehensive Factor ETF	6,615,750	(168,038)	615,117	(783,155)
Xtrackers Russell 1000 Comprehensive Factor ETF	153,937,903	15,327,788	18,097,094	(2,769,306)
Xtrackers Russell 1000 US QARP ETF	57,442,816	3,824,638	5,006,729	(1,182,091)
Xtrackers Russell 2000 Comprehensive Factor ETF	10,144,943	1,492,357	1,730,369	(238,012)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Foreign taxes payable as of February 28, 2019, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at year end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

75

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Notes to Financial Statements (Unaudited) (Continued)

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended February 28, 2019, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of February 28, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of February 28, 2019, the Funds listed below had securities on loan, which were classified as Common Stocks in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of February 28, 2019

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers FTSE Developed ex US Comprehensive Factor ETF
Common Stocks	$890,630	$—	$32,332	$402,612	$1,325,574

Gross amount of recognized liabilities for securities lending transactions					$1,325,574
Xtrackers FTSE Emerging Comprehensive Factor ETF
Common Stocks	$179,047	$107	$79	$32,562	$211,795

Gross amount of recognized liabilities for securities lending transactions					$211,795
Xtrackers Russell 1000 Comprehensive Factor ETF
Common Stocks	$161,960	$151,145	$294,232	$21,402,793	$22,010,130

Gross amount of recognized liabilities for securities lending transactions					$22,010,130
Xtrackers Russell 1000 US QARP ETF
Common Stocks	$111,047	$77,379	$142,129	$6,494,974	$6,825,529

Gross amount of recognized liabilities for securities lending transactions					$6,825,529
Xtrackers Russell 2000 Comprehensive Factor ETF
Common Stocks	$226,111	$19,675	$36,239	$2,379,128	$2,661,153

Gross amount of recognized liabilities for securities lending transactions					$2,661,153

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Notes to Financial Statements (Unaudited) (Continued)

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended February 28, 2019, Xtrackers FTSE Developed ex US Comprehensive Factor ETF, Xtrackers FTSE Emerging Comprehensive Factor ETF, Xtrackers Russell 1000 Comprehensive Factor ETF, Xtrackers Russell 1000 US QARP ETF and Xtrackers Russell 2000 Comprehensive Factor ETF utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of February 28, 2019 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of February 28, 2019 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers FTSE Developed ex US Comprehensive Factor ETF

Equity contracts	Unrealized appreciation on futures contracts*	$19,990	Unrealized depreciation on futures contracts*	$—
Xtrackers Russell 1000 Comprehensive Factor ETF

Equity contracts	Unrealized appreciation on futures contracts*	$39,988	Unrealized depreciation on futures contracts*	$—
Xtrackers Russell 1000 US QARP ETF

Equity contracts	Unrealized appreciation on futures contracts*	$13,518	Unrealized depreciation on futures contracts*	$—
Xtrackers Russell 2000 Comprehensive Factor ETF

Equity contracts	Unrealized appreciation on futures contracts*	$11,390	Unrealized depreciation on futures contracts*	$—

*

Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

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Notes to Financial Statements (Unaudited) (Continued)

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended February 28, 2019 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$(37,597)
Xtrackers FTSE Emerging Comprehensive Factor ETF	(4,285)
Xtrackers Russell 1000 Comprehensive Factor ETF	(116,060)
Xtrackers Russell 2000 Comprehensive Factor ETF	(17,060)

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$22,135
Xtrackers FTSE Emerging Comprehensive Factor ETF	3,820
Xtrackers Russell 1000 Comprehensive Factor ETF	(13,115)
Xtrackers Russell 1000 US QARP ETF	13,518
Xtrackers Russell 2000 Comprehensive Factor ETF	8,445

For the period ended February 28, 2019 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$213,596
Xtrackers FTSE Emerging Comprehensive Factor ETF	7,535
Xtrackers Russell 1000 Comprehensive Factor ETF	1,020,630
Xtrackers Russell 1000 US QARP ETF	78,990
Xtrackers Russell 2000 Comprehensive Factor ETF	77,947

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary management fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	0.35%
Xtrackers FTSE Emerging Comprehensive Factor ETF	0.50%

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Notes to Financial Statements (Unaudited) (Continued)

Unitary Management Fee
Xtrackers Russell 1000 Comprehensive Factor ETF	0.17%
Xtrackers Russell 1000 US QARP ETF	0.19%
Xtrackers Russell 2000 Comprehensive Factor ETF	0.30%

The Advisor for the Funds below has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the period ended February 28, 2019, the Advisor waived expenses of the Fund’s as follows:

Expenses Waived
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$15
Xtrackers FTSE Emerging Comprehensive Factor ETF	2
Xtrackers Russell 1000 Comprehensive Factor ETF	367
Xtrackers Russell 1000 US QARP ETF	26
Xtrackers Russell 2000 Comprehensive Factor ETF	23

Effective March 5, 2019, the Advisor for Xtrackers FTSE Developed ex US Comprehensive Factor ETF has contractually agreed, until March 5, 2020, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.24% of the Fund’s average daily net assets.

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended February 28, 2019, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$18,625,054	$17,336,781
Xtrackers FTSE Emerging Comprehensive Factor ETF	1,733,387	1,824,901
Xtrackers Russell 1000 Comprehensive Factor ETF	34,987,114	33,648,277
Xtrackers Russell 1000 US QARP ETF	513,422	742,655
Xtrackers Russell 2000 Comprehensive Factor ETF	2,025,107	2,023,207

For the period ended February 28, 2019, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$29,201,704	$5,020,014
Xtrackers Russell 1000 Comprehensive Factor ETF	48,724,541	17,171,682
Xtrackers Russell 1000 US QARP ETF	70,330,901	5,937,790

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Notes to Financial Statements (Unaudited) (Continued)

5. Fund Share Transactions

As of February 28, 2019, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in Emerging Markets

The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers FTSE Emerging Comprehensive Factor ETF and certain other funds managed by the Advisor to borrow up to $105 million. The Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain the Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. The Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amount listed below or 33 percent of its net assets as permitted by the Act. The Fund had no outstanding loans at February 28, 2019.

Pro-rata Share
Xtrackers FTSE Emerging Comprehensive Factor ETF	$525,000

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DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers FTSE Developed ex US Comprehensive Factor ETF, Xtrackers FTSE Emerging Comprehensive Factor ETF, Xtrackers Russell 1000 Comprehensive Factor ETF, Xtrackers Russell 1000 US QARP ETF, and Xtrackers Russell 2000 Comprehensive Factor ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 11-12, 2019 (the “Meeting”), the Trustees, including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers FTSE Developed ex US Comprehensive Factor ETF, Xtrackers FTSE Emerging Comprehensive Factor ETF, Xtrackers Russell 1000 Comprehensive Factor ETF, Xtrackers Russell 1000 US QARP ETF, and Xtrackers Russell 2000 Comprehensive Factor ETF (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the agreement’s terms and also took into consideration the discussions they had with management during the Meeting and among themselves during their Executive Sessions held on February 11 and February 12, 2019. The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its Deutsche Bank affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in

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Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds. The Trustees took into consideration that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee to that of other pertinent exchange-traded funds (“ETFs”) and noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board agreed that it was familiar with the Advisor’s methodology for selecting each Fund’s peer group and believed that the Funds’ peer groups were appropriate. The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain specified exceptions). The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale.    The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q or Form N-PORT (available for filings after March 31, 2019). Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e.,at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

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DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. With respect to DEEF and DEMG, foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Further, with respect to DEMG only, emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Funds concentrating in a single industry (or groups of industries), country or in a limited geographic region to the extent the Underlying Indexes are so concentrated, generally are more volatile than more diversified funds. Additionally, with respect to DESC only, small company stocks tend to be more volatile and less liquid than medium-sized or large company stocks. Because the Funds seek to provide exposure to stocks based on the following multifactors — value, momentum, quality, low volatility and size — it is expected, exposure to such investment factors will detract from performance in some market environments, as more fully explained in the Funds’ prospectus. These funds are non-diversified and can take larger positions in fewer issues, increasing their potential risk. Performance of a Fund may diverge from that of its Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that Fund. Please read the prospectus for more information.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or Deutsche Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

The Funds are not in any way sponsored, endorsed, sold or promoted by the London Stock Exchange Group companies, which include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”) and FTSE TX Global Debt Capital Markets Inc (“FTSE TMX”) (together “LSEG”). LSEG makes no claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of each Fund’s Index, (ii) the figure at which each Fund’s Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of each Fund’s Index for the purpose to which it is being put in connection with each Fund. LSEG has not provided nor will it provide any financial or investment advice or recommendation in relation to each Fund’s Index, to the advisor or to its clients. Each Fund’s Index is calculated by FTSE, Russell, or its agent. LSEG shall not be (a) liable (whether in negligence or otherwise) to any person for any error in each Fund’s Index or (b) under any obligation to advise any person of any error therein.

All rights in each Fund’s Index vest in FTSE. FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell”, and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license.

Copyright © 2019 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Avenue New York, NY 10154	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-045855-4 (4/19) DBX003833 (4/20)

February 28, 2019

Semi-Annual Report

DBX ETF Trust

Xtrackers Barclays International Corporate Bond Hedged ETF (IFIX)

Xtrackers Barclays International Treasury Bond Hedged ETF (IGVT)

Xtrackers High Beta High Yield Bond ETF (HYUP)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report on our ETFs tracking the fixed income market for the period ended February 28, 2019.

Global economic activity moderated to its long-term trend during the reporting period, led by a relatively strong U.S., but weakened activity in Europe, China and Japan. Despite previous rate hikes and a weaker global backdrop, the U.S. economy remained on a solid footing backed by strong employment, a patient Federal Reserve Board (FRB) and potential relief around U.S.-China trade tensions. Meanwhile, Eurozone growth slowed, undermined by Germany’s poor manufacturing Purchasing Managers’ Index, auto manufacturing contraction, and civil unrest in France. The region is also prone to a no-deal Brexit becoming more likely given the region’s sizeable trade surplus with the U.K. Emerging-market (EM) capital flows were affected by tighter USD funding conditions, while uncertainty on trade talks and country-specific risks added to the woes.

Global equity markets posted positive performance during the reporting period, recovering from losses due to the deep sell-off late in 2018. U.S. equities have also been more resilient than other markets due to tightening liquidity conditions and trade frictions. With the progress on trade talks and resolution of the U.S. government shutdown already baked in, the focus will turn increasingly towards economic growth prospects and their impact on corporate earnings. Meanwhile, major central banks are moving towards a dovish stance owing to the backdrop of rising macro-economic challenges. The FRB raised its key interest rate by .25% and kept the rate unchanged at its December and January meetings, respectively. Although the dot plot was left unchanged this year, the FRB highlighted its data-dependency and caution in terms of further rate hikes. U.S. government debt yields experienced a decline as global growth fears continued to weigh on equity markets and buoyed safe-haven assets.

Although the Eurozone faced headwinds from weak economics and unsettled politics, the economy is likely to improve from strengthening labor markets and the continued accommodative monetary stance. The European Central Bank (ECB) announced the end of net asset purchases and focused its attention on quantitative easing reinvestments. The ECB also signaled keeping its rate low at least through the end of 2019 and revised its growth forecast slightly downward. In addition, European equities trailed the global and U.S. benchmarks due to weaker earnings in Europe relative to the rest of the world. On the other hand, political uncertainty, and concerns over Italian banks, continued to weigh on sovereign spreads. Elsewhere, the Bank of Japan decided to stand pat on monetary policy, to maintain its yield curve control policy and purchase of assets other than long-term Japanese government bonds. The Bank of England decided to stand down on any policy changes towards the end of the period due to uncertainty around an amicable Brexit.

Global risk appetite remains soft as the market frets about slowing growth and U.S.-China trade turbulence. However, favorable employment rates, some acceleration in wage growth, along with fiscal easing should instill confidence in central banks to tighten policy further. That said, we feel major central banks’ aggregate balance sheets will shrink in 2019, marking a significant shift from quantitative easing to quantitative tightening, which could push yields higher. Given this economic backdrop of a rising rate environment, hedging interest rate exposure would play a significant role in managing investments in fixed income markets.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Barclays International Corporate Bond Hedged ETF (IFIX)

The Xtrackers Barclays International Corporate Bond Hedged ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Barclays Global Aggregate Corporate Ex USD Bond Index (USD Hedged) (the “Underlying Index”). The Underlying Index is designed to track the performance of investment grade corporate debt publicly issued in developed and emerging markets (excluding all securities denominated in U.S. dollars) in the industrial, utility and financial sectors while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Quality* as of 2/28/19

Description	% of Market Value
AAA	2.3%
AA	22.4%
A	32.3%
BBB	43.0%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of 2/28/19

Netherlands	19.2%
United Kingdom	16.0%
United States	15.8%
France	13.5%
Canada	9.3%
Germany	6.2%
Australia	4.2%
Japan	4.0%
Italy	3.8%
Spain	2.4%
Other	5.6%

Total	100.0%

Sector Diversification* as of 2/28/19

Financial	40.6%
Consumer, Non-cyclical	14.2%
Consumer, Cyclical	9.4%
Utilities	8.6%
Industrial	8.0%
Communications	8.0%
Energy	4.9%
Technology	3.0%
Basic Materials	2.9%
Government	0.4%

Total	100.0%

Modified duration as of 2/28/19: 5.5 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments excluding cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 9.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Barclays International Treasury Bond Hedged ETF (IGVT)

The Xtrackers Barclays International Treasury Bond Hedged ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Barclays Global Aggregate Treasury Ex USD Issuer Diversified Bond Index (USD Hedged) (the “Underlying Index”). The Underlying Index is designed to track the performance of investment grade sovereign debt publicly issued in the developed and emerging markets and denominated in the issuer’s own domestic currency (excluding all securities denominated in U.S. dollars) while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. It is not possible to invest directly into an index.

Quality* as of 2/28/19

Description	% of Market Value
AAA	20.9%
AA	28.3%
A	37.6%
BBB	13.1%
BB	0.1%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of 2/28/19

Japan	24.2%
France	7.0%
United Kingdom	7.0%
Italy	6.2%
Germany	4.7%
Spain	4.6%
Belgium	4.5%
South Korea	4.4%
Australia	4.3%
Canada	4.3%
Netherlands	4.2%
Austria	2.9%
Other	21.7%

Total	100.0%

Modified duration as of 2/28/19: 8.2 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments excluding cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 14.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers High Beta High Yield Bond ETF (HYUP)

The Xtrackers High Beta High Yield Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market High Beta Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market. It is not possible to invest directly into an index.

Quality* as of 2/28/19

Description	% of Market Value
BBB	3.5%
BB	38.8%
B	45.5%
CCC	11.9%
CC	0.3%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of 2/28/19

United States	79.8%
Luxembourg	5.6%
Canada	4.0%
Netherlands	2.5%
Other	8.1%

Total	100.0%

Sector Diversification* as of 2/28/19

Communications	26.3%
Consumer, Non-cyclical	19.9%
Consumer, Cyclical	12.2%
Energy	11.6%
Financial	9.7%
Industrial	8.0%
Technology	5.4%
Basic Materials	4.5%
Utilities	2.3%
Diversified	0.1%

Total	100.0%

Modified duration as of 2/28/19: 4.5 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 21.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

The Xtrackers Low Beta High Yield Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Low Beta Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market. It is not possible to invest directly into an index.

Quality* as of 2/28/19

Description	% of Market Value
BBB	13.8%
BB	76.1%
B	10.1%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of 2/28/19

United States	91.0%
Canada	2.9%
Other	6.1%

Total	100.0%

Sector Diversification* as of 2/28/19

Communications	20.6%
Consumer, Non-cyclical	16.9%
Energy	15.9%
Consumer, Cyclical	13.4%
Industrial	10.5%
Financial	9.0%
Technology	5.5%
Basic Materials	4.7%
Utilities	3.5%

Total	100.0%

Modified duration as of 2/28/19: 4.0 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 32.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

The Xtrackers Short Duration High Yield Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market 0-5 Year Index (the “Underlying Index”). The Underlying Index is designed to track the performance of short-term publicly issued U.S. dollar-denominated below investment grade corporate debt. It is not possible to invest directly into an index.

Quality* as of 2/28/19

Description	% of Market Value
BBB	8.8%
BB	53.8%
B	29.8%
CCC	7.0%
CC	0.6%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of 2/28/19

United States	85.2%
Luxembourg	3.7%
Canada	3.2%
Ireland	2.3%
United Kingdom	2.2%
Other	3.4%

Total	100.0%

Sector Diversification* as of 2/28/19

Communications	22.1%
Consumer, Non-cyclical	18.9%
Energy	13.3%
Consumer, Cyclical	12.2%
Financial	10.4%
Industrial	9.5%
Technology	6.2%
Basic Materials	5.8%
Utilities	1.6%

Total	100.0%

Modified duration as of 2/28/19: 2.7 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 41.

6

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

The Xtrackers USD High Yield Corporate Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. It is not possible to invest directly into an index.

Quality* as of 2/28/19

Description	% of Market Value
BBB	8.5%
BB	55.6%
B	29.5%
CCC	6.2%
C	0.2%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of 2/28/19

United States	85.2%
Canada	3.5%
Luxembourg	3.3%
Other	8.0%

Total	100.0%

Sector Diversification* as of 2/28/19

Communications	23.6%
Consumer, Non-cyclical	18.5%
Energy	13.5%
Consumer, Cyclical	12.7%
Financial	9.5%
Industrial	9.3%
Technology	5.3%
Basic Materials	4.7%
Utilities	2.9%
Diversified	0%

Total	100.0%

Modified duration as of 2/28/19: 4.2 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 50.

7

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2018 to February 28, 2019).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers Barclays International Corporate Bond Hedged ETF
Actual	$1,000.00	$1,020.10	0.30%	$1.50
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	0.30%	$1.51
Xtrackers Barclays International Treasury Bond Hedged ETF
Actual	$1,000.00	$1,029.90	0.25%	$1.26
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	0.25%	$1.25
Xtrackers High Beta High Yield Bond ETF
Actual	$1,000.00	$1,016.90	0.35%	$1.75
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	0.35%	$1.76
Xtrackers Low Beta High Yield Bond ETF
Actual	$1,000.00	$1,030.20	0.25%	$1.26
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	0.25%	$1.25
Xtrackers Short Duration High Yield Bond ETF
Actual	$1,000.00	$1,021.30	0.20%	$1.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	0.20%	$1.00
Xtrackers USD High Yield Corporate Bond ETF
Actual	$1,000.00	$1,023.30	0.20%	$1.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	0.20%	$1.00

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

8

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Corporate Bond Hedged ETF

February 28, 2019 (Unaudited)

		Principal Amount	Value
CORPORATE BONDS — 97.8%

Australia — 4.1%
BHP Billiton Finance Ltd., REGS Series MTN, 3.00%, 3/30/20	AUD	50,000	$35,706
National Australia Bank Ltd., REGS Series GMTN, 1.25%, 5/18/26	EUR	15,000	17,519
QPH Finance Co. Pty Ltd. Series MTN, 5.75%, 7/29/20	AUD	50,000	37,071
Wesfarmers Ltd., REGS Series EMTN, 1.25%, 10/07/21	EUR	100,000	116,959

			207,255

Austria — 1.0%
OMV AG, REGS Series EMTN, 1.00%, 12/14/26	EUR	35,000	39,969
Vienna Insurance Group AG Wiener Versicherung Gruppe, REGS 3.75%, 3/02/46	EUR	10,000	12,068

			52,037

Belgium — 1.7%
Anheuser-Busch InBev SA/NV, REGS Series EMTN, 0.625%, 3/17/20	EUR	35,000	40,076
Series EMTN, 1.75%, 3/07/25	GBP	25,000	31,943
Series EMTN, 2.75%, 3/17/36	EUR	10,000	12,012

			84,031

Canada — 9.2%
407 International, Inc. Series MTN, 2.47%, 9/08/22	CAD	60,000	45,200
Bank of Montreal Series DPNT, 3.19%, 3/01/28	CAD	50,000	38,835
Bank of Nova Scotia Series DPNT, 3.10%, 2/02/28	CAD	50,000	38,552
Bell Canada, Inc., REGS Series MTN, 4.35%, 12/18/45	CAD	15,000	11,326
Brookfield Asset Management, Inc. Series MTN, 3.80%, 3/16/27	CAD	25,000	18,856
Canadian Natural Resources Ltd. Series MTN, 3.42%, 12/01/26	CAD	10,000	7,518
CU, Inc. 4.543%, 10/24/41	CAD	20,000	17,225
Hydro One, Inc. Series MTN, 3.72%, 11/18/47	CAD	20,000	15,064
Inter Pipeline Ltd. Series MTN, 3.173%, 3/24/25	CAD	100,000	74,854
Loblaw Cos. Ltd. Series MTN, 6.50%, 1/22/29	CAD	10,000	9,205
McGill University Series B, 3.975%, 1/29/56	CAD	5,000	4,234
Metro, Inc. Series MTN, 3.20%, 12/01/21	CAD	20,000	15,345
OMERS Realty Corp. Series 9, 3.244%, 10/04/27	CAD	10,000	7,723

		Principal Amount	Value
Canada (Continued)
Royal Bank of Canada Series DPNT, 2.36%, 12/05/22	CAD	35,000	$26,412
Royal Office Finance LP Series A, 5.209%, 11/12/32	CAD	35,999	32,450
Shaw Communications, Inc. 3.80%, 3/01/27	CAD	30,000	23,074
Suncor Energy, Inc. Series MTN, 3.10%, 11/26/21	CAD	10,000	7,676
Toronto-Dominion Bank Series DPNT, 3.226%, 7/24/24	CAD	85,000	66,440

			459,989

France — 13.2%
BNP Paribas SA Series EMTN, 2.875%, 9/26/23	EUR	40,000	50,691
Bouygues SA, REGS 4.25%, 7/22/20	EUR	50,000	60,188
Engie SA, REGS Series EMTN, 5.95%, 3/16/11	EUR	5,000	9,828
Klepierre SA, REGS Series EMTN, 4.625%, 4/14/20	EUR	50,000	59,887
LVMH Moet Hennessy Louis Vuitton SE, REGS Series EMTN, 1.00%, 6/14/22	GBP	10,000	13,066
Series EMTN, 0.75%, 5/26/24	EUR	30,000	34,628
Orange SA, REGS Series EMTN, 3.125%, 1/09/24	EUR	100,000	128,161
PSA Tresorerie GIE 6.00%, 9/19/33	EUR	5,000	7,111
RCI Banque SA, REGS Series EMTN, 1.625%, 5/26/26	EUR	15,000	16,626
Sodexo SA, REGS 0.75%, 4/14/27	EUR	100,000	110,439
Suez, REGS Series EMTN, 5.50%, 7/22/24	EUR	50,000	72,142
Total Capital International SA, REGS Series EMTN, 1.75%, 7/07/25	GBP	10,000	13,300
Total Capital SA, REGS Series EMTN, 5.125%, 3/26/24	EUR	50,000	70,806
Veolia Environnement SA Series EMTN, 6.125%, 11/25/33	EUR	10,000	17,697

			664,570

Germany — 6.0%
BASF SE, REGS Series EMTN, 1.875%, 2/04/21	EUR	50,000	59,018
Series DIP, 1.625%, 11/15/37	EUR	10,000	11,352
Bayer AG, REGS 3.75%, 7/01/74	EUR	35,000	40,598
Commerzbank AG, REGS Series EMTN, 1.50%, 8/28/28	EUR	10,000	11,468
Daimler AG, REGS Series EMTN, 1.375%, 5/11/28	EUR	30,000	33,413
Deutsche Boerse AG, REGS 1.125%, 3/26/28	EUR	10,000	11,745

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Corporate Bond Hedged ETF (Continued)

February 28, 2019 (Unaudited)

		Principal Amount	Value
Germany (Continued)
Deutsche Post AG, REGS Series EMTN, 2.875%, 12/11/24	EUR	15,000	$19,356
Series EMTN, 1.00%, 12/13/27	EUR	15,000	17,013
E.ON SE, REGS Series EMTN, 1.625%, 5/22/29	EUR	10,000	11,486
Henkel AG & Co. KGaA, REGS Series EMTN, 0.049%, 9/13/21	EUR	10,000	11,363
HOCHTIEF AG, REGS Series EMTN, 1.75%, 7/03/25	EUR	15,000	17,585
Infineon Technologies AG, REGS 1.50%, 3/10/22	EUR	25,000	29,404
Merck KGaA, REGS, 3.375%, 12/12/74	EUR	25,000	30,126

			303,927

Ireland — 1.2%
Fresenius Finance Ireland PLC, REGS 3.00%, 1/30/32	EUR	30,000	35,747
GE Capital European Funding Unlimited Co. Series EMTN, 6.025%, 3/01/38	EUR	5,000	7,673
GE Capital UK Funding Unlimited Co. Series EMTN, 6.25%, 5/05/38	GBP	10,000	17,274

			60,694

Italy — 3.7%
Assicurazioni Generali SpA, REGS Series EMTN, 5.125%, 9/16/24	EUR	50,000	68,374
UniCredit SpA, REGS Series EMTN, 3.25%, 1/14/21	EUR	100,000	119,419

			187,793

Japan — 3.6%
Aozora Bank Ltd. Series 615, 0.24%, 1/27/21	JPY	10,000,000	89,973
Shinkin Central Bank Series 323, 0.03%, 10/27/21	JPY	10,000,000	89,684

			179,657

Luxembourg — 1.6%
Hannover Finance Luxembourg SA 5.75%, 9/14/40	EUR	50,000	61,364
HeidelbergCement Finance Luxembourg SA, REGS Series EMTN, 1.75%, 4/24/28	EUR	15,000	16,587

			77,951

Netherlands — 18.9%
ABN AMRO Bank NV, REGS Series EMTN, 0.75%, 6/09/20	EUR	30,000	34,489
Allianz Finance II BV, REGS Series 61, 3.00%, 3/13/28	EUR	100,000	134,990
BMW Finance NV, REGS Series EMTN, 0.75%, 4/15/24	EUR	40,000	45,513

		Principal Amount	Value
Netherlands (Continued)
Cooperatieve Rabobank UA Series GMTN, 5.25%, 5/23/41	GBP	10,000	$19,130
Cooperatieve Rabobank UA, REGS Series EMTN, 4.75%, 6/06/22	EUR	65,000	85,060
Series GMTN, 1.375%, 2/03/27	EUR	15,000	18,052
Deutsche Telekom International Finance BV, REGS Series EMTN, 1.375%, 1/30/27	EUR	20,000	23,085
E.ON International Finance BV Series EMTN, 6.375%, 6/07/32	GBP	15,000	27,005
Enel Finance International NV Series EMTN, 5.25%, 9/29/23	EUR	30,000	41,203
Evonik Finance BV, REGS Series EMTN, 0.75%, 9/07/28	EUR	20,000	21,307
innogy Finance BV, REGS Series EMTN, 1.25%, 10/19/27	EUR	10,000	11,335
Series EMTN, 6.25%, 6/03/30	GBP	15,000	26,015
Series EMTN, 5.75%, 2/14/33	EUR	10,000	16,307
Linde Finance BV, REGS Series EMTN, 1.00%, 4/20/28	EUR	15,000	17,223
Naturgy Finance BV, REGS Series EMTN, 2.875%, 3/11/24	EUR	100,000	126,313
Roche Finance Europe BV, REGS Series EMTN, 0.875%, 2/25/25	EUR	25,000	29,298
Shell International Finance BV, REGS Series EMTN, 0.875%, 8/21/28	CHF	25,000	26,191
Siemens Financieringsmaatschappij NV, REGS Series EMTN, 2.875%, 3/10/28	EUR	50,000	66,523
Telefonica Europe BV, REGS Series EMTN, 5.875%, 2/14/33	EUR	10,000	16,092
Volkswagen Financial Services NV, REGS Series EMTN, 1.75%, 9/12/22	GBP	40,000	51,987
Volkswagen International Finance NV, REGS 4.625%, Perpetual (a)	EUR	50,000	58,730
Vonovia Finance BV, REGS Series DIP, 1.50%, 3/31/25	EUR	45,000	52,092

			947,940

Spain — 2.3%
Banco Santander SA, REGS Series EMTN, 2.50%, 3/18/25	EUR	100,000	116,725

United Kingdom — 15.7%
Barclays Bank PLC, REGS Series EMTN, 6.625%, 3/30/22	EUR	50,000	65,271
BAT International Finance PLC, REGS Series EMTN, 4.00%, 7/07/20	EUR	50,000	59,834

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Corporate Bond Hedged ETF (Continued)

February 28, 2019 (Unaudited)

		Principal Amount	Value
United Kingdom (Continued)
Credit Agricole SA, REGS Series EMTN, 3.125%, 2/05/26	EUR	100,000	$131,285
GlaxoSmithKline Capital PLC Series EMTN, 4.00%, 6/16/25	EUR	25,000	34,186
Heathrow Funding Ltd., REGS 5.225%, 2/15/23	GBP	50,000	74,762
HSBC Bank PLC Series EMTN, 4.75%, 3/24/46	GBP	50,000	77,096
HSBC Bank PLC, REGS Series EMTN, 4.00%, 1/15/21	EUR	50,000	61,069
Lloyds Bank PLC, REGS Series EMTN, 1.00%, 11/19/21	EUR	100,000	115,986
Series EMTN, 7.625%, 4/22/25	GBP	10,000	16,748
Segro PLC 5.75%, 6/20/35	GBP	15,000	26,280
Severn Trent Utilities Finance PLC, REGS 6.25%, 6/07/29	GBP	10,000	17,488
Southern Electric Power Distribution PLC, REGS 5.50%, 6/07/32	GBP	10,000	16,766
THFC Funding No 1 PLC 5.125%, 12/21/35	GBP	25,000	41,783
Vodafone Group PLC, REGS Series EMTN, 5.90%, 11/26/32	GBP	30,000	52,360

			790,914

United States — 15.6%
Apple, Inc. Series EMTN, 1.00%, 11/10/22	EUR	100,000	117,718
AT&T, Inc. 2.75%, 5/19/23	EUR	100,000	122,823
FedEx Corp. 1.625%, 1/11/27	EUR	50,000	57,932
General Electric Co. Series EMTN, 5.25%, 12/07/28	GBP	15,000	22,810
Goldman Sachs Group, Inc., REGS Series EMTN, 1.25%, 5/01/25	EUR	30,000	34,134
Series EMTN, 1.00%, 11/24/25	CHF	5,000	5,031

		Principal Amount	Value
United States (Continued)
Johnson & Johnson 5.50%, 11/06/24	GBP	50,000	$79,952
JPMorgan Chase & Co., REGS Series EMTN, 0.50%, 12/04/23	CHF	5,000	5,118
Kraft Heinz Foods Co., REGS 2.25%, 5/25/28	EUR	100,000	114,170
Prologis LP 1.375%, 10/07/20	EUR	100,000	115,859
Verizon Communications, Inc., REGS Series MTN, 3.50%, 2/17/23	AUD	20,000	14,485
Walmart, Inc. 5.75%, 12/19/30	GBP	50,000	91,674

			781,706

TOTAL CORPORATE BONDS (Cost $4,871,505)			4,915,189

SOVEREIGN BOND — 0.3%

Japan — 0.3%
Japan Government Ten Year Bond Series 345, 0.10%, 12/20/26	JPY	2,000,000	18,285

TOTAL SOVEREIGN BOND (Cost $17,868)			18,285

		Number of Shares
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 2.38% (b) (Cost $14,461)		14,461	14,461

TOTAL INVESTMENTS — 98.4% (Cost $4,903,834)			$4,947,935
Other assets and liabilities, net — 1.6%			79,597

NET ASSETS — 100.0%			$5,027,532

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 2.38% (b)
—	150,530	(136,069)	—	—	173	—	14,461	14,461

(a)	Perpetual, callable security with no stated maturity date.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

DIP:	Debtor In Possession
DPNT:	Deposit Note

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Corporate Bond Hedged ETF (Continued)

February 28, 2019 (Unaudited)

EMTN:	Euro Medium Term Note
GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

As of February 28, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of Nova Scotia	3/5/2019	AUD	124,689	USD	90,951	$2,495	$—
The Bank of Nova Scotia	3/5/2019	CAD	599,670	USD	456,811	1,060	—
The Bank of Nova Scotia	3/5/2019	CAD	9,550	USD	7,277	19	—
The Bank of Nova Scotia	3/5/2019	CHF	36,600	USD	36,988	298	—
The Bank of Nova Scotia	3/5/2019	EUR	2,990,380	USD	3,439,311	36,418	—
The Bank of Nova Scotia	3/5/2019	EUR	1,500	USD	1,725	18	—
The Bank of Nova Scotia	3/5/2019	GBP	554,051	USD	729,851	—	(5,210)
The Bank of Nova Scotia	3/5/2019	JPY	22,020,000	USD	202,766	5,133	—
The Bank of Nova Scotia	3/5/2019	USD	88,710	AUD	124,689	—	(254)
The Bank of Nova Scotia	3/5/2019	USD	462,582	CAD	609,220	428	—
The Bank of Nova Scotia	3/5/2019	USD	36,740	CHF	36,600	—	(50)
The Bank of Nova Scotia	3/5/2019	USD	3,406,854	EUR	2,991,880	—	(2,254)
The Bank of Nova Scotia	3/5/2019	USD	7,509	GBP	5,700	53	—
The Bank of Nova Scotia	3/5/2019	USD	729,362	GBP	548,351	—	(1,863)
The Bank of Nova Scotia	3/5/2019	USD	197,808	JPY	22,020,000	—	(175)
The Bank of Nova Scotia	4/3/2019	AUD	124,689	USD	88,749	248	—
The Bank of Nova Scotia	4/3/2019	CAD	609,220	USD	462,909	—	(436)
The Bank of Nova Scotia	4/3/2019	CHF	36,600	USD	36,840	46	—
The Bank of Nova Scotia	4/3/2019	EUR	2,991,880	USD	3,415,066	1,816	—
The Bank of Nova Scotia	4/3/2019	EUR	67,850	USD	77,453	47	—
The Bank of Nova Scotia	4/3/2019	GBP	548,351	USD	730,431	1,799	—
The Bank of Nova Scotia	4/3/2019	JPY	22,020,000	USD	198,264	154	—

Total unrealized appreciation (depreciation)						$50,032	$(10,242)

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Corporate Bond Hedged ETF (Continued)

February 28, 2019 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (c)	$—	$4,915,189	$—	$4,915,189
Sovereign Bond	—	18,285	—	18,285
Short-Term Investments	14,461	—	—	14,461
Derivatives (d)
Forward Foreign Currency Contracts	—	50,032	—	50,032

TOTAL	$14,461	$4,983,506	$—	$4,997,967

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Forward Foreign Currency Contracts	$—	$(10,242)	$—	$(10,242)

TOTAL	$—	$(10,242)	$—	$(10,242)

(c)	See Schedule of Investments for additional detailed categorizations.
(d)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Treasury Bond Hedged ETF

February 28, 2019 (Unaudited)

		Principal Amount	Value
SOVEREIGN BONDS — 98.9%

Australia — 4.3%
Australia Government Bond 4.50%, 4/15/20, REGS	AUD	20,000	$14,618
5.75%, 7/15/22, REGS	AUD	10,000	8,049
2.25%, 11/21/22	AUD	140,000	101,502
5.50%, 4/21/23, REGS	AUD	50,000	40,913
3.25%, 4/21/25, REGS	AUD	50,000	38,382
4.25%, 4/21/26, REGS	AUD	20,000	16,386
4.75%, 4/21/27, REGS	AUD	25,000	21,390
2.75%, 11/21/27, REGS	AUD	25,000	18,726
2.25%, 5/21/28, REGS	AUD	20,000	14,384
2.75%, 11/21/28, REGS	AUD	140,000	104,986
4.50%, 4/21/33, REGS	AUD	25,000	22,557
3.25%, 6/21/39, REGS	AUD	10,000	7,903
3.00%, 3/21/47, REGS	AUD	20,000	15,107

			424,903

Austria — 2.9%
Republic of Austria Government Bond 3.90%, 7/15/20, 144A, REGS	EUR	25,000	30,140
3.65%, 4/20/22, 144A, REGS	EUR	40,000	51,212
1.65%, 10/21/24, 144A, REGS	EUR	5,000	6,233
0.75%, 10/20/26, 144A, REGS	EUR	10,000	11,826
0.50%, 4/20/27, 144A, REGS	EUR	5,000	5,780
6.25%, 7/15/27	EUR	5,000	8,502
0.75%, 2/20/28, 144A, REGS	EUR	50,000	58,641
2.40%, 5/23/34, 144A, REGS	EUR	50,000	69,070
3.15%, 6/20/44, 144A, REGS	EUR	5,000	8,152
1.50%, 2/20/47, 144A, REGS	EUR	30,000	36,030

			285,586

Belgium — 4.4%
Kingdom of Belgium Government Bond 3.75%, 9/28/20, 144A, REGS	EUR	35,000	42,468
4.25%, 9/28/21, 144A, REGS	EUR	20,000	25,495
4.00%, 3/28/22	EUR	5,000	6,455
0.20%, 10/22/23, 144A, REGS	EUR	55,000	63,515
0.80%, 6/22/25, 144A, REGS	EUR	25,000	29,632
1.00%, 6/22/26, 144A, REGS	EUR	25,000	29,929
0.80%, 6/22/27, 144A, REGS	EUR	40,000	46,859
5.50%, 3/28/28	EUR	10,000	16,413
0.80%, 6/22/28, 144A, REGS	EUR	15,000	17,429
1.00%, 6/22/31, 144A, REGS	EUR	25,000	28,881
1.25%, 4/22/33, REGS	EUR	30,000	35,205
3.00%, 6/22/34, 144A, REGS	EUR	2,000	2,889
5.00%, 3/28/35, 144A, REGS	EUR	5,000	8,917
4.25%, 3/28/41, 144A, REGS	EUR	23,000	40,106
1.60%, 6/22/47, 144A, REGS	EUR	35,000	39,664
2.15%, 6/22/66, 144A, REGS	EUR	5,000	6,017

			439,874

Canada — 4.3%
Canadian Government Bond 3.50%, 6/01/20	CAD	75,000	58,192
2.25%, 2/01/21	CAD	85,000	65,160
0.75%, 3/01/21	CAD	30,000	22,342

		Principal Amount	Value
Canada (Continued)
1.00%, 9/01/22	CAD	80,000	$59,157
1.50%, 6/01/23	CAD	50,000	37,508
8.00%, 6/01/27	CAD	25,000	27,726
2.00%, 6/01/28	CAD	80,000	61,093
5.75%, 6/01/29	CAD	10,000	10,248
5.75%, 6/01/33	CAD	23,000	25,418
3.50%, 12/01/45	CAD	27,000	25,881
2.75%, 12/01/48	CAD	35,000	29,884

			422,609

Cyprus — 0.1%
Cyprus Government International Bond 2.375%, 9/25/28, REGS	EUR	7,000	8,340

Czech Republic — 0.5%
Czech Republic Government Bond 5.70%, 5/25/24, REGS	CZK	500,000	26,649
1.00%, 6/26/26, REGS	CZK	600,000	25,136

			51,785

Denmark — 1.2%
Denmark Government Bond 1.75%, 11/15/25	DKK	200,000	34,354
0.50%, 11/15/27	DKK	200,000	31,601
0.50%, 11/15/29, 144A, REGS	DKK	325,000	50,682

			116,637

Finland — 1.5%
Finland Government Bond 0.375%, 9/15/20, 144A, REGS	EUR	35,000	40,325
1.625%, 9/15/22, 144A, REGS	EUR	25,000	30,386
2.00%, 4/15/24, 144A, REGS	EUR	25,000	31,504
4.00%, 7/04/25, 144A, REGS	EUR	5,000	7,127
0.75%, 4/15/31, 144A, REGS	EUR	20,000	22,996
1.375%, 4/15/47, 144A, REGS	EUR	10,000	12,164

			144,502

France — 7.0%
French Republic Government Bond OAT 0.25%, 11/25/20, REGS	EUR	50,000	57,594
3.75%, 4/25/21, REGS	EUR	25,000	31,003
5/25/22, REGS	EUR	50,000	57,458
3/25/23, REGS	EUR	70,000	80,276
4.25%, 10/25/23, REGS	EUR	10,000	13,719
2.25%, 5/25/24, REGS	EUR	100,000	127,509
3.50%, 4/25/26, REGS	EUR	6,000	8,442
0.50%, 5/25/26, REGS	EUR	60,000	69,625
1.00%, 5/25/27, REGS	EUR	10,000	11,962
2.75%, 10/25/27, REGS	EUR	10,000	13,671
0.75%, 5/25/28, REGS	EUR	5,000	5,814
0.75%, 11/25/28, REGS	EUR	30,000	34,704
2.50%, 5/25/30, REGS	EUR	25,000	33,937
4.75%, 4/25/35, REGS	EUR	8,000	14,166
1.25%, 5/25/36, 144A, REGS	EUR	10,000	11,541
1.75%, 6/25/39, 144A, REGS	EUR	35,000	43,198
4.50%, 4/25/41, REGS	EUR	2,000	3,678

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Treasury Bond Hedged ETF (Continued)

February 28, 2019 (Unaudited)

		Principal Amount	Value
France (Continued)
3.25%, 5/25/45, REGS	EUR	30,000	$47,515
1.75%, 5/25/66, 144A, REGS	EUR	20,000	22,400

			688,212

Germany — 4.7%
Bundesrepublik Deutschland Bundesanleihe 2.00%, 1/04/22, REGS	EUR	25,000	30,466
1.75%, 7/04/22, REGS	EUR	50,000	61,110
1.75%, 2/15/24, REGS	EUR	75,000	94,102
0.50%, 2/15/26, REGS	EUR	15,000	17,813
0.25%, 2/15/27, REGS	EUR	20,000	23,265
0.50%, 2/15/28, REGS	EUR	11,000	12,989
4.75%, 7/04/28, REGS	EUR	2,000	3,263
0.25%, 8/15/28, REGS	EUR	30,000	34,510
6.25%, 1/04/30, REGS	EUR	2,000	3,762
4.75%, 7/04/34, REGS	EUR	20,000	37,341
3.25%, 7/04/42, REGS	EUR	20,000	35,378
2.50%, 7/04/44, REGS	EUR	15,000	23,992
2.50%, 8/15/46, REGS	EUR	5,000	8,118
1.25%, 8/15/48, REGS	EUR	6,000	7,622
Bundesschatzanweisungen 9/11/20, REGS	EUR	60,000	68,813

			462,544

Hungary — 0.4%
Hungary Government Bond 1.75%, 10/26/22	HUF	7,000,000	25,425
3.00%, 6/26/24	HUF	5,000,000	18,901

			44,326

Indonesia — 1.6%
Indonesia Treasury Bond 8.375%, 3/15/24	IDR	400,000,000	29,382
8.375%, 9/15/26	IDR	500,000,000	36,796
8.25%, 5/15/29	IDR	900,000,000	66,200
6.375%, 4/15/42	IDR	400,000,000	22,498

			154,876

Ireland — 1.6%
Ireland Government Bond 3.90%, 3/20/23, REGS	EUR	20,000	26,470
5.40%, 3/13/25	EUR	35,000	52,173
1.00%, 5/15/26, REGS	EUR	10,000	11,878
0.90%, 5/15/28, REGS	EUR	50,000	58,045
2.40%, 5/15/30, REGS	EUR	5,000	6,583
2.00%, 2/18/45, REGS	EUR	5,000	6,177

			161,326

Israel — 0.7%
Israel Government Bond — Fixed 6.25%, 10/30/26	ILS	110,000	40,410
2.00%, 3/31/27	ILS	100,000	28,094

			68,504

Italy — 6.2%
Italy Buoni Poliennali Del Tesoro 0.20%, 10/15/20	EUR	30,000	34,029
3.75%, 3/01/21	EUR	55,000	66,462

		Principal Amount	Value
Italy (Continued)
3.75%, 8/01/21, 144A, REGS	EUR	35,000	$42,578
5.00%, 3/01/22	EUR	5,000	6,334
0.95%, 3/15/23	EUR	30,000	33,436
1.85%, 5/15/24	EUR	55,000	62,593
1.45%, 11/15/24, REGS	EUR	10,000	11,056
1.45%, 5/15/25	EUR	40,000	43,849
7.25%, 11/01/26	EUR	50,000	76,131
6.50%, 11/01/27	EUR	5,000	7,403
2.00%, 2/01/28, REGS	EUR	60,000	65,276
4.75%, 9/01/28, 144A, REGS	EUR	10,000	13,377
5.25%, 11/01/29	EUR	10,000	13,820
3.50%, 3/01/30, 144A, REGS	EUR	20,000	23,954
1.65%, 3/01/32, 144A, REGS	EUR	30,000	29,260
5.00%, 8/01/34, 144A, REGS	EUR	20,000	27,468
2.95%, 9/01/38, 144A, REGS	EUR	15,000	15,873
4.75%, 9/01/44, 144A, REGS	EUR	25,000	33,269
2.80%, 3/01/67, 144A, REGS	EUR	4,000	3,722

			609,890

Japan — 23.9%
Japan Government Five Year Bond 0.10%, 9/20/20	JPY	23,000,000	207,178
0.10%, 6/20/21	JPY	4,000,000	36,099
0.10%, 9/20/21	JPY	20,000,000	180,616
0.10%, 6/20/22	JPY	3,000,000	27,149
0.10%, 12/20/22	JPY	2,000,000	18,129
0.10%, 3/20/23	JPY	2,000,000	18,142
Japan Government Forty Year Bond 1.40%, 3/20/55	JPY	5,000,000	55,421
0.40%, 3/20/56	JPY	1,000,000	8,179
Japan Government Ten Year Bond 1.20%, 12/20/20	JPY	10,000,000	91,908
1.00%, 12/20/21	JPY	1,000,000	9,263
0.90%, 6/20/22	JPY	5,000,000	46,437
0.80%, 9/20/22	JPY	6,000,000	55,678
0.60%, 3/20/23	JPY	2,000,000	18,501
0.80%, 6/20/23	JPY	1,000,000	9,346
0.60%, 12/20/23	JPY	2,000,000	18,603
0.60%, 3/20/24	JPY	1,000,000	9,318
0.30%, 12/20/24	JPY	22,000,000	202,670
0.40%, 3/20/25	JPY	3,000,000	27,834
0.10%, 9/20/26	JPY	1,000,000	9,143
0.10%, 12/20/26	JPY	2,000,000	18,285
0.10%, 12/20/27	JPY	4,000,000	36,490
0.10%, 3/20/28	JPY	1,000,000	9,114
0.10%, 6/20/28	JPY	1,000,000	9,103
0.10%, 12/20/28	JPY	22,000,000	199,821
Japan Government Thirty Year Bond 2.80%, 9/20/29	JPY	1,000,000	11,586
1.40%, 12/20/32	JPY	1,000,000	10,487
2.50%, 3/20/38	JPY	9,000,000	111,966
2.00%, 9/20/41	JPY	4,000,000	47,404
1.90%, 9/20/42	JPY	1,000,000	11,735
1.80%, 3/20/43	JPY	1,000,000	11,572
1.60%, 6/20/45	JPY	1,000,000	11,261

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Treasury Bond Hedged ETF (Continued)

February 28, 2019 (Unaudited)

		Principal Amount	Value
Japan (Continued)
1.40%, 9/20/45	JPY	1,200,000	$13,011
0.50%, 9/20/46	JPY	17,000,000	149,798
Japan Government Twenty Year Bond 1.90%, 6/20/22	JPY	4,000,000	38,335
2.10%, 9/20/25	JPY	17,500,000	180,372
1.80%, 9/20/30	JPY	4,000,000	43,073
1.90%, 6/20/31	JPY	1,000,000	10,949
1.70%, 9/20/32	JPY	9,000,000	97,499
1.70%, 6/20/33	JPY	5,000,000	54,426
1.50%, 6/20/34	JPY	22,000,000	234,885

			2,360,786

Lithuania — 0.1%
Lithuania Government International Bond 0.95%, 5/26/27, REGS	EUR	5,000	5,814

Luxembourg — 0.1%
Luxembourg Government Bond 2.125%, 7/10/23, REGS	EUR	5,000	6,277

Malaysia — 1.7%
Malaysia Government Bond 3.955%, 9/15/25	MYR	350,000	86,246
5.248%, 9/15/28	MYR	250,000	67,552
Malaysia Government Investment Issue 4.444%, 5/22/24	MYR	75,000	18,938

			172,736

Mexico — 1.7%
Mexican Bonos 6.50%, 6/09/22	MXN	1,000,000	49,646
5.75%, 3/05/26	MXN	1,700,000	77,245
7.50%, 6/03/27	MXN	500,000	24,935
7.75%, 11/23/34	MXN	300,000	14,559

			166,385

Netherlands — 4.1%
Netherlands Government Bond 3.50%, 7/15/20, 144A, REGS	EUR	10,000	12,007
1/15/22, 144A, REGS	EUR	45,000	51,832
7.50%, 1/15/23, 144A, REGS	EUR	50,000	74,304
1.75%, 7/15/23, 144A, REGS	EUR	10,000	12,387
2.00%, 7/15/24, 144A, REGS	EUR	50,000	63,501
0.50%, 7/15/26, 144A, REGS	EUR	5,000	5,870
0.75%, 7/15/27, 144A, REGS	EUR	60,000	71,442
2.50%, 1/15/33, 144A, REGS	EUR	25,000	35,761
4.00%, 1/15/37, 144A, REGS	EUR	5,000	8,864
3.75%, 1/15/42, 144A, REGS	EUR	20,000	36,909
2.75%, 1/15/47, 144A, REGS	EUR	22,500	37,453

			410,330

New Zealand — 0.5%
New Zealand Government Bond 2.75%, 4/15/25, REGS	NZD	30,000	21,549
4.50%, 4/15/27, REGS	NZD	30,000	24,297

			45,846

		Principal Amount	Value
Norway — 0.5%
Norway Government Bond 3.75%, 5/25/21, 144A, REGS	NOK	100,000	$12,350
3.00%, 3/14/24, 144A, REGS	NOK	200,000	25,202
2.00%, 4/26/28, 144A, REGS	NOK	100,000	11,963

			49,515

Poland — 1.1%
Republic of Poland Government Bond 5.25%, 10/25/20	PLN	75,000	21,018
3.25%, 7/25/25	PLN	150,000	41,253
2.50%, 7/25/26	PLN	175,000	45,874

			108,145

Portugal — 1.8%
Portugal Obrigacoes do Tesouro OT 4.80%, 6/15/20, 144A, REGS	EUR	10,000	12,122
2.20%, 10/17/22, 144A, REGS	EUR	25,000	30,788
4.95%, 10/25/23, 144A, REGS	EUR	30,000	41,710
5.65%, 2/15/24, 144A, REGS	EUR	5,000	7,181
2.875%, 10/15/25, 144A, REGS	EUR	15,000	19,445
2.125%, 10/17/28, 144A, REGS	EUR	40,000	48,769
3.875%, 2/15/30, 144A, REGS	EUR	5,000	7,000
4.10%, 2/15/45, 144A, REGS	EUR	10,000	14,682

			181,697

Russia — 0.8%
Russian Federal Bond—OFZ 7.60%, 4/14/21	RUB	2,500,000	37,938
8.15%, 2/03/27	RUB	3,000,000	45,686

			83,624

Singapore — 1.0%
Singapore Government Bond 2.75%, 7/01/23	SGD	9,000	6,855
3.00%, 9/01/24	SGD	65,000	50,337
2.875%, 7/01/29	SGD	50,000	38,953

			96,145

Slovak Republic — 0.5%
Slovakia Government Bond 3.00%, 2/28/23, REGS	EUR	20,000	25,551
0.625%, 5/22/26	EUR	15,000	17,332
1.875%, 3/09/37, REGS	EUR	5,000	6,106
2.00%, 10/17/47, REGS	EUR	2,000	2,401

			51,390

Slovenia — 0.5%
Slovenia Government Bond 1.25%, 3/22/27, REGS	EUR	15,000	17,893
1.00%, 3/06/28, REGS	EUR	25,000	28,912

			46,805

South Korea — 4.3%
Korea International Bond 3.50%, 9/20/28	USD	425,000	429,318

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Treasury Bond Hedged ETF (Continued)

February 28, 2019 (Unaudited)

		Principal Amount	Value
Spain — 4.5%
Spain Government Bond 4.00%, 4/30/20, 144A, REGS	EUR	25,000	$29,857
1.15%, 7/30/20	EUR	40,000	46,419
0.75%, 7/30/21	EUR	25,000	29,057
5.85%, 1/31/22, 144A, REGS	EUR	5,000	6,670
0.40%, 4/30/22	EUR	70,000	80,810
5.90%, 7/30/26, 144A, REGS	EUR	45,000	69,875
1.40%, 7/30/28, 144A, REGS	EUR	45,000	52,217
6.00%, 1/31/29	EUR	10,000	16,480
1.95%, 7/30/30, 144A, REGS	EUR	5,000	6,012
4.20%, 1/31/37, 144A, REGS	EUR	35,000	53,677
4.70%, 7/30/41, 144A, REGS	EUR	8,000	13,219
2.70%, 10/31/48, 144A, REGS	EUR	35,000	42,213

			446,506

Sweden — 0.8%
Sweden Government Bond 2.50%, 5/12/25	SEK	350,000	43,541
1.00%, 11/12/26, REGS	SEK	300,000	34,353

			77,894

Switzerland — 1.0%
Swiss Confederation Government Bond 4.00%, 2/11/23, REGS	CHF	10,000	11,889
1.50%, 7/24/25, REGS	CHF	10,000	11,340
0.50%, 5/27/30, REGS	CHF	45,000	48,686
0.50%, 6/27/32, REGS	CHF	2,000	2,153
4.00%, 1/06/49, REGS	CHF	10,000	20,658

			94,726

Thailand — 1.7%
Thailand Government Bond 5.85%, 3/31/21	THB	1,000,000	34,431
2.125%, 12/17/26	THB	3,000,000	93,298
2.875%, 6/17/46	THB	1,400,000	42,132

			169,861

United Kingdom — 6.9%
United Kingdom Gilt 8.00%, 6/07/21, REGS	GBP	5,000	7,706

		Principal Amount	Value
United Kingdom (Continued)
3.75%, 9/07/21	GBP	30,000	$42,701
1.75%, 9/07/22, REGS	GBP	25,000	34,146
2.25%, 9/07/23, REGS	GBP	70,000	98,148
5.00%, 3/07/25, REGS	GBP	10,000	16,329
1.50%, 7/22/26, REGS	GBP	20,000	27,256
4.25%, 12/07/27, REGS	GBP	60,000	99,861
4.75%, 12/07/30, REGS	GBP	5,000	9,026
4.25%, 6/07/32, REGS	GBP	13,000	22,877
4.25%, 6/07/32, REGS	GBP	4,000	7,039
4.25%, 3/07/36, REGS	GBP	40,000	73,124
4.75%, 12/07/38, REGS	GBP	10,000	19,955
4.50%, 12/07/42, REGS	GBP	5,000	10,084
3.25%, 1/22/44, REGS	GBP	10,000	17,005
4.25%, 12/07/46, REGS	GBP	57,000	115,309
4.25%, 12/07/49, REGS	GBP	3,000	6,267
1.75%, 7/22/57, REGS	GBP	45,000	60,088
3.50%, 7/22/68, REGS	GBP	4,000	8,454
1.625%, 10/22/71, REGS	GBP	4,000	5,183

			680,558

TOTAL SOVEREIGN BONDS (Cost $9,775,663)			9,768,272

		Number of Shares
CASH EQUIVALENTS — 2.0%
DWS Government Money Market Series “Institutional Shares”, 2.38% (a) (Cost $201,127)		201,127	201,127

TOTAL INVESTMENTS — 100.9% (Cost $9,976,790)			$9,969,399
Other assets and liabilities, net — (0.9%)			(87,884)

NET ASSETS — 100.0%			$9,881,515

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
CASH EQUIVALENTS — 2.0%
DWS Government Money Market Series “Institutional Shares”, 2.38% (a)
—	1,730,177	(1,529,050)	—	—	324	—	201,127	201,127

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

OFZ:	Obligatsyi Federal’novo Zaima “Federal Loan Obligation”
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Treasury Bond Hedged ETF (Continued)

February 28, 2019 (Unaudited)

As of February 28, 2019, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of Nova Scotia	3/5/2019	AUD	300,715	USD	219,348	$6,016	$—
The Bank of Nova Scotia	3/5/2019	AUD	304,700	USD	216,319	160	—
The Bank of Nova Scotia	3/5/2019	CAD	282,320	USD	213,557	—	(1,007)
The Bank of Nova Scotia	3/5/2019	CAD	278,167	USD	211,900	492	—
The Bank of Nova Scotia	3/5/2019	CHF	44,276	USD	44,745	361	—
The Bank of Nova Scotia	3/5/2019	CHF	50,870	USD	50,847	—	(147)
The Bank of Nova Scotia	3/5/2019	CZK	574,000	USD	25,591	114	—
The Bank of Nova Scotia	3/5/2019	DKK	432,000	USD	66,550	659	—
The Bank of Nova Scotia	3/5/2019	DKK	338,000	USD	51,396	—	(157)
The Bank of Nova Scotia	3/5/2019	EUR	1,767,100	USD	2,004,846	—	(6,020)
The Bank of Nova Scotia	3/5/2019	EUR	1,711,194	USD	1,968,087	20,840	—
The Bank of Nova Scotia	3/5/2019	GBP	300,000	USD	391,314	—	(6,697)
The Bank of Nova Scotia	3/5/2019	GBP	259,915	USD	342,386	—	(2,444)
The Bank of Nova Scotia	3/5/2019	HUF	5,400,000	USD	19,636	175	—
The Bank of Nova Scotia	3/5/2019	IDR	1,221,000,000	USD	87,102	350	—
The Bank of Nova Scotia	3/5/2019	IDR	997,332,318	USD	70,608	—	(253)
The Bank of Nova Scotia	3/5/2019	ILS	144,779	USD	39,912	—	(46)
The Bank of Nova Scotia	3/5/2019	JPY	654,264	USD	6,025	153	—
The Bank of Nova Scotia	3/5/2019	JPY	131,598,700	USD	1,189,518	8,401	—
The Bank of Nova Scotia	3/5/2019	JPY	129,256,449	USD	1,190,229	30,134	—
The Bank of Nova Scotia	3/5/2019	MXN	1,576,450	USD	81,650	—	(45)
The Bank of Nova Scotia	3/5/2019	MXN	1,767,489	USD	92,511	917	—
The Bank of Nova Scotia	3/5/2019	MYR	367,540	USD	90,008	—	(365)
The Bank of Nova Scotia	3/5/2019	MYR	346,200	USD	84,687	—	(439)
The Bank of Nova Scotia	3/5/2019	NOK	211,800	USD	25,174	415	—
The Bank of Nova Scotia	3/5/2019	NZD	29,400	USD	20,403	380	—
The Bank of Nova Scotia	3/5/2019	NZD	38,400	USD	26,187	33	—
The Bank of Nova Scotia	3/5/2019	PLN	183,200	USD	47,953	—	(470)
The Bank of Nova Scotia	3/5/2019	PLN	236,300	USD	63,680	1,221	—
The Bank of Nova Scotia	3/5/2019	RUB	2,639,500	USD	40,154	148	—
The Bank of Nova Scotia	3/5/2019	RUB	2,953,810	USD	44,945	175	—
The Bank of Nova Scotia	3/5/2019	SEK	312,700	USD	33,396	—	(474)
The Bank of Nova Scotia	3/5/2019	SEK	417,550	USD	46,249	1,022	—
The Bank of Nova Scotia	3/5/2019	SGD	61,300	USD	45,612	268	—
The Bank of Nova Scotia	3/5/2019	SGD	70,900	USD	52,371	—	(74)
The Bank of Nova Scotia	3/5/2019	THB	2,954,700	USD	94,570	797	—
The Bank of Nova Scotia	3/5/2019	THB	2,444,007	USD	78,268	703	—
The Bank of Nova Scotia	3/5/2019	USD	430,723	AUD	605,415	—	(1,233)
The Bank of Nova Scotia	3/5/2019	USD	425,579	CAD	560,487	394	—
The Bank of Nova Scotia	3/5/2019	USD	95,509	CHF	95,146	—	(131)
The Bank of Nova Scotia	3/5/2019	USD	25,515	CZK	574,000	—	(38)
The Bank of Nova Scotia	3/5/2019	USD	117,516	DKK	770,000	—	(72)
The Bank of Nova Scotia	3/5/2019	USD	3,960,733	EUR	3,478,294	—	(2,620)
The Bank of Nova Scotia	3/5/2019	USD	26,099	GBP	19,812	185	—
The Bank of Nova Scotia	3/5/2019	USD	718,391	GBP	540,103	—	(1,835)
The Bank of Nova Scotia	3/5/2019	USD	19,467	HUF	5,400,000	—	(6)
The Bank of Nova Scotia	3/5/2019	USD	157,664	IDR	2,218,332,318	—	(51)
The Bank of Nova Scotia	3/5/2019	USD	39,959	ILS	144,779	—	(1)
The Bank of Nova Scotia	3/5/2019	USD	2,349,168	JPY	261,509,413	—	(2,084)
The Bank of Nova Scotia	3/5/2019	USD	169,134	MXN	3,259,139	—	(240)
The Bank of Nova Scotia	3/5/2019	USD	4,438	MXN	84,800	—	(44)
The Bank of Nova Scotia	3/5/2019	USD	175,452	MYR	713,740	47	—
The Bank of Nova Scotia	3/5/2019	USD	24,782	NOK	211,800	—	(24)
The Bank of Nova Scotia	3/5/2019	USD	46,206	NZD	67,800	—	(29)
The Bank of Nova Scotia	3/5/2019	USD	111,023	PLN	419,500	—	(141)
The Bank of Nova Scotia	3/5/2019	USD	84,881	RUB	5,593,310	—	(104)

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Treasury Bond Hedged ETF (Continued)

February 28, 2019 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of Nova Scotia	3/5/2019	USD	79,111	SEK	730,250	$—	$(13)
The Bank of Nova Scotia	3/5/2019	USD	97,839	SGD	132,200	—	(50)
The Bank of Nova Scotia	3/5/2019	USD	170,980	THB	5,398,707	357	—
The Bank of Nova Scotia	4/3/2019	AUD	605,415	USD	430,910	1,204	—
The Bank of Nova Scotia	4/3/2019	CAD	560,487	USD	425,879	—	(401)
The Bank of Nova Scotia	4/3/2019	CHF	95,146	USD	95,769	120	—
The Bank of Nova Scotia	4/3/2019	CZK	620,820	USD	27,617	39	—
The Bank of Nova Scotia	4/3/2019	CZK	574,000	USD	25,534	36	—
The Bank of Nova Scotia	4/3/2019	DKK	770,000	USD	117,813	50	—
The Bank of Nova Scotia	4/3/2019	EUR	3,478,294	USD	3,970,281	2,111	—
The Bank of Nova Scotia	4/3/2019	EUR	25,120	USD	28,675	17	—
The Bank of Nova Scotia	4/3/2019	GBP	540,103	USD	719,444	1,772	—
The Bank of Nova Scotia	4/3/2019	HUF	7,095,780	USD	25,637	7	—
The Bank of Nova Scotia	4/3/2019	HUF	5,400,000	USD	19,509	4	—
The Bank of Nova Scotia	4/3/2019	ILS	144,779	USD	40,029	—	(5)
The Bank of Nova Scotia	4/3/2019	ILS	107,985	USD	29,858	—	(2)
The Bank of Nova Scotia	4/3/2019	JPY	2,306,670	USD	20,770	17	—
The Bank of Nova Scotia	4/3/2019	JPY	261,509,413	USD	2,354,583	1,824	—
The Bank of Nova Scotia	4/3/2019	MXN	3,259,139	USD	168,367	262	—
The Bank of Nova Scotia	4/3/2019	MYR	713,740	USD	175,435	40	—
The Bank of Nova Scotia	4/3/2019	NOK	211,800	USD	24,814	23	—
The Bank of Nova Scotia	4/3/2019	NOK	222,140	USD	25,991	—	(10)
The Bank of Nova Scotia	4/3/2019	NZD	67,800	USD	46,231	26	—
The Bank of Nova Scotia	4/3/2019	PLN	419,500	USD	111,111	126	—
The Bank of Nova Scotia	4/3/2019	RUB	5,593,310	USD	84,541	120	—
The Bank of Nova Scotia	4/3/2019	SEK	730,250	USD	79,283	—	(4)
The Bank of Nova Scotia	4/3/2019	SGD	132,200	USD	97,880	43	—
The Bank of Nova Scotia	4/3/2019	THB	5,398,707	USD	170,883	—	(563)
The Bank of Nova Scotia	4/3/2019	USD	29,040	GBP	21,800	—	(73)
The Bank of Nova Scotia	4/4/2019	IDR	2,218,332,318	USD	156,983	—	(146)

Total unrealized appreciation (depreciation)						$82,758	$(28,558)

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers Barclays International Treasury Bond Hedged ETF (Continued)

February 28, 2019 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (b)	$—	$9,768,272	$—	$9,768,272
Short-Term Investments	201,127	—	—	201,127
Derivatives (c)
Forward Foreign Currency Contracts	—	82,758	—	82,758

TOTAL	$201,127	$9,851,030	$—	$10,052,157

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (c)
Forward Foreign Currency Contracts	$—	$(28,558)	$—	$(28,558)

TOTAL	$—	$(28,558)	$—	$(28,558)

(b)	See Schedule of Investments for additional detailed categorizations.
(c)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF

February 28, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 97.5%

Basic Materials — 4.4%

Chemicals — 2.3%
Chemours Co. 7.00%, 5/15/25	$250,000	$261,250
5.375%, 5/15/27	150,000	146,250
Consolidated Energy Finance SA 6.875%, 6/15/25, 144A	200,000	196,000
6.50%, 5/15/26, 144A	100,000	95,250
Element Solutions, Inc., 144A 5.875%, 12/01/25	250,000	254,220
Hexion, Inc. 6.625%, 4/15/20	350,000	299,250
10.375%, 2/01/22, 144A (a)	200,000	170,500
INEOS Group Holdings SA, 144A 5.625%, 8/01/24	220,000	214,225
NOVA Chemicals Corp. 5.25%, 8/01/23, 144A	150,000	149,063
5.25%, 6/01/27, 144A	700,000	660,625
OCI NV, 144A 6.625%, 4/15/23	200,000	207,750
Olin Corp. 5.00%, 2/01/30	300,000	292,500
SPCM SA, 144A 4.875%, 9/15/25	250,000	246,250
Starfruit Finco BV / Starfruit US Holdco LLC, 144A 8.00%, 10/01/26 (a)	150,000	149,250

		3,342,383

Iron/Steel — 0.7%
AK Steel Corp. 7.00%, 3/15/27 (a)	150,000	126,750
Allegheny Technologies, Inc. 7.875%, 8/15/23	155,000	170,353
Cleveland-Cliffs, Inc. 5.75%, 3/01/25	388,000	380,240
United States Steel Corp. 6.875%, 8/15/25	246,000	243,540
6.25%, 3/15/26	200,000	190,000

		1,110,883

Mining — 1.4%
Alcoa Nederland Holding BV 7.00%, 9/30/26, 144A	150,000	161,250
6.125%, 5/15/28, 144A	200,000	205,250
Aleris International, Inc., 144A 10.75%, 7/15/23	100,000	104,500
Constellium NV, 144A 5.75%, 5/15/24	500,000	492,300
FMG Resources August 2006 Pty Ltd. 5.125%, 3/15/23, 144A	150,000	150,000
5.125%, 5/15/24, 144A (a)	150,000	149,062
Freeport-McMoRan, Inc. 4.55%, 11/14/24	270,000	267,975
Hudbay Minerals, Inc., 144A 7.625%, 1/15/25	310,000	323,175

	Principal Amount	Value
Mining (Continued)
Joseph T Ryerson & Son, Inc., 144A 11.00%, 5/15/22	$172,000	$180,815

		2,034,327

Communications — 25.6%

Advertising — 0.0%
Acosta, Inc., 144A 7.75%, 10/01/22	215,000	38,700

Internet — 1.7%
Netflix, Inc. 5.875%, 11/15/28, 144A	517,000	539,774
6.375%, 5/15/29, 144A	300,000	319,407
Symantec Corp., 144A 5.00%, 4/15/25	400,000	399,110
Zayo Group LLC / Zayo Capital, Inc. 6.00%, 4/01/23	500,000	508,750
6.375%, 5/15/25	413,000	411,451
5.75%, 1/15/27, 144A	385,000	374,412

		2,552,904

Media — 10.9%
Altice Financing SA 6.625%, 2/15/23, 144A	600,000	615,000
7.50%, 5/15/26, 144A	900,000	873,000
Altice Finco SA, 144A 8.125%, 1/15/24	100,000	101,500
Altice Luxembourg SA 7.75%, 5/15/22, 144A	820,000	817,950
7.625%, 2/15/25, 144A	520,000	463,775
Cablevision Systems Corp. 5.875%, 9/15/22	250,000	258,516
CBS Radio, Inc., 144A 7.25%, 11/01/24 (a)	150,000	149,250
CCO Holdings LLC / CCO Holdings Capital Corp. 5.50%, 5/01/26, 144A	450,000	461,250
5.125%, 5/01/27, 144A	1,200,000	1,184,004
5.875%, 5/01/27, 144A	50,000	51,484
5.00%, 2/01/28, 144A	500,000	482,187
Cengage Learning, Inc., 144A 9.50%, 6/15/24	175,000	147,000
Clear Channel Worldwide Holdings, Inc., 144A 9.25%, 2/15/24	500,000	525,625
CSC Holdings LLC 5.25%, 6/01/24	250,000	250,540
7.75%, 7/15/25, 144A (a)	175,000	187,250
5.50%, 4/15/27, 144A	550,000	552,607
5.375%, 2/01/28, 144A	200,000	197,000
7.50%, 4/01/28, 144A	250,000	265,000
6.50%, 2/01/29, 144A	450,000	471,661
DISH DBS Corp. 6.75%, 6/01/21	600,000	615,000
5.875%, 7/15/22	784,000	751,660
5.00%, 3/15/23	350,000	312,812
5.875%, 11/15/24	550,000	465,272
7.75%, 7/01/26	625,000	542,188

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Media (Continued)
Gray Television, Inc. 5.125%, 10/15/24, 144A	$30,000	$29,963
5.875%, 7/15/26, 144A	300,000	303,750
7.00%, 5/15/27, 144A	250,000	265,000
Meredith Corp. 6.875%, 2/01/26	400,000	415,120
Nexstar Broadcasting, Inc., 144A 5.625%, 8/01/24	400,000	398,000
Sinclair Television Group, Inc., 144A 5.125%, 2/15/27	300,000	282,750
Sirius XM Radio, Inc., 144A 5.00%, 8/01/27	450,000	441,563
Telenet Finance Luxembourg Notes Sarl, 144A 5.50%, 3/01/28	200,000	193,500
Univision Communications, Inc. 5.125%, 5/15/23, 144A	350,000	318,500
5.125%, 2/15/25, 144A	400,000	351,000
UPC Holding BV, 144A 5.50%, 1/15/28	650,000	669,500
UPCB Finance IV Ltd., 144A 5.375%, 1/15/25	400,000	410,000
Virgin Media Secured Finance PLC, 144A 5.25%, 1/15/26	400,000	401,916
Ziggo Bond Co. BV 5.875%, 1/15/25, 144A	200,000	194,940
6.00%, 1/15/27, 144A	100,000	95,000
Ziggo BV, 144A 5.50%, 1/15/27	550,000	532,125

		16,044,158

Telecommunications — 13.0%
Altice France SA 6.25%, 5/15/24, 144A	250,000	250,938
7.375%, 5/01/26, 144A	1,750,000	1,721,563
8.125%, 2/01/27, 144A	450,000	453,375
C&W Senior Financing DAC, 144A 6.875%, 9/15/27	300,000	295,500
CenturyLink, Inc. Series T, 5.80%, 3/15/22	540,000	556,875
Series Y, 7.50%, 4/01/24 (a)	506,000	536,518
5.625%, 4/01/25	150,000	143,394
Cincinnati Bell, Inc., 144A 7.00%, 7/15/24 (a)	200,000	182,000
CommScope Finance LLC 5.50%, 3/01/24, 144A	200,000	204,090
6.00%, 3/01/26, 144A	500,000	512,500
CommScope Technologies LLC 6.00%, 6/15/25, 144A	400,000	379,000
5.00%, 3/15/27, 144A	150,000	134,670
CommScope, Inc., 144A 5.50%, 6/15/24	850,000	819,187
Consolidated Communications, Inc. 6.50%, 10/01/22	160,000	150,000
DKT Finance ApS, 144A 9.375%, 6/17/23	200,000	215,500

	Principal Amount	Value
Telecommunications (Continued)
Frontier Communications Corp. 8.75%, 4/15/22	$226,000	$155,375
10.50%, 9/15/22 (a)	600,000	432,000
7.125%, 1/15/23	200,000	119,000
7.625%, 4/15/24	250,000	142,500
6.875%, 1/15/25 (a)	259,000	141,155
11.00%, 9/15/25	1,070,000	688,812
8.50%, 4/01/26, 144A	500,000	466,250
GTH Finance BV, 144A 7.25%, 4/26/23	200,000	213,389
GTT Communications, Inc., 144A 7.875%, 12/31/24 (a)	150,000	130,125
Hughes Satellite Systems Corp. 6.625%, 8/01/26	450,000	443,812
Inmarsat Finance PLC 4.875%, 5/15/22, 144A	350,000	351,750
6.50%, 10/01/24, 144A	100,000	99,750
Intelsat Connect Finance SA, 144A 9.50%, 2/15/23	350,000	340,375
Intelsat Jackson Holdings SA 5.50%, 8/01/23	400,000	367,000
8.50%, 10/15/24, 144A	900,000	913,230
9.75%, 7/15/25, 144A	650,000	677,625
Intelsat Luxembourg SA 7.75%, 6/01/21 (a)	100,000	98,000
8.125%, 6/01/23	300,000	252,000
Level 3 Financing, Inc. 5.375%, 1/15/24	230,000	231,725
5.25%, 3/15/26	447,000	439,178
Sprint Communications, Inc. 11.50%, 11/15/21	720,000	842,256
6.00%, 11/15/22	215,000	218,655
Sprint Corp. 7.875%, 9/15/23	1,200,000	1,287,312
7.125%, 6/15/24	1,350,000	1,393,875
7.625%, 2/15/25	100,000	105,000
7.625%, 3/01/26	400,000	416,000
Telecom Italia SpA, 144A 5.303%, 5/30/24	500,000	490,625
VEON Holdings BV, 144A 4.95%, 6/16/24	300,000	294,750
Wind Tre SpA, 144A 5.00%, 1/20/26	700,000	607,110
WTT Investment Ltd., 144A 5.50%, 11/21/22	200,000	198,548

		19,112,292

Consumer, Cyclical — 11.9%

Airlines — 0.1%
Virgin Australia Holdings Ltd., 144A 8.50%, 11/15/19	120,000	122,820

Apparel — 0.2%
Hanesbrands, Inc., 144A 4.875%, 5/15/26	350,000	346,500

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Auto Manufacturers — 0.8%
Jaguar Land Rover Automotive PLC 5.625%, 2/01/23, 144A (a)	$250,000	$242,187
4.50%, 10/01/27, 144A (a)	125,000	97,800
Navistar International Corp., 144A 6.625%, 11/01/25	400,000	414,412
Tesla, Inc., 144A 5.30%, 8/15/25 (a)	500,000	446,875

		1,201,274

Auto Parts & Equipment — 1.1%
Adient Global Holdings Ltd., 144A 4.875%, 8/15/26	270,000	207,900
American Axle & Manufacturing, Inc. 6.625%, 10/15/22 (a)	164,000	168,305
6.25%, 4/01/25 (a)	150,000	150,202
6.25%, 3/15/26	198,000	194,495
6.50%, 4/01/27 (a)	170,000	168,513
Dana, Inc. 5.50%, 12/15/24	225,000	224,156
Goodyear Tire & Rubber Co. 5.00%, 5/31/26 (a)	50,000	47,563
4.875%, 3/15/27	450,000	415,688
Tenneco, Inc. 5.00%, 7/15/26	100,000	86,000

		1,662,822

Distribution/Wholesale — 0.4%
American Builders & Contractors Supply Co., Inc., 144A 5.875%, 5/15/26	200,000	204,000
Core & Main LP, 144A 6.125%, 8/15/25	150,000	145,125
KAR Auction Services, Inc., 144A 5.125%, 6/01/25	300,000	293,250

		642,375

Entertainment — 2.5%
AMC Entertainment Holdings, Inc. 5.75%, 6/15/25	200,000	185,250
5.875%, 11/15/26	180,000	162,468
6.125%, 5/15/27	137,000	123,471
Caesars Resort Collection LLC / CRC Finco, Inc., 144A 5.25%, 10/15/25	500,000	475,625
Cirsa Finance International Sarl, 144A 7.875%, 12/20/23	200,000	205,500
Eldorado Resorts, Inc. 6.00%, 4/01/25	324,000	331,322
6.00%, 9/15/26, 144A	100,000	102,250
International Game Technology PLC 6.50%, 2/15/25, 144A	450,000	480,938
6.25%, 1/15/27, 144A	200,000	208,625
Mohegan Gaming & Entertainment, 144A 7.875%, 10/15/24 (a)	150,000	147,750
Scientific Games International, Inc. 10.00%, 12/01/22	700,000	738,500
5.00%, 10/15/25, 144A	350,000	339,938

	Principal Amount	Value
Entertainment (Continued)
Six Flags Entertainment Corp., 144A 5.50%, 4/15/27	$200,000	$197,000

		3,698,637

Home Builders — 0.9%
Beazer Homes USA, Inc. 8.75%, 3/15/22	200,000	208,250
5.875%, 10/15/27	107,000	93,892
CalAtlantic Group, Inc. 5.25%, 6/01/26	75,000	75,187
K Hovnanian Enterprises, Inc., 144A 10.50%, 7/15/24	250,000	176,250
Mattamy Group Corp., 144A 6.50%, 10/01/25	150,000	144,891
PulteGroup, Inc. 5.50%, 3/01/26	100,000	101,125
5.00%, 1/15/27	70,000	67,288
Toll Brothers Finance Corp. 4.875%, 3/15/27	200,000	197,000
4.35%, 2/15/28	138,000	130,238
William Lyon Homes, Inc. 6.00%, 9/01/23	150,000	140,250

		1,334,371

Home Furnishings — 0.3%
Tempur Sealy International, Inc. 5.50%, 6/15/26	350,000	350,437

Leisure Time — 0.3%
24 Hour Fitness Worldwide, Inc., 144A 8.00%, 6/01/22 (a)	100,000	98,500
Viking Cruises Ltd., 144A 5.875%, 9/15/27	270,000	260,887

		359,387

Lodging — 1.6%
Boyd Gaming Corp. 6.375%, 4/01/26	225,000	235,406
6.00%, 8/15/26	200,000	205,875
Diamond Resorts International, Inc. 7.75%, 9/01/23, 144A	20,000	20,150
10.75%, 9/01/24, 144A	250,000	238,750
Melco Resorts Finance Ltd., 144A 4.875%, 6/06/25	250,000	241,404
MGM Resorts International 5.75%, 6/15/25	100,000	102,250
4.625%, 9/01/26	350,000	334,250
Station Casinos LLC, 144A 5.00%, 10/01/25	150,000	146,062
Wyndham Destinations, Inc. 5.75%, 4/01/27	150,000	149,438
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, 3/01/25, 144A	300,000	299,715
5.25%, 5/15/27, 144A	450,000	431,016

		2,404,316

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Retail — 3.3%
1011778 BC ULC / New Red Finance, Inc., 144A 5.00%, 10/15/25	$850,000	$825,031
Asbury Automotive Group, Inc. 6.00%, 12/15/24	200,000	204,000
Beacon Roofing Supply, Inc., 144A 4.875%, 11/01/25	430,000	401,916
Ferrellgas LP / Ferrellgas Finance Corp. 6.50%, 5/01/21 (a)	350,000	315,000
6.75%, 6/15/23 (a)	100,000	90,000
Golden Nugget, Inc. 6.75%, 10/15/24, 144A	320,000	322,400
8.75%, 10/01/25, 144A	280,000	289,100
IRB Holding Corp., 144A 6.75%, 2/15/26	150,000	142,125
JC Penney Corp., Inc. 5.875%, 7/01/23, 144A	150,000	129,000
8.625%, 3/15/25, 144A	120,000	72,000
L Brands, Inc. 5.25%, 2/01/28	150,000	129,937
Neiman Marcus Group Ltd. LLC, 144A 8.00%, 10/15/21	330,000	173,250
Penske Automotive Group, Inc. 5.50%, 5/15/26	100,000	98,495
PetSmart, Inc. 7.125%, 3/15/23, 144A	800,000	546,000
5.875%, 6/01/25, 144A	275,000	220,000
8.875%, 6/01/25, 144A (a)	75,000	51,000
Rite Aid Corp., 144A 6.125%, 4/01/23	518,000	443,538
Staples, Inc., 144A 8.50%, 9/15/25	300,000	295,500
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.50%, 6/01/24	150,000	148,875

		4,897,167

Storage / Warehousing — 0.1%
Algeco Global Finance PLC, 144A 8.00%, 2/15/23	150,000	150,375

Toys/Games/Hobbies — 0.3%
Mattel, Inc., 144A 6.75%, 12/31/25	400,000	394,500

Consumer, Non-cyclical — 19.4%

Agriculture — 0.1%
Vector Group Ltd., 144A 6.125%, 2/01/25	250,000	222,500

Commercial Services — 4.8%
Ahern Rentals, Inc., 144A 7.375%, 5/15/23	130,000	120,575
APX Group, Inc. 8.75%, 12/01/20	500,000	499,375
7.875%, 12/01/22	350,000	349,125
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, 4/01/23 (a)	200,000	203,000

	Principal Amount	Value
Commercial Services (Continued)
Hertz Corp. 5.875%, 10/15/20	$300,000	$300,000
7.375%, 1/15/21 (a)	233,000	233,437
7.625%, 6/01/22, 144A	350,000	358,750
6.25%, 10/15/22	80,000	76,200
5.50%, 10/15/24, 144A	225,000	192,375
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 144A 6.375%, 8/01/23	400,000	404,000
Laureate Education, Inc., 144A 8.25%, 5/01/25	250,000	271,250
Monitronics International, Inc. 9.125%, 4/01/20	160,000	39,200
Nielsen Co. Luxembourg SARL, 144A 5.00%, 2/01/25 (a)	200,000	198,500
Nielsen Finance LLC / Nielsen Finance Co., 144A 5.00%, 4/15/22	610,000	611,525
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A 9.25%, 5/15/23	644,000	680,708
Refinitiv US Holdings, Inc. 6.25%, 5/15/26, 144A	300,000	303,375
8.25%, 11/15/26, 144A	500,000	490,469
ServiceMaster Co. LLC, 144A 5.125%, 11/15/24	200,000	201,500
Star Merger Sub, Inc. 6.875%, 8/15/26, 144A	200,000	201,067
10.25%, 2/15/27, 144A	200,000	206,250
Team Health Holdings, Inc., 144A 6.375%, 2/01/25 (a)	233,000	186,982
United Rentals North America, Inc. 6.50%, 12/15/26	350,000	366,188
4.875%, 1/15/28	250,000	239,062
Verscend Escrow Corp., 144A 9.75%, 8/15/26	300,000	307,875

		7,040,788

Cosmetics/Personal Care — 0.4%
Avon Products, Inc. 7.00%, 3/15/23	178,000	171,770
Coty, Inc., 144A 6.50%, 4/15/26 (a)	200,000	193,240
Revlon Consumer Products Corp. 5.75%, 2/15/21 (a)	150,000	130,875
6.25%, 8/01/24 (a)	110,000	64,075

		559,960

Food — 2.6%
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC 6.625%, 6/15/24	295,000	296,475
5.75%, 3/15/25	400,000	382,000
7.50%, 3/15/26, 144A	250,000	258,750
B&G Foods, Inc. 5.25%, 4/01/25 (a)	300,000	287,625
JBS Investments GmbH, 144A 7.25%, 4/03/24	300,000	311,028

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Food (Continued)
JBS USA LUX SA / JBS USA Finance, Inc., 144A 6.75%, 2/15/28	$300,000	$311,250
Pilgrim’s Pride Corp. 5.75%, 3/15/25, 144A	250,000	250,625
5.875%, 9/30/27, 144A	230,000	226,550
Post Holdings, Inc. 5.50%, 3/01/25, 144A	250,000	251,562
5.00%, 8/15/26, 144A	700,000	676,375
5.75%, 3/01/27, 144A	250,000	247,188
5.625%, 1/15/28, 144A	80,000	77,600
Sigma Holdco BV, 144A 7.875%, 5/15/26	200,000	184,500

		3,761,528

Healthcare-Products — 1.8%
Avantor, Inc. 6.00%, 10/01/24, 144A	330,000	337,631
9.00%, 10/01/25, 144A	700,000	751,625
Kinetic Concepts, Inc. / KCI USA, Inc., 144A 12.50%, 11/01/21	54,000	58,590
Mallinckrodt International Finance SA 4.75%, 4/15/23	158,000	128,770
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 4.875%, 4/15/20, 144A	200,000	200,020
5.75%, 8/01/22, 144A (a)	270,000	255,150
5.625%, 10/15/23, 144A	250,000	219,923
5.50%, 4/15/25, 144A	200,000	163,938
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144A 6.625%, 5/15/22	450,000	435,375
Sotera Health Holdings LLC, 144A 6.50%, 5/15/23	150,000	151,500

		2,702,522

Healthcare-Services — 5.9%
Acadia Healthcare Co., Inc. 5.625%, 2/15/23	250,000	249,375
AHP Health Partners, Inc., 144A 9.75%, 7/15/26 (a)	200,000	211,000
CHS/Community Health Systems, Inc. 5.125%, 8/01/21 (a)	300,000	294,750
6.875%, 2/01/22 (a)	762,000	502,920
6.25%, 3/31/23	1,036,000	1,001,035
11.00%, 6/30/23, 144A (a)	950,000	876,375
8.625%, 1/15/24, 144A (a)	200,000	206,500
8.125%, 6/30/24, 144A (a)	96,000	81,120
DaVita, Inc. 5.125%, 7/15/24	550,000	545,875
5.00%, 5/01/25	475,000	460,156
Envision Healthcare Corp., 144A 8.75%, 10/15/26 (a)	300,000	271,500
MEDNAX, Inc., 144A 6.25%, 1/15/27	150,000	151,207
MPH Acquisition Holdings LLC, 144A 7.125%, 6/01/24	450,000	453,091

	Principal Amount	Value
Healthcare-Services (Continued)
Quorum Health Corp. 11.625%, 4/15/23 (a)	$83,000	$76,567
RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A 9.75%, 12/01/26	500,000	513,750
RegionalCare Hospital Partners Holdings, Inc., 144A 8.25%, 5/01/23	51,000	54,634
Surgery Center Holdings, Inc., 144A 8.875%, 4/15/21 (a)	250,000	255,625
Tenet Healthcare Corp. 8.125%, 4/01/22	850,000	910,563
6.75%, 6/15/23	400,000	411,500
5.125%, 5/01/25	250,000	248,438
7.00%, 8/01/25 (a)	475,000	477,969
6.25%, 2/01/27, 144A	400,000	412,250

		8,666,200

Household Products/Wares — 0.1%
Prestige Brands, Inc., 144A 6.375%, 3/01/24 (a)	150,000	151,500

Pharmaceuticals — 3.7%
Bausch Health Americas, Inc., 144A 9.25%, 4/01/26	300,000	324,000
Bausch Health Cos., Inc. 5.50%, 3/01/23, 144A	300,000	299,625
5.875%, 5/15/23, 144A	900,000	898,875
6.125%, 4/15/25, 144A	1,015,000	979,475
5.50%, 11/01/25, 144A	400,000	405,000
9.00%, 12/15/25, 144A	1,005,000	1,080,375
Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.00%, 7/15/23, 144A	500,000	416,875
6.00%, 2/01/25, 144A	320,000	248,000
Endo Finance LLC, 144A 5.75%, 1/15/22	300,000	282,000
Endo Finance LLC / Endo Finco, Inc., 144A 5.375%, 1/15/23	150,000	124,406
Horizon Pharma USA, Inc. 6.625%, 5/01/23	200,000	207,000
Vizient, Inc., 144A 10.375%, 3/01/24	150,000	162,563

		5,428,194

Diversified — 0.1%

Holding Companies-Diversified — 0.1%
Stena AB, 144A 7.00%, 2/01/24 (a)	150,000	141,000

Energy — 11.3%

Coal — 0.1%
Peabody Energy Corp., 144A 6.375%, 3/31/25	170,000	167,790

Energy-Alternate Sources — 0.1%
TerraForm Power Operating LLC, 144A 5.00%, 1/31/28	200,000	190,750

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Oil & Gas — 9.7%
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 10.00%, 4/01/22, 144A	$326,000	$352,895
7.00%, 11/01/26, 144A	200,000	194,000
Baytex Energy Corp., 144A 5.125%, 6/01/21	150,000	148,500
Brazos Valley Longhorn LLC / Brazos Valley Longhorn Finance Corp. 6.875%, 2/01/25	150,000	152,813
Bruin E&P Partners LLC, 144A 8.875%, 8/01/23	150,000	147,375
California Resources Corp., 144A 8.00%, 12/15/22 (a)	650,000	520,812
Calumet Specialty Products Partners LP / Calumet Finance Corp. 6.50%, 4/15/21 (a)	510,000	474,300
Carrizo Oil & Gas, Inc. 6.25%, 4/15/23 (a)	225,000	223,031
Chesapeake Energy Corp. 6.125%, 2/15/21	100,000	102,750
7.00%, 10/01/24 (a)	200,000	198,500
8.00%, 1/15/25 (a)	284,000	290,035
7.50%, 10/01/26 (a)	100,000	99,000
8.00%, 6/15/27 (a)	600,000	597,000
CITGO Petroleum Corp., 144A 6.25%, 8/15/22	108,000	108,000
CrownRock LP / CrownRock Finance, Inc., 144A 5.625%, 10/15/25	345,000	335,512
Denbury Resources, Inc. 9.00%, 5/15/21, 144A	155,000	157,131
9.25%, 3/31/22, 144A	100,000	100,750
7.50%, 2/15/24, 144A	200,000	179,500
Diamond Offshore Drilling, Inc. 7.875%, 8/15/25	150,000	142,500
Ensco PLC 4.50%, 10/01/24 (a)	346,000	269,430
5.20%, 3/15/25 (a)	375,000	289,687
7.75%, 2/01/26	50,000	42,125
EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, 5/01/24, 144A	550,000	261,250
8.00%, 11/29/24, 144A (a)	200,000	142,000
8.00%, 2/15/25, 144A	55,000	24,475
7.75%, 5/15/26, 144A	250,000	222,500
Extraction Oil & Gas, Inc. 7.375%, 5/15/24, 144A	100,000	90,000
5.625%, 2/01/26, 144A	300,000	250,500
Gulfport Energy Corp. 6.00%, 10/15/24	575,000	524,687
Hilcorp Energy I LP / Hilcorp Finance Co. 5.75%, 10/01/25, 144A	200,000	199,750
6.25%, 11/01/28, 144A	150,000	147,750
Jones Energy Holdings LLC / Jones Energy Finance Corp. 6.75%, 4/01/22	100,000	6,000
9.25%, 3/15/23, 144A (a)	150,000	94,500

	Principal Amount	Value
Oil & Gas (Continued)
MEG Energy Corp. 6.375%, 1/30/23, 144A	$250,000	$229,063
7.00%, 3/31/24, 144A	290,000	266,800
6.50%, 1/15/25, 144A	280,000	276,150
Nabors Industries, Inc. 4.625%, 9/15/21	200,000	196,750
5.50%, 1/15/23 (a)	100,000	94,250
5.75%, 2/01/25	300,000	267,000
Noble Holding International Ltd. 7.75%, 1/15/24	347,000	310,131
7.95%, 4/01/25 (a)	50,000	44,000
7.875%, 2/01/26, 144A	225,000	211,219
Oasis Petroleum, Inc. 6.875%, 3/15/22	237,000	237,296
6.25%, 5/01/26, 144A (a)	150,000	143,250
Parkland Fuel Corp., 144A 6.00%, 4/01/26	100,000	98,750
PBF Holding Co LLC / PBF Finance Corp. 7.25%, 6/15/25	145,000	149,423
PBF Holding Co. LLC / PBF Finance Corp. 7.00%, 11/15/23	50,000	51,375
PDC Energy, Inc. 6.125%, 9/15/24	120,000	119,100
5.75%, 5/15/26	175,000	168,438
Precision Drilling Corp., 144A 7.125%, 1/15/26	200,000	197,500
Puma International Financing SA 5.125%, 10/06/24, 144A	200,000	178,052
5.00%, 1/24/26, 144A	325,000	279,509
QEP Resources, Inc. 5.625%, 3/01/26	150,000	141,375
Range Resources Corp. 4.875%, 5/15/25 (a)	200,000	184,188
Rowan Cos., Inc. 4.875%, 6/01/22	400,000	374,250
Sable Permian Resources Land LLC / AEPB Finance Corp. 7.125%, 11/01/20, 144A (a)	350,000	143,500
7.375%, 11/01/21, 144A (a)	50,000	20,500
Sanchez Energy Corp. 7.75%, 6/15/21	300,000	49,500
6.125%, 1/15/23	184,000	28,060
7.25%, 2/15/23, 144A (a)	200,000	173,500
SM Energy Co. 5.00%, 1/15/24	100,000	94,625
5.625%, 6/01/25	275,000	258,500
6.75%, 9/15/26 (a)	100,000	96,250
6.625%, 1/15/27 (a)	100,000	95,750
Southwestern Energy Co. 6.20%, 1/23/25	307,000	305,373
7.50%, 4/01/26	200,000	208,500
7.75%, 10/01/27 (a)	150,000	156,054
Transocean, Inc. 5.80%, 10/15/22 (a)	70,000	68,600
9.00%, 7/15/23, 144A	300,000	317,625
7.50%, 1/15/26, 144A	550,000	533,500

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Oil & Gas (Continued)
Whiting Petroleum Corp. 6.25%, 4/01/23 (a)	$150,000	$151,500
6.625%, 1/15/26 (a)	300,000	295,500

		14,303,764

Oil & Gas Services — 1.1%
Bristow Group, Inc. 6.25%, 10/15/22	150,000	46,500
KCA Deutag UK Finance PLC, 144A 9.875%, 4/01/22	200,000	160,500
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 144A 10.625%, 5/01/24	400,000	333,500
SESI LLC 7.125%, 12/15/21	320,000	297,600
7.75%, 9/15/24	107,000	91,485
Weatherford International Ltd. 7.75%, 6/15/21	274,000	246,600
4.50%, 4/15/22	200,000	138,500
8.25%, 6/15/23	300,000	215,250
9.875%, 2/15/24 (a)	150,000	108,750

		1,638,685

Pipelines — 0.3%
Genesis Energy LP / Genesis Energy Finance Corp. 6.50%, 10/01/25	200,000	192,500
6.25%, 5/15/26	170,000	158,100

		350,600

Financial — 9.4%

Banks — 0.9%
Freedom Mortgage Corp. 8.125%, 11/15/24, 144A	250,000	235,625
8.25%, 4/15/25, 144A	100,000	94,500
Intesa Sanpaolo SpA 5.017%, 6/26/24, 144A	450,000	417,326
5.71%, 1/15/26, 144A	570,000	534,091

		1,281,542

Diversified Financial Services — 5.0%
Blackstone CQP Holdco LP, 144A 6.50%, 3/20/21	500,000	500,625
Jefferies Finance LLC / JFIN Co-Issuer Corp. 7.375%, 4/01/20, 144A	150,000	150,675
6.875%, 4/15/22, 144A	500,000	501,250
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A 5.25%, 10/01/25	150,000	141,375
Lincoln Finance Ltd., 144A 7.375%, 4/15/21	100,000	102,125
Lions Gate Capital Holdings LLC 6.375%, 2/01/24, 144A	100,000	102,750
5.875%, 11/01/24, 144A	200,000	203,500
LPL Holdings, Inc., 144A 5.75%, 9/15/25	300,000	304,125

	Principal Amount	Value
Diversified Financial Services (Continued)
Nationstar Mortgage Holdings, Inc. 8.125%, 7/15/23, 144A	$250,000	$255,000
9.125%, 7/15/26, 144A	300,000	307,500
Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50%, 7/01/21	150,000	150,562
Navient Corp. 5.875%, 3/25/21	200,000	204,500
Series MTN, 7.25%, 1/25/22	70,000	73,675
6.50%, 6/15/22	250,000	257,500
5.50%, 1/25/23	650,000	644,312
7.25%, 9/25/23	500,000	517,500
Series MTN, 6.125%, 3/25/24	100,000	98,000
5.875%, 10/25/24	100,000	96,375
6.75%, 6/15/26	200,000	192,500
NFP Corp., 144A 6.875%, 7/15/25	225,000	216,000
Quicken Loans, Inc. 5.75%, 5/01/25, 144A	445,000	441,440
5.25%, 1/15/28, 144A	230,000	210,450
Springleaf Finance Corp. 6.125%, 5/15/22	250,000	260,625
5.625%, 3/15/23	281,000	286,269
6.125%, 3/15/24	250,000	253,438
6.875%, 3/15/25	600,000	615,750
7.125%, 3/15/26	327,000	331,701

		7,419,522

Insurance — 1.0%
Acrisure LLC / Acrisure Finance, Inc. 8.125%, 2/15/24, 144A	250,000	256,406
7.00%, 11/15/25, 144A	250,000	222,020
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A 8.25%, 8/01/23	200,000	207,625
Ardonagh Midco 3 PLC, 144A 8.625%, 7/15/23 (a)	130,000	115,050
AssuredPartners, Inc., 144A 7.00%, 8/15/25	150,000	143,250
Genworth Holdings, Inc. 7.625%, 9/24/21	200,000	196,050
HUB International Ltd., 144A 7.00%, 5/01/26	400,000	393,000

		1,533,401

Real Estate — 0.8%
Howard Hughes Corp., 144A 5.375%, 3/15/25	315,000	312,637
Kennedy-Wilson, Inc. 5.875%, 4/01/24	309,000	303,593
Realogy Group LLC / Realogy Co.-Issuer Corp., 144A 4.875%, 6/01/23 (a)	200,000	182,000
Washington Prime Group LP 5.95%, 8/15/24	150,000	136,973
WeWork Cos., Inc., 144A 7.875%, 5/01/25	200,000	186,670

		1,121,873

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Real Estate Investment Trusts — 1.5%
CBL & Associates LP 5.25%, 12/01/23 (a)	$100,000	$82,000
5.95%, 12/15/26 (a)	200,000	153,500
ESH Hospitality, Inc., 144A 5.25%, 5/01/25	410,000	408,975
Iron Mountain, Inc. 5.75%, 8/15/24	230,000	231,078
4.875%, 9/15/27, 144A	420,000	399,525
5.25%, 3/15/28, 144A	200,000	192,500
iStar, Inc. 5.25%, 9/15/22	133,000	130,673
Starwood Property Trust, Inc. 4.75%, 3/15/25	150,000	146,295
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A 7.125%, 12/15/24	30,000	25,050
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 6.00%, 4/15/23, 144A	100,000	93,250
8.25%, 10/15/23	494,000	431,015

		2,293,861

Venture Capital — 0.2%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.75%, 2/01/24	250,000	262,813

Industrial — 7.8%

Aerospace/Defense — 2.0%
Bombardier, Inc. 8.75%, 12/01/21, 144A	200,000	220,750
6.00%, 10/15/22, 144A	150,000	151,500
6.125%, 1/15/23, 144A	800,000	808,000
7.50%, 12/01/24, 144A	560,000	571,200
7.50%, 3/15/25, 144A (a)	300,000	303,750
TransDigm, Inc. 6.50%, 7/15/24	100,000	101,250
6.50%, 5/15/25	250,000	250,000
6.375%, 6/15/26	431,000	420,225
Triumph Group, Inc. 7.75%, 8/15/25	150,000	142,875

		2,969,550

Building Materials — 1.6%
Builders FirstSource, Inc., 144A 5.625%, 9/01/24	200,000	196,000
Griffon Corp. 5.25%, 3/01/22	305,000	302,331
JELD-WEN, Inc. 4.625%, 12/15/25, 144A	126,000	118,912
4.875%, 12/15/27, 144A	135,000	125,381
NCI Building Systems, Inc., 144A 8.00%, 4/15/26	209,000	198,028
Standard Industries, Inc. 5.375%, 11/15/24, 144A	385,000	392,219
6.00%, 10/15/25, 144A	425,000	445,719
5.00%, 2/15/27, 144A	140,000	133,700

	Principal Amount	Value
Building Materials (Continued)
Standard Industries, Inc./NJ, 144A 4.75%, 1/15/28	$210,000	$196,875
Summit Materials LLC / Summit Materials Finance Corp. 6.125%, 7/15/23	176,000	181,280

		2,290,445

Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc. 5.50%, 6/15/25, 144A	200,000	196,000
7.75%, 1/15/27, 144A	300,000	320,250

		516,250

Electronics — 0.2%
Sensata Technologies BV, 144A 5.00%, 10/01/25	220,000	223,300

Engineering & Construction — 0.4%
AECOM 5.125%, 3/15/27	300,000	286,125
Brand Industrial Services, Inc., 144A 8.50%, 7/15/25	341,000	309,457

		595,582

Environmental Control — 0.3%
Covanta Holding Corp. 5.875%, 3/01/24	150,000	153,562
5.875%, 7/01/25	150,000	150,188
GFL Environmental, Inc., 144A 5.375%, 3/01/23	150,000	142,031

		445,781

Machinery-Construction & Mining — 0.2%
Vertiv Group Corp., 144A 9.25%, 10/15/24	250,000	251,250

Machinery-Diversified — 0.1%
Cloud Crane LLC, 144A 10.125%, 8/01/24	162,000	172,935

Metal Fabricate/Hardware — 0.5%
Novelis Corp. 6.25%, 8/15/24, 144A	200,000	202,000
5.875%, 9/30/26, 144A	570,000	557,175

		759,175

Packaging & Containers — 1.8%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 7.25%, 5/15/24, 144A	350,000	364,770
6.00%, 2/15/25, 144A	650,000	643,500
BWAY Holding Co. 5.50%, 4/15/24, 144A	530,000	523,216
7.25%, 4/15/25, 144A	350,000	333,375
Flex Acquisition Co., Inc. 6.875%, 1/15/25, 144A	190,000	180,500
7.875%, 7/15/26, 144A	150,000	144,000
Multi-Color Corp., 144A 4.875%, 11/01/25 (a)	200,000	203,250

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Packaging & Containers (Continued)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg, 144A 7.00%, 7/15/24	$250,000	$256,094

		2,648,705

Transportation — 0.3%
Hornbeck Offshore Services, Inc. 5.00%, 3/01/21	100,000	55,000
Kenan Advantage Group, Inc., 144A 7.875%, 7/31/23	150,000	146,719
XPO Logistics, Inc., 144A 6.75%, 8/15/24	250,000	252,218

		453,937

Trucking & Leasing — 0.1%
Fortress Transportation & Infrastructure Investors LLC, 144A 6.75%, 3/15/22	150,000	153,300

Technology — 5.3%

Computers — 2.1%
Banff Merger Sub, Inc., 144A 9.75%, 9/01/26	450,000	437,062
Dell International LLC / EMC Corp., 144A 7.125%, 6/15/24	623,000	661,139
Exela Intermediate LLC / Exela Finance, Inc., 144A 10.00%, 7/15/23	270,000	276,413
Harland Clarke Holdings Corp. 9.25%, 3/01/21, 144A (a)	250,000	248,750
8.375%, 8/15/22, 144A	200,000	187,750
NCR Corp. 5.00%, 7/15/22	300,000	301,467
6.375%, 12/15/23	75,000	76,273
Sungard Availability Services Capital, Inc., 144A 8.75%, 4/01/22	125,000	12,500
West Corp., 144A 8.50%, 10/15/25	350,000	291,375
Western Digital Corp. 4.75%, 2/15/26	700,000	663,250

		3,155,979

Office/Business Equipment — 0.6%
Pitney Bowes, Inc. 4.375%, 5/15/22	266,000	254,695
4.625%, 3/15/24	200,000	184,000
Xerox Corp. 3.625%, 3/15/23	400,000	393,000

		831,695

Semiconductors — 0.1%
Qorvo, Inc., 144A 5.50%, 7/15/26	200,000	204,000

Software — 2.5%
CDK Global, Inc. 5.875%, 6/15/26	100,000	103,250
4.875%, 6/01/27	200,000	197,542

	Principal Amount	Value
Software (Continued)
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A 5.75%, 3/01/25	$370,000	$362,489
Infor US, Inc. 6.50%, 5/15/22	600,000	614,112
Informatica LLC, 144A 7.125%, 7/15/23	150,000	152,643
Nuance Communications, Inc. 5.625%, 12/15/26	200,000	204,500
Open Text Corp., 144A 5.875%, 6/01/26	230,000	242,554
Rackspace Hosting, Inc., 144A 8.625%, 11/15/24	390,000	342,225
Riverbed Technology, Inc., 144A 8.875%, 3/01/23 (a)	150,000	104,625
Solera LLC / Solera Finance, Inc., 144A 10.50%, 3/01/24	500,000	544,375
TIBCO Software, Inc., 144A 11.375%, 12/01/21	400,000	425,250
Veritas US, Inc. / Veritas Bermuda Ltd., 144A 10.50%, 2/01/24	400,000	339,616

		3,633,181

Utilities — 2.3%

Electric — 1.6%
Calpine Corp. 5.375%, 1/15/23	300,000	297,750
5.50%, 2/01/24	100,000	96,625
5.75%, 1/15/25	550,000	528,000
5.25%, 6/01/26, 144A	360,000	354,150
Clearway Energy Operating LLC 5.375%, 8/15/24	170,000	167,450
5.75%, 10/15/25, 144A	225,000	221,906
InterGen NV, 144A 7.00%, 6/30/23	200,000	181,000
Talen Energy Supply LLC 4.60%, 12/15/21	1,000	968
9.50%, 7/15/22, 144A	131,000	140,170
10.50%, 1/15/26, 144A	400,000	416,000

		2,404,019

Gas — 0.7%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/24	125,000	126,875
5.50%, 5/20/25	250,000	248,750
5.875%, 8/20/26	200,000	201,440
5.75%, 5/20/27	180,000	177,300
NGL Energy Partners LP / NGL Energy Finance Corp. 7.50%, 11/01/23	200,000	207,250

		961,615

TOTAL CORPORATE BONDS (Cost $147,802,067)		143,710,120

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 9.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31% (b)(c) (Cost $14,261,434)	14,261,434	$14,261,434

CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 2.38% (b) (Cost $668,889)	668,889	668,889

TOTAL INVESTMENTS — 107.7% (Cost $162,732,390)		$158,640,443
Other assets and liabilities, net — (7.7%)		(11,294,268)

NET ASSETS — 100.0%		$147,346,175

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
SECURITIES LENDING COLLATERAL — 9.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31% (b)(c)
7,697,440	6,563,994	(d)	—	—	—	87,274	—	14,261,434	14,261,434

CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 2.38% (b)
—	8,078,209		(7,409,320)	—	—	7,589	—	668,889	668,889

7,697,440	14,642,203		(7,409,320)	—	—	94,863	—	14,930,323	14,930,323

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2019 amounted to $14,534,307, which is 9.9% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $833,741.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2019.

MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2019 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$143,710,120	$—	$143,710,120
Short-Term Investments (e)	14,930,323	—	—	14,930,323

TOTAL	$14,930,323	$143,710,120	$—	$158,640,443

(e)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF

February 28, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 98.4%

Basic Materials — 4.6%

Chemicals — 2.1%
Ashland LLC 4.75%, 8/15/22	$350,000	$360,937
Blue Cube Spinco LLC 9.75%, 10/15/23	225,000	252,619
10.00%, 10/15/25	175,000	201,250
CF Industries, Inc. 7.125%, 5/01/20	175,000	181,781
3.45%, 6/01/23	250,000	242,812
Chemours Co. 6.625%, 5/15/23 (a)	419,000	436,305
Huntsman International LLC 4.875%, 11/15/20	400,000	410,050
Momentive Performance Materials, Inc. 3.88%, 10/24/21	350,000	378,438
PolyOne Corp. 5.25%, 3/15/23	225,000	231,188
PQ Corp., 144A 6.75%, 11/15/22	56,000	58,433
WR Grace & Co.-Conn, 144A 5.125%, 10/01/21	300,000	310,167

		3,063,980

Iron/Steel — 0.6%
Allegheny Technologies, Inc. 5.95%, 1/15/21	200,000	206,560
Steel Dynamics, Inc. 5.125%, 10/01/21	306,000	308,104
5.25%, 4/15/23	410,000	418,712

		933,376

Mining — 1.9%
Alcoa Nederland Holding BV, 144A 6.75%, 9/30/24	240,000	254,700
FMG Resources August 2006 Pty Ltd., 144A 4.75%, 5/15/22	300,000	301,125
Freeport-McMoRan, Inc. 3.10%, 3/15/20	300,000	300,840
4.00%, 11/14/21	250,000	250,938
3.55%, 3/01/22	650,000	644,312
6.875%, 2/15/23	250,000	265,000
3.875%, 3/15/23	655,000	647,127

		2,664,042

Communications — 20.2%

Advertising — 0.9%
Lamar Media Corp. 5.00%, 5/01/23	456,000	466,260
5.375%, 1/15/24	100,000	103,250
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.25%, 2/15/22	481,000	490,163
5.625%, 2/15/24	260,000	267,150

		1,326,823

	Principal Amount	Value
Internet — 1.9%
Match Group, Inc., 144A 5.00%, 12/15/27	$150,000	$149,104
Netflix, Inc. 5.375%, 2/01/21	190,000	196,887
5.50%, 2/15/22	250,000	262,813
5.75%, 3/01/24 (a)	125,000	133,184
5.875%, 2/15/25	250,000	265,625
4.375%, 11/15/26 (a)	350,000	336,658
4.875%, 4/15/28	562,000	548,653
Symantec Corp. 4.20%, 9/15/20	300,000	303,488
3.95%, 6/15/22	125,000	125,027
VeriSign, Inc. 4.625%, 5/01/23	20,000	20,391
5.25%, 4/01/25	150,000	155,862
4.75%, 7/15/27	225,000	223,031

		2,720,723

Media — 9.9%
AMC Networks, Inc. 4.75%, 12/15/22	200,000	203,250
5.00%, 4/01/24	425,000	422,743
4.75%, 8/01/25	230,000	224,034
Cable One, Inc., 144A 5.75%, 6/15/22	132,000	134,640
Cablevision Systems Corp. 8.00%, 4/15/20	150,000	157,500
CCO Holdings LLC / CCO Holdings Capital Corp. 5.25%, 3/15/21	200,000	200,875
5.25%, 9/30/22	500,000	510,625
4.00%, 3/01/23, 144A (a)	30,000	29,700
5.125%, 5/01/23, 144A	900,000	918,090
5.75%, 9/01/23	280,000	285,950
5.75%, 1/15/24	342,000	351,191
5.875%, 4/01/24, 144A	550,000	574,062
5.375%, 5/01/25, 144A	200,000	205,250
5.75%, 2/15/26, 144A	855,000	882,522
Clear Channel Worldwide Holdings, Inc. Series A, 6.50%, 11/15/22	200,000	205,250
Series B, 6.50%, 11/15/22	700,000	719,250
CSC Holdings LLC 6.75%, 11/15/21	393,000	419,528
5.125%, 12/15/21, 144A	300,000	301,692
5.125%, 12/15/21, 144A	150,000	150,846
5.375%, 7/15/23, 144A	400,000	412,080
6.625%, 10/15/25, 144A	290,000	306,675
10.875%, 10/15/25, 144A	580,000	674,250
5.50%, 5/15/26, 144A	500,000	506,875
DISH DBS Corp. 5.125%, 5/01/20	350,000	353,500
Nexstar Broadcasting, Inc. 5.875%, 11/15/22	98,000	100,450
Quebecor Media, Inc. 5.75%, 1/15/23	400,000	416,375
Sinclair Television Group, Inc. 5.375%, 4/01/21	375,000	376,406

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Media (Continued)
Sirius XM Radio, Inc. 3.875%, 8/01/22, 144A	$525,000	$525,656
4.625%, 5/15/23, 144A	150,000	152,438
6.00%, 7/15/24, 144A	450,000	468,000
5.375%, 4/15/25, 144A	234,000	239,338
5.375%, 7/15/26, 144A	400,000	402,500
TEGNA, Inc. 6.375%, 10/15/23	345,000	357,938
Tribune Media Co. 5.875%, 7/15/22	450,000	460,125
Unitymedia GmbH, 144A 6.125%, 1/15/25	400,000	416,000
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 144A 5.00%, 1/15/25	50,000	51,438
Videotron Ltd. 5.00%, 7/15/22	271,000	278,114
5.375%, 6/15/24, 144A	300,000	313,185
5.125%, 4/15/27, 144A	75,000	76,313
Virgin Media Secured Finance PLC 5.25%, 1/15/21	200,000	204,930
5.50%, 1/15/25, 144A	200,000	203,750

		14,193,334

Telecommunications — 7.5%
CenturyLink, Inc. Series V, 5.625%, 4/01/20	50,000	50,952
Series S, 6.45%, 6/15/21	500,000	520,600
CommScope, Inc., 144A 5.00%, 6/15/21	200,000	201,000
Hughes Satellite Systems Corp. 7.625%, 6/15/21	350,000	376,250
Intelsat Jackson Holdings SA 9.50%, 9/30/22, 144A	175,000	203,437
8.00%, 2/15/24, 144A	440,000	460,350
Level 3 Financing, Inc. 6.125%, 1/15/21	216,000	217,415
5.375%, 8/15/22	550,000	554,812
5.625%, 2/01/23	100,000	101,000
5.125%, 5/01/23	280,000	282,825
Level 3 Parent LLC 5.75%, 12/01/22	200,000	202,750
Nokia OYJ 3.375%, 6/12/22	222,000	218,048
4.375%, 6/12/27	150,000	147,768
Qwest Corp. 6.75%, 12/01/21	375,000	400,237
Sable International Finance Ltd., 144A 6.875%, 8/01/22	200,000	208,500
Sprint Communications, Inc. 7.00%, 3/01/20, 144A	411,000	425,385
7.00%, 8/15/20	475,000	496,328
Sprint Corp. 7.25%, 9/15/21	800,000	847,000
Telefonaktiebolaget LM Ericsson 4.125%, 5/15/22	325,000	328,734

	Principal Amount	Value
Telecommunications (Continued)
T-Mobile USA, Inc. 6.00%, 3/01/23	$400,000	$412,000
6.50%, 1/15/24	350,000	364,000
6.00%, 4/15/24	350,000	364,438
6.375%, 3/01/25	660,000	688,463
5.125%, 4/15/25	520,000	535,113
6.50%, 1/15/26	575,000	615,969
4.50%, 2/01/26	200,000	197,748
5.375%, 4/15/27	325,000	334,750
4.75%, 2/01/28	450,000	438,705
VEON Holdings BV 3.95%, 6/16/21, 144A	300,000	295,500
5.95%, 2/13/23, 144A	300,000	310,101

		10,800,178

Consumer, Cyclical — 13.2%

Airlines — 0.3%
Air Canada, 144A 7.75%, 4/15/21	150,000	161,250
American Airlines Group, Inc., 144A 4.625%, 3/01/20	200,000	202,000
United Continental Holdings, Inc. 4.25%, 10/01/22	120,000	119,850

		483,100

Apparel — 0.4%
Hanesbrands, Inc., 144A 4.625%, 5/15/24	318,000	319,240
Levi Strauss & Co. 5.00%, 5/01/25	200,000	205,000

		524,240

Auto Manufacturers — 1.0%
Allison Transmission, Inc., 144A 5.00%, 10/01/24	350,000	353,500
Fiat Chrysler Automobiles NV 4.50%, 4/15/20	500,000	505,000
5.25%, 4/15/23	500,000	509,250

		1,367,750

Auto Parts & Equipment — 0.2%
Goodyear Tire & Rubber Co. 5.125%, 11/15/23 (a)	322,000	322,403

Distribution/Wholesale — 0.4%
HD Supply, Inc., 144A 5.375%, 10/15/26	300,000	306,000
LKQ Corp. 4.75%, 5/15/23	227,000	229,270

		535,270

Entertainment — 1.1%
Cinemark USA, Inc. 5.125%, 12/15/22	247,000	251,631
4.875%, 6/01/23	200,000	200,250
International Game Technology PLC, 144A 6.25%, 2/15/22	450,000	472,500
Live Nation Entertainment, Inc., 144A 4.875%, 11/01/24	194,000	193,030

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Entertainment (Continued)
Merlin Entertainments PLC, 144A 5.75%, 6/15/26	$150,000	$155,438
Six Flags Entertainment Corp., 144A 4.875%, 7/31/24	340,000	335,750

		1,608,599

Food Service — 0.8%
Aramark Services, Inc. 5.125%, 1/15/24	455,000	466,375
5.00%, 4/01/25, 144A	125,000	127,500
4.75%, 6/01/26	300,000	298,500
5.00%, 2/01/28, 144A	300,000	297,000

		1,189,375

Home Builders — 2.2%
Brookfield Residential Properties, Inc., 144A 6.50%, 12/15/20	249,000	249,934
KB Home 7.00%, 12/15/21	200,000	212,250
Lennar Corp. 4.75%, 4/01/21	105,000	107,362
4.125%, 1/15/22	300,000	299,625
4.875%, 12/15/23	450,000	458,437
4.50%, 4/30/24	185,000	184,075
5.875%, 11/15/24	183,000	192,836
4.75%, 5/30/25	70,000	70,547
4.75%, 11/29/27	250,000	243,750
PulteGroup, Inc. 4.25%, 3/01/21	270,000	273,038
5.50%, 3/01/26	253,000	255,846
Taylor Morrison Communities, Inc. 6.625%, 5/15/22	150,000	154,875
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 144A 5.25%, 4/15/21	217,000	218,085
Toll Brothers Finance Corp. 5.875%, 2/15/22	150,000	158,063
4.375%, 4/15/23	125,000	125,563

		3,204,286

Housewares — 0.1%
Scotts Miracle-Gro Co. 6.00%, 10/15/23	150,000	155,250

Leisure Time — 0.4%
NCL Corp. Ltd., 144A 4.75%, 12/15/21	204,000	208,013
Sabre GLBL, Inc. 5.375%, 4/15/23, 144A	70,000	71,750
5.25%, 11/15/23, 144A	280,000	287,000

		566,763

Lodging — 3.4%
Boyd Gaming Corp. 6.875%, 5/15/23	250,000	262,187
Hilton Domestic Operating Co., Inc. 4.25%, 9/01/24	347,000	343,096
5.125%, 5/01/26, 144A	550,000	554,125

	Principal Amount	Value
Lodging (Continued)
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625%, 4/01/25	$280,000	$279,300
4.875%, 4/01/27	300,000	299,625
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 144A 6.75%, 11/15/21	250,000	258,125
MGM Resorts International 5.25%, 3/31/20	200,000	204,050
6.75%, 10/01/20	383,000	400,235
6.625%, 12/15/21	650,000	693,875
7.75%, 3/15/22	225,000	247,500
6.00%, 3/15/23	365,000	382,794
Studio City Co. Ltd., 144A 7.25%, 11/30/21	400,000	416,120
Wyndham Destinations, Inc. 4.25%, 3/01/22	300,000	299,265
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A 4.25%, 5/30/23	180,000	178,425

		4,818,722

Retail — 2.9%
1011778 BC ULC / New Red Finance, Inc. 4.625%, 1/15/22, 144A	480,000	483,000
4.25%, 5/15/24, 144A	500,000	488,125
Group 1 Automotive, Inc. 5.00%, 6/01/22	175,000	176,531
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.00%, 6/01/24, 144A	300,000	303,975
5.25%, 6/01/26, 144A	400,000	408,000
4.75%, 6/01/27, 144A	294,000	290,325
L Brands, Inc. 6.625%, 4/01/21	300,000	313,500
5.625%, 2/15/22	350,000	357,000
5.625%, 10/15/23 (a)	150,000	149,625
Michaels Stores, Inc., 144A 5.875%, 12/15/20	283,000	283,920
Penske Automotive Group, Inc. 5.75%, 10/01/22	150,000	153,000
QVC, Inc. 5.125%, 7/02/22	150,000	156,392
4.375%, 3/15/23	200,000	201,895
4.85%, 4/01/24	155,000	156,170
4.45%, 2/15/25	300,000	292,327

		4,213,785

Consumer, Non-cyclical — 16.6%

Commercial Services — 3.5%
ADT Security Corp. 6.25%, 10/15/21	195,000	206,212
3.50%, 7/15/22	485,000	478,937
4.125%, 6/15/23	300,000	295,125
Brink’s Co., 144A 4.625%, 10/15/27	150,000	143,250
Gartner, Inc., 144A 5.125%, 4/01/25	326,000	329,260

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Commercial Services (Continued)
Herc Rentals, Inc. 7.50%, 6/01/22, 144A	$197,000	$206,358
7.75%, 6/01/24, 144A (a)	174,000	186,450
Nielsen Co. Luxembourg SARL, 144A 5.50%, 10/01/21	425,000	429,781
Service Corp. International 5.375%, 1/15/22	68,000	68,850
5.375%, 5/15/24	325,000	333,125
4.625%, 12/15/27	220,000	218,075
United Rentals North America, Inc. 4.625%, 7/15/23	450,000	460,350
5.75%, 11/15/24	100,000	103,375
5.50%, 7/15/25	268,000	274,700
4.625%, 10/15/25	425,000	414,375
5.875%, 9/15/26	200,000	205,250
4.875%, 1/15/28	600,000	573,750
WEX, Inc., 144A 4.75%, 2/01/23	150,000	149,250

		5,076,473

Cosmetics/Personal Care — 0.6%
Avon Products, Inc. 6.60%, 3/15/20 (a)	200,000	204,250
Edgewell Personal Care Co. 4.70%, 5/24/22	310,000	313,047
First Quality Finance Co., Inc. 4.625%, 5/15/21, 144A	216,000	217,080
5.00%, 7/01/25, 144A	150,000	147,000

		881,377

Food — 1.8%
B&G Foods, Inc. 4.625%, 6/01/21	200,000	200,437
Darling Ingredients, Inc. 5.375%, 1/15/22	180,000	182,475
JBS USA LUX SA / JBS USA Finance, Inc. 7.25%, 6/01/21, 144A	250,000	253,125
5.875%, 7/15/24, 144A	200,000	206,350
5.75%, 6/15/25, 144A	400,000	406,500
Lamb Weston Holdings, Inc. 4.625%, 11/01/24, 144A	325,000	327,438
4.875%, 11/01/26, 144A	285,000	286,781
Post Holdings, Inc., 144A 5.50%, 3/01/25	350,000	352,188
TreeHouse Foods, Inc., 144A 6.00%, 2/15/24 (a)	225,000	232,594
US Foods, Inc., 144A 5.875%, 6/15/24	180,000	183,375

		2,631,263

Healthcare-Products — 0.9%
Hill-Rom Holdings, Inc., 144A 5.75%, 9/01/23	150,000	155,063
Hologic, Inc., 144A 4.375%, 10/15/25	500,000	493,750
Kinetic Concepts, Inc. / KCI USA, Inc., 144A 7.875%, 2/15/21	230,000	235,175

	Principal Amount	Value
Healthcare-Products (Continued)
Teleflex, Inc. 4.875%, 6/01/26	$334,000	$339,845
4.625%, 11/15/27	50,000	49,816

		1,273,649

Healthcare-Services — 7.9%
Catalent Pharma Solutions, Inc., 144A 4.875%, 1/15/26	150,000	149,250
Centene Corp. 5.625%, 2/15/21	470,000	477,050
4.75%, 5/15/22	225,000	230,062
6.125%, 2/15/24	500,000	524,062
4.75%, 1/15/25	395,000	398,950
5.375%, 6/01/26, 144A	700,000	728,000
Charles River Laboratories International, Inc., 144A 5.50%, 4/01/26	150,000	156,375
DaVita, Inc. 5.75%, 8/15/22	400,000	408,272
Encompass Health Corp. 5.75%, 11/01/24	376,000	381,283
HCA Healthcare, Inc. 6.25%, 2/15/21	413,000	433,790
HCA, Inc. 7.50%, 2/15/22	755,000	829,556
5.875%, 5/01/23	350,000	371,000
5.375%, 2/01/25	875,000	909,729
5.875%, 2/15/26	525,000	555,844
5.375%, 9/01/26	350,000	359,625
5.625%, 9/01/28	600,000	621,750
5.875%, 2/01/29	325,000	341,250
MEDNAX, Inc., 144A 5.25%, 12/01/23	275,000	278,781
Molina Healthcare, Inc. 5.375%, 11/15/22	200,000	206,938
Select Medical Corp. 6.375%, 6/01/21	200,000	201,500
Tenet Healthcare Corp. 4.75%, 6/01/20	150,000	152,250
6.00%, 10/01/20	150,000	155,625
4.50%, 4/01/21	550,000	559,625
4.375%, 10/01/21	490,000	498,575
4.625%, 7/15/24	700,000	700,875
WellCare Health Plans, Inc. 5.25%, 4/01/25	400,000	409,880
5.375%, 8/15/26, 144A	250,000	257,813

		11,297,710

Household Products/Wares — 0.5%
Prestige Brands, Inc., 144A 5.375%, 12/15/21	125,000	125,860
Spectrum Brands, Inc. 6.625%, 11/15/22	200,000	205,000
5.75%, 7/15/25	329,000	323,654

		654,514

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Pharmaceuticals — 1.4%
Bausch Health Cos., Inc. 6.50%, 3/15/22, 144A	$460,000	$477,250
7.00%, 3/15/24, 144A	750,000	792,187
Elanco Animal Health, Inc. 3.912%, 8/27/21, 144A	100,000	101,168
4.272%, 8/28/23, 144A	350,000	355,557
4.90%, 8/28/28, 144A	250,000	259,903

		1,986,065

Energy — 15.7%

Coal — 0.1%
Peabody Energy Corp., 144A 6.00%, 3/31/22	175,000	177,188

Energy-Alternate Sources — 0.2%
TerraForm Power Operating LLC, 144A 4.25%, 1/31/23	208,000	207,108

Oil & Gas — 7.9%
Aker BP ASA 6.00%, 7/01/22, 144A	100,000	103,020
5.875%, 3/31/25, 144A	150,000	154,522
Antero Resources Corp. 5.375%, 11/01/21	725,000	730,437
5.625%, 6/01/23	40,000	40,250
5.00%, 3/01/25 (a)	425,000	410,125
Baytex Energy Corp., 144A 5.125%, 6/01/21	236,000	233,640
Callon Petroleum Co. 6.125%, 10/01/24	250,000	253,125
Chesapeake Energy Corp. 6.625%, 8/15/20	287,000	295,610
CNX Resources Corp. 5.875%, 4/15/22	475,000	480,937
Continental Resources, Inc. 5.00%, 9/15/22	460,000	465,279
4.50%, 4/15/23	600,000	612,052
3.80%, 6/01/24	250,000	247,204
4.375%, 1/15/28	410,000	409,074
Diamondback Energy, Inc. 4.75%, 11/01/24, 144A	350,000	355,687
4.75%, 11/01/24	86,000	87,397
5.375%, 5/31/25	300,000	311,250
Endeavor Energy Resources LP / EER Finance, Inc. 5.50%, 1/30/26, 144A	150,000	157,687
5.75%, 1/30/28, 144A	205,000	219,350
Hilcorp Energy I LP / Hilcorp Finance Co., 144A 5.00%, 12/01/24	150,000	144,937
Matador Resources Co. 5.875%, 9/15/26	350,000	350,000
Murphy Oil Corp. 4.00%, 6/01/22	200,000	198,516
4.45%, 12/01/22	250,000	249,078
6.875%, 8/15/24	150,000	158,813
5.75%, 8/15/25	190,000	193,442
Nabors Industries, Inc. 5.00%, 9/15/20	300,000	302,625

	Principal Amount	Value
Oil & Gas (Continued)
Parsley Energy LLC / Parsley Finance Corp. 6.25%, 6/01/24, 144A	$215,000	$220,913
5.375%, 1/15/25, 144A	250,000	251,875
5.25%, 8/15/25, 144A	350,000	348,145
QEP Resources, Inc. 5.375%, 10/01/22	200,000	197,250
5.25%, 5/01/23	200,000	193,500
Range Resources Corp. 5.75%, 6/01/21	150,000	152,625
5.00%, 3/15/23	402,000	389,940
Seven Generations Energy Ltd. 6.75%, 5/01/23, 144A	200,000	205,500
6.875%, 6/30/23, 144A	210,000	216,825
5.375%, 9/30/25, 144A	200,000	193,250
SM Energy Co. 6.125%, 11/15/22	150,000	150,000
Sunoco LP / Sunoco Finance Corp. 4.875%, 1/15/23	350,000	355,250
5.50%, 2/15/26	200,000	199,160
Whiting Petroleum Corp. 5.75%, 3/15/21	275,000	279,813
WPX Energy, Inc. 6.00%, 1/15/22	389,000	403,588
5.25%, 9/15/24 (a)	250,000	250,313
5.75%, 6/01/26	200,000	202,000

		11,374,004

Pipelines — 7.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.375%, 9/15/24	200,000	201,000
5.75%, 3/01/27, 144A	250,000	252,500
Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A 6.125%, 11/15/22	250,000	254,687
Cheniere Corpus Christi Holdings LLC 7.00%, 6/30/24	400,000	444,000
5.875%, 3/31/25	650,000	693,881
5.125%, 6/30/27	475,000	485,687
Cheniere Energy Partners LP 5.25%, 10/01/25	530,000	538,612
5.625%, 10/01/26, 144A	386,000	394,202
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.25%, 4/01/23	115,000	118,625
5.75%, 4/01/25	275,000	278,180
DCP Midstream Operating LP 4.75%, 9/30/21, 144A	300,000	306,000
3.875%, 3/15/23	150,000	149,250
5.375%, 7/15/25	276,000	287,730
Energy Transfer LP 7.50%, 10/15/20	325,000	346,125
4.25%, 3/15/23	355,000	360,396
5.875%, 1/15/24	405,000	435,375
5.50%, 6/01/27	400,000	421,000
EnLink Midstream Partners LP 4.40%, 4/01/24	320,000	312,000
4.85%, 7/15/26	306,000	300,645

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Pipelines (Continued)
Genesis Energy LP / Genesis Energy Finance Corp. 6.75%, 8/01/22	$300,000	$306,750
NGPL PipeCo LLC 4.375%, 8/15/22, 144A	300,000	304,500
4.875%, 8/15/27, 144A	250,000	252,422
NuStar Logistics LP 4.80%, 9/01/20	220,000	223,850
5.625%, 4/28/27	150,000	150,938
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 4.75%, 10/01/23, 144A	125,000	125,156
5.50%, 9/15/24, 144A	263,000	269,983
5.50%, 1/15/28, 144A	250,000	250,625
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.25%, 5/01/23	200,000	203,248
4.25%, 11/15/23	150,000	148,500
6.75%, 3/15/24	295,000	310,119
5.125%, 2/01/25	200,000	202,000
5.875%, 4/15/26, 144A	390,000	407,550
5.375%, 2/01/27	350,000	353,504
6.50%, 7/15/27, 144A	250,000	265,000
5.00%, 1/15/28	145,000	141,194
6.875%, 1/15/29, 144A	200,000	213,375

		10,708,609

Financial — 8.9%

Banks — 1.0%
CIT Group, Inc. 4.125%, 3/09/21	250,000	252,500
5.00%, 8/15/22	325,000	336,375
5.00%, 8/01/23	361,000	375,584
4.75%, 2/16/24	200,000	204,000
5.25%, 3/07/25	120,000	126,000
6.125%, 3/09/28	100,000	108,750

		1,403,209

Diversified Financial Services — 2.6%
Ally Financial, Inc. 8.00%, 3/15/20	400,000	419,500
7.50%, 9/15/20	500,000	531,875
5.125%, 9/30/24	350,000	368,375
4.625%, 3/30/25	375,000	383,325
5.75%, 11/20/25	350,000	372,312
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A 5.25%, 3/15/22	253,000	257,428
Navient Corp. Series MTN, 8.00%, 3/25/20	341,000	356,969
5.00%, 10/26/20	300,000	304,587
Springleaf Finance Corp. 8.25%, 12/15/20	275,000	295,144
7.75%, 10/01/21	300,000	323,148
Vantiv LLC / Vanitv Issuer Corp., 144A 4.375%, 11/15/25	120,000	116,250

		3,728,913

	Principal Amount	Value
Insurance — 0.1%
Radian Group, Inc. 4.50%, 10/01/24	$150,000	$146,625

Real Estate — 0.1%
Realogy Group LLC / Realogy Co.-Issuer Corp., 144A 5.25%, 12/01/21	150,000	149,813

Real Estate Investment Trusts — 4.0%
CyrusOne LP / CyrusOne Finance Corp. 5.00%, 3/15/24	200,000	204,000
5.375%, 3/15/27	170,000	173,400
Equinix, Inc. 5.375%, 1/01/22	620,000	638,987
5.75%, 1/01/25	175,000	182,875
5.875%, 1/15/26	350,000	367,500
5.375%, 5/15/27	400,000	415,000
Iron Mountain, Inc., 144A 4.375%, 6/01/21	400,000	400,000
iStar, Inc. 4.625%, 9/15/20	150,000	151,125
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 5.625%, 5/01/24	335,000	347,144
4.50%, 9/01/26	250,000	240,832
5.75%, 2/01/27, 144A	250,000	256,250
MPT Operating Partnership LP / MPT Finance Corp. 6.375%, 3/01/24	150,000	157,875
5.25%, 8/01/26	515,000	524,656
5.00%, 10/15/27	254,000	252,730
SBA Communications Corp. 4.875%, 7/15/22	150,000	152,250
4.00%, 10/01/22	450,000	447,750
4.875%, 9/01/24	350,000	350,875
Starwood Property Trust, Inc. 3.625%, 2/01/21	150,000	149,438
5.00%, 12/15/21	300,000	307,125

		5,719,812

Venture Capital — 1.1%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.00%, 8/01/20	728,000	736,190
5.875%, 2/01/22	424,000	430,360
6.25%, 2/01/22	400,000	412,920

		1,579,470

Industrial — 10.3%

Aerospace/Defense — 2.6%
Arconic, Inc. 6.15%, 8/15/20	345,000	357,506
5.40%, 4/15/21	300,000	309,703
5.87%, 2/23/22 (a)	450,000	471,937
5.125%, 10/01/24	368,000	365,470
Bombardier, Inc., 144A 7.75%, 3/15/20	400,000	419,040

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Aerospace/Defense (Continued)
TransDigm, Inc. 6.00%, 7/15/22	$400,000	$408,400
6.25%, 3/15/26, 144A	1,400,000	1,435,000

		3,767,056

Building Materials — 0.2%
Standard Industries, Inc., 144A 5.50%, 2/15/23	150,000	153,750
USG Corp., 144A 4.875%, 6/01/27	175,000	177,130

		330,880

Electronics — 0.4%
Itron, Inc., 144A 5.00%, 1/15/26	150,000	146,250
Sensata Technologies BV 4.875%, 10/15/23, 144A	250,000	257,812
5.625%, 11/01/24, 144A	100,000	105,375

		509,437

Engineering & Construction — 0.3%
AECOM 5.875%, 10/15/24	349,000	365,421
MasTec, Inc. 4.875%, 3/15/23	125,000	125,781

		491,202

Environmental Control — 0.3%
Advanced Disposal Services, Inc., 144A 5.625%, 11/15/24	150,000	152,250
Clean Harbors, Inc. 5.125%, 6/01/21	300,000	300,750

		453,000

Hand/Machine Tools — 0.3%
Colfax Corp. 6.00%, 2/15/24, 144A	200,000	206,750
6.375%, 2/15/26, 144A	150,000	156,562

		363,312

Machinery-Diversified — 0.1%
Welbilt, Inc. 9.50%, 2/15/24	150,000	162,000

Packaging & Containers — 4.3%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 4.25%, 9/15/22, 144A	250,000	250,175
4.625%, 5/15/23, 144A	300,000	303,000
Ball Corp. 4.375%, 12/15/20	514,000	525,565
5.00%, 3/15/22	200,000	207,875
4.00%, 11/15/23	100,000	100,500
5.25%, 7/01/25	550,000	578,875
4.875%, 3/15/26	200,000	204,500
Berry Global, Inc. 5.50%, 5/15/22	175,000	177,844
5.125%, 7/15/23	350,000	351,750
4.50%, 2/15/26, 144A	150,000	142,312

	Principal Amount	Value
Packaging & Containers (Continued)
Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, 1/15/23	$305,000	$308,812
Graphic Packaging International LLC 4.75%, 4/15/21	227,000	231,540
Owens-Brockway Glass Container, Inc. 5.00%, 1/15/22, 144A (a)	170,000	175,493
5.875%, 8/15/23, 144A	250,000	264,063
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.75%, 10/15/20	1,066,018	1,069,483
5.125%, 7/15/23, 144A	575,000	575,719
Sealed Air Corp. 6.50%, 12/01/20, 144A	100,000	104,500
5.125%, 12/01/24, 144A	225,000	232,551
5.50%, 9/15/25, 144A	300,000	313,500

		6,118,057

Transportation — 0.5%
XPO Logistics, Inc. 6.50%, 6/15/22, 144A	504,000	514,710
6.125%, 9/01/23, 144A	150,000	150,188

		664,898

Trucking & Leasing — 1.3%
Avolon Holdings Funding Ltd. 5.50%, 1/15/23, 144A	270,000	277,479
5.125%, 10/01/23, 144A	300,000	303,750
Park Aerospace Holdings Ltd. 5.25%, 8/15/22, 144A	600,000	615,726
4.50%, 3/15/23, 144A	320,000	318,400
5.50%, 2/15/24, 144A	400,000	414,500

		1,929,855

Technology — 5.4%

Computers — 1.5%
Dell International LLC / EMC Corp., 144A 5.875%, 6/15/21	717,000	731,651
Dell, Inc. 4.625%, 4/01/21	100,000	101,687
EMC Corp. 2.65%, 6/01/20	635,000	629,088
3.375%, 6/01/23	350,000	336,317
Leidos Holdings, Inc. 4.45%, 12/01/20	200,000	204,870
NCR Corp. 4.625%, 2/15/21	200,000	199,500

		2,203,113

Office/Business Equipment — 0.9%
CDW LLC / CDW Finance Corp. 5.00%, 9/01/23	150,000	151,875
5.50%, 12/01/24	200,000	209,500
5.00%, 9/01/25	250,000	252,500
Pitney Bowes, Inc. 3.875%, 10/01/21	200,000	195,000

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Office/Business Equipment (Continued)
Xerox Corp. 4.50%, 5/15/21	$400,000	$407,000

		1,215,875

Semiconductors — 0.1%
Amkor Technology, Inc. 6.375%, 10/01/22	161,000	162,610

Software — 2.9%
CDK Global, Inc. 5.00%, 10/15/24	180,000	183,150
First Data Corp. 5.375%, 8/15/23, 144A	565,000	579,481
5.00%, 1/15/24, 144A	646,000	663,368
5.75%, 1/15/24, 144A	706,000	729,439
IQVIA, Inc. 4.875%, 5/15/23, 144A	270,000	275,400
5.00%, 10/15/26, 144A	400,000	408,500
MSCI, Inc. 5.25%, 11/15/24, 144A	500,000	515,000
5.75%, 8/15/25, 144A	100,000	104,500
5.375%, 5/15/27, 144A	354,000	366,390
Open Text Corp., 144A 5.625%, 1/15/23	320,000	330,000

		4,155,228

Utilities — 3.5%

Electric — 3.5%
AES Corp. 4.00%, 3/15/21	100,000	100,561
4.50%, 3/15/23	50,000	50,500
4.875%, 5/15/23	410,000	414,997
5.50%, 4/15/25	185,000	191,244
6.00%, 5/15/26	225,000	237,938
5.125%, 9/01/27	150,000	154,500
Calpine Corp. 6.00%, 1/15/22, 144A	250,000	254,375
5.875%, 1/15/24, 144A	200,000	204,500

	Principal Amount	Value
Electric (Continued)
NextEra Energy Operating Partners LP 4.25%, 9/15/24, 144A	$325,000	$320,531
4.50%, 9/15/27, 144A	105,000	100,406
NRG Energy, Inc. 6.25%, 5/01/24	350,000	363,125
7.25%, 5/15/26	300,000	325,125
6.625%, 1/15/27	471,000	502,645
5.75%, 1/15/28	256,000	263,680
Vistra Energy Corp. 5.875%, 6/01/23	200,000	206,250
7.625%, 11/01/24	342,000	364,230
Vistra Operations Co. LLC 5.50%, 9/01/26, 144A	375,000	390,000
5.625%, 2/15/27, 144A	550,000	567,875

		5,012,482

TOTAL CORPORATE BONDS (Cost $140,785,795)		141,226,806

	Number of Shares
SECURITIES LENDING COLLATERAL — 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31% (b)(c) (Cost $2,001,021)	2,001,021	2,001,021

CASH EQUIVALENTS — 1.6%
DWS Government Money Market Series “Institutional Shares”, 2.38% (b) (Cost $2,298,360)	2,298,360	2,298,360

TOTAL INVESTMENTS — 101.4% (Cost $145,085,176)		$145,526,187
Other assets and liabilities, net — (1.4%)		(2,013,757)

NET ASSETS — 100.0%		$143,512,430

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
SECURITIES LENDING COLLATERAL — 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31% (b)(c)
2,990,054	—	(989,033	)(d)	—	—	7,497	—	2,001,021	2,001,021

CASH EQUIVALENTS — 1.6%
DWS Government Money Market Series “Institutional Shares”, 2.38% (b)
—	10,506,275	(8,207,915)		—	—	16,584	—	2,298,360	2,298,360

2,990,054	10,506,275	(9,196,948)		—	—	24,081	—	4,299,381	4,299,381

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2019 amounted to $2,706,437, which is 1.9% of net assets.

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2019 (Unaudited)

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $806,301.

(d)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2019.

MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$141,226,806	$—	$141,226,806
Short-Term Investments (e)	4,299,381	—	—	4,299,381

TOTAL	$4,299,381	$141,226,806	$—	$145,526,187

(e)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF

February 28, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 97.0%

Basic Materials — 5.6%

Chemicals — 3.0%
Ashland LLC 4.75%, 8/15/22	$116,000	$119,625
CF Industries, Inc. 7.125%, 5/01/20	283,000	293,966
Chemours Co. 6.625%, 5/15/23 (a)	117,000	121,832
Hexion, Inc. 6.625%, 4/15/20	200,000	171,000
10.375%, 2/01/22, 144A (a)	47,000	40,067
Huntsman International LLC 4.875%, 11/15/20	165,000	169,146
Momentive Performance Materials, Inc. 3.88%, 10/24/21	73,000	78,931
NOVA Chemicals Corp., 144A 5.25%, 8/01/23	89,000	88,444
OCI NV, 144A 6.625%, 4/15/23	44,000	45,705
PolyOne Corp. 5.25%, 3/15/23	89,000	91,448
WR Grace & Co.-Conn, 144A 5.125%, 10/01/21	111,000	114,762

		1,334,926

Iron/Steel — 0.6%
AK Steel Corp. 7.625%, 10/01/21	34,000	34,425
Allegheny Technologies, Inc. 5.95%, 1/15/21	32,000	33,050
7.875%, 8/15/23	70,000	76,933
Steel Dynamics, Inc. 5.125%, 10/01/21	134,000	134,921

		279,329

Mining — 2.0%
Aleris International, Inc., 144A 10.75%, 7/15/23	45,000	47,025
FMG Resources August 2006 Pty Ltd., 144A 4.75%, 5/15/22	169,000	169,634
Freeport-McMoRan, Inc. 4.00%, 11/14/21	89,000	89,334
3.55%, 3/01/22	178,000	176,442
6.875%, 2/15/23	89,000	94,340
3.875%, 3/15/23	178,000	175,860
Joseph T Ryerson & Son, Inc., 144A 11.00%, 5/15/22	134,000	140,868

		893,503

Communications — 21.4%

Advertising — 0.3%
Lamar Media Corp. 5.00%, 5/01/23	54,000	55,215
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.25%, 2/15/22	66,000	67,257

		122,472

	Principal Amount	Value
Internet — 1.4%
Netflix, Inc. 5.375%, 2/01/21	$111,000	$115,024
5.50%, 2/15/22	88,000	92,510
Symantec Corp. 4.20%, 9/15/20	89,000	90,035
3.95%, 6/15/22	89,000	89,019
VeriSign, Inc. 4.625%, 5/01/23	89,000	90,741
Zayo Group LLC / Zayo Capital, Inc. 6.00%, 4/01/23	134,000	136,345

		613,674

Media — 8.7%
Altice Financing SA, 144A 6.625%, 2/15/23	200,000	205,000
Altice Luxembourg SA, 144A 7.75%, 5/15/22	325,000	324,187
AMC Networks, Inc. 4.75%, 12/15/22	66,000	67,072
Cablevision Systems Corp. 8.00%, 4/15/20	169,000	177,450
5.875%, 9/15/22	22,000	22,749
CCO Holdings LLC / CCO Holdings Capital Corp. 5.25%, 9/30/22	298,000	304,332
4.00%, 3/01/23, 144A (a)	218,000	215,820
Clear Channel Worldwide Holdings, Inc. Series A, 6.50%, 11/15/22	96,000	98,520
Series B, 6.50%, 11/15/22	216,000	221,940
CSC Holdings LLC 6.75%, 11/15/21	89,000	95,008
5.125%, 12/15/21, 144A	294,000	295,658
5.375%, 7/15/23, 144A	200,000	206,040
DISH DBS Corp. 7.875%, 9/01/19	168,000	171,780
5.125%, 5/01/20	134,000	135,340
6.75%, 6/01/21	178,000	182,450
5.875%, 7/15/22	156,000	149,565
5.00%, 3/15/23	200,000	178,750
Quebecor Media, Inc. 5.75%, 1/15/23	158,000	164,468
Sinclair Television Group, Inc. 5.375%, 4/01/21	89,000	89,334
Sirius XM Radio, Inc., 144A 3.875%, 8/01/22	218,000	218,273
TEGNA, Inc. 6.375%, 10/15/23	133,000	137,988
Tribune Media Co. 5.875%, 7/15/22	103,000	105,318
Univision Communications, Inc., 144A 5.125%, 5/15/23	116,000	105,560

		3,872,602

Telecommunications — 11.0%
Anixter, Inc. 5.125%, 10/01/21	66,000	67,898

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Telecommunications (Continued)
CenturyLink, Inc. Series V, 5.625%, 4/01/20	$89,000	$90,696
Series S, 6.45%, 6/15/21	156,000	162,427
Series T, 5.80%, 3/15/22	200,000	206,250
Series W, 6.75%, 12/01/23 (a)	45,000	46,842
CommScope, Inc., 144A 5.00%, 6/15/21	92,000	92,460
Consolidated Communications, Inc. 6.50%, 10/01/22	36,000	33,750
Frontier Communications Corp. 7.125%, 3/15/19 (a)	45,000	45,056
8.75%, 4/15/22	102,000	70,125
10.50%, 9/15/22 (a)	196,000	141,120
7.125%, 1/15/23	84,000	49,980
GTH Finance BV, 144A 7.25%, 4/26/23	200,000	213,389
Hughes Satellite Systems Corp. 6.50%, 6/15/19	111,000	111,902
7.625%, 6/15/21	178,000	191,350
Inmarsat Finance PLC, 144A 4.875%, 5/15/22	50,000	50,250
Intelsat Connect Finance SA, 144A 9.50%, 2/15/23	111,000	107,948
Intelsat Jackson Holdings SA 9.50%, 9/30/22, 144A	54,000	62,775
5.50%, 8/01/23	232,000	212,860
Intelsat Luxembourg SA 7.75%, 6/01/21 (a)	191,000	187,180
8.125%, 6/01/23	75,000	63,000
Level 3 Financing, Inc. 5.375%, 8/15/22	89,000	89,779
5.625%, 2/01/23	134,000	135,340
5.125%, 5/01/23	59,000	59,595
5.375%, 1/15/24	100,000	100,750
Level 3 Parent LLC 5.75%, 12/01/22	65,000	65,894
Nokia OYJ 3.375%, 6/12/22	111,000	109,024
Qwest Corp. 6.75%, 12/01/21	111,000	118,470
Sprint Communications, Inc. 7.00%, 3/01/20, 144A	95,000	98,325
7.00%, 8/15/20	138,000	144,196
11.50%, 11/15/21	178,000	208,224
6.00%, 11/15/22	200,000	203,400
Sprint Corp. 7.25%, 9/15/21	223,000	236,101
7.875%, 9/15/23	477,000	511,707
Telecom Italia Capital SA 7.175%, 6/18/19	26,000	26,307
Telefonaktiebolaget LM Ericsson 4.125%, 5/15/22	119,000	120,367
T-Mobile USA, Inc. 4.00%, 4/15/22	89,000	89,445
6.00%, 3/01/23	62,000	63,860
VEON Holdings BV, 144A 3.95%, 6/16/21	200,000	197,000

	Principal Amount	Value
Telecommunications (Continued)
WTT Investment Ltd., 144A 5.50%, 11/21/22	$112,000	$111,187

		4,896,229

Consumer, Cyclical — 11.8%

Airlines — 0.8%
American Airlines Group, Inc. 5.50%, 10/01/19, 144A	89,000	90,112
4.625%, 3/01/20, 144A	186,000	187,860
Virgin Australia Holdings Ltd., 144A 8.50%, 11/15/19	58,000	59,363

		337,335

Auto Manufacturers — 1.4%
Fiat Chrysler Automobiles NV 4.50%, 4/15/20	100,000	101,000
5.25%, 4/15/23	250,000	254,625
Jaguar Land Rover Automotive PLC 4.25%, 11/15/19, 144A	50,000	49,938
3.50%, 3/15/20, 144A (a)	200,000	198,190

		603,753

Auto Parts & Equipment — 0.3%
American Axle & Manufacturing, Inc. 6.625%, 10/15/22 (a)	45,000	46,181
Goodyear Tire & Rubber Co. 5.125%, 11/15/23 (a)	89,000	89,111

		135,292

Distribution/Wholesale — 0.1%
LKQ Corp. 4.75%, 5/15/23	68,000	68,680

Entertainment — 1.6%
Cinemark USA, Inc. 5.125%, 12/15/22	187,000	190,506
4.875%, 6/01/23	60,000	60,075
International Game Technology PLC, 144A 6.25%, 2/15/22	175,000	183,750
Scientific Games International, Inc. 10.00%, 12/01/22	245,000	258,475

		692,806

Food Service — 0.1%
Aramark Services, Inc. 5.125%, 1/15/24	50,000	51,250

Home Builders — 1.9%
Beazer Homes USA, Inc. 8.75%, 3/15/22	134,000	139,527
K Hovnanian Enterprises, Inc., 144A 10.00%, 7/15/22	45,000	36,337
KB Home 7.00%, 12/15/21	89,000	94,451
Lennar Corp. 4.50%, 11/15/19	22,000	22,138
8.375%, 1/15/21	87,000	94,286
4.125%, 1/15/22	134,000	133,833
4.75%, 11/15/22	45,000	46,167

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Home Builders (Continued)
Mattamy Group Corp., 144A 6.875%, 12/15/23	$45,000	$44,888
PulteGroup, Inc. 4.25%, 3/01/21	100,000	101,125
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 144A 5.25%, 4/15/21	80,000	80,400
Toll Brothers Finance Corp. 4.375%, 4/15/23	62,000	62,279

		855,431

Home Furnishings — 0.2%
Tempur Sealy International, Inc. 5.625%, 10/15/23	89,000	90,113

Leisure Time — 0.3%
24 Hour Fitness Worldwide, Inc., 144A 8.00%, 6/01/22 (a)	66,000	65,010
Sabre GLBL, Inc., 144A 5.375%, 4/15/23	66,000	67,650

		132,660

Lodging — 2.5%
Boyd Gaming Corp. 6.875%, 5/15/23	111,000	116,411
Diamond Resorts International, Inc., 144A 7.75%, 9/01/23	59,000	59,442
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 144A 6.75%, 11/15/21	89,000	91,892
MGM Resorts International 5.25%, 3/31/20	223,000	227,516
6.625%, 12/15/21	89,000	95,008
7.75%, 3/15/22	66,000	72,600
6.00%, 3/15/23	200,000	209,750
Studio City Co. Ltd., 144A 7.25%, 11/30/21	100,000	104,030
Wyndham Destinations, Inc. 4.25%, 3/01/22	90,000	89,780
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A 4.25%, 5/30/23	54,000	53,528

		1,119,957

Retail — 2.5%
1011778 BC ULC / New Red Finance, Inc., 144A 4.625%, 1/15/22	202,000	203,263
Ferrellgas LP / Ferrellgas Finance Corp. 6.50%, 5/01/21 (a)	54,000	48,600
6.75%, 1/15/22	54,000	48,330
6.75%, 6/15/23 (a)	45,000	40,500
Group 1 Automotive, Inc. 5.00%, 6/01/22	45,000	45,394
JC Penney Corp., Inc., 144A 5.875%, 7/01/23 (a)	58,000	49,880
L Brands, Inc. 6.625%, 4/01/21	45,000	47,025

	Principal Amount	Value
Retail (Continued)
6.694%, 1/15/27	$62,000	$59,055
Neiman Marcus Group Ltd. LLC, 144A 8.00%, 10/15/21	98,000	51,450
Penske Automotive Group, Inc. 5.75%, 10/01/22	89,000	90,780
PetSmart, Inc., 144A 7.125%, 3/15/23	193,000	131,722
QVC, Inc. 5.125%, 7/02/22	134,000	139,710
Rite Aid Corp., 144A 6.125%, 4/01/23	201,000	172,106

		1,127,815

Storage / Warehousing — 0.1%
Algeco Global Finance PLC, 144A 8.00%, 2/15/23	25,000	25,062

Consumer, Non-cyclical — 18.4%

Commercial Services — 5.3%
ADT Security Corp. 6.25%, 10/15/21	178,000	188,235
4.125%, 6/15/23	133,000	130,839
Ahern Rentals, Inc., 144A 7.375%, 5/15/23	45,000	41,737
APX Group, Inc. 8.75%, 12/01/20	178,000	177,777
7.875%, 12/01/22	103,000	102,742
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, 4/01/23 (a)	71,000	72,065
Herc Rentals, Inc., 144A 7.50%, 6/01/22	133,000	139,318
Hertz Corp. 5.875%, 10/15/20	170,000	170,000
7.375%, 1/15/21 (a)	73,000	73,137
7.625%, 6/01/22, 144A	107,000	109,675
6.25%, 10/15/22	36,000	34,290
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 144A 6.375%, 8/01/23	134,000	135,340
Monitronics International, Inc. 9.125%, 4/01/20	46,000	11,270
Nielsen Co. Luxembourg SARL, 144A 5.50%, 10/01/21	111,000	112,249
Nielsen Finance LLC / Nielsen Finance Co. 4.50%, 10/01/20	45,000	45,113
5.00%, 4/15/22, 144A	224,000	224,560
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A 9.25%, 5/15/23	215,000	227,255
Service Corp. International 5.375%, 1/15/22	196,000	198,450
United Rentals North America, Inc. 4.625%, 7/15/23	89,000	91,047
WEX, Inc., 144A 4.75%, 2/01/23	89,000	88,555

		2,373,654

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Cosmetics/Personal Care — 0.6%
Avon Products, Inc. 6.60%, 3/15/20	$45,000	$45,956
7.00%, 3/15/23 (a)	66,000	63,690
Edgewell Personal Care Co. 4.70%, 5/24/22	89,000	89,875
Revlon Consumer Products Corp. 5.75%, 2/15/21 (a)	66,000	57,585

		257,106

Food — 1.0%
B&G Foods, Inc. 4.625%, 6/01/21	45,000	45,098
Darling Ingredients, Inc. 5.375%, 1/15/22	198,000	200,723
JBS Investments GmbH, 144A 6.25%, 2/05/23	200,000	202,552

		448,373

Healthcare-Products — 1.6%
Hill-Rom Holdings, Inc., 144A 5.75%, 9/01/23	71,000	73,396
Kinetic Concepts, Inc. / KCI USA, Inc., 144A 12.50%, 11/01/21	101,000	109,585
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 4.875%, 4/15/20, 144A	111,000	111,011
5.75%, 8/01/22, 144A (a)	89,000	84,105
5.625%, 10/15/23, 144A	134,000	117,879
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144A 6.625%, 5/15/22	143,000	138,353
Sotera Health Holdings LLC, 144A 6.50%, 5/15/23	79,000	79,790

		714,119

Healthcare-Services — 7.3%
Acadia Healthcare Co., Inc. 5.625%, 2/15/23	89,000	88,777
Centene Corp. 5.625%, 2/15/21	214,000	217,210
4.75%, 5/15/22	104,000	106,340
CHS/Community Health Systems, Inc. 5.125%, 8/01/21 (a)	45,000	44,212
6.875%, 2/01/22 (a)	238,000	157,080
6.25%, 3/31/23	268,000	258,955
11.00%, 6/30/23, 144A (a)	156,000	143,910
8.625%, 1/15/24, 144A (a)	100,000	103,250
8.125%, 6/30/24, 144A (a)	134,000	113,230
DaVita, Inc. 5.75%, 8/15/22	111,000	113,295
HCA Healthcare, Inc. 6.25%, 2/15/21	78,000	81,927
HCA, Inc. 7.50%, 2/15/22	200,000	219,750
5.875%, 5/01/23	150,000	159,000
Molina Healthcare, Inc. 5.375%, 11/15/22	111,000	114,850

	Principal Amount	Value
Healthcare-Services (Continued)
Quorum Health Corp. 11.625%, 4/15/23 (a)	$49,000	$45,203
RegionalCare Hospital Partners Holdings, Inc., 144A 8.25%, 5/01/23	84,000	89,985
Surgery Center Holdings, Inc., 144A 8.875%, 4/15/21 (a)	40,000	40,900
Tenet Healthcare Corp. 4.75%, 6/01/20	186,000	188,790
6.00%, 10/01/20	186,000	192,975
4.50%, 4/01/21	89,000	90,558
4.375%, 10/01/21	134,000	136,345
8.125%, 4/01/22	357,000	382,436
6.75%, 6/15/23	134,000	137,853

		3,226,831

Household Products/Wares — 0.2%
Spectrum Brands, Inc. 6.625%, 11/15/22	89,000	91,225

Pharmaceuticals — 2.4%
Bausch Health Cos., Inc. 6.50%, 3/15/22, 144A	134,000	139,025
5.50%, 3/01/23, 144A	178,000	177,777
5.875%, 5/15/23, 144A	303,000	302,621
Elanco Animal Health, Inc., 144A 4.272%, 8/28/23	100,000	101,588
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 144A 6.00%, 7/15/23	200,000	166,750
Endo Finance LLC, 144A 5.75%, 1/15/22	85,000	79,900
Endo Finance LLC / Endo Finco, Inc., 144A 5.375%, 1/15/23	93,000	77,132

		1,044,793

Energy — 12.8%

Coal — 0.1%
Peabody Energy Corp., 144A 6.00%, 3/31/22	75,000	75,938

Energy-Alternate Sources — 0.2%
TerraForm Power Operating LLC, 144A 4.25%, 1/31/23	89,000	88,618

Oil & Gas — 9.0%
Antero Resources Corp. 5.375%, 11/01/21	100,000	100,750
5.125%, 12/01/22	239,000	240,279
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A 10.00%, 4/01/22	58,000	62,785
Baytex Energy Corp., 144A 5.125%, 6/01/21	45,000	44,550
Bruin E&P Partners LLC, 144A 8.875%, 8/01/23	66,000	64,845
California Resources Corp., 144A 8.00%, 12/15/22 (a)	232,000	185,890

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Oil & Gas (Continued)
Calumet Specialty Products Partners LP / Calumet Finance Corp. 6.50%, 4/15/21 (a)	$112,000	$104,160
Carrizo Oil & Gas, Inc. 6.25%, 4/15/23 (a)	111,000	110,029
Chesapeake Energy Corp. 6.625%, 8/15/20	69,000	71,070
6.125%, 2/15/21	45,000	46,237
4.875%, 4/15/22 (a)	134,000	129,310
Citgo Holding, Inc., 144A 10.75%, 2/15/20	156,000	160,485
CITGO Petroleum Corp., 144A 6.25%, 8/15/22	73,000	73,000
CNX Resources Corp. 5.875%, 4/15/22	178,000	180,225
Continental Resources, Inc. 4.50%, 4/15/23	218,000	222,379
Denbury Resources, Inc. 9.25%, 3/31/22, 144A	111,000	111,832
7.50%, 2/15/24, 144A	50,000	44,875
Jones Energy Holdings LLC / Jones Energy Finance Corp., 144A 9.25%, 3/15/23 (a)	50,000	31,500
MEG Energy Corp., 144A 6.375%, 1/30/23	80,000	73,300
Murphy Oil Corp. 4.45%, 12/01/22	89,000	88,672
Nabors Industries, Inc. 5.00%, 9/15/20	178,000	179,557
4.625%, 9/15/21	45,000	44,269
5.50%, 1/15/23	66,000	62,205
Noble Holding International Ltd. 7.75%, 1/15/24 (a)	50,000	44,687
Oasis Petroleum, Inc. 6.875%, 3/15/22	89,000	89,111
PBF Holding Co. LLC / PBF Finance Corp. 7.00%, 11/15/23	50,000	51,375
QEP Resources, Inc. 5.375%, 10/01/22	89,000	87,776
5.25%, 5/01/23	36,000	34,830
Range Resources Corp. 5.00%, 8/15/22	54,000	53,460
5.00%, 3/15/23	111,000	107,670
Rowan Cos., Inc. 4.875%, 6/01/22	70,000	65,494
Sable Permian Resources Land LLC / AEPB Finance Corp. 7.125%, 11/01/20, 144A (a)	54,000	22,140
13.00%, 11/30/20, 144A	178,000	183,340
7.375%, 11/01/21, 144A (a)	36,000	14,760
Sanchez Energy Corp., 144A 7.25%, 2/15/23 (a)	60,000	52,050
SM Energy Co. 6.125%, 11/15/22	74,000	74,000
5.00%, 1/15/24 (a)	50,000	47,313
Sunoco LP / Sunoco Finance Corp. 4.875%, 1/15/23	156,000	158,340

	Principal Amount	Value
Oil & Gas (Continued)
Transocean, Inc. 5.80%, 10/15/22 (a)	$66,000	$64,680
9.00%, 7/15/23, 144A	111,000	117,521
Whiting Petroleum Corp. 5.75%, 3/15/21	98,000	99,715
6.25%, 4/01/23 (a)	45,000	45,450
WPX Energy, Inc. 6.00%, 1/15/22	149,000	154,588

		4,000,504

Oil & Gas Services — 1.0%
Bristow Group, Inc. 6.25%, 10/15/22	36,000	11,160
KCA Deutag UK Finance PLC 9.875%, 4/01/22, 144A	75,000	60,187
9.625%, 4/01/23, 144A	50,000	38,375
SESI LLC 7.125%, 12/15/21	89,000	82,770
Weatherford International Ltd. 7.75%, 6/15/21 (a)	89,000	80,100
4.50%, 4/15/22	89,000	61,633
8.25%, 6/15/23	66,000	47,355
9.875%, 2/15/24	75,000	54,375

		435,955

Pipelines — 2.5%
Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A 6.125%, 11/15/22	89,000	90,669
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.25%, 4/01/23	134,000	138,224
DCP Midstream Operating LP 3.875%, 3/15/23	89,000	88,555
Energy Transfer LP 7.50%, 10/15/20	105,000	111,825
4.25%, 3/15/23	89,000	90,353
Genesis Energy LP / Genesis Energy Finance Corp. 6.75%, 8/01/22	200,000	204,500
NGPL PipeCo LLC, 144A 4.375%, 8/15/22	89,000	90,335
NuStar Logistics LP 4.80%, 9/01/20	89,000	90,557
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144A 4.75%, 10/01/23	100,000	100,125
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.25%, 11/15/23	100,000	99,000

		1,104,143

Financial — 10.1%

Banks — 0.7%
CIT Group, Inc. 5.00%, 8/15/22	178,000	184,230
5.00%, 8/01/23	89,000	92,596

		276,826

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Diversified Financial Services — 5.5%
Ally Financial, Inc. 3.75%, 11/18/19	$147,000	$147,808
8.00%, 3/15/20	148,000	155,215
4.125%, 3/30/20	88,000	88,660
7.50%, 9/15/20	79,000	84,036
4.125%, 2/13/22	89,000	89,807
4.625%, 5/19/22	22,000	22,467
Blackstone CQP Holdco LP, 144A 6.50%, 3/20/21	223,000	223,279
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 144A 7.50%, 4/15/21	25,000	25,594
Jefferies Finance LLC / JFIN Co-Issuer Corp. 7.375%, 4/01/20, 144A	50,000	50,225
6.875%, 4/15/22, 144A	75,000	75,187
Lincoln Finance Ltd., 144A 7.375%, 4/15/21	100,000	102,125
Nationstar Mortgage Holdings, Inc., 144A 8.125%, 7/15/23	89,000	90,780
Navient Corp. Series MTN, 4.875%, 6/17/19	68,000	68,043
Series MTN, 8.00%, 3/25/20	200,000	209,366
5.00%, 10/26/20	111,000	112,697
5.875%, 3/25/21	89,000	91,002
Series MTN, 7.25%, 1/25/22	111,000	116,828
6.50%, 6/15/22	223,000	229,690
5.50%, 1/25/23	45,000	44,606
7.25%, 9/25/23	45,000	46,575
Springleaf Finance Corp. 7.75%, 10/01/21	178,000	191,734
6.125%, 5/15/22	89,000	92,783
5.625%, 3/15/23	89,000	90,669

		2,449,176

Insurance — 0.5%
Acrisure LLC / Acrisure Finance, Inc., 144A 8.125%, 2/15/24	100,000	102,562
Ardonagh Midco 3 PLC, 144A 8.625%, 7/15/23 (a)	50,000	44,250
Genworth Holdings, Inc. 7.625%, 9/24/21	79,000	77,440

		224,252

Real Estate — 0.3%
Realogy Group LLC / Realogy Co.-Issuer Corp. 5.25%, 12/01/21, 144A	89,000	88,889
4.875%, 6/01/23, 144A (a)	49,000	44,590

		133,479

Real Estate Investment Trusts — 2.4%
CBL & Associates LP 5.25%, 12/01/23 (a)	45,000	36,900
Equinix, Inc. 5.375%, 1/01/22	101,000	104,093
5.375%, 4/01/23	119,000	121,529
Iron Mountain, Inc. 4.375%, 6/01/21, 144A	89,000	89,000
6.00%, 8/15/23	104,000	106,860

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
iStar, Inc. 4.625%, 9/15/20	$66,000	$66,495
5.25%, 9/15/22	36,000	35,370
SBA Communications Corp. 4.875%, 7/15/22	89,000	90,335
4.00%, 10/01/22	89,000	88,555
Starwood Property Trust, Inc. 5.00%, 12/15/21	111,000	113,636
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 6.00%, 4/15/23, 144A	119,000	110,967
8.25%, 10/15/23	111,000	96,848

		1,060,588

Venture Capital — 0.7%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.875%, 2/01/22	223,000	226,345
6.25%, 2/01/22	89,000	91,875

		318,220

Industrial — 9.3%

Aerospace/Defense — 2.6%
Arconic, Inc. 5.40%, 4/15/21	197,000	203,371
5.87%, 2/23/22	200,000	209,750
Bombardier, Inc. 7.75%, 3/15/20, 144A	134,000	140,379
8.75%, 12/01/21, 144A	111,000	122,516
5.75%, 3/15/22, 144A	91,000	91,637
6.00%, 10/15/22, 144A (a)	116,000	117,160
6.125%, 1/15/23, 144A	125,000	126,250
TransDigm, Inc. 6.00%, 7/15/22	134,000	136,814

		1,147,877

Building Materials — 0.6%
Griffon Corp. 5.25%, 3/01/22	108,000	107,055
Summit Materials LLC / Summit Materials Finance Corp. 6.125%, 7/15/23	165,000	169,950

		277,005

Electronics — 0.1%
Sensata Technologies BV, 144A 4.875%, 10/15/23	45,000	46,406

Engineering & Construction — 0.2%
MasTec, Inc. 4.875%, 3/15/23	66,000	66,413

Environmental Control — 0.1%
GFL Environmental, Inc., 144A 5.375%, 3/01/23	45,000	42,609

Packaging & Containers — 3.4%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144A 4.625%, 5/15/23	200,000	202,000

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Packaging & Containers (Continued)
Ball Corp. 5.00%, 3/15/22	$139,000	$144,473
4.00%, 11/15/23	112,000	112,560
Berry Global, Inc. 5.50%, 5/15/22	45,000	45,731
6.00%, 10/15/22	129,000	132,870
Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, 1/15/23	62,000	62,775
Graphic Packaging International LLC 4.75%, 4/15/21	45,000	45,900
Owens-Brockway Glass Container, Inc., 144A 5.00%, 1/15/22 (a)	174,000	179,622
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.75%, 10/15/20	259,721	260,565
5.125%, 7/15/23, 144A	156,000	156,195
Sealed Air Corp. 6.50%, 12/01/20, 144A	61,000	63,745
4.875%, 12/01/22, 144A	89,000	91,003

		1,497,439

Transportation — 0.6%
Hornbeck Offshore Services, Inc. 5.00%, 3/01/21 (a)	45,000	24,750
Kenan Advantage Group, Inc., 144A 7.875%, 7/31/23	45,000	44,016
XPO Logistics, Inc. 6.50%, 6/15/22, 144A	117,000	119,486
6.125%, 9/01/23, 144A	89,000	89,111

		277,363

Trucking & Leasing — 1.7%
Avolon Holdings Funding Ltd., 144A 5.125%, 10/01/23	89,000	90,112
Fortress Transportation & Infrastructure Investors LLC, 144A 6.75%, 3/15/22	125,000	127,750
Park Aerospace Holdings Ltd. 5.25%, 8/15/22, 144A	200,000	205,242
4.50%, 3/15/23, 144A	151,000	150,245
5.50%, 2/15/24, 144A	175,000	181,344

		754,693

Technology — 6.0%

Computers — 2.5%
Dell International LLC / EMC Corp., 144A 5.875%, 6/15/21	203,000	207,148
Dell, Inc. 5.875%, 6/15/19	198,000	200,228
EMC Corp. 2.65%, 6/01/20	89,000	88,171
3.375%, 6/01/23	125,000	120,113
Exela Intermediate LLC / Exela Finance, Inc., 144A 10.00%, 7/15/23	114,000	116,708

	Principal Amount	Value
Computers (Continued)
Harland Clarke Holdings Corp. 9.25%, 3/01/21, 144A (a)	$156,000	$155,220
8.375%, 8/15/22, 144A	45,000	42,244
NCR Corp. 5.00%, 7/15/22	89,000	89,435
6.375%, 12/15/23	89,000	90,510
Sungard Availability Services Capital, Inc., 144A 8.75%, 4/01/22	45,000	4,500

		1,114,277

Office/Business Equipment — 0.7%
CDW LLC / CDW Finance Corp. 5.00%, 9/01/23	66,000	66,825
Pitney Bowes, Inc. 4.95%, 4/01/23	89,000	84,105
Xerox Corp. 3.625%, 3/15/23	178,000	174,885

		325,815

Semiconductors — 0.2%
Amkor Technology, Inc. 6.375%, 10/01/22	72,000	72,720

Software — 2.6%
First Data Corp. 5.375%, 8/15/23, 144A	163,000	167,178
5.00%, 1/15/24, 144A	150,000	154,033
Infor US, Inc. 6.50%, 5/15/22	134,000	137,151
Informatica LLC, 144A 7.125%, 7/15/23	111,000	112,956
IQVIA, Inc., 144A 4.875%, 5/15/23	112,000	114,240
Open Text Corp., 144A 5.625%, 1/15/23		105,187
	102,000
Riverbed Technology, Inc., 144A 8.875%, 3/01/23 (a)	54,000	37,665
TIBCO Software, Inc., 144A 11.375%, 12/01/21	134,000	142,459
Veritas US, Inc. / Veritas Bermuda Ltd., 144A 7.50%, 2/01/23	200,000	191,000

		1,161,869

Utilities — 1.6%

Electric — 1.4%
AES Corp. 4.50%, 3/15/23	178,000	179,780
4.875%, 5/15/23	72,000	72,877
Calpine Corp. 6.00%, 1/15/22, 144A	95,000	96,662
5.375%, 1/15/23	111,000	110,168
5.50%, 2/01/24	100,000	96,625
Talen Energy Supply LLC, 144A 9.50%, 7/15/22 (a)	71,000	75,970

		632,082

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Gas — 0.2%
NGL Energy Partners LP / NGL Energy Finance Corp. 7.50%, 11/01/23	$66,000	$68,393

TOTAL CORPORATE BONDS (Cost $43,235,983)		43,061,650

	Number of Shares
SECURITIES LENDING COLLATERAL — 7.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31% (b)(c) (Cost $3,229,873)	3,229,873	3,229,873

	Number of Shares	Value
CASH EQUIVALENTS — 2.0%
DWS Government Money Market Series “Institutional Shares”, 2.38% (b) (Cost $900,974)	900,974	$900,974

TOTAL INVESTMENTS — 106.3% (Cost $47,366,830)		$47,192,497
Other assets and liabilities, net — (6.3%)		(2,781,370)

NET ASSETS — 100.0%		$44,411,127

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
SECURITIES LENDING COLLATERAL — 7.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 2.31% (b)(c)
2,437,670	792,203	(d)	—	—	—	18,632	—	3,229,873	3,229,873

CASH EQUIVALENTS — 2.0%
DWS Government Money Market Series “Institutional Shares” , 2.38% (b)
—	5,236,599		(4,335,625)	—	—	3,035	—	900,974	900,974

2,437,670	6,028,802		(4,335,625)	—	—	21,667	—	4,130,847	4,130,847

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2019 amounted to $3,537,264, which is 8.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $435,484.

(d)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2019.

MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2019 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$43,061,650	$—	$43,061,650
Short-Term Investments (e)	4,130,847	—	—	4,130,847

TOTAL	$4,130,847	$43,061,650	$—	$47,192,497

(e)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF

February 28, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 97.9%

Basic Materials — 4.6%

Chemicals — 2.3%
Ashland LLC 4.75%, 8/15/22	$3,254,000	$3,355,687
Blue Cube Spinco LLC 9.75%, 10/15/23	1,881,000	2,111,893
10.00%, 10/15/25	1,696,000	1,950,400
CF Industries, Inc. 7.125%, 5/01/20	1,882,000	1,954,927
3.45%, 6/01/23	2,080,000	2,020,200
Chemours Co. 6.625%, 5/15/23 (a)	2,227,000	2,318,975
7.00%, 5/15/25	2,762,000	2,886,290
5.375%, 5/15/27	1,241,000	1,209,975
Consolidated Energy Finance SA 6.875%, 6/15/25, 144A	1,618,000	1,585,640
6.50%, 5/15/26, 144A	888,000	845,820
Element Solutions, Inc., 144A 5.875%, 12/01/25	2,410,000	2,450,681
Hexion, Inc. 6.625%, 4/15/20	4,065,000	3,475,575
10.375%, 2/01/22, 144A (a)	1,785,000	1,521,712
Huntsman International LLC 4.875%, 11/15/20	1,777,000	1,821,647
5.125%, 11/15/22	1,271,000	1,332,961
INEOS Group Holdings SA, 144A 5.625%, 8/01/24 (a)	1,644,000	1,600,845
Momentive Performance Materials, Inc. 3.88%, 10/24/21	3,367,000	3,640,569
NOVA Chemicals Corp. 5.25%, 8/01/23, 144A	1,595,000	1,585,031
4.875%, 6/01/24, 144A	3,324,000	3,230,762
5.00%, 5/01/25, 144A	1,587,000	1,521,536
5.25%, 6/01/27, 144A	2,965,000	2,798,219
OCI NV, 144A 6.625%, 4/15/23	1,803,000	1,872,866
Olin Corp. 5.125%, 9/15/27 (a)	1,184,000	1,198,800
5.00%, 2/01/30	1,755,000	1,711,125
Perstorp Holding AB, 144A 11.00%, 9/30/21	920,000	996,188
PolyOne Corp. 5.25%, 3/15/23	1,627,000	1,671,743
PQ Corp., 144A 6.75%, 11/15/22	2,317,000	2,417,674
SPCM SA, 144A 4.875%, 9/15/25	1,370,000	1,349,450
Starfruit Finco BV / Starfruit US Holdco LLC, 144A 8.00%, 10/01/26 (a)	1,791,000	1,782,045
WR Grace & Co.-Conn, 144A 5.125%, 10/01/21	1,856,000	1,918,900

		60,138,136

	Principal Amount	Value
Iron/Steel — 0.7%
AK Steel Corp. 7.625%, 10/01/21 (a)	$1,345,000	$1,361,812
7.00%, 3/15/27 (a)	1,219,000	1,030,055
Allegheny Technologies, Inc. 5.95%, 1/15/21	1,471,000	1,519,249
7.875%, 8/15/23	1,531,000	1,682,646
Cleveland-Cliffs, Inc. 4.875%, 1/15/24, 144A	1,202,000	1,202,000
5.75%, 3/01/25	3,096,000	3,034,080
Steel Dynamics, Inc. 5.125%, 10/01/21	1,308,000	1,316,992
5.25%, 4/15/23	1,119,000	1,142,779
5.50%, 10/01/24	1,344,000	1,384,320
United States Steel Corp. 6.875%, 8/15/25	2,354,000	2,330,460
6.25%, 3/15/26	1,843,000	1,750,850

		17,755,243

Mining — 1.6%
Alcoa Nederland Holding BV 6.75%, 9/30/24, 144A	2,266,000	2,404,792
7.00%, 9/30/26, 144A	2,134,000	2,294,050
6.125%, 5/15/28, 144A	1,072,000	1,100,140
Aleris International, Inc., 144A 10.75%, 7/15/23	918,000	959,310
Constellium NV 5.75%, 5/15/24, 144A	459,000	451,931
6.625%, 3/01/25, 144A (a)	2,952,000	2,981,520
5.875%, 2/15/26, 144A	1,222,000	1,191,450
FMG Resources August 2006 Pty Ltd. 4.75%, 5/15/22, 144A	2,183,000	2,191,186
5.125%, 3/15/23, 144A	1,863,000	1,863,000
5.125%, 5/15/24, 144A (a)	2,042,000	2,029,238
Freeport-McMoRan, Inc. 3.10%, 3/15/20	3,002,000	3,010,406
4.00%, 11/14/21	2,229,000	2,237,359
3.55%, 3/01/22	2,501,000	2,479,116
6.875%, 2/15/23	3,482,000	3,690,920
3.875%, 3/15/23	4,546,000	4,491,357
4.55%, 11/14/24 (a)	5,006,000	4,968,455
Hudbay Minerals, Inc. 7.25%, 1/15/23, 144A	942,000	974,782
7.625%, 1/15/25, 144A	2,075,000	2,163,188
Joseph T Ryerson & Son, Inc., 144A 11.00%, 5/15/22	1,777,000	1,868,071

		43,350,271

Communications — 23.1%

Advertising — 0.4%
Acosta, Inc., 144A 7.75%, 10/01/22	1,954,000	351,720
Lamar Media Corp. 5.00%, 5/01/23	1,431,000	1,463,197
5.375%, 1/15/24	1,915,000	1,977,238
5.75%, 2/01/26	1,045,000	1,097,250
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.25%, 2/15/22	2,119,000	2,159,367

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Advertising (Continued)
5.625%, 2/15/24	$1,170,000	$1,202,175
5.875%, 3/15/25	1,921,000	1,974,404

		10,225,351

Internet — 1.8%
Match Group, Inc., 144A 5.00%, 12/15/27	1,131,000	1,124,248
Netflix, Inc. 5.375%, 2/01/21	2,395,000	2,481,819
5.50%, 2/15/22	1,839,000	1,933,249
5.75%, 3/01/24 (a)	295,000	314,314
5.875%, 2/15/25	2,872,000	3,051,500
4.375%, 11/15/26 (a)	3,045,000	2,928,924
4.875%, 4/15/28	4,183,000	4,083,654
5.875%, 11/15/28, 144A	6,126,000	6,395,850
6.375%, 5/15/29, 144A	2,285,000	2,432,817
Symantec Corp. 4.20%, 9/15/20	2,807,000	2,839,638
3.95%, 6/15/22	834,000	834,179
5.00%, 4/15/25, 144A	3,332,000	3,324,583
VeriSign, Inc. 4.625%, 5/01/23	2,237,000	2,280,756
5.25%, 4/01/25	1,237,000	1,285,342
4.75%, 7/15/27	1,883,000	1,866,524
Zayo Group LLC / Zayo Capital, Inc. 6.00%, 4/01/23	4,755,000	4,838,212
6.375%, 5/15/25	2,672,000	2,661,980
5.75%, 1/15/27, 144A	4,739,000	4,608,677

		49,286,266

Media — 10.5%
Altice Financing SA 6.625%, 2/15/23, 144A	5,654,000	5,795,350
7.50%, 5/15/26, 144A	7,751,000	7,518,470
Altice Finco SA, 144A 8.125%, 1/15/24 (a)	862,000	874,930
Altice Luxembourg SA 7.75%, 5/15/22, 144A	9,473,000	9,449,317
7.625%, 2/15/25, 144A (a)	4,591,000	4,094,598
AMC Networks, Inc. 4.75%, 12/15/22	1,317,000	1,338,401
5.00%, 4/01/24	2,780,000	2,765,238
4.75%, 8/01/25	2,644,000	2,575,421
Cable One, Inc., 144A 5.75%, 6/15/22	1,277,000	1,302,540
Cablevision Systems Corp. 8.00%, 4/15/20	1,392,000	1,461,600
5.875%, 9/15/22	1,647,000	1,703,101
CBS Radio, Inc., 144A 7.25%, 11/01/24 (a)	1,040,000	1,034,800
CCO Holdings LLC / CCO Holdings Capital Corp. 5.25%, 3/15/21	1,097,000	1,101,799
5.25%, 9/30/22	3,390,000	3,462,037
5.125%, 2/15/23	2,290,000	2,332,938
4.00%, 3/01/23, 144A (a)	1,451,000	1,436,490
5.125%, 5/01/23, 144A	4,465,000	4,554,747
5.75%, 9/01/23	1,219,000	1,244,904

	Principal Amount	Value
Media (Continued)
5.75%, 1/15/24	$3,040,000	$3,121,700
5.875%, 4/01/24, 144A	4,106,000	4,285,638
5.375%, 5/01/25, 144A	2,123,000	2,178,729
5.75%, 2/15/26, 144A	8,007,000	8,264,745
5.50%, 5/01/26, 144A	3,283,000	3,365,075
5.125%, 5/01/27, 144A	9,576,000	9,448,352
5.875%, 5/01/27, 144A	2,405,000	2,476,398
5.00%, 2/01/28, 144A	7,993,000	7,708,249
Cengage Learning, Inc., 144A 9.50%, 6/15/24	1,701,000	1,428,840
Clear Channel Worldwide Holdings, Inc. Series A, 6.50%, 11/15/22	2,109,000	2,164,361
Series B, 6.50%, 11/15/22	5,729,000	5,886,548
9.25%, 2/15/24, 144A	6,400,000	6,728,000
CSC Holdings LLC 6.75%, 11/15/21	2,912,000	3,108,560
5.125%, 12/15/21, 144A	2,021,000	2,032,398
5.125%, 12/15/21, 144A	1,628,000	1,637,182
5.375%, 7/15/23, 144A	1,861,000	1,917,202
5.25%, 6/01/24	1,982,000	1,986,281
7.75%, 7/15/25, 144A (a)	2,465,000	2,637,550
6.625%, 10/15/25, 144A	4,098,000	4,333,635
10.875%, 10/15/25, 144A	4,978,000	5,786,925
5.50%, 5/15/26, 144A	3,488,000	3,535,960
5.50%, 4/15/27, 144A	3,519,000	3,535,680
5.375%, 2/01/28, 144A	3,830,000	3,772,550
7.50%, 4/01/28, 144A	3,045,000	3,227,700
6.50%, 2/01/29, 144A	5,100,000	5,345,489
DISH DBS Corp. 5.125%, 5/01/20	3,680,000	3,716,800
6.75%, 6/01/21	5,443,000	5,579,075
5.875%, 7/15/22	5,961,000	5,715,109
5.00%, 3/15/23	4,035,000	3,606,281
5.875%, 11/15/24	6,342,000	5,365,015
7.75%, 7/01/26	6,088,000	5,281,340
Gray Television, Inc. 5.125%, 10/15/24, 144A	1,537,000	1,535,079
5.875%, 7/15/26, 144A	2,300,000	2,328,750
7.00%, 5/15/27, 144A	2,144,000	2,272,640
Meredith Corp. 6.875%, 2/01/26	4,039,000	4,191,674
Nexstar Broadcasting, Inc. 5.875%, 11/15/22	1,123,000	1,151,075
5.625%, 8/01/24, 144A	2,653,000	2,639,735
Quebecor Media, Inc. 5.75%, 1/15/23	2,543,000	2,647,104
Sinclair Television Group, Inc. 5.375%, 4/01/21	959,000	962,596
6.125%, 10/01/22	1,696,000	1,737,891
5.625%, 8/01/24, 144A	2,333,000	2,359,246
5.125%, 2/15/27, 144A	960,000	904,800
Sirius XM Radio, Inc. 3.875%, 8/01/22, 144A	2,867,000	2,870,584
4.625%, 5/15/23, 144A	1,243,000	1,263,199
6.00%, 7/15/24, 144A	4,476,000	4,655,040
5.375%, 4/15/25, 144A	2,666,000	2,726,818

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Media (Continued)
5.375%, 7/15/26, 144A	$3,441,000	$3,462,506
5.00%, 8/01/27, 144A	4,569,000	4,483,331
TEGNA, Inc. 5.125%, 7/15/20	300,000	303,375
6.375%, 10/15/23	2,687,000	2,787,763
Telenet Finance Luxembourg Notes Sarl, 144A 5.50%, 3/01/28	2,800,000	2,709,000
Tribune Media Co. 5.875%, 7/15/22	3,831,000	3,917,198
Unitymedia GmbH, 144A 6.125%, 1/15/25	2,599,000	2,702,960
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 144A 5.00%, 1/15/25	2,507,000	2,579,076
Univision Communications, Inc. 5.125%, 5/15/23, 144A	3,010,000	2,739,100
5.125%, 2/15/25, 144A	4,801,000	4,212,878
UPC Holding BV, 144A 5.50%, 1/15/28	2,137,000	2,201,110
UPCB Finance IV Ltd., 144A 5.375%, 1/15/25	3,306,000	3,388,650
Videotron Ltd. 5.00%, 7/15/22	2,688,000	2,758,560
5.375%, 6/15/24, 144A	2,098,000	2,190,207
5.125%, 4/15/27, 144A	1,221,000	1,242,368
Virgin Media Finance PLC 6.00%, 10/15/24, 144A	1,514,000	1,559,420
5.75%, 1/15/25, 144A	775,000	774,031
Virgin Media Secured Finance PLC 5.25%, 1/15/21	1,190,000	1,219,334
5.50%, 1/15/25, 144A	1,723,000	1,755,306
5.25%, 1/15/26, 144A	2,529,000	2,541,114
5.50%, 8/15/26, 144A	1,669,000	1,664,828
Ziggo Bond Co. BV 5.875%, 1/15/25, 144A	1,213,000	1,182,311
6.00%, 1/15/27, 144A	1,779,000	1,690,050
Ziggo BV, 144A 5.50%, 1/15/27	5,766,000	5,578,605

		277,113,360

Telecommunications — 10.4%
Altice France SA 6.25%, 5/15/24, 144A	4,148,000	4,163,555
7.375%, 5/01/26, 144A	15,274,000	15,025,797
8.125%, 2/01/27, 144A	5,055,000	5,092,912
Anixter, Inc. 5.125%, 10/01/21	1,304,000	1,341,490
C&W Senior Financing Dac, 144A 7.50%, 10/15/26	1,610,000	1,646,225
C&W Senior Financing DAC, 144A 6.875%, 9/15/27	1,906,000	1,877,410
CenturyLink, Inc. Series V, 5.625%, 4/01/20	3,547,000	3,614,570
Series S, 6.45%, 6/15/21	3,385,000	3,524,462
Series T, 5.80%, 3/15/22	3,801,000	3,919,781
Series W, 6.75%, 12/01/23 (a)	2,228,000	2,319,214

	Principal Amount	Value
Telecommunications (Continued)
Series Y, 7.50%, 4/01/24 (a)	$3,035,000	$3,218,048
5.625%, 4/01/25	1,558,000	1,489,386
Cincinnati Bell, Inc., 144A 7.00%, 7/15/24 (a)	1,971,000	1,793,610
Commscope Finance LLC, 144A 8.25%, 3/01/27	2,700,000	2,808,000
CommScope Finance LLC 5.50%, 3/01/24, 144A	3,600,000	3,673,620
6.00%, 3/01/26, 144A	4,300,000	4,407,500
CommScope Technologies LLC 6.00%, 6/15/25, 144A	4,635,000	4,391,662
5.00%, 3/15/27, 144A	1,993,000	1,789,315
CommScope, Inc. 5.00%, 6/15/21, 144A	1,810,000	1,819,050
5.50%, 6/15/24, 144A	2,075,000	1,999,781
Consolidated Communications, Inc. 6.50%, 10/01/22	1,652,000	1,548,750
DKT Finance ApS, 144A 9.375%, 6/17/23	853,000	919,107
Frontier Communications Corp. 8.75%, 4/15/22 (a)	1,590,000	1,093,125
10.50%, 9/15/22 (a)	5,904,000	4,250,880
7.125%, 1/15/23	2,211,000	1,315,545
7.625%, 4/15/24	1,577,000	898,890
6.875%, 1/15/25 (a)	2,991,000	1,630,095
11.00%, 9/15/25	10,748,000	6,919,025
8.50%, 4/01/26, 144A	5,100,000	4,755,750
GTH Finance BV 6.25%, 4/26/20, 144A	1,496,000	1,524,176
7.25%, 4/26/23, 144A	2,541,000	2,711,107
GTT Communications, Inc., 144A 7.875%, 12/31/24 (a)	1,704,000	1,478,220
Hughes Satellite Systems Corp. 7.625%, 6/15/21	2,077,000	2,232,775
5.25%, 8/01/26	2,108,000	2,068,475
6.625%, 8/01/26	2,343,000	2,310,784
Inmarsat Finance PLC 4.875%, 5/15/22, 144A	2,685,000	2,698,425
6.50%, 10/01/24, 144A	1,366,000	1,362,585
Intelsat Connect Finance SA, 144A 9.50%, 2/15/23	3,665,000	3,564,212
Intelsat Jackson Holdings SA 9.50%, 9/30/22, 144A	2,664,000	3,096,900
5.50%, 8/01/23	5,596,000	5,134,330
8.00%, 2/15/24, 144A	3,800,000	3,975,750
8.50%, 10/15/24, 144A	7,418,000	7,527,045
9.75%, 7/15/25, 144A	4,913,000	5,121,802
Intelsat Luxembourg SA 7.75%, 6/01/21 (a)	1,489,000	1,459,220
8.125%, 6/01/23	3,052,000	2,563,680
Level 3 Financing, Inc. 6.125%, 1/15/21	1,016,000	1,022,655
5.375%, 8/15/22	3,264,000	3,292,560
5.625%, 2/01/23	2,361,000	2,384,610
5.125%, 5/01/23	2,279,000	2,301,995
5.375%, 1/15/24	3,034,000	3,056,755
5.375%, 5/01/25	2,145,000	2,145,000

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Telecommunications (Continued)
5.25%, 3/15/26	$2,560,000	$2,515,200
Level 3 Parent LLC 5.75%, 12/01/22	1,717,000	1,740,609
Nokia OYJ 3.375%, 6/12/22 (a)	1,971,000	1,935,916
4.375%, 6/12/27	1,200,000	1,182,144
Qwest Corp. 6.75%, 12/01/21	2,052,000	2,190,100
Sable International Finance Ltd., 144A 6.875%, 8/01/22	1,287,000	1,341,698
Sprint Communications, Inc. 7.00%, 3/01/20, 144A	2,509,000	2,596,815
7.00%, 8/15/20	4,670,000	4,879,683
11.50%, 11/15/21	3,899,000	4,561,050
6.00%, 11/15/22	6,741,000	6,855,597
Sprint Corp. 7.25%, 9/15/21	7,454,000	7,891,923
7.875%, 9/15/23	10,180,000	10,920,697
7.125%, 6/15/24	7,469,000	7,711,743
7.625%, 2/15/25	5,361,000	5,629,050
7.625%, 3/01/26	4,488,000	4,667,520
Telecom Italia SpA, 144A 5.303%, 5/30/24	4,402,000	4,319,463
Telefonaktiebolaget LM Ericsson 4.125%, 5/15/22	2,956,000	2,989,963
T-Mobile USA, Inc. 4.00%, 4/15/22	1,266,000	1,272,330
6.00%, 3/01/23	3,741,000	3,853,230
6.50%, 1/15/24	2,525,000	2,626,000
6.00%, 4/15/24	4,366,000	4,546,098
6.375%, 3/01/25	5,364,000	5,595,323
5.125%, 4/15/25	1,246,000	1,282,212
6.50%, 1/15/26	5,503,000	5,895,089
4.50%, 2/01/26	2,624,000	2,594,454
5.375%, 4/15/27	1,272,000	1,310,160
4.75%, 2/01/28	4,489,000	4,376,326
VEON Holdings BV 3.95%, 6/16/21, 144A	1,849,000	1,821,265
5.95%, 2/13/23, 144A	1,496,000	1,546,370
4.95%, 6/16/24, 144A	1,296,000	1,273,320
Wind Tre SpA, 144A 5.00%, 1/20/26	6,018,000	5,219,411
WTT Investment Ltd., 144A 5.50%, 11/21/22	1,744,000	1,731,341

		275,151,716

Consumer, Cyclical — 12.4%

Airlines — 0.1%
Air Canada, 144A 7.75%, 4/15/21	1,350,000	1,451,250
American Airlines Group, Inc., 144A 4.625%, 3/01/20 (a)	1,453,000	1,467,530
United Continental Holdings, Inc. 4.25%, 10/01/22	655,000	654,181

		3,572,961

	Principal Amount	Value
Apparel — 0.2%
Hanesbrands, Inc. 4.625%, 5/15/24, 144A	$2,893,000	$2,904,283
4.875%, 5/15/26, 144A	2,356,000	2,332,440
Levi Strauss & Co. 5.00%, 5/01/25	1,488,000	1,525,200

		6,761,923

Auto Manufacturers — 1.0%
Allison Transmission, Inc. 5.00%, 10/01/24, 144A	3,049,000	3,079,490
4.75%, 10/01/27, 144A	949,000	913,412
Fiat Chrysler Automobiles NV 4.50%, 4/15/20	5,314,000	5,367,140
5.25%, 4/15/23	3,871,000	3,942,614
Jaguar Land Rover Automotive PLC 3.50%, 3/15/20, 144A (a)	1,699,000	1,683,624
5.625%, 2/01/23, 144A (a)	1,187,000	1,149,906
4.50%, 10/01/27, 144A (a)	1,702,000	1,331,645
Navistar International Corp., 144A 6.625%, 11/01/25	3,115,000	3,227,233
Tesla, Inc., 144A 5.30%, 8/15/25 (a)	5,157,000	4,609,069

		25,304,133

Auto Parts & Equipment — 0.7%
Adient Global Holdings Ltd., 144A 4.875%, 8/15/26 (a)	2,604,000	2,005,080
American Axle & Manufacturing, Inc. 6.625%, 10/15/22 (a)	1,450,000	1,488,062
6.25%, 4/01/25 (a)	1,945,000	1,947,626
6.25%, 3/15/26	1,000,000	982,300
6.50%, 4/01/27 (a)	1,547,000	1,533,464
Dana, Inc. 5.50%, 12/15/24	1,127,000	1,122,774
Goodyear Tire & Rubber Co. 5.125%, 11/15/23 (a)	2,730,000	2,733,412
5.00%, 5/31/26 (a)	2,847,000	2,708,209
4.875%, 3/15/27 (a)	1,953,000	1,804,084
Tenneco, Inc. 5.00%, 7/15/26	1,434,000	1,233,240

		17,558,251

Distribution/Wholesale — 0.4%
American Builders & Contractors Supply Co., Inc., 144A 5.875%, 5/15/26	1,516,000	1,546,320
Core & Main LP, 144A 6.125%, 8/15/25	1,409,000	1,363,207
HD Supply, Inc., 144A 5.375%, 10/15/26	2,209,000	2,253,180
KAR Auction Services, Inc., 144A 5.125%, 6/01/25	2,555,000	2,497,513
LKQ Corp. 4.75%, 5/15/23	1,983,000	2,002,830

		9,663,050

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Entertainment — 1.8%
AMC Entertainment Holdings, Inc. 5.75%, 6/15/25	$1,644,000	$1,522,755
5.875%, 11/15/26	1,570,000	1,417,082
6.125%, 5/15/27	1,508,000	1,359,085
Caesars Resort Collection LLC / CRC Finco, Inc., 144A 5.25%, 10/15/25	4,906,000	4,666,832
Cinemark USA, Inc. 5.125%, 12/15/22	930,000	947,437
4.875%, 6/01/23	2,846,000	2,849,557
Cirsa Finance International Sarl, 144A 7.875%, 12/20/23	1,666,000	1,711,815
Eldorado Resorts, Inc. 6.00%, 4/01/25	2,741,000	2,802,947
6.00%, 9/15/26, 144A	1,555,000	1,589,988
International Game Technology PLC 6.25%, 2/15/22, 144A	5,301,000	5,566,050
6.50%, 2/15/25, 144A (a)	2,986,000	3,191,288
6.25%, 1/15/27, 144A	2,015,000	2,101,897
Live Nation Entertainment, Inc., 144A 4.875%, 11/01/24	1,603,000	1,594,985
Merlin Entertainments PLC, 144A 5.75%, 6/15/26	942,000	976,148
Mohegan Gaming & Entertainment, 144A 7.875%, 10/15/24 (a)	1,870,000	1,841,950
Scientific Games International, Inc. 10.00%, 12/01/22	6,202,000	6,543,110
5.00%, 10/15/25, 144A	3,817,000	3,707,261
Six Flags Entertainment Corp. 4.875%, 7/31/24, 144A	2,896,000	2,859,800
5.50%, 4/15/27, 144A	1,286,000	1,266,710

		48,516,697

Food Service — 0.3%
Aramark Services, Inc. 5.125%, 1/15/24	2,819,000	2,889,475
5.00%, 4/01/25, 144A	1,038,000	1,058,760
4.75%, 6/01/26	2,004,000	1,993,980
5.00%, 2/01/28, 144A	3,446,000	3,411,540

		9,353,755

Home Builders — 1.5%
Beazer Homes USA, Inc. 8.75%, 3/15/22	1,756,000	1,828,435
5.875%, 10/15/27	1,082,000	949,455
Brookfield Residential Properties, Inc., 144A 6.50%, 12/15/20	1,695,000	1,701,356
K Hovnanian Enterprises, Inc. 10.00%, 7/15/22, 144A	1,327,000	1,071,552
10.50%, 7/15/24, 144A (a)	1,112,000	783,960
KB Home 7.00%, 12/15/21	883,000	937,084
Lennar Corp. 4.75%, 4/01/21	2,052,000	2,098,170
4.125%, 1/15/22	1,473,000	1,471,159
4.75%, 11/15/22	1,799,000	1,845,662

	Principal Amount	Value
Home Builders (Continued)
4.875%, 12/15/23	$555,000	$565,406
4.50%, 4/30/24	2,296,000	2,284,520
5.875%, 11/15/24	1,387,000	1,461,551
4.75%, 5/30/25	1,518,000	1,529,859
5.25%, 6/01/26	165,000	166,237
4.75%, 11/29/27	3,004,000	2,928,900
Mattamy Group Corp. 6.875%, 12/15/23, 144A	1,304,000	1,300,740
6.50%, 10/01/25, 144A	1,250,000	1,207,422
Meritage Homes Corp. 6.00%, 6/01/25	1,102,000	1,137,815
PulteGroup, Inc. 4.25%, 3/01/21	1,829,000	1,849,576
5.50%, 3/01/26	1,726,000	1,745,418
5.00%, 1/15/27	2,539,000	2,440,614
Taylor Morrison Communities, Inc. 6.625%, 5/15/22	546,000	563,745
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 144A 5.25%, 4/15/21	1,174,000	1,179,870
Toll Brothers Finance Corp. 5.875%, 2/15/22	1,268,000	1,336,155
4.375%, 4/15/23	1,213,000	1,218,459
4.875%, 3/15/27	1,251,000	1,232,235
4.35%, 2/15/28	1,264,000	1,192,900
William Lyon Homes, Inc. 5.875%, 1/31/25 (a)	1,466,000	1,326,730

		39,354,985

Home Furnishings — 0.1%
Tempur Sealy International, Inc. 5.625%, 10/15/23	1,178,000	1,192,725
5.50%, 6/15/26	1,946,000	1,948,433

		3,141,158

Housewares — 0.0%
Scotts Miracle-Gro Co. 6.00%, 10/15/23	1,051,000	1,087,785

Leisure Time — 0.4%
24 Hour Fitness Worldwide, Inc., 144A 8.00%, 6/01/22 (a)	1,848,000	1,820,280
Carlson Travel, Inc., 144A 6.75%, 12/15/23 (a)	923,000	918,385
NCL Corp. Ltd., 144A 4.75%, 12/15/21	1,242,000	1,266,430
Sabre GLBL, Inc. 5.375%, 4/15/23, 144A	1,089,000	1,116,225
5.25%, 11/15/23, 144A	1,727,000	1,770,175
Viking Cruises Ltd., 144A 5.875%, 9/15/27	2,910,000	2,811,788

		9,703,283

Lodging — 2.4%
Boyd Gaming Corp. 6.875%, 5/15/23	2,545,000	2,669,069
6.375%, 4/01/26	2,760,000	2,887,650
6.00%, 8/15/26	1,856,000	1,910,520

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Lodging (Continued)
Diamond Resorts International, Inc. 7.75%, 9/01/23, 144A (a)	$1,438,000	$1,448,785
10.75%, 9/01/24, 144A (a)	2,092,000	1,997,860
Hilton Domestic Operating Co., Inc. 4.25%, 9/01/24	3,154,000	3,118,517
5.125%, 5/01/26, 144A	4,685,000	4,720,137
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625%, 4/01/25	2,526,000	2,519,685
4.875%, 4/01/27	1,456,000	1,454,180
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 144A 6.75%, 11/15/21	2,090,000	2,157,925
Melco Resorts Finance Ltd., 144A 4.875%, 6/06/25	1,894,000	1,828,877
MGM Resorts International 5.25%, 3/31/20	2,772,000	2,828,133
6.75%, 10/01/20	1,413,000	1,476,585
6.625%, 12/15/21	4,032,000	4,304,160
7.75%, 3/15/22	2,046,000	2,250,600
6.00%, 3/15/23	3,068,000	3,217,565
5.75%, 6/15/25	3,304,000	3,378,340
4.625%, 9/01/26	2,076,000	1,982,580
Station Casinos LLC, 144A 5.00%, 10/01/25	1,696,000	1,651,480
Studio City Co. Ltd., 144A 7.25%, 11/30/21	2,773,000	2,884,752
Wyndham Destinations, Inc. 4.25%, 3/01/22	1,742,000	1,737,732
3.90%, 3/01/23	1,053,000	1,026,017
5.75%, 4/01/27	1,126,000	1,121,778
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.25%, 5/30/23, 144A	1,429,000	1,416,496
5.50%, 3/01/25, 144A	5,279,000	5,273,985
5.25%, 5/15/27, 144A	2,678,000	2,565,022

		63,828,430

Retail — 3.2%
1011778 BC ULC / New Red Finance, Inc. 4.625%, 1/15/22, 144A	4,200,000	4,226,250
4.25%, 5/15/24, 144A	4,234,000	4,133,443
5.00%, 10/15/25, 144A	7,985,000	7,750,441
Asbury Automotive Group, Inc. 6.00%, 12/15/24	2,051,000	2,092,020
Beacon Roofing Supply, Inc., 144A 4.875%, 11/01/25	4,379,000	4,092,997
Ferrellgas LP / Ferrellgas Finance Corp. 6.50%, 5/01/21 (a)	1,423,000	1,280,700
6.75%, 1/15/22 (a)	1,832,000	1,639,640
6.75%, 6/15/23 (a)	1,098,000	988,200
Golden Nugget, Inc. 6.75%, 10/15/24, 144A	3,580,000	3,606,850
8.75%, 10/01/25, 144A	2,269,000	2,342,742
Group 1 Automotive, Inc. 5.00%, 6/01/22	1,891,000	1,907,546
IRB Holding Corp., 144A 6.75%, 2/15/26	1,385,000	1,312,287

	Principal Amount	Value
Retail (Continued)
JC Penney Corp., Inc. 5.875%, 7/01/23, 144A (a)	$1,352,000	$1,162,720
8.625%, 3/15/25, 144A	1,150,000	690,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.00%, 6/01/24, 144A	3,535,000	3,581,839
5.25%, 6/01/26, 144A	3,226,000	3,290,520
4.75%, 6/01/27, 144A	1,952,000	1,927,600
L Brands, Inc. 6.625%, 4/01/21	3,914,000	4,090,130
5.625%, 2/15/22	1,315,000	1,341,300
5.625%, 10/15/23 (a)	1,944,000	1,939,140
6.694%, 1/15/27	823,000	783,907
5.25%, 2/01/28	574,000	497,227
Michaels Stores, Inc., 144A 5.875%, 12/15/20	1,326,000	1,330,310
Neiman Marcus Group Ltd. LLC, 144A 8.00%, 10/15/21	2,731,000	1,433,775
Penske Automotive Group, Inc. 5.75%, 10/01/22	1,358,000	1,385,160
5.50%, 5/15/26	1,489,000	1,466,591
PetSmart, Inc. 7.125%, 3/15/23, 144A	5,889,000	4,019,242
5.875%, 6/01/25, 144A	4,241,000	3,392,800
8.875%, 6/01/25, 144A (a)	1,687,000	1,147,160
QVC, Inc. 5.125%, 7/02/22	346,000	360,743
4.375%, 3/15/23	2,354,000	2,376,310
4.85%, 4/01/24	2,131,000	2,147,092
4.45%, 2/15/25	1,621,000	1,579,539
Rite Aid Corp., 144A 6.125%, 4/01/23	5,355,000	4,585,219
Staples, Inc., 144A 8.50%, 9/15/25	2,976,000	2,931,360
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.50%, 6/01/24	2,066,000	2,050,505

		84,883,305

Storage / Warehousing — 0.1%
Algeco Global Finance PLC, 144A 8.00%, 2/15/23	1,529,000	1,532,822

Toys/Games/Hobbies — 0.2%
Mattel, Inc., 144A 6.75%, 12/31/25	4,277,000	4,218,191

Consumer, Non-cyclical — 18.1%

Agriculture — 0.1%
Vector Group Ltd., 144A 6.125%, 2/01/25	2,578,000	2,294,420

Commercial Services — 4.2%
ADT Security Corp. 6.25%, 10/15/21	2,826,000	2,988,495
3.50%, 7/15/22	3,707,000	3,660,662
4.125%, 6/15/23	1,793,000	1,763,864
Ahern Rentals, Inc., 144A 7.375%, 5/15/23	1,808,000	1,676,920

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Commercial Services (Continued)
APX Group, Inc. 8.75%, 12/01/20	$1,844,000	$1,841,695
7.875%, 12/01/22	3,075,000	3,067,312
7.625%, 9/01/23 (a)	896,000	794,080
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, 4/01/23 (a)	2,115,000	2,146,725
Brink’s Co., 144A 4.625%, 10/15/27	1,738,000	1,659,790
Gartner, Inc., 144A 5.125%, 4/01/25	2,410,000	2,434,100
Herc Rentals, Inc. 7.50%, 6/01/22, 144A (a)	1,262,000	1,321,945
7.75%, 6/01/24, 144A (a)	993,000	1,064,049
Hertz Corp. 5.875%, 10/15/20	1,869,000	1,869,000
7.375%, 1/15/21 (a)	1,830,000	1,833,431
7.625%, 6/01/22, 144A	3,920,000	4,018,000
6.25%, 10/15/22	1,416,000	1,348,740
5.50%, 10/15/24, 144A	2,297,000	1,963,935
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 144A 6.375%, 8/01/23	3,152,000	3,183,520
Laureate Education, Inc., 144A 8.25%, 5/01/25	2,338,000	2,536,730
Monitronics International, Inc. 9.125%, 4/01/20	954,000	233,730
Nielsen Co. Luxembourg SARL 5.50%, 10/01/21, 144A	1,848,000	1,868,790
5.00%, 2/01/25, 144A (a)	1,672,000	1,659,460
Nielsen Finance LLC / Nielsen Finance Co. 4.50%, 10/01/20	2,302,000	2,307,755
5.00%, 4/15/22, 144A	6,766,000	6,782,915
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A 9.25%, 5/15/23	6,250,000	6,606,250
Refinitiv US Holdings, Inc. 6.25%, 5/15/26, 144A	3,594,000	3,634,433
8.25%, 11/15/26, 144A	4,684,000	4,594,711
Service Corp. International 5.375%, 1/15/22	749,000	758,363
5.375%, 5/15/24	3,121,000	3,199,025
4.625%, 12/15/27	1,777,000	1,761,451
ServiceMaster Co. LLC, 144A 5.125%, 11/15/24	2,358,000	2,375,685
Star Merger Sub, Inc. 6.875%, 8/15/26, 144A	2,000,000	2,010,670
10.25%, 2/15/27, 144A	2,200,000	2,268,750
Team Health Holdings, Inc., 144A 6.375%, 2/01/25 (a)	2,562,000	2,056,005
United Rentals North America, Inc. 4.625%, 7/15/23	1,921,000	1,965,183
5.75%, 11/15/24	3,212,000	3,320,405
5.50%, 7/15/25	3,038,000	3,113,950
4.625%, 10/15/25	2,812,000	2,741,700
5.875%, 9/15/26	3,892,000	3,994,165

	Principal Amount	Value
Commercial Services (Continued)
6.50%, 12/15/26	$2,519,000	$2,635,504
5.50%, 5/15/27	3,255,000	3,263,138
4.875%, 1/15/28	3,672,000	3,511,350
Verscend Escrow Corp., 144A 9.75%, 8/15/26	3,232,000	3,316,840
WEX, Inc., 144A 4.75%, 2/01/23	1,081,000	1,075,595

		112,228,816

Cosmetics/Personal Care — 0.5%
Avon International Operations, Inc., 144A 7.875%, 8/15/22	480,000	496,800
Avon Products, Inc. 6.60%, 3/15/20 (a)	1,263,000	1,289,839
7.00%, 3/15/23	1,208,000	1,165,720
Coty, Inc., 144A 6.50%, 4/15/26 (a)	1,621,000	1,566,210
Edgewell Personal Care Co. 4.70%, 5/19/21	1,588,000	1,613,805
4.70%, 5/24/22	2,185,000	2,206,479
First Quality Finance Co., Inc. 4.625%, 5/15/21, 144A	1,891,000	1,900,455
5.00%, 7/01/25, 144A	899,000	881,020
Revlon Consumer Products Corp. 5.75%, 2/15/21 (a)	1,535,000	1,339,287
6.25%, 8/01/24 (a)	1,152,000	671,040

		13,130,655

Food — 2.2%
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC 6.625%, 6/15/24	3,528,000	3,545,640
5.75%, 3/15/25	4,374,000	4,177,170
7.50%, 3/15/26, 144A	1,400,000	1,449,000
B&G Foods, Inc. 4.625%, 6/01/21	826,000	827,807
5.25%, 4/01/25 (a)	3,052,000	2,926,105
Darling Ingredients, Inc. 5.375%, 1/15/22	1,849,000	1,874,424
JBS Investments GmbH 6.25%, 2/05/23, 144A	1,517,000	1,536,357
7.25%, 4/03/24, 144A (a)	2,723,000	2,823,097
JBS USA LUX SA / JBS USA Finance, Inc. 7.25%, 6/01/21, 144A	1,547,000	1,566,337
5.875%, 7/15/24, 144A	1,650,000	1,702,387
5.75%, 6/15/25, 144A	2,864,000	2,910,540
6.75%, 2/15/28, 144A	2,730,000	2,832,375
Lamb Weston Holdings, Inc. 4.625%, 11/01/24, 144A	2,508,000	2,526,810
4.875%, 11/01/26, 144A	2,320,000	2,334,500
Pilgrim’s Pride Corp. 5.75%, 3/15/25, 144A	3,007,000	3,014,518
5.875%, 9/30/27, 144A	2,666,000	2,626,010
Post Holdings, Inc. 5.50%, 3/01/25, 144A	2,829,000	2,846,681
5.00%, 8/15/26, 144A	5,053,000	4,882,461

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Food (Continued)
5.75%, 3/01/27, 144A	$3,797,000	$3,754,284
5.625%, 1/15/28, 144A	2,764,000	2,681,080
Sigma Holdco BV, 144A 7.875%, 5/15/26	1,505,000	1,388,363
TreeHouse Foods, Inc., 144A 6.00%, 2/15/24 (a)	1,611,000	1,665,371
US Foods, Inc., 144A 5.875%, 6/15/24	1,657,000	1,688,069

		57,579,386

Healthcare-Products — 1.3%
Avantor, Inc. 6.00%, 10/01/24, 144A	4,343,000	4,443,432
9.00%, 10/01/25, 144A	6,035,000	6,480,081
Hill-Rom Holdings, Inc., 144A 5.75%, 9/01/23	974,000	1,006,872
Hologic, Inc. 4.375%, 10/15/25, 144A	2,771,000	2,736,363
4.625%, 2/01/28, 144A	1,533,000	1,487,010
Kinetic Concepts, Inc. / KCI USA, Inc. 7.875%, 2/15/21, 144A	961,175	982,801
12.50%, 11/01/21, 144A	1,448,000	1,571,080
Mallinckrodt International Finance SA 4.75%, 4/15/23	1,173,000	955,995
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 4.875%, 4/15/20, 144A	2,213,000	2,213,221
5.75%, 8/01/22, 144A (a)	2,701,000	2,552,445
5.625%, 10/15/23, 144A (a)	2,424,000	2,132,369
5.50%, 4/15/25, 144A (a)	1,854,000	1,519,705
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144A 6.625%, 5/15/22	3,910,000	3,782,925
Sotera Health Holdings LLC, 144A 6.50%, 5/15/23	805,000	813,050
Teleflex, Inc. 4.875%, 6/01/26	1,164,000	1,184,370
4.625%, 11/15/27	1,571,000	1,565,219

		35,426,938

Healthcare-Services — 6.9%
Acadia Healthcare Co., Inc. 5.625%, 2/15/23	2,171,000	2,165,572
AHP Health Partners, Inc., 144A 9.75%, 7/15/26 (a)	1,214,000	1,280,770
Catalent Pharma Solutions, Inc., 144A 4.875%, 1/15/26	1,137,000	1,131,315
Centene Corp. 5.625%, 2/15/21	3,507,000	3,559,605
4.75%, 5/15/22	4,258,000	4,353,805
6.125%, 2/15/24	1,875,000	1,965,234
4.75%, 1/15/25	3,251,000	3,283,510
5.375%, 6/01/26, 144A	5,278,000	5,489,120
Charles River Laboratories International, Inc., 144A 5.50%, 4/01/26	1,259,000	1,312,507

	Principal Amount	Value
Healthcare-Services (Continued)
CHS/Community Health Systems, Inc. 5.125%, 8/01/21 (a)	$3,070,000	$3,016,275
6.875%, 2/01/22 (a)	6,764,000	4,464,240
6.25%, 3/31/23	9,688,000	9,361,030
11.00%, 6/30/23, 144A (a)	4,780,000	4,409,550
8.625%, 1/15/24, 144A (a)	3,341,000	3,449,582
8.125%, 6/30/24, 144A (a)	4,306,000	3,638,570
DaVita, Inc. 5.75%, 8/15/22	3,835,000	3,914,308
5.125%, 7/15/24	4,660,000	4,625,050
5.00%, 5/01/25	4,737,000	4,588,969
Eagle Holding Co. II LLC, 144A 7.625%, 5/15/22	186,000	186,930
Encompass Health Corp. 5.75%, 11/01/24	3,848,000	3,902,064
Envision Healthcare Corp., 144A 8.75%, 10/15/26 (a)	3,593,000	3,251,665
HCA Healthcare, Inc. 6.25%, 2/15/21	3,505,000	3,681,442
HCA, Inc. 7.50%, 2/15/22	5,603,000	6,156,296
5.875%, 5/01/23	3,626,000	3,843,560
5.375%, 2/01/25	7,689,000	7,994,176
5.25%, 4/15/25	140,000	148,378
5.875%, 2/15/26	4,326,000	4,580,152
5.25%, 6/15/26	30,000	31,685
5.375%, 9/01/26	2,423,000	2,489,632
5.625%, 9/01/28	4,068,000	4,215,465
5.875%, 2/01/29	3,498,000	3,672,900
MEDNAX, Inc. 5.25%, 12/01/23, 144A	1,997,000	2,024,459
6.25%, 1/15/27, 144A	2,987,000	3,011,045
Molina Healthcare, Inc. 5.375%, 11/15/22	2,286,000	2,365,296
MPH Acquisition Holdings LLC, 144A 7.125%, 6/01/24	4,620,000	4,651,739
Quorum Health Corp. 11.625%, 4/15/23 (a)	1,170,000	1,079,325
RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A 9.75%, 12/01/26	3,933,000	4,041,157
RegionalCare Hospital Partners Holdings, Inc., 144A 8.25%, 5/01/23	2,720,000	2,913,800
Select Medical Corp. 6.375%, 6/01/21	1,911,000	1,925,333
Surgery Center Holdings, Inc., 144A 8.875%, 4/15/21 (a)	800,000	818,000
Tenet Healthcare Corp. 4.75%, 6/01/20	1,699,000	1,724,485
6.00%, 10/01/20	5,741,000	5,956,288
4.50%, 4/01/21	2,639,000	2,685,183
4.375%, 10/01/21	3,173,000	3,228,528
8.125%, 4/01/22	7,668,000	8,214,345
6.75%, 6/15/23 (a)	5,862,000	6,030,533
4.625%, 7/15/24	5,691,000	5,698,114

See Notes to Financial Statements.	57

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Healthcare-Services (Continued)
5.125%, 5/01/25	$4,523,000	$4,494,731
7.00%, 8/01/25 (a)	1,683,000	1,693,519
6.25%, 2/01/27, 144A	3,600,000	3,710,250
WellCare Health Plans, Inc. 5.25%, 4/01/25	3,945,000	4,042,442
5.375%, 8/15/26, 144A	2,194,000	2,262,563

		182,734,492

Household Products/Wares — 0.3%
Prestige Brands, Inc. 5.375%, 12/15/21, 144A	1,099,000	1,106,561
6.375%, 3/01/24, 144A (a)	2,034,000	2,054,340
Spectrum Brands, Inc. 6.625%, 11/15/22	1,112,000	1,139,800
5.75%, 7/15/25	3,264,000	3,210,960

		7,511,661

Pharmaceuticals — 2.6%
Bausch Health Americas, Inc. 9.25%, 4/01/26, 144A	4,074,000	4,399,920
8.50%, 1/31/27, 144A	3,384,000	3,523,590
Bausch Health Cos., Inc. 6.50%, 3/15/22, 144A	3,577,000	3,711,138
5.50%, 3/01/23, 144A	3,014,000	3,010,232
5.875%, 5/15/23, 144A	8,435,000	8,424,456
7.00%, 3/15/24, 144A	6,034,000	6,373,413
6.125%, 4/15/25, 144A	9,025,000	8,709,125
5.50%, 11/01/25, 144A	5,497,000	5,565,713
9.00%, 12/15/25, 144A	3,978,000	4,276,350
Elanco Animal Health, Inc. 3.912%, 8/27/21, 144A	1,475,000	1,492,232
4.272%, 8/28/23, 144A	2,851,000	2,896,262
4.90%, 8/28/28, 144A	1,712,000	1,779,813
Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.00%, 7/15/23, 144A	5,032,000	4,195,430
6.00%, 2/01/25, 144A	3,672,000	2,845,800
Endo Finance LLC, 144A 5.75%, 1/15/22	1,918,000	1,802,920
Endo Finance LLC / Endo Finco, Inc., 144A 5.375%, 1/15/23	2,425,000	2,011,234
Horizon Pharma USA, Inc. 6.625%, 5/01/23	1,323,000	1,369,305
Vizient, Inc., 144A 10.375%, 3/01/24	2,372,000	2,570,655

		68,957,588

Diversified — 0.1%

Holding Companies-Diversified — 0.1%
Stena AB, 144A 7.00%, 2/01/24 (a)	1,497,000	1,407,180

Energy — 13.2%
Coal — 0.1%
Peabody Energy Corp. 6.00%, 3/31/22, 144A	1,791,000	1,813,388
6.375%, 3/31/25, 144A	1,427,000	1,408,449

		3,221,837

	Principal Amount	Value
Energy-Alternate Sources — 0.1%
TerraForm Power Operating LLC 4.25%, 1/31/23, 144A	$1,270,000	$1,264,551
5.00%, 1/31/28, 144A	2,217,000	2,114,464

		3,379,015

Oil & Gas — 8.8%
Aker BP ASA 6.00%, 7/01/22, 144A	755,000	777,801
5.875%, 3/31/25, 144A	1,534,000	1,580,250
Antero Resources Corp. 5.375%, 11/01/21	3,217,000	3,241,127
5.125%, 12/01/22	2,877,000	2,892,392
5.625%, 6/01/23	2,696,000	2,712,850
5.00%, 3/01/25 (a)	1,570,000	1,515,050
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 10.00%, 4/01/22, 144A	3,517,000	3,807,152
7.00%, 11/01/26, 144A	1,602,000	1,553,940
Baytex Energy Corp. 5.125%, 6/01/21, 144A	950,000	940,500
5.625%, 6/01/24, 144A	1,020,000	920,550
Brazos Valley Longhorn LLC / Brazos Valley Longhorn Finance Corp. 6.875%, 2/01/25	2,060,000	2,098,625
Bruin E&P Partners LLC, 144A 8.875%, 8/01/23	1,610,000	1,581,825
California Resources Corp., 144A 8.00%, 12/15/22 (a)	6,585,000	5,276,231
Callon Petroleum Co. 6.125%, 10/01/24	2,299,000	2,327,737
6.375%, 7/01/26	685,000	688,425
Calumet Specialty Products Partners LP / Calumet Finance Corp. 6.50%, 4/15/21 (a)	2,345,000	2,180,850
Carrizo Oil & Gas, Inc. 6.25%, 4/15/23 (a)	1,893,000	1,876,436
Chesapeake Energy Corp. 6.625%, 8/15/20 (a)	1,269,000	1,307,070
6.125%, 2/15/21	1,344,000	1,380,960
4.875%, 4/15/22 (a)	1,435,000	1,384,775
7.00%, 10/01/24 (a)	2,352,000	2,334,360
8.00%, 1/15/25 (a)	3,946,000	4,029,852
7.50%, 10/01/26 (a)	1,102,000	1,090,980
8.00%, 6/15/27 (a)	3,974,000	3,954,130
CITGO Petroleum Corp., 144A 6.25%, 8/15/22	1,634,000	1,634,000
CNX Resources Corp. 5.875%, 4/15/22	3,679,000	3,724,987
Continental Resources, Inc. 5.00%, 9/15/22	4,153,000	4,200,662
4.50%, 4/15/23	4,694,000	4,788,284
3.80%, 6/01/24	3,124,000	3,089,063
4.375%, 1/15/28	2,842,000	2,835,580
CrownRock LP / CrownRock Finance, Inc., 144A 5.625%, 10/15/25	3,528,000	3,430,980

See Notes to Financial Statements.	58

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Oil & Gas (Continued)
Denbury Resources, Inc. 9.00%, 5/15/21, 144A	$3,111,000	$3,153,776
9.25%, 3/31/22, 144A	1,603,000	1,615,022
7.50%, 2/15/24, 144A	510,000	457,725
Diamond Offshore Drilling, Inc. 7.875%, 8/15/25	1,555,000	1,477,250
Diamondback Energy, Inc. 4.75%, 11/01/24, 144A	2,146,000	2,180,872
4.75%, 11/01/24	1,349,000	1,370,921
5.375%, 5/31/25	2,352,000	2,440,200
Endeavor Energy Resources LP / EER Finance, Inc. 5.50%, 1/30/26, 144A	1,849,000	1,943,761
5.75%, 1/30/28, 144A	1,184,000	1,266,880
Ensco PLC 4.50%, 10/01/24 (a)	1,645,000	1,280,961
5.20%, 3/15/25	1,263,000	975,667
7.75%, 2/01/26	3,787,000	3,190,547
EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, 5/01/24, 144A	2,622,000	1,245,450
8.00%, 11/29/24, 144A (a)	1,608,000	1,141,680
8.00%, 2/15/25, 144A (a)	2,921,000	1,299,845
7.75%, 5/15/26, 144A	3,203,000	2,850,670
Extraction Oil & Gas, Inc. 7.375%, 5/15/24, 144A	1,516,000	1,364,400
5.625%, 2/01/26, 144A	2,133,000	1,781,055
Gulfport Energy Corp. 6.00%, 10/15/24	1,895,000	1,729,187
6.375%, 5/15/25	1,765,000	1,586,294
6.375%, 1/15/26	1,523,000	1,344,047
Hilcorp Energy I LP / Hilcorp Finance Co. 5.00%, 12/01/24, 144A	1,374,000	1,327,627
5.75%, 10/01/25, 144A	1,409,000	1,407,239
6.25%, 11/01/28, 144A	1,933,000	1,904,005
Jones Energy Holdings LLC / Jones Energy Finance Corp. 6.75%, 4/01/22	1,263,000	75,780
9.25%, 3/15/23, 144A (a)	1,179,000	742,770
Matador Resources Co. 5.875%, 9/15/26 (a)	3,110,000	3,110,000
MEG Energy Corp. 6.375%, 1/30/23, 144A	2,145,000	1,965,356
7.00%, 3/31/24, 144A	3,395,000	3,123,400
6.50%, 1/15/25, 144A	2,438,000	2,404,478
Murphy Oil Corp. 4.00%, 6/01/22 (a)	1,691,000	1,678,449
4.45%, 12/01/22	2,342,000	2,333,361
6.875%, 8/15/24	1,543,000	1,633,655
5.75%, 8/15/25	1,008,000	1,026,260
Nabors Industries, Inc. 5.00%, 9/15/20	2,000,000	2,017,500
4.625%, 9/15/21	1,991,000	1,958,646
5.50%, 1/15/23 (a)	2,079,000	1,959,458
5.75%, 2/01/25	2,324,000	2,068,360

	Principal Amount	Value
Oil & Gas (Continued)
Noble Holding International Ltd. 7.75%, 1/15/24 (a)	$2,293,000	$2,049,369
7.95%, 4/01/25 (a)	1,249,000	1,099,120
7.875%, 2/01/26, 144A (a)	2,267,000	2,128,146
Oasis Petroleum, Inc. 6.875%, 3/15/22	2,312,000	2,314,890
6.25%, 5/01/26, 144A (a)	1,151,000	1,099,205
Parkland Fuel Corp., 144A 6.00%, 4/01/26	1,734,000	1,712,325
Parsley Energy LLC / Parsley Finance Corp. 6.25%, 6/01/24, 144A	768,000	789,120
5.375%, 1/15/25, 144A	2,583,000	2,602,373
5.25%, 8/15/25, 144A	1,855,000	1,845,169
5.625%, 10/15/27, 144A	1,329,000	1,322,355
PBF Holding Co LLC / PBF Finance Corp. 7.25%, 6/15/25	2,056,000	2,118,708
PBF Holding Co. LLC / PBF Finance Corp. 7.00%, 11/15/23	1,411,000	1,449,803
PDC Energy, Inc. 6.125%, 9/15/24	1,544,000	1,532,420
5.75%, 5/15/26	1,408,000	1,355,200
Precision Drilling Corp., 144A 7.125%, 1/15/26	1,006,000	993,425
Puma International Financing SA 5.125%, 10/06/24, 144A (a)	1,450,000	1,290,877
5.00%, 1/24/26, 144A	2,250,000	1,935,063
QEP Resources, Inc. 5.375%, 10/01/22	1,449,000	1,429,076
5.25%, 5/01/23	1,901,000	1,839,218
5.625%, 3/01/26	1,413,000	1,331,753
Range Resources Corp. 5.75%, 6/01/21	1,316,000	1,339,030
5.00%, 8/15/22	1,649,000	1,632,510
5.00%, 3/15/23	2,342,000	2,271,740
4.875%, 5/15/25 (a)	2,325,000	2,141,180
Rowan Cos., Inc. 4.875%, 6/01/22	1,904,000	1,781,430
7.375%, 6/15/25 (a)	1,402,000	1,219,740
Sable Permian Resources Land LLC / AEPB Finance Corp. 7.125%, 11/01/20, 144A (a)	1,319,000	540,790
13.00%, 11/30/20, 144A	1,415,000	1,457,450
7.375%, 11/01/21, 144A (a)	1,408,000	577,280
Sanchez Energy Corp. 7.75%, 6/15/21	1,120,000	184,800
6.125%, 1/15/23	2,811,000	428,678
7.25%, 2/15/23, 144A (a)	1,897,000	1,645,648
Seven Generations Energy Ltd. 6.75%, 5/01/23, 144A (a)	996,000	1,023,390
6.875%, 6/30/23, 144A	1,351,000	1,394,908
5.375%, 9/30/25, 144A	2,678,000	2,587,618
SM Energy Co. 6.125%, 11/15/22	1,031,000	1,031,000
5.00%, 1/15/24	1,666,000	1,576,453

See Notes to Financial Statements.	59

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Oil & Gas (Continued)
5.625%, 6/01/25	$1,578,000	$1,483,320
6.75%, 9/15/26	1,600,000	1,540,000
6.625%, 1/15/27 (a)	1,478,000	1,415,185
Southwestern Energy Co. 6.20%, 1/23/25	2,297,000	2,284,826
7.50%, 4/01/26	2,000,000	2,085,000
7.75%, 10/01/27 (a)	1,879,000	1,954,836
Sunoco LP / Sunoco Finance Corp. 4.875%, 1/15/23	2,628,000	2,667,420
5.50%, 2/15/26	1,437,000	1,430,965
5.875%, 3/15/28	404,000	398,950
Transocean, Inc. 9.00%, 7/15/23, 144A	3,500,000	3,705,625
7.25%, 11/01/25, 144A	1,840,000	1,766,400
7.50%, 1/15/26, 144A	2,113,000	2,049,610
Whiting Petroleum Corp. 5.75%, 3/15/21	2,499,000	2,542,733
6.25%, 4/01/23 (a)	1,213,000	1,225,130
6.625%, 1/15/26 (a)	2,992,000	2,947,120
WPX Energy, Inc. 6.00%, 1/15/22	1,316,000	1,365,350
8.25%, 8/01/23	1,726,000	1,943,908
5.25%, 9/15/24	1,464,000	1,465,830
5.75%, 6/01/26 (a)	1,756,000	1,773,560

		232,707,006

Oil & Gas Services — 0.6%
Bristow Group, Inc. 6.25%, 10/15/22	1,105,000	342,550
KCA Deutag UK Finance PLC 9.875%, 4/01/22, 144A	1,224,000	982,260
9.625%, 4/01/23, 144A	1,401,000	1,075,267
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 144A 10.625%, 5/01/24	3,784,000	3,154,910
SESI LLC 7.125%, 12/15/21	2,491,000	2,316,630
7.75%, 9/15/24	1,514,000	1,294,470
Weatherford International Ltd. 7.75%, 6/15/21 (a)	2,299,000	2,069,100
4.50%, 4/15/22 (a)	1,714,000	1,186,945
8.25%, 6/15/23	2,153,000	1,544,778
9.875%, 2/15/24 (a)	2,320,000	1,682,000

		15,648,910

Pipelines — 3.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.375%, 9/15/24	1,400,000	1,407,000
5.75%, 3/01/27, 144A	2,000,000	2,020,000
Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A 6.125%, 11/15/22	3,231,000	3,291,581
Cheniere Corpus Christi Holdings LLC 7.00%, 6/30/24	3,633,000	4,032,630
5.875%, 3/31/25	4,459,000	4,760,027
5.125%, 6/30/27	4,708,000	4,813,930

	Principal Amount	Value
Pipelines (Continued)
Cheniere Energy Partners LP 5.25%, 10/01/25	$4,330,000	$4,400,362
5.625%, 10/01/26, 144A	3,179,000	3,246,554
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.25%, 4/01/23	1,965,000	2,026,937
5.75%, 4/01/25	1,355,000	1,370,667
DCP Midstream Operating LP 5.35%, 3/15/20, 144A	998,000	1,017,960
4.75%, 9/30/21, 144A	1,790,000	1,825,800
3.875%, 3/15/23	1,162,000	1,156,190
5.375%, 7/15/25	2,478,000	2,583,315
Energy Transfer LP 7.50%, 10/15/20	3,135,000	3,338,775
4.25%, 3/15/23	2,960,000	3,004,992
5.875%, 1/15/24	3,359,000	3,610,925
5.50%, 6/01/27	3,044,000	3,203,810
EnLink Midstream Partners LP 4.40%, 4/01/24	2,112,000	2,059,200
4.15%, 6/01/25	1,730,000	1,654,312
4.85%, 7/15/26	1,837,000	1,804,852
Genesis Energy LP / Genesis Energy Finance Corp. 6.75%, 8/01/22	2,967,000	3,033,758
6.00%, 5/15/23	1,100,000	1,105,489
6.50%, 10/01/25	1,300,000	1,251,250
6.25%, 5/15/26	1,384,000	1,287,120
NGPL PipeCo LLC 4.375%, 8/15/22, 144A	2,023,000	2,053,345
4.875%, 8/15/27, 144A	2,193,000	2,214,245
NuStar Logistics LP 4.80%, 9/01/20	2,376,000	2,417,580
5.625%, 4/28/27	1,243,000	1,250,769
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 4.75%, 10/01/23, 144A	392,000	392,490
5.50%, 9/15/24, 144A	3,053,000	3,134,057
5.50%, 1/15/28, 144A	2,138,000	2,143,345
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.25%, 5/01/23	1,684,000	1,711,348
4.25%, 11/15/23	1,647,000	1,630,530
6.75%, 3/15/24	1,302,000	1,368,728
5.125%, 2/01/25	1,004,000	1,014,040
5.875%, 4/15/26, 144A	2,939,000	3,071,255
5.375%, 2/01/27	1,657,000	1,673,587
6.50%, 7/15/27, 144A	2,488,000	2,637,280
5.00%, 1/15/28	2,283,000	2,223,071
6.875%, 1/15/29, 144A	2,393,000	2,553,032

		94,796,138

Financial — 9.3%

Banks — 0.9%
CIT Group, Inc. 4.125%, 3/09/21	1,481,000	1,495,810
5.00%, 8/15/22	3,104,000	3,212,640
5.00%, 8/01/23	2,283,000	2,375,233

See Notes to Financial Statements.	60

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Banks (Continued)
4.75%, 2/16/24	$1,696,000	$1,729,920
5.25%, 3/07/25	1,629,000	1,710,450
6.125%, 3/09/28	1,185,000	1,288,688
Freedom Mortgage Corp. 8.125%, 11/15/24, 144A	1,292,000	1,217,710
8.25%, 4/15/25, 144A	1,991,000	1,881,495
Intesa Sanpaolo SpA 5.017%, 6/26/24, 144A	5,481,000	5,083,037
5.71%, 1/15/26, 144A	4,313,000	4,041,285

		24,036,268

Diversified Financial Services — 4.0%
Ally Financial, Inc. 8.00%, 3/15/20	2,284,000	2,395,345
4.125%, 3/30/20	2,074,000	2,089,555
7.50%, 9/15/20	1,180,000	1,255,225
4.25%, 4/15/21	2,484,000	2,521,260
4.125%, 2/13/22	1,717,000	1,732,560
4.625%, 5/19/22	1,178,000	1,203,032
5.125%, 9/30/24	2,426,000	2,553,365
4.625%, 3/30/25	2,041,000	2,086,310
5.75%, 11/20/25 (a)	3,166,000	3,367,832
Blackstone CQP Holdco LP, 144A 6.50%, 3/20/21	5,542,000	5,548,927
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
7.375%, 4/01/20, 144A	1,998,000	2,006,991
7.50%, 4/15/21, 144A	979,000	1,002,251
6.875%, 4/15/22, 144A	1,264,000	1,267,160
7.25%, 8/15/24, 144A	1,261,000	1,232,627
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.25%, 3/15/22, 144A	936,000	952,380
5.25%, 10/01/25, 144A	1,083,000	1,020,728
Lincoln Finance Ltd., 144A 7.375%, 4/15/21	1,040,000	1,062,100
Lions Gate Capital Holdings LLC 6.375%, 2/01/24, 144A	1,500,000	1,541,250
5.875%, 11/01/24, 144A	1,304,000	1,326,820
LPL Holdings, Inc., 144A 5.75%, 9/15/25	2,121,000	2,150,164
Nationstar Mortgage Holdings, Inc. 8.125%, 7/15/23, 144A	3,066,000	3,127,320
9.125%, 7/15/26, 144A	2,477,000	2,538,925
Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50%, 7/01/21	1,598,000	1,603,993
Navient Corp. Series MTN, 8.00%, 3/25/20	5,797,000	6,068,474
5.00%, 10/26/20	1,543,000	1,566,592
5.875%, 3/25/21	1,720,000	1,758,700
6.625%, 7/26/21	2,210,000	2,290,113
Series MTN, 7.25%, 1/25/22	3,177,000	3,343,793
6.50%, 6/15/22	1,301,000	1,340,030
5.50%, 1/25/23	2,781,000	2,756,666

	Principal Amount	Value
Diversified Financial Services (Continued)
7.25%, 9/25/23	$1,832,000	$1,896,120
Series MTN, 6.125%, 3/25/24	2,840,000	2,783,200
5.875%, 10/25/24	1,171,000	1,128,551
6.75%, 6/25/25	1,339,000	1,313,894
6.75%, 6/15/26	1,692,000	1,628,550
NFP Corp., 144A 6.875%, 7/15/25	2,072,000	1,989,120
Quicken Loans, Inc. 5.75%, 5/01/25, 144A	3,542,000	3,513,664
5.25%, 1/15/28, 144A	3,214,000	2,940,810
Springleaf Finance Corp. 8.25%, 12/15/20	2,538,000	2,723,909
7.75%, 10/01/21	2,076,000	2,236,184
6.125%, 5/15/22	3,146,000	3,279,705
5.625%, 3/15/23	2,780,000	2,832,125
6.125%, 3/15/24	2,200,000	2,230,250
6.875%, 3/15/25	3,800,000	3,899,750
7.125%, 3/15/26	5,071,000	5,143,896
Vantiv LLC / Vanitv Issuer Corp., 144A 4.375%, 11/15/25	1,480,000	1,433,750

		105,683,966

Insurance — 0.6%
Acrisure LLC / Acrisure Finance, Inc. 8.125%, 2/15/24, 144A	2,200,000	2,256,375
7.00%, 11/15/25, 144A	2,700,000	2,397,816
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A 8.25%, 8/01/23	2,014,000	2,090,783
Ardonagh Midco 3 PLC, 144A 8.625%, 7/15/23 (a)	1,449,000	1,282,365
AssuredPartners, Inc., 144A 7.00%, 8/15/25	1,395,000	1,332,225
Genworth Holdings, Inc. 7.625%, 9/24/21	2,071,000	2,030,098
HUB International Ltd., 144A 7.00%, 5/01/26	3,590,000	3,527,175
Radian Group, Inc. 4.50%, 10/01/24	1,274,580	1,245,902

		16,162,739

Real Estate — 0.5%
Howard Hughes Corp., 144A 5.375%, 3/15/25	3,006,000	2,983,455
Kennedy-Wilson, Inc. 5.875%, 4/01/24	3,670,000	3,605,775
Realogy Group LLC / Realogy Co.-Issuer Corp., 144A 4.875%, 6/01/23 (a)	1,907,000	1,735,370
Washington Prime Group LP 5.95%, 8/15/24	2,100,000	1,917,628
WeWork Cos., Inc., 144A 7.875%, 5/01/25 (a)	2,072,000	1,933,901

		12,176,129

See Notes to Financial Statements.	61

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Real Estate Investment Trusts — 2.7%
CBL & Associates LP 5.25%, 12/01/23 (a)	$1,475,000	$1,209,500
5.95%, 12/15/26 (a)	1,825,000	1,400,687
CyrusOne LP / CyrusOne Finance Corp. 5.00%, 3/15/24	1,946,000	1,984,920
5.375%, 3/15/27	1,577,000	1,608,540
Equinix, Inc. 5.375%, 1/01/22	1,705,000	1,757,216
5.375%, 4/01/23	3,362,000	3,433,442
5.75%, 1/01/25	1,537,000	1,606,165
5.875%, 1/15/26	3,260,000	3,423,000
5.375%, 5/15/27	3,754,000	3,894,775
ESH Hospitality, Inc., 144A 5.25%, 5/01/25	4,102,000	4,091,745
Iron Mountain, Inc. 4.375%, 6/01/21, 144A	745,000	745,000
6.00%, 8/15/23	1,975,000	2,029,312
5.75%, 8/15/24	2,451,000	2,462,489
4.875%, 9/15/27, 144A	3,255,000	3,096,319
5.25%, 3/15/28, 144A	2,749,000	2,645,912
iStar, Inc. 4.625%, 9/15/20	1,115,000	1,123,362
5.25%, 9/15/22	1,848,000	1,815,660
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 5.625%, 5/01/24	3,302,000	3,421,698
4.50%, 9/01/26	1,554,000	1,497,015
5.75%, 2/01/27, 144A	1,994,000	2,043,850
MPT Operating Partnership LP / MPT Finance Corp. 6.375%, 3/01/24	1,527,000	1,607,168
5.25%, 8/01/26	1,556,000	1,585,175
5.00%, 10/15/27	4,100,000	4,079,500
Realogy Group LLC / Realogy Co.-Issuer Corp., 144A 5.25%, 12/01/21	629,000	628,214
SBA Communications Corp. 4.875%, 7/15/22	2,278,000	2,312,170
4.00%, 10/01/22	2,353,000	2,341,235
4.875%, 9/01/24	3,071,000	3,078,678
Starwood Property Trust, Inc. 3.625%, 2/01/21	2,398,000	2,389,008
5.00%, 12/15/21	1,707,000	1,747,541
4.75%, 3/15/25	1,087,000	1,060,151
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A 7.125%, 12/15/24	1,828,000	1,526,380
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 6.00%, 4/15/23, 144A	1,246,000	1,161,895
8.25%, 10/15/23	3,638,000	3,174,155

		71,981,877

Venture Capital — 0.6%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.00%, 8/01/20	3,685,000	3,726,456

	Principal Amount	Value
Venture Capital (Continued)
5.875%, 2/01/22	$5,440,000	$5,521,600
6.25%, 2/01/22	3,434,000	3,544,918
6.75%, 2/01/24	1,565,000	1,645,206
6.375%, 12/15/25	1,530,000	1,577,813

		16,015,993

Industrial — 9.1%

Aerospace/Defense — 2.4%
Arconic, Inc. 6.15%, 8/15/20	2,140,000	2,217,575
5.40%, 4/15/21	4,290,000	4,428,746
5.87%, 2/23/22 (a)	2,401,000	2,518,049
5.125%, 10/01/24	3,785,000	3,758,978
Bombardier, Inc. 7.75%, 3/15/20, 144A	2,447,000	2,563,477
8.75%, 12/01/21, 144A	4,961,000	5,475,704
5.75%, 3/15/22, 144A	1,373,000	1,382,611
6.00%, 10/15/22, 144A (a)	3,025,000	3,055,250
6.125%, 1/15/23, 144A (a)	3,589,000	3,624,890
7.50%, 12/01/24, 144A	2,962,000	3,021,240
7.50%, 3/15/25, 144A (a)	4,415,000	4,470,187
Transdigm UK Holdings PLC, 144A 6.875%, 5/15/26	199,000	194,523
Transdigm, Inc., 144A 7.50%, 3/15/27	1,400,000	1,410,360
TransDigm, Inc. 6.00%, 7/15/22	4,524,000	4,619,004
6.50%, 7/15/24	3,348,000	3,389,850
6.50%, 5/15/25	2,028,000	2,028,000
6.25%, 3/15/26, 144A	11,400,000	11,685,000
6.375%, 6/15/26	2,974,000	2,899,650
Triumph Group, Inc. 7.75%, 8/15/25	1,560,000	1,485,900

		64,228,994

Building Materials — 1.0%
Builders FirstSource, Inc., 144A 5.625%, 9/01/24	2,093,000	2,051,140
Griffon Corp. 5.25%, 3/01/22	3,640,000	3,608,150
Jeld-Wen, Inc. 4.625%, 12/15/25, 144A	1,104,000	1,041,900
4.875%, 12/15/27, 144A	1,052,000	977,045
NCI Building Systems, Inc., 144A 8.00%, 4/15/26	1,790,000	1,696,025
Standard Industries, Inc. 5.50%, 2/15/23, 144A	1,126,000	1,154,150
5.375%, 11/15/24, 144A	4,039,000	4,114,731
6.00%, 10/15/25, 144A	3,136,000	3,288,880
5.00%, 2/15/27, 144A	1,210,000	1,155,550
Standard Industries, Inc./NJ, 144A 4.75%, 1/15/28	3,427,000	3,212,812
Summit Materials LLC / Summit Materials Finance Corp. 6.125%, 7/15/23	2,190,000	2,255,700
USG Corp., 144A 4.875%, 6/01/27	1,262,000	1,277,359

		25,833,442

See Notes to Financial Statements.	62

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc. 5.50%, 6/15/25, 144A	$1,547,000	$1,516,060
6.375%, 7/15/26, 144A	1,776,000	1,798,200
7.75%, 1/15/27, 144A	1,595,000	1,702,662

		5,016,922

Electronics — 0.2%
Itron, Inc., 144A 5.00%, 1/15/26	984,000	959,400
Sensata Technologies BV 4.875%, 10/15/23, 144A	975,000	1,005,468
5.625%, 11/01/24, 144A	1,001,000	1,054,804
5.00%, 10/01/25, 144A	2,392,000	2,427,880

		5,447,552

Engineering & Construction — 0.3%
AECOM 5.875%, 10/15/24	2,436,000	2,550,614
5.125%, 3/15/27	2,976,000	2,838,360
Brand Industrial Services, Inc., 144A 8.50%, 7/15/25	2,895,000	2,627,212
MasTec, Inc. 4.875%, 3/15/23	1,248,000	1,255,800

		9,271,986

Environmental Control — 0.3%
Advanced Disposal Services, Inc., 144A 5.625%, 11/15/24	1,109,000	1,125,635
Clean Harbors, Inc. 5.125%, 6/01/21	2,310,000	2,315,775
Covanta Holding Corp. 5.875%, 3/01/24	828,000	847,665
5.875%, 7/01/25	1,714,000	1,716,142
6.00%, 1/01/27	1,175,000	1,183,813
GFL Environmental, Inc., 144A 5.375%, 3/01/23	1,330,000	1,259,344

		8,448,374

Hand/Machine Tools — 0.1%
Colfax Corp. 6.00%, 2/15/24, 144A	1,700,000	1,757,375
6.375%, 2/15/26, 144A	1,100,000	1,148,125

		2,905,500

Machinery-Construction & Mining — 0.1%
Vertiv Group Corp., 144A 9.25%, 10/15/24	2,209,000	2,220,045

Machinery-Diversified — 0.1%
Cloud Crane LLC, 144A 10.125%, 8/01/24	1,716,000	1,831,830
Welbilt, Inc. 9.50%, 2/15/24	588,000	635,040

		2,466,870

Metal Fabricate/Hardware — 0.3%
Novelis Corp. 6.25%, 8/15/24, 144A	3,759,000	3,796,590
5.875%, 9/30/26, 144A	4,197,000	4,102,568

		7,899,158

	Principal Amount	Value
Packaging & Containers — 3.0%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 4.25%, 9/15/22, 144A	$2,557,000	$2,558,790
4.625%, 5/15/23, 144A	2,392,000	2,415,920
7.25%, 5/15/24, 144A	5,929,000	6,179,204
6.00%, 2/15/25, 144A	4,767,000	4,719,330
Ball Corp. 4.375%, 12/15/20	3,257,000	3,330,282
5.00%, 3/15/22	2,392,000	2,486,185
4.00%, 11/15/23	2,856,000	2,870,280
5.25%, 7/01/25	2,949,000	3,103,822
4.875%, 3/15/26	2,485,000	2,540,912
Berry Global, Inc. 5.50%, 5/15/22	1,364,000	1,386,165
6.00%, 10/15/22	1,035,000	1,066,050
5.125%, 7/15/23	2,034,000	2,044,170
4.50%, 2/15/26, 144A	1,428,000	1,354,815
BWAY Holding Co. 5.50%, 4/15/24, 144A	4,667,000	4,607,262
7.25%, 4/15/25, 144A (a)	3,816,000	3,634,740
Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, 1/15/23	2,559,000	2,590,987
Crown Americas LLC / Crown Americas Capital Corp. VI 4.75%, 2/01/26	299,000	300,682
Flex Acquisition Co., Inc. 6.875%, 1/15/25, 144A	1,719,000	1,633,050
7.875%, 7/15/26, 144A	1,483,000	1,423,680
Graphic Packaging International LLC 4.75%, 4/15/21	1,016,000	1,036,320
Multi-Color Corp., 144A 4.875%, 11/01/25 (a)	2,150,000	2,184,938
Owens-Brockway Glass Container, Inc. 5.00%, 1/15/22, 144A (a)	1,481,000	1,528,851
5.875%, 8/15/23, 144A	1,738,000	1,835,763
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.75%, 10/15/20	8,276,180	8,303,077
5.125%, 7/15/23, 144A	4,666,000	4,671,833
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg, 144A 7.00%, 7/15/24	2,245,000	2,299,722
Sealed Air Corp. 6.50%, 12/01/20, 144A	1,498,000	1,565,410
4.875%, 12/01/22, 144A	1,217,000	1,244,383
5.25%, 4/01/23, 144A	1,041,000	1,076,134
5.125%, 12/01/24, 144A	1,242,000	1,283,682
5.50%, 9/15/25, 144A (a)	759,000	793,155

		78,069,594

Transportation — 0.4%
Hornbeck Offshore Services, Inc. 5.00%, 3/01/21	1,240,000	682,000
Kenan Advantage Group, Inc., 144A 7.875%, 7/31/23	1,112,000	1,087,681

See Notes to Financial Statements.	63

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Transportation (Continued)
XPO Logistics, Inc. 6.50%, 6/15/22, 144A	$3,790,000	$3,870,537
6.125%, 9/01/23, 144A	2,353,000	2,355,941
6.75%, 8/15/24, 144A	2,200,000	2,219,514

		10,215,673

Trucking & Leasing — 0.7%
Avolon Holdings Funding Ltd. 5.50%, 1/15/23, 144A	1,464,000	1,504,553
5.125%, 10/01/23, 144A	2,446,000	2,476,575
5.25%, 5/15/24, 144A	112,000	115,080
Fortress Transportation & Infrastructure Investors LLC, 144A 6.75%, 3/15/22	1,900,000	1,941,800
Park Aerospace Holdings Ltd. 5.25%, 8/15/22, 144A	5,525,000	5,669,810
4.50%, 3/15/23, 144A	3,077,000	3,061,615
5.50%, 2/15/24, 144A	4,043,000	4,189,559

		18,958,992

Technology — 5.2%

Computers — 1.8%
Banff Merger Sub, Inc., 144A 9.75%, 9/01/26	4,329,000	4,204,541
Dell International LLC / EMC Corp. 5.875%, 6/15/21, 144A	8,562,000	8,736,956
7.125%, 6/15/24, 144A (a)	4,030,000	4,276,713
Dell, Inc. 4.625%, 4/01/21 (a)	1,510,000	1,535,481
Diebold Nixdorf, Inc. 8.50%, 4/15/24 (a)	1,042,000	890,910
EMC Corp. 2.65%, 6/01/20	2,142,000	2,122,058
3.375%, 6/01/23	2,964,000	2,848,124
Exela Intermediate LLC / Exela Finance, Inc., 144A 10.00%, 7/15/23	3,085,000	3,158,269
Harland Clarke Holdings Corp. 9.25%, 3/01/21, 144A (a)	2,031,000	2,020,845
8.375%, 8/15/22, 144A	2,364,000	2,219,205
Leidos Holdings, Inc. 4.45%, 12/01/20	1,094,000	1,120,639
NCR Corp. 4.625%, 2/15/21	853,000	850,867
5.00%, 7/15/22	2,129,000	2,139,411
6.375%, 12/15/23	2,148,000	2,184,452
Sungard Availability Services Capital, Inc., 144A 8.75%, 4/01/22	1,172,000	117,200
West Corp., 144A 8.50%, 10/15/25	3,349,000	2,788,042
Western Digital Corp. 4.75%, 2/15/26	6,738,000	6,384,255

		47,597,968

	Principal Amount	Value
Office/Business Equipment — 0.7%
CDW LLC / CDW Finance Corp. 5.00%, 9/01/23	$923,000	$934,537
5.50%, 12/01/24	1,842,000	1,929,495
5.00%, 9/01/25	2,714,000	2,741,140
Pitney Bowes, Inc. 3.875%, 10/01/21	1,947,000	1,898,325
4.375%, 5/15/22	1,439,000	1,377,843
4.95%, 4/01/23	1,183,000	1,117,935
4.625%, 3/15/24 (a)	1,253,000	1,152,760
Xerox Corp. 4.50%, 5/15/21	3,061,000	3,114,568
3.625%, 3/15/23	2,854,000	2,804,055

		17,070,658

Semiconductors — 0.1%
Amkor Technology, Inc. 6.375%, 10/01/22	1,106,000	1,117,060
Qorvo, Inc., 144A 5.50%, 7/15/26	2,162,000	2,205,240
Sensata Technologies UK Financing Co. PLC, 144A 6.25%, 2/15/26	154,000	163,047

		3,485,347

Software — 2.6%
CDK Global, Inc. 5.00%, 10/15/24	1,406,000	1,430,605
5.875%, 6/15/26	1,898,000	1,959,685
4.875%, 6/01/27	1,719,000	1,697,873
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A 5.75%, 3/01/25	3,405,000	3,335,878
First Data Corp. 5.375%, 8/15/23, 144A	4,256,000	4,365,081
5.00%, 1/15/24, 144A	5,315,000	5,457,894
5.75%, 1/15/24, 144A	6,138,000	6,341,782
Infor US, Inc. 6.50%, 5/15/22	5,022,000	5,140,117
Informatica LLC, 144A 7.125%, 7/15/23	2,003,000	2,038,293
IQVIA, Inc. 4.875%, 5/15/23, 144A	2,434,000	2,482,680
5.00%, 10/15/26, 144A	3,230,000	3,298,637
MSCI, Inc. 5.25%, 11/15/24, 144A	2,663,000	2,742,890
5.75%, 8/15/25, 144A	2,537,000	2,651,165
4.75%, 8/01/26, 144A	1,551,000	1,554,877
5.375%, 5/15/27, 144A	1,242,000	1,285,470
Nuance Communications, Inc. 5.625%, 12/15/26	1,313,000	1,342,543
Open Text Corp. 5.625%, 1/15/23, 144A	2,991,000	3,084,469
5.875%, 6/01/26, 144A	2,105,000	2,219,891
Rackspace Hosting, Inc., 144A 8.625%, 11/15/24	3,546,000	3,111,615
Riverbed Technology, Inc., 144A 8.875%, 3/01/23 (a)	1,080,000	753,300

See Notes to Financial Statements.	64

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2019 (Unaudited)

	Principal Amount	Value
Software (Continued)
Solera LLC / Solera Finance, Inc., 144A 10.50%, 3/01/24	$5,810,000	$6,325,638
TIBCO Software, Inc., 144A 11.375%, 12/01/21	2,706,000	2,876,816
Veritas US, Inc. / Veritas Bermuda Ltd. 7.50%, 2/01/23, 144A	1,430,000	1,365,650
10.50%, 2/01/24, 144A	2,189,000	1,858,549

		68,721,398

Utilities — 2.8%

Electric — 2.4%
AES Corp. 4.00%, 3/15/21	1,989,000	2,000,158
4.50%, 3/15/23	1,101,000	1,112,010
4.875%, 5/15/23	1,734,000	1,755,133
5.50%, 4/15/25	1,874,000	1,937,247
6.00%, 5/15/26	1,642,000	1,736,415
5.125%, 9/01/27	1,347,000	1,387,410
Calpine Corp. 6.00%, 1/15/22, 144A	1,998,000	2,032,965
5.375%, 1/15/23	3,709,000	3,681,183
5.875%, 1/15/24, 144A	1,108,000	1,132,930
5.50%, 2/01/24	1,975,000	1,908,344
5.75%, 1/15/25	4,642,000	4,456,320
5.25%, 6/01/26, 144A	3,630,000	3,571,013
Clearway Energy Operating LLC 5.375%, 8/15/24	2,000,000	1,970,000
5.75%, 10/15/25, 144A	1,311,000	1,292,974
InterGen NV, 144A 7.00%, 6/30/23	1,446,000	1,308,630
NextEra Energy Operating Partners LP 4.25%, 9/15/24, 144A	1,509,000	1,488,251
4.50%, 9/15/27, 144A	1,632,000	1,560,600
NRG Energy, Inc. 6.25%, 5/01/24	2,204,000	2,286,650
7.25%, 5/15/26	2,692,000	2,917,455
6.625%, 1/15/27	3,711,000	3,960,333
5.75%, 1/15/28	2,419,000	2,491,570
Talen Energy Supply LLC 9.50%, 7/15/22, 144A (a)	1,178,000	1,260,460
6.50%, 6/01/25	1,873,000	1,678,208
10.50%, 1/15/26, 144A	1,696,000	1,763,840

	Principal Amount	Value
Electric (Continued)
Vistra Energy Corp. 5.875%, 6/01/23	$1,849,000	$1,906,781
7.625%, 11/01/24	5,425,000	5,777,625
Vistra Operations Co. LLC 5.50%, 9/01/26, 144A	3,163,000	3,289,520
5.625%, 2/15/27, 144A	3,200,000	3,304,000

		64,968,025

Gas — 0.4%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/24	2,084,000	2,115,260
5.50%, 5/20/25	1,976,000	1,966,120
5.875%, 8/20/26	2,201,000	2,216,847
5.75%, 5/20/27	1,277,000	1,257,845
NGL Energy Partners LP / NGL Energy Finance Corp. 7.50%, 11/01/23	1,856,000	1,923,280
		9,479,352

TOTAL CORPORATE BONDS (Cost $2,599,460,269)		2,590,887,936

	Number of Shares
SECURITIES LENDING COLLATERAL — 6.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31% (b)(c) (Cost $159,828,582)	159,828,582	159,828,582

CASH EQUIVALENTS — 0.9%
DWS Government Money Market Series “Institutional Shares”, 2.38% (b) (Cost $23,260,630)	23,260,630	23,260,630

TOTAL INVESTMENTS — 104.8% (Cost $2,782,549,481)		$2,773,977,148
Other assets and liabilities, net — (4.8%)		(128,871,656)

NET ASSETS — 100.0%		$2,645,105,492

See Notes to Financial Statements.	65

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2019 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 is as follows:

Value ($) at 8/31/2018	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
SECURITIES LENDING COLLATERAL — 6.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 2.31% (b)(c)
111,668,629	48,159,953	(d)	—	—	—	844,008	—	159,828,582	159,828,582

CASH EQUIVALENTS — 0.9%
DWS Government Money Market Series “Institutional Shares” , 2.38% (b)
—	142,119,281		(118,858,651)	—	—	98,368	—	23,260,630	23,260,630

111,668,629	190,279,234		(118,858,651)	—	—	942,376	—	183,089,212	183,089,212

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2019 amounted to $167,650,742, which is 6.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $14,397,588.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2019.

MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$2,590,887,936	$—	$2,590,887,936
Short-Term Investments (e)	183,089,212	—	—	183,089,212

TOTAL	$183,089,212	$2,590,887,936	$—	$2,773,977,148

(e)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	66

This Page is Intentionally Left Blank

67

DBX ETF Trust

Statements of Assets and Liabilities

February 28, 2019 (Unaudited)

	Xtrackers Barclays International Corporate Bond Hedged ETF	Xtrackers Barclays International Treasury Bond Hedged ETF	Xtrackers High Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF
Assets
Investment in non-affiliated securities at value	$4,933,474	$9,768,272	$143,710,120	$141,226,806
Investment in DWS Government Money Market Series	14,461	201,127	668,889	2,298,360
Investment in DWS Government & Agency Securities Portfolio*	—	—	14,261,434	2,001,021
Foreign currency at value	13,792	—	—	—
Unrealized appreciation on forward foreign currency contracts	50,032	82,758	—	—
Receivables:
Investment securities sold	—	74,011	5,971,928	4,161,246
Capital shares	—	1,956	—	—
Interest	68,227	86,316	2,692,734	1,986,849
Securities lending income	—	—	13,868	936
Foreign tax reclaim	161	1,982	—	—

Total Assets	$5,080,147	$10,216,422	$167,318,973	$151,675,218

Liabilities
Due to custodian	$—	$29	$—	$—
Due to foreign custodian	—	82,906	—	—
Payable upon return of securities loaned	—	—	14,261,434	2,001,021
Unrealized depreciation on forward foreign currency contracts	10,242	28,558	—	—
Payables:
Investment securities purchased	41,219	222,334	5,672,318	6,134,479
Investment advisory fees	1,154	1,080	39,046	27,288

Total Liabilities	52,615	334,907	19,972,798	8,162,788

Net Assets, at value	$5,027,532	$9,881,515	$147,346,175	$143,512,430

Net Assets Consist of
Paid-in capital	$5,009,594	$9,953,183	$151,979,020	$144,466,465
Distributable earnings (loss)	17,938	(71,668)	(4,632,845)	(954,035)

Net Assets, at value	$5,027,532	$9,881,515	$147,346,175	$143,512,430

Number of Common Shares outstanding	100,001	200,001	3,050,001	2,900,001

Net Asset Value	$50.27	$49.41	$48.31	$49.49

Investment in non-affiliated securities at cost	$4,889,373	$9,775,663	$147,802,067	$140,785,795

Value of securities loaned	$—	$—	$14,534,307	$2,706,437

Investment in DWS Government Money Market Series at cost	$14,461	$201,127	$668,889	$2,298,360

Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$—	$14,261,434	$2,001,021

Non-cash collateral for securities on loan	$—	$—	$833,741	$806,301

Foreign currency at cost	$13,662	$(83,387)	$—	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	68

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

February 28, 2019 (Unaudited)

	Xtrackers Short Duration High Yield Bond ETF	Xtrackers USD High Yield Corporate Bond ETF
Assets
Investment in non-affiliated securities at value	$43,061,650	$2,590,887,936
Investment in DWS Government Money Market Series	900,974	23,260,630
Investment in DWS Government & Agency Securities Portfolio*	3,229,873	159,828,582
Receivables:
Investment securities sold	528,285	63,139,979
Capital shares	—	12,196,114
Interest	754,315	42,718,777
Securities lending income	2,805	150,263

Total Assets	$48,477,902	$2,892,182,281

Liabilities
Due to custodian	$—	$187
Payable upon return of securities loaned	3,229,873	159,828,582
Payables:
Investment securities purchased	830,170	86,874,668
Investment advisory fees	6,732	373,352

Total Liabilities	4,066,775	247,076,789

Net Assets, at value	$44,411,127	$2,645,105,492

Net Assets Consist of
Paid-in capital	$44,948,114	$2,654,472,079
Distributable earnings (loss)	(536,987)	(9,366,587)

Net Assets, at value	$44,411,127	$2,645,105,492

Number of Common Shares outstanding	900,001	53,400,001

Net Asset Value	$49.35	$49.53

Investment in non-affiliated securities at cost	$43,235,983	$2,599,460,269

Value of securities loaned	$3,537,264	$167,650,742

Investment in DWS Government Money Market Series at cost	$900,974	$23,260,630

Investment in DWS Government & Agency Securities Portfolio at cost*	$3,229,873	$159,828,582

Non-cash collateral for securities on loan	$435,484	$14,397,588

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	69

DBX ETF Trust

Statements of Operations

For the Six Months Ended February 28, 2019 (Unaudited)

	Xtrackers Barclays International Corporate Bond Hedged ETF	Xtrackers Barclays International Treasury Bond Hedged ETF	Xtrackers High Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF
Investment Income
Unaffiliated interest income*	$33,469	$28,050	$5,141,281	$3,333,376
Income distributions from affiliated funds	173	324	7,589	16,584
Affiliated securities lending income	—	—	87,274	7,497

Total Investment Income	33,642	28,374	5,236,144	3,357,457

Expenses
Investment advisory fees	7,404	6,210	250,285	171,708
Other expenses	57	57	299	299

Total expenses	7,461	6,267	250,584	172,007

Less fees waived (see note 3):
Waiver	(6)	(10)	(275)	(593)

Net Expenses	7,455	6,257	250,309	171,414

Net Investment income (loss)	26,187	22,117	4,985,835	3,186,043

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(835)	(10,501)	(1,086,372)	(838,045)
Foreign currency transactions	(2,032)	(464)	—	—
Forward foreign currency contracts	126,548	55,842	—	—

Net realized gain (loss)	123,681	44,877	(1,086,372)	(838,045)
Net change in unrealized appreciation (depreciation) on:
Investments	(46,005)	44,981	(1,491,528)	1,912,859
Foreign currency translations	1,440	1,331	—	—
Forward foreign currency contracts	(5,839)	20,282	—	—

Net change in unrealized appreciation (depreciation)	(50,404)	66,594	(1,491,528)	1,912,859

Net realized and unrealized gain (loss) on investments and foreign currency transactions	73,277	111,471	(2,577,900)	1,074,814

Net Increase (Decrease) in Net Assets Resulting from Operations	$99,464	$133,588	$2,407,935	$4,260,857

* Unaffiliated foreign tax withheld	$407	$556	$—	$—

See Notes to Financial Statements.	70

DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended February 28, 2019 (Unaudited)

	Xtrackers Short Duration High Yield Bond ETF	Xtrackers USD High Yield Corporate Bond ETF
Investment Income
Unaffiliated interest income	$1,301,723	$62,547,014
Income distributions from affiliated funds	3,035	98,368
Affiliated securities lending income	18,632	844,008

Total Investment Income	1,323,390	63,489,390

Expenses
Investment advisory fees	43,832	2,001,391
Other expenses	43	2,142

Total expenses	43,875	2,003,533

Less fees waived (see note 3):
Waiver	(103)	(3,417)

Net Expenses	43,772	2,000,116

Net Investment income (loss)	1,279,618	61,489,274

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(350,456)	(7,093,313)
In-kind redemptions	(167,334)	(1,028,862)

Net realized gain (loss)	(517,790)	(8,122,175)
Net change in unrealized appreciation (depreciation) on:
Investments	48,425	2,667,827

Net change in unrealized appreciation (depreciation)	48,425	2,667,827

Net realized and unrealized gain (loss) on investments and foreign currency transactions	(469,365)	(5,454,348)

Net Increase (Decrease) in Net Assets Resulting from Operations	$810,253	$56,034,926

See Notes to Financial Statements.	71

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Barclays International Corporate Bond Hedged ETF			Xtrackers Barclays International Treasury Bond Hedged ETF
	For the Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018		For the Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$26,187	$38,156		$22,117	$33,401
Net realized gain (loss)	123,681	247,480		44,877	175,195
Net change in net unrealized appreciation (depreciation)	(50,404)	(203,014)		66,594	(143,716)

Net increase (decrease) in net assets resulting from operations	99,464	82,622		133,588	64,880

Distributions to Shareholders	(82,901)	(113,203	)*	(102,765)	(63,240	)*

Fund Shares Transactions
Proceeds from shares sold	—	—		4,951,893	—
Value of shares redeemed	—	—		—	—

Net increase (decrease) in net assets resulting from fund share transactions	—	—		4,951,893	—

Total net increase (decrease) in Net Assets	16,563	(30,581)		4,982,716	1,640

Net Assets
Beginning of period	5,010,969	5,041,550		4,898,799	4,897,159

End of period	$5,027,532	$5,010,969	**	$9,881,515	$4,898,799	**

Changes in Shares Outstanding
Shares outstanding, beginning of period	100,001	100,001		100,001	100,001
Shares sold	—	—		100,000	—
Shares redeemed	—	—		—	—

Shares outstanding, end of period	100,001	100,001		200,001	100,001

*	Includes distributions from net investment income.
**	Includes undistributed net investment income of $66,185 and $16,001 respectively.

See Notes to Financial Statements.	72

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers High Beta High Yield Bond ETF			Xtrackers Low Beta High Yield Bond ETF
	For the Six Months Ended February 28, 2019 (Unaudited)	For the Period January 11, 2018(1) to August 31, 2018		For the Six Months Ended February 28, 2019 (Unaudited)	For the Period January 11, 2018(1) to August 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$4,985,835	$5,906,468		$3,186,043	$3,668,878
Net realized gain (loss)	(1,086,372)	(250,530)		(838,045)	(1,084,231)
Net change in net unrealized appreciation (depreciation)	(1,491,528)	(2,600,419)		1,912,859	(1,471,848)

Net increase (decrease) in net assets resulting from operations	2,407,935	3,055,519		4,260,857	1,112,799

Distributions to Shareholders	(4,969,597)	(5,126,702	)*	(3,189,450)	(3,138,241	)*

Fund Shares Transactions
Proceeds from shares sold	2,394,746	149,584,224		4,799,209	139,667,206
Value of shares redeemed	—	—		—	—

Net increase (decrease) in net assets resulting from fund share transactions	2,394,746	149,584,224		4,799,209	139,667,206

Total net increase (decrease) in Net Assets	(166,916)	147,513,041		5,870,616	137,641,764

Net Assets
Beginning of period	147,513,091	50		137,641,814	50

End of period	$147,346,175	$147,513,091	**	$143,512,430	$137,641,814	**

Changes in Shares Outstanding
Shares outstanding, beginning of period	3,000,001	1		2,800,001	1
Shares sold	50,000	3,000,000		100,000	2,800,000
Shares redeemed	—	—		—	—

Shares outstanding, end of period	3,050,001	3,000,001		2,900,001	2,800,001

(1)	Commencement of Operations.
*	Includes distributions from net investment income.
**	Includes undistributed net investment income of $779,766 and $530,637 respectively.

See Notes to Financial Statements.	73

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Short Duration High Yield Bond ETF			Xtrackers USD High Yield Corporate Bond ETF
	For the Six Months Ended February 28, 2019 (Unaudited)	For the Period January 10, 2018(1) to August 31, 2018		For the Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,279,618	$1,195,352		$61,489,274	$52,854,950
Net realized gain (loss)	(517,790)	(64,402)		(8,122,175)	(1,691,911)
Net change in net unrealized appreciation (depreciation)	48,425	(222,758)		2,667,827	(13,361,568)

Net increase (decrease) in net assets resulting from operations	810,253	908,192		56,034,926	37,801,471

Distributions to Shareholders	(1,238,175)	(1,017,257	)*	(59,247,471)	(45,466,199)*

Fund Shares Transactions
Proceeds from shares sold	9,805,392	39,864,822		1,854,616,467	1,813,276,805
Value of shares redeemed	(4,722,150)	—		(1,001,916,471)	(230,205,552)

Net increase (decrease) in net assets resulting from fund share transactions	5,083,242	39,864,822		852,699,996	1,583,071,253

Total net increase (decrease) in Net Assets	4,655,320	39,755,757		849,487,451	1,575,406,525

Net Assets
Beginning of period	39,755,807	50		1,795,618,041	220,211,516

End of period	$44,411,127	$39,755,807	**	$2,645,105,492	$1,795,618,041 **

Changes in Shares Outstanding
Shares outstanding, beginning of period	800,001	1		36,000,001	4,300,001
Shares sold	200,000	800,000		38,050,000	36,350,000
Shares redeemed	(100,000)	—		(20,650,000)	(4,650,000)

Shares outstanding, end of period	900,001	800,001		53,400,001	36,000,001

(1)	Commencement of Operations.
*	Includes distributions from net investment income.
**	Includes undistributed net investment income of $178,095 and $8,479,077 respectively.

See Notes to Financial Statements.	74

DBX ETF Trust

Financial Highlights

Xtrackers Barclays International Corporate Bond Hedged ETF Selected Per Share Data	For the Six Months Ended 2/28/2019 (Unaudited)		Year Ended 8/31/2018	Period Ended 8/31/2017(a)
Net Asset Value, beginning of period	$50.11		$50.42	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.26		0.38	0.43
Net realized and unrealized gain (loss)	0.73		0.44	0.91

Total from investment operations	0.99		0.82	1.34

Less distributions from:
Net investment income	(0.83)		(1.13)	(0.92)

Total distributions	(0.83)		(1.13)	(0.92)

Net Asset Value, end of period	$50.27		$50.11	$50.42

Total Return (%)	2.01	(c)**	1.65	2.72	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	5		5	5
Ratio of expenses before fee waiver (%)	0.30	*	0.30	0.30	*
Ratio of expenses after fee waiver (%)	0.30	*	0.30	0.30	*
Ratio of net investment income (loss) (%)	1.05	*	0.76	1.01	*
Portfolio turnover rate (%)(d)	17	**	28	36	**

Xtrackers Barclays International Treasury Bond Hedged ETF Selected Per Share Data	For the Six Months Ended 2/28/2019 (Unaudited)		Year Ended 8/31/2018	Period Ended 8/31/2017(a)
Net Asset Value, beginning of period	$48.99		$48.97	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.21		0.33	0.25
Net realized and unrealized gain (loss)	1.24		0.32	(0.40)

Total from investment operations	1.45		0.65	(0.15)

Less distributions from:
Net investment income	(0.26)		(0.63)	(0.88)
Net realized gains	(0.77)		—	—

Total distributions	(1.03)		(0.63)	(0.88)

Net Asset Value, end of period	$49.41		$48.99	$48.97

Total Return (%)	2.99	(c)**	1.34	(0.27	)(e)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	10		5	5
Ratio of expenses before fee waiver (%)	0.25	*	0.25	0.25	*
Ratio of expenses after fee waiver (%)	0.25	*	0.25	0.25	*
Ratio of net investment income (loss) (%)	0.90	*	0.68	0.60	*
Portfolio turnover rate (%)(d)	12	**	31	44	**

(a)	For the period October 25, 2016 (commencement of operations) through August 31, 2017.
(b)	Based on average shares outstanding during the period.
(c)	Total return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	The Fund’s total return includes a reimbursement by the Advisor for a realized loss on a trade executed incorrectly, which otherwise would have reduced total return by 0.03%.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	75

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers High Beta High Yield Bond ETF Selected Per Share Data	For the Six Months Ended 2/28/2019 (Unaudited)		Period Ended 8/31/2018(a)
Net Asset Value, beginning of period	$49.17		$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	1.64		2.07
Net realized and unrealized gain (loss)	(0.86)		(1.11)

Total from investment operations	0.78		0.96

Less distributions from:
Net investment income	(1.64)		(1.79)

Total distributions	(1.64)		(1.79)

Net Asset Value, end of period	$48.31		$49.17

Total Return (%)	1.69	(c)**	2.01	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	147		148
Ratio of expenses before fee waiver (%)	0.35	*	0.35	*
Ratio of expenses after fee waiver (%)	0.35	*	0.35	*
Ratio of net investment income (loss) (%)	6.97	*	6.71	*
Portfolio turnover rate (%)(d)	22	**	34	**

Xtrackers Low Beta High Yield Bond ETF Selected Per Share Data	For the Six Months Ended 2/28/2019 (Unaudited)		Period Ended 8/31/2018(a)
Net Asset Value, beginning of period	$49.16		$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	1.12		1.37
Net realized and unrealized gain (loss)	0.33		(1.05)

Total from investment operations	1.45		0.32

Less distributions from:
Net investment income	(1.12)		(1.16)

Total distributions	(1.12)		(1.16)

Net Asset Value, end of period	$49.49		$49.16

Total Return (%)	3.02	(c)**	0.68	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	144		138
Ratio of expenses before fee waiver (%)	0.25	*	0.25	*
Ratio of expenses after fee waiver (%)	0.25	*	0.25	*
Ratio of net investment income (loss) (%)	4.64	*	4.44	*
Portfolio turnover rate (%)(d)	27	**	52	**

(a)	For the period January 11, 2018 (commencement of operations) through August 31, 2018.
(b)	Based on average shares outstanding during the period.
(c)	Total return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	76

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Short Duration High Yield Bond ETF Selected Per Share Data	For the Six Months Ended 2/28/2019 (Unaudited)		Period Ended 8/31/2018(a)
Net Asset Value, beginning of period	$49.69		$50.00

Income (loss) from investment operations:
Net investment income (loss)(c)	1.41		1.76
Net realized and unrealized gain (loss)	(0.39)		(0.59)

Total from investment operations	1.02		1.17

Less distributions from:
Net investment income	(1.36)		(1.48)

Total distributions	(1.36)		(1.48)

Net Asset Value, end of period	$49.35		$49.69

Total Return (%)	2.13	(d)**	2.41	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	44		40
Ratio of expenses before fee waiver (%)	0.20	*	0.20	*
Ratio of expenses after fee waiver (%)	0.20	*	0.20	*
Ratio of net investment income (loss) (%)	5.84	*	5.56	*
Portfolio turnover rate (%)(e)	22	**	37	**

Xtrackers USD High Yield Corporate Bond ETF Selected Per Share Data	For the Six Months Ended 2/28/2019 (Unaudited)		Year Ended 8/31/2018		Period Ended 8/31/2017(b)
Net Asset Value, beginning of period	$49.88		$51.21		$50.00

Income (loss) from investment operations:
Net investment income (loss)(c)	1.48		2.89		2.07
Net realized and unrealized gain (loss)	(0.36)		(1.53)		1.11

Total from investment operations	1.12		1.36		3.18

Less distributions from:
Net investment income	(1.47)		(2.69)		(1.97)

Total distributions	(1.47)		(2.69)		(1.97)

Net Asset Value, end of period	$49.53		$49.88		$51.21

Total Return (%)	2.33	(d)**	2.76	(d)	6.43	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	2,645		1,796		220
Ratio of expenses before fee waiver (%)	0.20	*	0.20		0.25	*
Ratio of expenses after fee waiver (%)	0.20	*	0.20		0.25	*
Ratio of net investment income (loss) (%)	6.14	*	5.86		5.57	*
Portfolio turnover rate (%)(e)	12	**	32		36	**

(a)	For the period January 10, 2018 (commencement of operations) through August 31, 2018.
(b)	For the period December 7, 2016 (commencement of operations) through August 31, 2017.
(c)	Based on average shares outstanding during the period.
(d)	Total return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	77

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of February 28, 2019, the Trust consists of thirty-eight investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Barclays International Corporate Bond Hedged ETF

Xtrackers Barclays International Treasury Bond Hedged ETF

Xtrackers High Beta High Yield Bond ETF

Xtrackers Low Beta High Yield Bond ETF

Xtrackers Short Duration High Yield Bond ETF

Xtrackers USD High Yield Corporate Bond ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Xtrackers Barclays International Corporate Bond Hedged ETF and Xtrackers Barclays International Treasury Bond Hedged ETF offer shares that are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF offer shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Barclays International Corporate Bond Hedged ETF	Barclays Global Aggregate Corporate Ex USD Bond Index (USD Hedged)
Xtrackers Barclays International Treasury Bond Hedged ETF	Barclays Global Aggregate Treasury Ex USD Issuer Diversified Bond Index (USD Hedged)
Xtrackers High Beta High Yield Bond ETF	Solactive USD High Yield Corporates Total Market High Beta Index
Xtrackers Low Beta High Yield Bond ETF	Solactive USD High Yield Corporates Total Market Low Beta Index
Xtrackers Short Duration High Yield Bond ETF	Solactive USD High Yield Corporates Total Market 0-5 Year Index
Xtrackers USD High Yield Corporate Bond ETF	Solactive USD High Yield Corporates Total Market Index

The Barclays Global Aggregate Corporate Ex USD Bond Index (USD Hedged) is designed to track the performance of investment grade corporate debt publicly issued in developed and emerging markets (excluding all securities denominated in U.S. dollars) in the industrial, utility and financial sectors while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. The Barclays Global Aggregate Treasury Ex USD Issuer Diversified Bond Index (USD Hedged) is designed to track the performance of investment grade sovereign debt publicly issued in the developed and emerging markets and denominated in the issuer’s own domestic currency (excluding all securities denominated in U.S. dollars) while mitigating exposure to fluctuations between the value of the U.S. dollar and the currencies of the countries included in the Underlying Index. The Barclays Hedged Indices are rebalanced monthly on the last trading day of the month, when the index will reflect the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The

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currency weights are determined as of the last calendar day of the preceding month. This means that no changes in the weights are made during the month to account for changes in the Underlying Index due to price movement of constituent securities. With respect to the bond components of the Underlying Index, the Underlying Index is rebalanced on the last calendar day of the month. No changes are made to constituent holdings other than on month end rebalancing dates.

The Solactive USD High Yield Corporates Total Market High Beta Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market. The Solactive USD High Yield Corporates Total Market Low Beta Index is designed to track the performance of the segment of the U.S. dollar-denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market. The Solactive USD High Yield Corporates Total Market 0-5 Year Index is designed to track the performance of short-term publicly issued U.S. dollar-denominated below investment grade corporate debt. The Solactive USD High Yield Corporates Total Market Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. The Solactive Indexes are rebalanced monthly on the last business day of each month.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s shares to greater price volatility than that experienced by more diversified investment companies.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Funds adopted the amendments with the impacts being that the Funds are no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation    The NAV, of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in

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determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; length of time of a halt in trading of the security; movement in the security’s proxy index; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

Accounting Standard Update    In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update 2017-08, Receivables-Nonrefundable fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and

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distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended February 28, 2019, the Funds did not incur any interest or penalties.

At August 31, 2018, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers Barclays International Corporate Bond Hedged ETF	$48,787	$72,229	$121,016
Xtrackers Barclays International Treasury Bond Hedged ETF	25,743	—	25,743
Xtrackers USD High Yield Corporate Bond ETF	1,726	—	1,726

Capital losses incurred after October 31 (“post-October capital losses”) and late year ordinary losses incurred after December 31 within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the period ended August 31, 2018, the following Funds incurred and will elect to defer post- October capital losses as follows:

Post-October Losses on Capital
Xtrackers High Beta High Yield Bond ETF	$213,295
Xtrackers Low Beta High Yield Bond ETF	1,075,625
Xtrackers Short Duration High Yield Bond ETF	49,118
Xtrackers USD High Yield Corporate Bond ETF	1,471,007

As of August 31, 2018, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Barclays International Corporate Bond Hedged ETF	$4,851,536	$57,815	$130,313	$(72,498)
Xtrackers Barclays International Treasury Bond Hedged ETF	4,876,867	(74,547)	90,504	(165,051)
Xtrackers High Beta High Yield Bond ETF	154,286,436	(2,637,654)	1,556,723	(4,194,377)
Xtrackers Low Beta High Yield Bond ETF	138,480,825	(1,480,454)	240,562	(1,721,016)
Xtrackers Short Duration High Yield Bond ETF	41,298,427	(238,042)	272,032	(510,074)
Xtrackers USD High Yield Corporate Bond ETF	1,879,438,061	(13,160,386)	10,074,831	(23,235,217)

The tax character of current year distributions will be determined at the end of the current fiscal year.

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Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of February 28, 2019, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended February 28, 2019, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of February 28, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of February 28, 2019, the Funds listed below had securities on loan, which were classified as bonds in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at year end.

Remaining Contractual Maturity of the Agreements, as of February 28, 2019

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers High Beta High Yield Bond ETF
Corporate Bonds	$14,261,434	$10,292	$7,318	$816,131	$15,095,175

Gross amount of recognized liabilities for securities lending transactions					$15,095,175

Xtrackers Low Beta High Yield Bond ETF
Corporate Bonds	$2,001,021	$20,085	$13,904	$772,312	$2,807,322

Gross amount of recognized liabilities for securities lending transactions					$2,807,322

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Remaining Contractual Maturity of the Agreements, as of February 28, 2019
Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total

Xtrackers Short Duration High Yield Bond ETF
Corporate Bonds	$3,229,873	$10,507	$7,280	$417,697	$3,665,357

Gross amount of recognized liabilities for securities lending transactions					$3,665,357

Xtrackers USD High Yield Corporate Bond ETF
Corporate Bonds	$159,828,582	$298,254	$279,294	$13,820,040	$174,226,170

Gross amount of recognized liabilities for securities lending transactions					$174,226,170

During the period ended February 28, 2019, Xtrackers Barclays International Corporate Bond Hedged ETF and Xtrackers Barclays International Treasury Bond Hedged ETF had no securities on loan.

Derivatives

Forward Foreign Currency Contracts    Xtrackers Barclays International Corporate Bond Hedged ETF and Xtrackers Barclays International Treasury Bond Hedged ETF enter into forward foreign currency contracts (“forward currency contracts”) designed to offset the Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into forward currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. For the period ended February 28, 2019, the Funds invested in forward currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies.

The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

A summary of the open forward currency contracts as of February 28, 2019 is included in a table following the Funds’ Schedule of Investments. The investment in forward currency contracts short vs. U.S. dollars had a contract value generally indicative of a range of the total exposure the respective Fund had to the value of non U.S. currencies during the period ended February 28, 2019.

The following tables summarize the value of the Funds’ derivative instruments held as of February 28, 2019 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers Barclays International Corporate Bond Hedged ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$50,032	Unrealized depreciation on forward foreign currency contracts	$10,242

Xtrackers Barclays International Treasury Bond Hedged ETF

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$82,758	Unrealized depreciation on forward foreign currency contracts	$28,558

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Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended February 28, 2019 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Forward Foreign Currency Contracts — Foreign Exchange Contracts
Xtrackers Barclays International Corporate Bond Hedged ETF	$126,548
Xtrackers Barclays International Treasury Bond Hedged ETF	55,842

Net Change in Unrealized Appreciation (Depreciation) on:

Forward Foreign Currency Contracts — Foreign Exchange Contracts
Xtrackers Barclays International Corporate Bond Hedged ETF	$(5,839)
Xtrackers Barclays International Treasury Bond Hedged ETF	20,282

For the period ended February 28, 2019 the average monthly volume of derivatives was as follows:

Forward Foreign Currency Contracts (Contract Value)
Xtrackers Barclays International Corporate Bond Hedged ETF	$(4,946,275)
Xtrackers Barclays International Treasury Bond Hedged ETF	(5,363,329)

As of February 28, 2019, the Funds have transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Funds may have collateral agreements with certain counterparties to mitigate risk. Interest expense from collateral received, if any, is included in Other expenses on the Statements of Operations. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Xtrackers Barclays International Corporate Bond Hedged ETF
The Bank of Nova Scotia	$50,032	$(10,242)	$—	$39,790	$10,242	$(10,242)	$—	$—

Xtrackers Barclays International Treasury Bond Hedged ETF
The Bank of Nova Scotia	$82,758	$(28,558)	$—	$54,200	$28,558	$(28,558)	$—	$—

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary management fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

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3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers Barclays International Corporate Bond Hedged ETF	0.30%
Xtrackers Barclays International Treasury Bond Hedged ETF	0.25%
Xtrackers High Beta High Yield Bond ETF	0.35%
Xtrackers Low Beta High Yield Bond ETF	0.25%
Xtrackers Short Duration High Yield Bond ETF	0.20%
Xtrackers USD High Yield Corporate Bond ETF	0.20%

The Advisor for the Funds below has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the period ended February 28, 2019, the Advisor waived expenses of the Fund’s as follows:

Expenses Waived
Xtrackers Barclays International Corporate Bond Hedged ETF	$6
Xtrackers Barclays International Treasury Bond Hedged ETF	10
Xtrackers High Beta High Yield Bond ETF	275
Xtrackers Low Beta High Yield Bond ETF	593
Xtrackers Short Duration High Yield Bond ETF	103
Xtrackers USD High Yield Corporate Bond ETF	3,417

Effective March 29, 2019, the Advisor for Xtrackers USD High Yield Corporate Bond ETF has contractually agreed, until March 30, 2020, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.15% of the Fund’s average daily net assets.

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

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4. Investment Portfolio Transactions

For the period ended February 28, 2019, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Barclays International Corporate Bond Hedged ETF	$941,694	$839,402
Xtrackers Barclays International Treasury Bond Hedged ETF	5,634,746	651,703
Xtrackers High Beta High Yield Bond ETF	31,332,419	31,367,248
Xtrackers Low Beta High Yield Bond ETF	38,955,621	37,077,014
Xtrackers Short Duration High Yield Bond ETF	9,303,171	9,673,144
Xtrackers USD High Yield Corporate Bond ETF	243,912,146	247,930,910

For the period ended February 28, 2019, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers High Beta High Yield Bond ETF	$2,214,785	$—
Xtrackers Low Beta High Yield Bond ETF	4,698,443	—
Xtrackers Short Duration High Yield Bond ETF	9,787,869	4,624,840
Xtrackers USD High Yield Corporate Bond ETF	1,828,209,113	981,776,870

Transactions with Affiliates.    The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment advisor, common officers, or common trustees. During the period ended February 28, 2019, the Funds engaged in securities purchases and securities sales with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act as follows:

	Securities Purchased	Securities Sold	Net Realized Gain (Loss) on Securities Sold
Xtrackers High Beta High Yield Bond ETF	$11,194,994	$17,168,985	$(144,827)
Xtrackers Low Beta High Yield Bond ETF	17,168,985	11,194,994	(503,246)

5. Fund Share Transactions

As of February 28, 2019, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At February 28, 2019, there was one affiliated shareholder account for the fund listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers Barclays International Treasury Bond Hedged ETF	18%

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Notes to Financial Statements (Unaudited) (Continued)

7. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. A fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of a fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for a fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Barclays International Corporate Bond Hedged ETF, Xtrackers Barclays International Treasury Bond Hedged ETF, Xtrackers USD High Yield Corporate Bond ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of a pro-rata share of the credit facility at the amount listed below or 33 percent of its net assets as permitted by the Act. The Funds had no outstanding loans at February 28, 2019.

Pro-rata Share
Xtrackers Barclays International Corporate Bond Hedged ETF	$1,050,000
Xtrackers Barclays International Treasury Bond Hedged ETF	1,050,000
Xtrackers USD High Yield Corporate Bond ETF	5,250,000

87

DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers Barclays International Corporate Bond Hedged ETF, Xtrackers Barclays International Treasury Bond Hedged ETF, Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 11-12, 2019 (the “Meeting”), the Trustees, including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers Barclays International Corporate Bond Hedged ETF, Xtrackers Barclays International Treasury Bond Hedged ETF, Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the agreement’s terms and also took into consideration the discussions they had with management during the Meeting and among themselves during their Executive Sessions held on February 11 and February 12, 2019. The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its Deutsche Bank affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in

88

DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds. The Trustees took into consideration that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee to that of other pertinent exchange-traded funds (“ETFs”) and noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board agreed that it was familiar with the Advisor’s methodology for selecting each Fund’s peer group and believed that the Funds’ peer groups were appropriate. The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain specified exceptions). The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale.    The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

89

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at 855-329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q or Form N-PORT (available for filings after March 31, 2019). Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Cboe, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

90

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

91

DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Funds investing in a single industry, or group of industries, country or in a limited geographic region generally are more volatile than more diversified funds. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Distressed securities are speculative and involve substantial risks beyond the risks of investing in junk bonds, such as no interest payments or repayment of principal, or the loss of the entire investment in the distressed security. These funds are non-diversified and can take larger positions in fewer issues, increasing their potential risk. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. A Fund’s use of forward currency contracts may not be successful in hedging currency exchange rates changes and could eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. or Cboe BZX Exchange, Inc., as applicable. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”) The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

HYUP, HYDW, SHYL, and HYLB are not sponsored, promoted, sold or supported in any other manner by Solactive AG (the “Licensor”) nor does the trademark or the Index Price at any time or in any other respect.

Barclays Bank PLC and its affiliates (“Barclays”) are not the issuer or producer of Xtrackers Barclays International Treasury Bond Hedged ETF or Xtrackers Barclays International Corporate Bond Hedged ETF (the “Funds”) and Barclays has no responsibilities, obligations or duties to investors in the Funds.

Copyright © 2019 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Avenue New York, NY 10154	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-050032-3 (4/19) DBX003834 (4/20)

February 28, 2019

Semi-Annual Report

DBX ETF Trust

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (ACSG)

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semi-annual report for our three comprehensive ESG equity ETFs for the period ended February 28, 2019.

While ESG investing has recently become a large and fast-growing market segment, environmental, social and governance factors have been part of DWS’s core DNA for more than 20 years. More than one-quarter of assets under management globally are now being invested according to the premise that ESG factors can materially affect a company’s performance and market value1. Our goal is to provide investors with solutions that allow them to invest along with their values while also ensuring cost-efficient access to markets.

The global economy witnessed moderate growth in the reporting period, driven by relatively strong growth in the U.S. compared with sluggish growth in Eurozone, China, and Japan. Tighter monetary policy, geopolitical uncertainty across regions, and maturing global cycles contributed to more turbulent markets. Interest rates were, by and large, accommodative from major central banks, namely the European Central Bank, the Bank of China, the Bank of Japan, and even the Federal Reserve, which carried out interest rate hikes at a slower pace. Meanwhile, emerging markets face headwinds from a strong U.S. dollar and contractionary U.S. monetary policy.

Sustainable investing strategies have helped listed companies improve their performance on material ESG issues and should continue to do so. In a major development, the 24th Conference of Parties (COP) to the United Nations Framework Convention on Climate Changes was held at Katowice, Poland, in December. Major pledges were announced during the conference to cement the Paris agreement, which includes the World Bank’s doubling its fund for low-carbon projects to $200 billion between 2021 and 2025. The European Bank for Reconstruction and Development (EBRD) also updated its strategy, ceasing to finance thermal coal mining and any upstream oil exploration. Subsequently, as part of the Institutional Investors Group on Climate Change, California Public Employees’ Retirement System and other asset owners have urged G7 governments to develop strict national plans to cut greenhouse gas emissions by 2020.

In the Eurozone, aggregate growth slowed toward the end of 2018, due to auto downturns, a weak industrial sector, and staggered consumer confidence. The U.K. faced subdued growth owing to low business confidence and Brexit uncertainty. Germany avoided a technical recession in the fourth quarter, resulting in flat growth. Government consumption and solid fixed investment growth helped balance the slowdown in the automobile sector due to the introduction of new emissions-testing standards and weak external demand. France witnessed moderate growth, backed by strong growth in exports despite the “Gilets Jaunes” protests.

Growth in most Asian countries was upbeat in spite of the downward pressure on regional growth due to the trade spat between the U.S. and China. This expansion was backed by bold government spending, declining unemployment rates, increased private consumption, and an improvement in the external sector. The Chinese economy continues to grow at a decelerated pace, due to efforts to tackle financial deleveraging and relatively relaxed monetary policies. The global economy is expected to grow, albeit at a slower pace, in 2019 as the market frets about ongoing trade tensions and monetary tightening. Our team appreciates your trust and looks forward to continue serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 McKinsey as of 2017

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (ACSG)

The Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA ESG Leaders Index (the “Underlying Index”). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and is constructed using regional indexes that provide exposure to large- and medium-capitalization companies from developed and emerging markets countries (excluding the United States). It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 2/28/19 (14.3% of Net Assets)

Description	% of Net Assets
Tencent Holdings Ltd. (China)	2.3%
Alibaba Group Holding Ltd. (China)	2.3%
Roche Holding AG (Switzerland)	1.9%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1.8%
TOTAL SA (France)	1.3%
Toronto-Dominion Bank (Canada)	1.0%
SAP SE (Germany)	1.0%
GlaxoSmithKline PLC (United Kingdom)	0.9%
Naspers Ltd. (South Africa)	0.9%
Allianz SE (Germany)	0.9%

Country Diversification* as of 2/28/19

Japan	15.9%
United Kingdom	8.8%
Canada	7.6%
China	7.5%
France	7.2%
Germany	6.7%
Australia	6.5%
Switzerland	5.4%
Taiwan	4.0%
Netherlands	3.0%
Spain	2.8%
South Africa	2.7%
South Korea	2.6%
Sweden	2.4%
Hong Kong	2.2%
Other	14.7%

Total	100.0%

Sector Diversification* as of 2/28/19

Financials	22.1%
Consumer Discretionary	12.7%
Industrials	11.3%
Information Technology	9.3%
Consumer Staples	8.7%
Health Care	8.5%
Materials	7.6%
Communication Services	7.6%
Energy	5.6%
Utilities	3.4%
Real Estate	3.2%

100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 6.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG)

The Xtrackers MSCI EAFE ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE ESG Leaders Index (the “Underlying Index”). The Underlying Index s a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 2/28/19 (15.2% of Net Assets)

Description	% of Net Assets
Roche Holding AG (Switzerland)	2.8%
TOTAL SA (France)	2.0%
SAP SE (Germany)	1.5%
GlaxoSmithKline PLC (United Kingdom)	1.4%
Allianz SE (Germany)	1.4%
Commonwealth Bank of Australia (Australia)	1.3%
Novo Nordisk A/S (Denmark)	1.3%
Siemens AG (Germany)	1.2%
Unilever NV (United Kingdom)	1.2%
ASML Holding NV (Netherlands)	1.1%

Country Diversification* as of 2/28/19

Japan	23.5%
United Kingdom	13.0%
France	10.7%
Germany	9.9%
Australia	9.7%
Switzerland	8.0%
Netherlands	4.4%
Spain	4.3%
Sweden	3.6%
Denmark	2.6%
Hong Kong	2.4%
Other	7.9%

Total	100.0%

Sector Diversification* as of 2/28/19

Financials	19.8%
Industrials	13.8%
Health Care	11.4%
Consumer Discretionary	11.3%
Consumer Staples	10.1%
Materials	8.3%
Information Technology	7.7%
Communication Services	5.6%
Energy	4.4%
Utilities	3.9%
Real Estate	3.7%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 17.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)

The Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Emerging Markets ESG Leaders Index (the “Underlying Index”). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across emerging markets countries. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of 2/28/19 (37.2% of Net Assets)

Description	% of Net Assets
Tencent Holdings Ltd. (China)	8.8%
Alibaba Group Holding Ltd. (China)	8.5%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	6.9%
Naspers Ltd. (South Africa)	3.4%
China Construction Bank Corp. (China)	3.1%
Itau Unibanco Holding SA (Brazil)	1.6%
LUKOIL PJSC (Russia)	1.4%
Banco Bradesco SA (Brazil)	1.4%
SK Hynix, Inc. (South Korea)	1.3%
Infosys Ltd. (India)	0.8%

Country Diversification* as of 2/28/19

China	30.0%
Taiwan	16.1%
South Africa	10.6%
South Korea	10.2%
Brazil	7.1%
Indonesia	3.9%
Thailand	3.6%
Malaysia	3.4%
Russia	2.5%
Mexico	2.0%
Other	10.6%

Total	100.0%

Sector Diversification* as of 2/28/19

Financials	23.6%
Consumer Discretionary	19.1%
Information Technology	15.1%
Communication Services	14.5%
Consumer Staples	5.8%
Materials	5.4%
Industrials	4.8%
Energy	4.4%
Real Estate	2.6%
Health Care	2.6%
Utilities	2.1%

100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 23.

4

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the table are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (commencement of operations, as noted below, to February 28, 2019).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF
Actual	$1,000.00	$1,036.30	0.16%	$0.38	(3)
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	0.16%	$0.80	(1)
Xtrackers MSCI EAFE ESG Leaders Equity ETF
Actual	$1,000.00	$977.30	0.14%	$0.67	(2)
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	0.14%	$0.70	(1)
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Actual	$1,000.00	$1,038.70	0.19%	$0.45	(3)
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	0.19%	$0.95	(1)

(1) Expenses (hypothetical expenses as if each Fund had been in existence from September 1, 2018) are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

(2) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 176 (the number of days in the period September 6, 2018 (commencement of operations) to February 28, 2019), then divided by 365.

(3) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 85 (the number of days in the period December 6, 2018 (commencement of operations) to February 28, 2019), then divided by 365.

5

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF

February 28, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.3%

Australia — 6.4%
AGL Energy Ltd.	458	$6,911
Amcor Ltd.	818	8,759
AMP Ltd.	2,188	3,674
APA Group (a)	835	5,946
ASX Ltd.	155	7,694
Aurizon Holdings Ltd.	1,511	4,859
AusNet Services	892	1,101
Australia & New Zealand Banking Group Ltd.	2,104	41,913
Bendigo & Adelaide Bank Ltd.	349	2,448
BlueScope Steel Ltd.	405	3,878
Boral Ltd.	903	3,199
Brambles Ltd.	1,155	9,663
Caltex Australia Ltd.	178	3,622
Coca-Cola Amatil Ltd.	374	2,121
Cochlear Ltd.	42	5,095
Commonwealth Bank of Australia	1,307	68,763
Computershare Ltd.	382	4,688
CSL Ltd.	341	47,007
Dexus REIT	757	6,474
Flight Centre Travel Group Ltd.	61	1,986
Fortescue Metals Group Ltd.	1,107	4,773
Goodman Group REIT	1,141	10,391
GPT Group REIT	1,286	5,352
Harvey Norman Holdings Ltd. (b)	753	1,929
Insurance Australia Group Ltd.	1,678	8,774
Lendlease Group (a)	426	3,904
Macquarie Group Ltd.	247	22,606
Mirvac Group REIT	2,834	5,182
National Australia Bank Ltd.	1,989	35,561
Newcrest Mining Ltd.	545	9,430
Orica Ltd.	274	3,441
Origin Energy Ltd.*	1,289	6,749
Ramsay Health Care Ltd.	100	4,609
Scentre Group REIT	3,950	10,876
SEEK Ltd.	253	3,315
Stockland REIT	1,811	4,509
Sydney Airport (a)	803	4,113
Telstra Corp. Ltd.	3,062	6,819
Transurban Group (a)	1,875	16,635
Wesfarmers Ltd.	868	20,490
Westpac Banking Corp.	2,504	48,028
Woodside Petroleum Ltd.	663	17,099

		494,386

Austria — 0.1%
OMV AG	100	5,269
voestalpine AG	83	2,572

		7,841

Belgium — 0.5%
Colruyt SA	42	2,999
KBC Group NV	182	13,496
Solvay SA	55	6,164
UCB SA	93	7,802
Umicore SA	149	6,447

		36,908

	Number of Shares	Value
Brazil — 0.7%
Atacadao Distribuicao Comercio e Industria Ltda	300	$1,561
B3 SA — Brasil Bolsa Balcao	1,535	13,421
BR Malls Participacoes SA	662	2,364
Cielo SA	960	2,783
Cosan SA	109	1,270
Engie Brasil Energia SA	121	1,328
Klabin SA	521	2,506
Kroton Educacional SA	1,070	3,130
Localiza Rent a Car SA	385	3,547
Lojas Renner SA	613	7,074
M Dias Branco SA	87	1,090
Multiplan Empreendimentos Imobiliarios SA	246	1,651
Natura Cosmeticos SA	138	1,780
TIM Participacoes SA	689	2,172
Ultrapar Participacoes SA	256	3,646
WEG SA	575	2,824

		52,147

Canada — 7.4%
Agnico Eagle Mines Ltd.	171	7,267
Alimentation Couche-Tard, Inc., Class B	327	18,416
AltaGas Ltd.	186	2,497
ARC Resources Ltd.	242	1,826
Aurora Cannabis, Inc.*	487	3,668
Bank of Montreal	466	36,310
Bank of Nova Scotia	917	50,926
BlackBerry Ltd.*	378	3,283
CAE, Inc.	193	4,067
Canadian Imperial Bank of Commerce	324	27,462
Canadian National Railway Co.	551	47,243
Canadian Tire Corp. Ltd., Class A	43	4,741
Canopy Growth Corp.*	148	7,010
Cenovus Energy, Inc.	762	6,978
CGI, Inc.*	201	13,466
Emera, Inc.	59	2,097
Empire Co. Ltd., Class A	130	3,017
Enbridge, Inc.	1,488	55,001
Encana Corp.	1,109	8,134
First Capital Realty, Inc.	176	2,862
Fortis, Inc.	333	11,998
Franco-Nevada Corp.	136	10,238
Gildan Activewear, Inc.	165	5,896
Hydro One Ltd., 144A	206	3,230
Loblaw Cos. Ltd.	141	7,017
Lundin Mining Corp.	473	2,399
Magna International, Inc.	232	12,232
Metro, Inc.	185	6,948
Nutrien Ltd.	457	24,856
Open Text Corp.	217	8,219
PrairieSky Royalty Ltd.	128	1,863
Rogers Communications, Inc., Class B	269	14,851
Sun Life Financial, Inc.	457	17,287
Suncor Energy, Inc.	1,176	40,504
Teck Resources Ltd., Class B	372	8,330
Toronto-Dominion Bank	1,370	78,497

See Notes to Financial Statements.	6

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Canada (Continued)
Vermilion Energy, Inc.	98	$2,505
Wheaton Precious Metals Corp.	310	6,737
WSP Global, Inc.	69	3,651

		573,529

Chile — 0.3%
Empresa Nacional de Telecomunicaciones SA	142	1,496
Empresas CMPC SA	870	3,268
Empresas COPEC SA	267	3,629
Enel Americas SA	20,835	3,627
Latam Airlines Group SA	241	2,805
SACI Falabella	691	5,382

		20,207

China — 7.3%
3SBio, Inc., 144A	961	1,589
51job, Inc., ADR*(b)	19	1,373
AAC Technologies Holdings, Inc.	587	3,488
Air China Ltd., Class H	1,505	1,626
Alibaba Group Holding Ltd., ADR*(b)	963	176,258
ANTA Sports Products Ltd.	846	4,958
BAIC Motor Corp. Ltd., Class H, 144A	2,439	1,550
Baozun, Inc., ADR*(b)	37	1,386
BYD Co. Ltd., Class H (b)	520	3,325
BYD Electronic International Co. Ltd.	923	1,181
China CITIC Bank Corp. Ltd., Class H	7,225	4,694
China Conch Venture Holdings Ltd.	1,074	3,585
China Construction Bank Corp., Class H	70,999	63,132
China Longyuan Power Group Corp. Ltd., Class H	2,531	1,889
China Medical System Holdings Ltd.	1,129	1,188
China Merchants Bank Co. Ltd., Class H	2,873	13,176
China Minsheng Banking Corp. Ltd., Class H	5,002	3,861
China Molybdenum Co. Ltd., Class H	2,790	1,336
China Resources Pharmaceutical Group Ltd., 144A	1,134	1,520
China Shenhua Energy Co. Ltd., Class H	2,532	6,245
China Vanke Co. Ltd., Class H	927	3,519
Country Garden Services Holdings Co. Ltd.*	762	1,254
CSPC Pharmaceutical Group Ltd.	3,457	5,901
Ctrip.com International Ltd., ADR*	308	10,512
Dongfeng Motor Group Co. Ltd., Class H	2,457	2,614
ENN Energy Holdings Ltd.	577	5,954
Fosun International Ltd.	1,660	2,732
Geely Automobile Holdings Ltd.	3,802	7,139
Genscript Biotech Corp.*	673	1,259
GOME Retail Holdings Ltd.*	15,484	1,400
Guangzhou Automobile Group Co. Ltd., Class H	2,280	2,803
HengTen Networks Group Ltd.*	34,321	1,224
Huaneng Renewables Corp. Ltd., Class H	3,894	1,186
Jiangsu Expressway Co. Ltd., Class H	979	1,349
Lenovo Group Ltd.	5,418	4,880
New Oriental Education & Technology Group, Inc., ADR*	111	9,109

	Number of Shares	Value
China (Continued)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,701	$1,478
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	431	1,529
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	766	1,721
Shenzhou International Group Holdings Ltd.	602	7,516
Sinopharm Group Co. Ltd., Class H	908	4,037
SOHO China Ltd.*	2,427	1,036
Tencent Holdings Ltd.	4,224	180,695
Vipshop Holdings Ltd., ADR*	385	2,764
Wuxi Biologics Cayman, Inc., 144A*	354	3,360
Zhejiang Expressway Co. Ltd., Class H	1,141	1,190
Zhongsheng Group Holdings Ltd.	723	1,680

		567,201

Colombia — 0.1%
Grupo Argos SA	309	1,798
Interconexion Electrica SA ESP	400	1,816

		3,614

Czech Republic — 0.1%
CEZ AS	92	2,233
Komercni banka as	46	1,934

		4,167

Denmark — 1.7%
Chr Hansen Holding A/S	73	7,444
Coloplast A/S, Class B	91	9,080
Genmab A/S*	45	7,785
H Lundbeck A/S	52	2,381
ISS A/S	111	3,468
Novo Nordisk A/S, Class B	1,331	65,379
Novozymes A/S, Class B	172	7,817
Orsted A/S, 144A	137	9,953
Pandora A/S	83	4,360
Tryg A/S (b)	104	2,838
Vestas Wind Systems A/S	143	11,916
William Demant Holding A/S*	75	2,255

		134,676

Egypt — 0.0%
Commercial International Bank Egypt SAE	767	3,072

Finland — 1.1%
Metso OYJ	72	2,444
Neste OYJ	91	8,756
Nokia OYJ	4,133	25,018
Nokian Renkaat OYJ	85	3,010
Nordea Bank Abp	2,230	20,235
Orion OYJ, Class B	74	2,647
Stora Enso OYJ, Class R	402	5,395
UPM-Kymmene OYJ	391	11,808
Wartsila OYJ Abp	318	5,171

		84,484

See Notes to Financial Statements.	7

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
France — 7.0%
Accor SA	156	$6,594
Air Liquide SA	312	38,956
Atos SE	73	7,017
AXA SA	1,445	36,685
Bouygues SA	159	6,020
Capgemini SE	126	15,094
Carrefour SA	432	8,855
Casino Guichard Perrachon SA (b)	41	2,170
Cie de Saint-Gobain	370	13,339
Cie Generale des Etablissements Michelin	125	15,017
CNP Assurances	144	3,332
Credit Agricole SA	859	10,987
Danone SA	450	33,989
Eiffage SA	49	4,786
EssilorLuxottica SA	212	25,698
Eurazeo SE	39	2,935
Gecina SA REIT	34	5,049
Getlink SE	349	5,158
Imerys SA	31	1,764
Ingenico Group SA	43	2,890
Ipsen SA	26	3,600
JCDecaux SA	55	1,697
Kering	57	31,161
L’Oreal SA	189	47,756
Natixis SA	739	4,066
Orange SA	1,454	22,252
Renault SA	145	9,945
Rexel SA	231	2,883
Schneider Electric SE	398	31,008
Societe BIC SA	18	1,704
TOTAL SA	1,775	101,039
Unibail-Rodamco-Westfield REIT	100	16,170
Vivendi SA	752	22,007
Wendel SA	22	2,778

		544,401

Germany — 6.3%
adidas AG	139	33,808
Allianz SE	315	70,160
BASF SE	690	52,634
Bayerische Motoren Werke AG	249	21,070
Beiersdorf AG	74	6,873
Commerzbank AG*	724	5,981
Deutsche Boerse AG	142	17,964
Deutsche Post AG	725	22,554
Deutsche Wohnen SE	258	12,045
E.ON SE	1,581	17,436
Evonik Industries AG	131	3,692
Fraport AG Frankfurt Airport Services Worldwide	39	3,136
HeidelbergCement AG	117	8,612
Henkel AG & Co. KGaA	73	6,866
Merck KGaA	94	9,717
METRO AG	139	2,337
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	114	26,884
OSRAM Licht AG (b)	72	3,124

	Number of Shares	Value
Germany (Continued)
ProSiebenSat.1 Media SE	175	$3,196
RWE AG	368	8,993
SAP SE	730	78,304
Siemens AG	570	62,394
Symrise AG	92	8,117
Telefonica Deutschland Holding AG	511	1,679

		487,576

Greece — 0.0%
Hellenic Telecommunications Organization SA	190	2,412

Hong Kong — 2.1%
Alibaba Pictures Group Ltd.*	10,672	1,971
ASM Pacific Technology Ltd.	245	2,595
Beijing Enterprises Water Group Ltd.*	4,229	2,532
BOC Hong Kong Holdings Ltd.	2,732	11,415
Brilliance China Automotive Holdings Ltd.	2,635	2,581
China Agri-Industries Holdings Ltd.	3,075	1,093
China Everbright International Ltd.	2,618	2,561
China First Capital Group Ltd.*	2,400	1,064
China Mengniu Dairy Co. Ltd.*	2,095	6,472
China Overseas Land & Investment Ltd.	2,894	10,655
CLP Holdings Ltd.	1,189	14,087
Fullshare Holdings Ltd.*(b)	5,068	1,014
Hang Lung Properties Ltd.	1,674	3,954
Hang Seng Bank Ltd.	563	13,950
Hong Kong & China Gas Co. Ltd.	6,570	15,216
Hong Kong Exchanges & Clearing Ltd.	874	30,129
Hysan Development Co. Ltd.	572	3,020
Jiayuan International Group Ltd.	737	359
Lee & Man Paper Manufacturing Ltd.	1,293	1,191
MTR Corp. Ltd.	1,120	6,435
Shangri-La Asia Ltd.	1,109	1,577
Shenzhen Investment Ltd.	985	368
Sino Biopharmaceutical Ltd.	5,142	4,461
Swire Pacific Ltd., Class A	432	5,137
Swire Properties Ltd.	1,018	4,085
Techtronic Industries Co. Ltd.	1,030	6,882
Wharf Real Estate Investment Co. Ltd.	943	6,625
Yue Yuen Industrial Holdings Ltd.	609	2,048

		163,477

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	233	2,722
OTP Bank Nyrt	153	6,475

		9,197

India — 0.2%
Axis Bank Ltd., GDR*	124	6,163
Infosys Ltd., ADR (b)	1,197	12,832

		18,995

Indonesia — 0.9%
PT Adaro Energy Tbk	13,090	1,219
PT Astra International Tbk	15,008	7,628
PT Bank Central Asia Tbk	7,453	14,609
PT Bank Danamon Indonesia Tbk	2,313	1,402

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Indonesia (Continued)
PT Bank Mandiri Persero Tbk	13,891	$7,036
PT Bank Negara Indonesia Persero Tbk	5,468	3,421
PT Bank Rakyat Indonesia Persero Tbk	40,841	11,177
PT Indah Kiat Pulp & Paper Corp. Tbk	2,093	1,640
PT Indofood CBP Sukses Makmur Tbk	2,597	1,888
PT Indofood Sukses Makmur Tbk	2,981	1,499
PT Kalbe Farma Tbk	15,558	1,653
PT Pabrik Kertas Tjiwi Kimia Tbk	1,518	1,206
PT Perusahaan Gas Negara Persero Tbk	8,505	1,536
PT Telekomunikasi Indonesia Persero Tbk	37,772	10,364
PT Unilever Indonesia Tbk	1,238	4,284
PT United Tractors Tbk	1,262	2,377

		72,939

Ireland — 0.5%
CRH PLC	613	19,433
DCC PLC	67	5,815
Kerry Group PLC, Class A	114	11,748

		36,996

Israel — 0.2%
Bank Hapoalim BM	859	5,915
Bank Leumi Le-Israel BM	1,118	7,396
Mizrahi Tefahot Bank Ltd.	116	2,223

		15,534

Italy — 0.7%
Assicurazioni Generali SpA	857	15,316
Intesa Sanpaolo SpA	10,857	26,815
Recordati SpA	76	2,862
Snam SpA	1,436	7,105

		52,098

Japan — 15.5%
Aeon Co. Ltd. (b)	500	10,537
AEON Financial Service Co. Ltd.	100	1,966
Aeon Mall Co. Ltd.	100	1,631
AGC, Inc.	100	3,468
Ajinomoto Co., Inc.	300	4,538
Amada Holdings Co. Ltd.	300	3,156
ANA Holdings, Inc.	100	3,712
Asahi Kasei Corp.	900	9,815
Asics Corp.	100	1,331
Astellas Pharma, Inc.	1,400	21,613
Bridgestone Corp.	500	19,731
Casio Computer Co. Ltd.	200	2,715
Central Japan Railway Co.	100	22,435
Chugai Pharmaceutical Co. Ltd.	200	13,600
CyberAgent, Inc.	100	3,113
Dai Nippon Printing Co. Ltd.	200	4,632
Daicel Corp.	200	2,106
Daifuku Co. Ltd.	100	4,905
Daikin Industries Ltd.	200	21,721
Daiwa House Industry Co. Ltd.	400	12,379
Denso Corp.	300	12,887
Dentsu, Inc.	200	8,354
East Japan Railway Co.	200	19,152
Eisai Co. Ltd.	200	16,520

	Number of Shares	Value
Japan (Continued)
Fujitsu Ltd.	200	$13,491
Hino Motors Ltd.	200	1,838
Hitachi Chemical Co. Ltd.	100	1,816
Hitachi Construction Machinery Co. Ltd.	100	2,496
Hitachi High-Technologies Corp.	100	3,804
Hitachi Metals Ltd.	200	2,037
Honda Motor Co. Ltd.	1,200	33,989
Hulic Co. Ltd.	200	1,838
Inpex Corp.	700	6,810
J. Front Retailing Co. Ltd. (b)	200	2,215
Japan Retail Fund Investment Corp. REIT	2	4,032
JFE Holdings, Inc.	400	6,976
Kajima Corp.	300	4,441
Kansai Paint Co. Ltd.	100	1,839
Kao Corp.	400	30,270
Kawasaki Heavy Industries Ltd.	100	2,569
KDDI Corp.	1,300	31,396
Keio Corp.	100	5,875
Keyence Corp.	100	58,327
Kikkoman Corp.	100	4,977
Kobe Steel Ltd.	200	1,583
Komatsu Ltd.	700	17,173
Konica Minolta, Inc.	300	2,911
Kubota Corp.	700	9,448
Kuraray Co. Ltd.	200	2,684
Kurita Water Industries Ltd.	100	2,519
Kyocera Corp.	200	11,033
Kyushu Railway Co.	100	3,423
Marui Group Co. Ltd.	200	3,520
Mazda Motor Corp.	400	4,698
McDonald’s Holdings Co. Japan Ltd.	100	4,483
Mitsubishi Chemical Holdings Corp.	900	6,645
Mitsubishi Electric Corp.	1,400	17,531
Mitsubishi Estate Co. Ltd.	900	15,466
Mitsubishi Materials Corp.	100	2,749
Mitsubishi UFJ Lease & Finance Co. Ltd.	300	1,528
Mitsui Chemicals, Inc.	100	2,437
Mitsui Fudosan Co. Ltd.	700	16,585
Mitsui OSK Lines Ltd.	100	2,345
Mizuho Financial Group, Inc.	17,300	27,227
Murata Manufacturing Co. Ltd.	100	15,563
Nabtesco Corp.	100	2,640
Nagoya Railroad Co. Ltd.	100	2,753
NEC Corp.	200	6,674
NGK Insulators Ltd.	200	3,052
NGK Spark Plug Co. Ltd.	100	2,125
Nikon Corp.	200	3,029
Nintendo Co. Ltd.	100	27,345
Nippon Express Co. Ltd.	100	5,902
Nippon Prologis REIT, Inc. REIT	1	2,127
Nippon Yusen KK	100	1,577
Nitori Holdings Co. Ltd.	100	12,473
Nitto Denko Corp.	100	5,338
Nomura Real Estate Holdings, Inc.	100	1,895
Nomura Research Institute Ltd.	100	4,069
NSK Ltd.	300	2,757
NTT DOCOMO, Inc.	1,000	23,280

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Obayashi Corp.	400	$3,899
Odakyu Electric Railway Co. Ltd.	200	4,673
Omron Corp.	100	4,316
Oriental Land Co. Ltd.	100	10,986
Osaka Gas Co. Ltd.	300	6,144
Otsuka Corp.	100	3,598
Panasonic Corp.	1,600	14,732
Rakuten, Inc.	600	4,722
Recruit Holdings Co. Ltd.	800	22,379
Resona Holdings, Inc.	1,500	6,782
Secom Co. Ltd.	200	17,284
Sekisui Chemical Co. Ltd.	300	4,708
Sekisui House Ltd.	400	6,013
Seven & i Holdings Co. Ltd.	600	26,378
Sharp Corp.	200	2,339
Shimadzu Corp.	200	4,932
Shimizu Corp.	400	3,514
Shin-Etsu Chemical Co. Ltd.	300	24,985
Shiseido Co. Ltd.	300	19,802
Showa Denko KK	100	3,724
Showa Shell Sekiyu KK	100	1,500
Sohgo Security Services Co. Ltd.	100	4,321
Sompo Holdings, Inc.	200	7,469
Sony Corp.	900	43,181
Stanley Electric Co. Ltd.	100	2,875
Sumitomo Chemical Co. Ltd.	1,100	5,455
Sumitomo Electric Industries Ltd.	500	6,957
Sumitomo Heavy Industries Ltd.	100	3,423
Sumitomo Metal Mining Co. Ltd.	200	5,864
Sumitomo Mitsui Trust Holdings, Inc.	200	7,580
Sumitomo Rubber Industries Ltd.	100	1,286
Suntory Beverage & Food Ltd.	100	4,411
Sysmex Corp.	100	6,018
T&D Holdings, Inc.	400	4,802
Taisei Corp.	200	9,450
Takashimaya Co. Ltd. (b)	100	1,316
Takeda Pharmaceutical Co. Ltd.	1,100	44,160
TDK Corp.	100	7,815
Teijin Ltd.	100	1,677
Tobu Railway Co. Ltd.	100	2,794
Toho Co. Ltd.	100	3,575
Toho Gas Co. Ltd.	100	4,545
Tokyo Electron Ltd.	100	13,609
Tokyo Gas Co. Ltd.	300	8,260
Tokyu Corp.	400	6,780
Tokyu Fudosan Holdings Corp.	400	2,210
Toppan Printing Co. Ltd.	200	3,184
Toray Industries, Inc.	1,000	6,966
TOTO Ltd.	100	3,786
Toyo Suisan Kaisha Ltd.	100	3,710
Toyota Tsusho Corp.	200	6,351
Unicharm Corp.	300	9,554
USS Co. Ltd.	200	3,644
West Japan Railway Co.	100	7,538
Yakult Honsha Co. Ltd.	100	6,710
Yamada Denki Co. Ltd.	400	1,933
Yamaha Corp.	100	4,923

	Number of Shares	Value
Japan (Continued)
Yamaha Motor Co. Ltd.	200	$4,055
Yaskawa Electric Corp. (b)	200	5,686
Yokogawa Electric Corp.	200	3,852

		1,204,775

Luxembourg — 0.2%
Millicom International Cellular SA SDR	52	3,132
SES SA	269	5,411
Tenaris SA	322	4,301

		12,844

Malaysia — 0.8%
AMMB Holdings Bhd	1,400	1,539
Axiata Group Bhd	2,100	2,148
CIMB Group Holdings Bhd	3,400	4,891
DiGi.Com Bhd	2,500	2,797
HAP Seng Consolidated Bhd	500	1,211
Hartalega Holdings Bhd	1,000	1,230
Hong Leong Bank Bhd	500	2,617
IHH Healthcare Bhd	1,900	2,677
Malayan Banking Bhd	2,800	6,562
Malaysia Airports Holdings Bhd	900	1,808
Maxis Bhd	2,100	2,773
MISC Bhd	900	1,527
Nestle Malaysia Bhd	100	3,640
PPB Group Bhd	700	3,161
Press Metal Aluminium Holdings Bhd	1,100	1,144
Public Bank Bhd	2,100	12,910
RHB Bank Bhd	900	1,253
Sime Darby Bhd	2,000	1,067
Tenaga Nasional Bhd	2,300	7,590
Top Glove Corp. Bhd	1,000	1,117
Westports Holdings Bhd	1,100	998

		64,660

Mexico — 0.5%
Alfa SAB de CV, Class A	2,091	2,382
Alsea SAB de CV	700	1,773
Arca Continental SAB de CV	349	1,968
Cemex SAB de CV, Series CPO*	11,057	5,428
Coca-Cola Femsa SAB de CV, Series L	384	2,324
Fomento Economico Mexicano SAB de CV	1,459	13,242
Gruma SAB de CV, Class B	161	1,745
Grupo Aeroportuario del Sureste SAB de CV, Class B	173	2,936
Grupo Bimbo SAB de CV, Series A	1,236	2,452
Industrias Penoles SAB de CV	103	1,365
Infraestructura Energetica Nova SAB de CV	331	1,273
Kimberly-Clark de Mexico SAB de CV, Class A*	1,156	1,869

		38,757

Netherlands — 3.0%
Aegon NV	1,443	7,769
Akzo Nobel NV	165	14,980
ASML Holding NV	307	56,325
EXOR NV	85	5,236
ING Groep NV	2,860	37,882

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Netherlands (Continued)
Koninklijke Ahold Delhaize NV	920	$23,754
Koninklijke DSM NV	136	14,619
Koninklijke KPN NV	2,496	7,708
Koninklijke Philips NV	698	27,819
Koninklijke Vopak NV	47	2,301
NN Group NV	237	10,336
QIAGEN NV*	164	6,278
Wolters Kluwer NV	216	14,261

		229,268

New Zealand — 0.1%
Auckland International Airport Ltd.	706	3,738
Fletcher Building Ltd.*	728	2,426
Meridian Energy Ltd.	827	2,080
Ryman Healthcare Ltd.	374	2,804

		11,048

Norway — 0.7%
Aker BP ASA	70	2,375
Equinor ASA	831	18,703
Mowi ASA (b)	310	7,160
Norsk Hydro ASA	954	3,956
Orkla ASA	628	4,954
Schibsted ASA, Class B	73	2,708
Telenor ASA	537	10,484

		50,340

Philippines — 0.4%
Aboitiz Equity Ventures, Inc.	1,620	1,911
Ayala Land, Inc.	6,000	5,104
Bank of the Philippine Islands	790	1,283
BDO Unibank, Inc.	1,500	3,701
Globe Telecom, Inc.	30	1,102
JG Summit Holdings, Inc.	1,700	2,176
Manila Electric Co.	150	1,066
Metropolitan Bank & Trust Co.	1,400	2,057
PLDT, Inc.	70	1,394
SM Investments Corp.	160	2,908
SM Prime Holdings, Inc.	8,000	5,932

		28,634

Poland — 0.3%
Bank Millennium SA*	409	936
Bank Polska Kasa Opieki SA	118	3,538
CD Projekt SA*	53	2,667
KGHM Polska Miedz SA*	94	2,520
mBank SA	10	1,131
Polski Koncern Naftowy ORLEN SA	218	5,879
Polskie Gornictwo Naftowe i Gazownictwo SA	1,193	2,185
Powszechny Zaklad Ubezpieczen SA	423	4,568
Santander Bank Polska SA	23	2,291

		25,715

Portugal — 0.2%
EDP — Energias de Portugal SA	1,827	6,709
Galp Energia SGPS SA	353	5,800
Jeronimo Martins SGPS SA	203	3,063

		15,572

	Number of Shares	Value
Qatar — 0.0%
Commercial Bank QSC	138	$1,520
Ooredoo QPSC	67	1,233

		2,753

Romania — 0.0%
NEPI Rockcastle PLC	275	2,315

Russia — 0.6%
Inter RAO UES PJSC	26,571	1,579
LUKOIL PJSC	356	29,719
Novatek PJSC, GDR	66	11,438
PhosAgro PJSC, GDR	105	1,434
Polymetal International PLC	125	1,476
Polyus PJSC	21	1,743

		47,389

Singapore — 0.9%
Ascendas Real Estate Investment Trust REIT	1,700	3,523
BOC Aviation Ltd., 144A	179	1,548
CapitaLand Commercial Trust REIT	1,800	2,584
CapitaLand Ltd.	1,800	4,556
CapitaLand Mall Trust REIT	1,800	3,197
City Developments Ltd.	300	1,981
DBS Group Holdings Ltd.	1,300	23,899
Jardine Cycle & Carriage Ltd.	100	2,468
Keppel Corp. Ltd.	1,200	5,471
Singapore Airlines Ltd.	400	2,963
Singapore Press Holdings Ltd.	1,400	2,549
Singapore Telecommunications Ltd.	6,000	13,410
UOL Group Ltd.	200	981

		69,130

South Africa — 2.6%
Absa Group Ltd. (b)	507	6,512
Anglo American Platinum Ltd. (b)	37	2,017
Aspen Pharmacare Holdings Ltd.	289	2,866
Bid Corp. Ltd.	268	5,617
Bidvest Group Ltd. (b)	240	3,552
Clicks Group Ltd.	194	2,493
Exxaro Resources Ltd.	171	1,845
FirstRand Ltd.	2,454	11,223
Foschini Group Ltd.	192	2,346
Growthpoint Properties Ltd. REIT	2,335	4,056
Hyprop Investments Ltd. REIT	255	1,405
Investec Ltd.	267	1,739
Investec PLC	465	3,048
Kumba Iron Ore Ltd.	42	1,115
Life Healthcare Group Holdings Ltd.	934	1,798
Mr Price Group Ltd.	212	3,255
MTN Group Ltd.	1,249	7,419
MultiChoice Group Ltd.*	320	2,391
Naspers Ltd., Class N	325	70,395
Nedbank Group Ltd. (b)	290	5,866
Netcare Ltd.	936	1,694
Pick n Pay Stores Ltd.	305	1,504
Redefine Properties Ltd. REIT	4,370	3,018
Remgro Ltd.	410	5,867

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
South Africa (Continued)
Resilient REIT Ltd. REIT	256	$1,120
RMB Holdings Ltd.	489	2,787
Sanlam Ltd.	1,309	7,326
Sappi Ltd.	422	2,169
Sasol Ltd. (b)	419	12,811
Shoprite Holdings Ltd. (b)	317	3,871
SPAR Group Ltd.	143	2,031
Standard Bank Group Ltd.	927	12,775
Vodacom Group Ltd.	442	3,650
Woolworths Holdings Ltd. (b)	771	2,511

		204,092

South Korea — 2.5%
Amorepacific Corp.	27	4,801
AMOREPACIFIC Group	25	1,629
BNK Financial Group, Inc.	241	1,519
CJ CheilJedang Corp.	7	2,004
CJ Corp.	12	1,334
Coway Co. Ltd.	41	3,449
Daelim Industrial Co. Ltd.	21	1,748
DGB Financial Group, Inc.	217	1,636
GS Engineering & Construction Corp.	46	1,751
GS Holdings Corp.	38	1,811
Hana Financial Group, Inc.	223	7,703
Hankook Tire Co. Ltd.	59	2,243
Hanon Systems	153	1,694
Hanwha Chemical Corp.	92	1,914
Hotel Shilla Co. Ltd.	24	1,750
Hyundai Engineering & Construction Co. Ltd.	57	2,899
Hyundai Marine & Fire Insurance Co. Ltd.	48	1,609
Industrial Bank of Korea	189	2,344
KB Financial Group, Inc.	294	11,593
LG Chem Ltd.	36	12,499
LG Corp.	70	4,668
LG Display Co. Ltd.	169	3,193
LG Electronics, Inc.	81	5,077
LG Household & Health Care Ltd.	7	7,755
LG Innotek Co. Ltd.	18	1,728
Lotte Chemical Corp.	13	3,687
Lotte Corp.	25	1,180
NAVER Corp.	106	12,535
OCI Co. Ltd.	14	1,344
Samsung Electro-Mechanics Co. Ltd.	40	3,805
Samsung Fire & Marine Insurance Co. Ltd.	23	6,166
Samsung SDI Co. Ltd.	40	8,447
Samsung SDS Co. Ltd.	27	5,534
Shinhan Financial Group Co. Ltd.	317	12,303
SK Holdings Co. Ltd.	24	5,815
SK Hynix, Inc.	427	26,576
SK Innovation Co. Ltd.	47	7,856
SK Telecom Co. Ltd.	17	3,938
S-Oil Corp.	33	2,934
Yuhan Corp.	6	1,390

		193,861

	Number of Shares	Value
Spain — 2.8%
Amadeus IT Group SA	329	$24,801
Banco Bilbao Vizcaya Argentaria SA	4,875	30,387
Banco de Sabadell SA	4,377	4,991
Bankinter SA	505	4,153
CaixaBank SA	2,656	9,484
Enagas SA	147	4,193
Ferrovial SA	332	7,659
Grifols SA	216	5,623
Iberdrola SA	4,589	38,418
Industria de Diseno Textil SA	837	25,295
Naturgy Energy Group SA	237	6,442
Red Electrica Corp. SA	328	7,096
Repsol SA	1,018	17,533
Telefonica SA	3,458	29,883

		215,958

Sweden — 2.4%
Assa Abloy AB, Class B	730	15,109
Atlas Copco AB, Class A	517	14,016
Atlas Copco AB, Class B	253	6,353
Boliden AB	195	5,339
Essity AB, Class B	444	12,395
Hennes & Mauritz AB, Class B	651	9,858
Husqvarna AB, Class B	321	2,633
ICA Gruppen AB (b)	60	2,308
Investor AB, Class B	348	15,551
Kinnevik AB, Class B	194	4,918
L E Lundbergforetagen AB, Class B	72	2,222
Sandvik AB	803	13,201
Skandinaviska Enskilda Banken AB, Class A	1,160	11,815
Skanska AB, Class B	250	4,512
SKF AB, Class B	253	4,261
Svenska Handelsbanken AB, Class A	1,080	12,326
Swedbank AB, Class A	651	11,968
Tele2 AB, Class B	361	4,758
Telefonaktiebolaget LM Ericsson, Class B	2,360	21,614
Telia Co. AB	2,049	8,899

		184,056

Switzerland — 5.3%
ABB Ltd.	1,387	27,519
Adecco Group AG	120	6,247
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	1	6,515
Cie Financiere Richemont SA	394	30,232
Clariant AG*	145	3,122
Coca-Cola HBC AG*	147	4,958
Ferguson PLC	170	11,805
Givaudan SA	7	17,546
Kuehne + Nagel International AG	41	5,361
LafargeHolcim Ltd.*	353	17,505
Lonza Group AG*	53	14,764
Roche Holding AG	524	145,859
SGS SA	4	10,219
Sika AG	95	12,874
Sonova Holding AG	41	7,682

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Switzerland (Continued)
STMicroelectronics NV	524	$8,574
Straumann Holding AG	8	6,256
Swiss Re AG	230	22,815
Swisscom AG	19	8,813
Vifor Pharma AG	33	4,139
Zurich Insurance Group AG	111	36,770

		409,575

Taiwan — 3.9%
Acer, Inc.*	2,216	1,465
Advantech Co. Ltd.	243	1,855
ASE Technology Holding Co. Ltd.*	2,612	5,338
Asustek Computer, Inc.	526	3,751
AU Optronics Corp.	5,940	2,191
Catcher Technology Co. Ltd.	471	3,581
Chailease Holding Co. Ltd.	940	3,696
Cheng Shin Rubber Industry Co. Ltd.	1,499	2,131
China Steel Corp.	8,819	7,307
Chunghwa Telecom Co. Ltd.	2,878	10,006
Compal Electronics, Inc.	3,481	2,160
CTBC Financial Holding Co. Ltd.	13,085	8,865
Delta Electronics, Inc.	1,485	7,407
E.Sun Financial Holding Co. Ltd.	7,058	5,068
Eclat Textile Co. Ltd.	144	1,649
Far Eastern New Century Corp.	2,498	2,476
Far EasTone Telecommunications Co. Ltd.	1,268	2,971
Feng TAY Enterprise Co. Ltd.	263	1,654
First Financial Holding Co. Ltd.	6,887	4,654
Fubon Financial Holding Co. Ltd.	5,213	7,707
Giant Manufacturing Co. Ltd.	300	1,652
Hiwin Technologies Corp.	162	1,458
Hotai Motor Co. Ltd.	331	3,598
Innolux Corp.	7,081	2,358
Inventec Corp.	1,950	1,508
Lite-On Technology Corp.	1,579	2,286
MediaTek, Inc.	1,101	10,017
Micro-Star International Co. Ltd.	513	1,363
Nan Ya Plastics Corp.	4,026	10,060
President Chain Store Corp.	448	4,636
Quanta Computer, Inc.	1,910	3,550
SinoPac Financial Holdings Co. Ltd.	7,805	2,726
Taishin Financial Holding Co. Ltd.	7,276	3,298
Taiwan Business Bank	3,165	1,167
Taiwan High Speed Rail Corp.	1,537	1,648
Taiwan Mobile Co. Ltd.	1,259	4,500
Taiwan Semiconductor Manufacturing Co. Ltd.	18,308	142,174
Uni-President Enterprises Corp.	3,686	8,982
United Microelectronics Corp.	9,051	3,367
Vanguard International Semiconductor Corp.	647	1,457
Wistron Corp.	2,104	1,460
Yuanta Financial Holding Co. Ltd.	7,871	4,463

		303,660

Thailand — 0.9%
Advanced Info Service PCL, NVDR	800	4,620
Airports of Thailand PCL, NVDR	3,100	6,640

	Number of Shares	Value
Thailand (Continued)
Bangkok Dusit Medical Services PCL, NVDR	1,700	$1,273
Banpu PCL, NVDR	2,800	1,448
BTS Group Holdings PCL, NVDR	7,800	2,574
Bumrungrad Hospital PCL, NVDR	300	1,775
Central Pattana PCL, NVDR	1,400	3,354
CP ALL PCL, NVDR	3,400	8,389
Delta Electronics Thailand PCL, NVDR	700	1,610
Electricity Generating PCL, NVDR	200	1,695
Glow Energy PCL, NVDR	600	1,733
Home Product Center PCL, NVDR	4,800	2,285
Indorama Ventures PCL, NVDR	1,800	2,942
IRPC PCL, NVDR	6,600	1,236
Kasikornbank PCL, NVDR	900	5,641
Krung Thai Bank PCL, NVDR	3,900	2,389
Land & Houses PCL, NVDR	4,800	1,599
Minor International PCL, NVDR	1,600	1,967
PTT Global Chemical PCL, NVDR	1,700	3,884
Robinson PCL, NVDR	700	1,433
Siam Cement PCL, NVDR	300	4,513
Siam Commercial Bank PCL, NVDR	1,400	5,953
Thai Oil PCL, NVDR	700	1,605
TMB Bank PCL, NVDR	21,600	1,563
True Corp. PCL, NVDR	5,900	1,011

		73,132

Turkey — 0.1%
KOC Holding AS	746	2,607
Tupras Turkiye Petrol Rafinerileri AS	99	2,663

		5,270

United Arab Emirates — 0.3%
Abu Dhabi Commercial Bank PJSC	1,592	4,131
DP World Ltd.	137	2,193
Dubai Islamic Bank PJSC	1,453	2,065
First Abu Dhabi Bank PJSC	1,987	8,223
NMC Health PLC	76	2,733

		19,345

United Kingdom — 8.6%
3i Group PLC	768	9,662
Associated British Foods PLC	262	7,817
Aviva PLC	2,991	16,836
Barratt Developments PLC	808	6,438
Berkeley Group Holdings PLC	102	5,359
British Land Co. PLC REIT	710	5,706
BT Group PLC	6,174	17,631
Burberry Group PLC	313	7,866
CNH Industrial NV	738	8,004
Coca-Cola European Partners PLC	165	7,778
Compass Group PLC	1,158	25,645
ConvaTec Group PLC, 144A	1,027	1,812
Croda International PLC	88	5,631
easyJet PLC	117	1,910
GlaxoSmithKline PLC	3,661	72,916
InterContinental Hotels Group PLC	132	7,917
Intertek Group PLC	116	7,847
ITV PLC	2,732	4,764

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
J Sainsbury PLC	1,332	$4,057
John Wood Group PLC	502	3,475
Johnson Matthey PLC	140	5,760
Kingfisher PLC	1,799	5,793
Legal & General Group PLC	4,727	17,642
London Stock Exchange Group PLC	231	13,848
Marks & Spencer Group PLC	1,285	4,666
Meggitt PLC	540	3,873
Merlin Entertainments PLC, 144A	570	2,742
Mondi Ltd.	111	2,615
Mondi PLC	235	5,403
National Grid PLC	2,532	28,556
Next PLC	114	7,715
Pearson PLC	580	6,527
Prudential PLC	1,895	40,077
Reckitt Benckiser Group PLC	490	37,586
RELX PLC	1,426	32,794
Royal Mail PLC	660	2,483
RSA Insurance Group PLC	778	5,288
Schroders PLC	107	3,892
Segro PLC REIT	854	7,508
Smith & Nephew PLC	632	12,076
SSE PLC	712	11,255
Standard Chartered PLC	2,017	16,140
Standard Life Aberdeen PLC	1,754	5,757
Taylor Wimpey PLC	2,688	6,486
Tesco PLC	7,183	21,592
Unilever NV	1,159	62,774
Unilever PLC	829	44,194
Whitbread PLC	139	8,972
Wm Morrison Supermarkets PLC	1,741	5,328
WPP PLC	924	10,149

		668,562

TOTAL COMMON STOCKS (Cost $7,239,890)		7,466,568

PREFERRED STOCKS — 1.4%

Brazil — 1.0%
Banco Bradesco SA	2,451	28,279
Cia Brasileira de Distribuicao	118	2,930
Cia Energetica de Minas Gerais	642	2,465
Itau Unibanco Holding SA	3,538	33,236

	Number of Shares	Value
Brazil (Continued)
Itausa — Investimentos Itau SA	3,246	$10,707
Telefonica Brasil SA	338	4,217

		81,834

Chile — 0.1%
Embotelladora Andina SA, Class B	379	1,421
Sociedad Quimica y Minera de Chile SA, Class B	92	3,828

		5,249

Germany — 0.3%
Bayerische Motoren Werke AG	36	2,661
Henkel AG & Co. KGaA	134	13,403
Sartorius AG	27	4,286

		20,350

South Korea — 0.0%
CJ Corp.*(c)	1	7
LG Household & Health Care Ltd.	2	1,332

		1,339

TOTAL PREFERRED STOCKS (Cost $104,827)		108,772

RIGHTS — 0.0%

Taiwan — 0.0%
CTBC Financial Holding Co. Ltd.*, expires 4/1/ 2019 (Cost $0)	87	0

SECURITIES LENDING COLLATERAL — 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 2.31% (d)(e) (Cost $79,663)	79,663	79,663

CASH EQUIVALENTS — 1.9%
DWS Government Money Market Series “Institutional Shares”, 2.38% (d) (Cost $150,318)	150,318	150,318

TOTAL INVESTMENTS — 100.6% (Cost $7,574,698)		$7,805,321
Other assets and liabilities, net — (0.6%)		(47,200)

NET ASSETS — 100.0%		$7,758,121

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

February 28, 2019 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 is as follows:

Value ($) at 12/6/2018 (Commencement of Operations)	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
SECURITIES LENDING COLLATERAL — 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31% (d)(e)
—	79,663	(f)	—	—	—	203	—	79,663	79,663

CASH EQUIVALENTS — 1.9%
DWS Government Money Market Series “Institutional Shares”, 2.38% (d)
—	1,945,647		(1,795,329)	—	—	973	—	150,318	150,318

—	2,025,310		(1,795,329)	—	—	1,176	—	229,981	229,981

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2019 amounted to $254,291, which is 3.3% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $193,484.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2019.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2019, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
SGX NIFTY 50 Futures	USD	8	$173,942	$173,920	3/28/2019	$(22)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

February 28, 2019 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$7,466,568	$—	$—	$7,466,568
Preferred Stocks (g)	108,765	—	7	108,772
Rights	0	—	—	0
Short-Term Investments (g)	229,981	—	—	229,981

TOTAL	$7,805,314	$—	$7	$7,805,321

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contract	$(22)	$—	$—	$(22)

TOTAL	$(22)	$—	$—	$(22)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF

February 28, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.3%

Australia — 9.7%
AGL Energy Ltd.	687	$10,367
Amcor Ltd.	1,240	13,277
AMP Ltd.	2,991	5,022
APA Group (a)	1,232	8,774
ASX Ltd.	200	9,928
Aurizon Holdings Ltd.	2,166	6,965
AusNet Services	2,103	2,596
Australia & New Zealand Banking Group Ltd.	3,020	60,160
Bendigo & Adelaide Bank Ltd.	504	3,535
BlueScope Steel Ltd.	570	5,458
Boral Ltd.	1,212	4,294
Brambles Ltd.	1,661	13,897
Caltex Australia Ltd.	271	5,514
Coca-Cola Amatil Ltd.	522	2,960
Cochlear Ltd.	59	7,157
Commonwealth Bank of Australia	1,858	97,753
Computershare Ltd.	508	6,234
CSL Ltd.	477	65,755
Dexus REIT	1,054	9,013
Flight Centre Travel Group Ltd.	57	1,856
Fortescue Metals Group Ltd.	1,644	7,088
Goodman Group REIT	1,780	16,210
GPT Group REIT	1,875	7,804
Harvey Norman Holdings Ltd. (b)	560	1,434
Insurance Australia Group Ltd.	2,420	12,655
Lendlease Group (a)	601	5,507
Macquarie Group Ltd.	338	30,934
Mirvac Group REIT	3,776	6,904
National Australia Bank Ltd.	2,877	51,437
Newcrest Mining Ltd.	824	14,257
Orica Ltd.	392	4,922
Origin Energy Ltd.*	1,832	9,593
Ramsay Health Care Ltd.	146	6,729
Scentre Group REIT	5,571	15,339
SEEK Ltd.	340	4,456
Stockland REIT	2,477	6,168
Sydney Airport (a)	1,240	6,352
Telstra Corp. Ltd.	4,329	9,640
Transurban Group (a)	2,788	24,734
Wesfarmers Ltd.	1,183	27,926
Westpac Banking Corp.	3,618	69,396
Woodside Petroleum Ltd.	985	25,403

		705,403

Austria — 0.2%
OMV AG	155	8,167
voestalpine AG	127	3,936

		12,103

Belgium — 0.7%
Colruyt SA	62	4,427
KBC Group NV	262	19,428
Solvay SA	78	8,741
UCB SA	130	10,907
Umicore SA	216	9,346

		52,849

	Number of Shares	Value
Denmark — 2.6%
Chr Hansen Holding A/S	101	$10,300
Coloplast A/S, Class B	123	12,273
Genmab A/S*	63	10,899
H Lundbeck A/S	72	3,297
ISS A/S	175	5,467
Novo Nordisk A/S, Class B	1,904	93,525
Novozymes A/S, Class B	227	10,317
Orsted A/S, 144A	197	14,311
Pandora A/S	113	5,936
Tryg A/S (b)	136	3,711
Vestas Wind Systems A/S	211	17,582
William Demant Holding A/S*	104	3,127

		190,745

Finland — 1.7%
Metso OYJ	108	3,666
Neste OYJ	133	12,797
Nokia OYJ	5,868	35,521
Nokian Renkaat OYJ	117	4,143
Nordea Bank Abp	3,223	29,246
Orion OYJ, Class B	107	3,827
Stora Enso OYJ, Class R	571	7,663
UPM-Kymmene OYJ	556	16,790
Wartsila OYJ Abp	457	7,431

		121,084

France — 10.6%
Accor SA	191	8,073
Air Liquide SA	447	55,812
Atos SE	101	9,709
AXA SA	2,024	51,384
Bouygues SA	230	8,708
Capgemini SE	172	20,604
Carrefour SA	606	12,421
Casino Guichard Perrachon SA (b)	57	3,017
Cie de Saint-Gobain	520	18,747
Cie Generale des Etablissements Michelin	177	21,264
CNP Assurances	187	4,327
Credit Agricole SA	1,188	15,194
Danone SA	643	48,566
Eiffage SA	87	8,498
EssilorLuxottica SA	294	35,637
Eurazeo SE	47	3,538
Gecina SA REIT	48	7,127
Getlink SE	504	7,449
Imerys SA	39	2,220
Ingenico Group SA	62	4,167
Ipsen SA	39	5,400
JCDecaux SA	106	3,271
Kering	78	42,642
L’Oreal SA	263	66,454
Natixis SA	996	5,480
Orange SA	2,138	32,720
Renault SA	187	12,825
Rexel SA	322	4,019
Schneider Electric SE	590	45,967
Societe BIC SA	26	2,462

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
France (Continued)
TOTAL SA	2,542	$144,700
Unibail-Rodamco-Westfield REIT	150	24,254
Vivendi SA	1,108	32,425
Wendel SA	28	3,536

		772,617

Germany — 9.5%
adidas AG	188	45,727
Allianz SE	447	99,560
BASF SE	981	74,832
Bayerische Motoren Werke AG	343	29,024
Beiersdorf AG	102	9,473
Commerzbank AG*	1,033	8,534
Deutsche Boerse AG	201	25,428
Deutsche Post AG	1,057	32,882
Deutsche Wohnen SE	373	17,414
E.ON SE	2,286	25,211
Evonik Industries AG	167	4,707
Fraport AG Frankfurt Airport Services Worldwide	46	3,699
HeidelbergCement AG	154	11,335
Henkel AG & Co. KGaA	110	10,346
Merck KGaA	133	13,748
METRO AG	182	3,060
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	158	37,260
OSRAM Licht AG (b)	103	4,469
ProSiebenSat.1 Media SE	246	4,493
RWE AG	538	13,147
SAP SE	1,042	111,771
Siemens AG	814	89,103
Symrise AG	127	11,205
Telefonica Deutschland Holding AG	747	2,455

		688,883

Hong Kong — 2.4%
ASM Pacific Technology Ltd.	285	3,019
BOC Hong Kong Holdings Ltd.	3,841	16,050
CLP Holdings Ltd.	1,722	20,401
Hang Lung Properties Ltd.	2,150	5,078
Hang Seng Bank Ltd.	793	19,649
Hong Kong & China Gas Co. Ltd.	9,625	22,291
Hong Kong Exchanges & Clearing Ltd.	1,277	44,021
Hysan Development Co. Ltd.	667	3,522
MTR Corp. Ltd.	1,860	10,686
Shangri-La Asia Ltd.	519	738
Swire Pacific Ltd., Class A	526	6,255
Swire Properties Ltd.	1,261	5,060
Techtronic Industries Co. Ltd.	1,248	8,339
Wharf Real Estate Investment Co. Ltd.	1,262	8,866
Yue Yuen Industrial Holdings Ltd.	726	2,442

		176,417

Ireland — 0.7%
CRH PLC	830	26,312
DCC PLC	107	9,287
Kerry Group PLC, Class A	176	18,137

		53,736

	Number of Shares	Value
Israel — 0.3%
Bank Hapoalim BM	1,117	$7,692
Bank Leumi Le-Israel BM	1,563	10,341
Mizrahi Tefahot Bank Ltd.	150	2,874

		20,907

Italy — 1.1%
Assicurazioni Generali SpA	1,236	22,090
Intesa Sanpaolo SpA	15,520	38,332
Recordati SpA	107	4,029
Snam SpA	2,342	11,587

		76,038

Japan — 23.4%
Aeon Co. Ltd. (b)	600	12,645
AEON Financial Service Co. Ltd.	100	1,966
Aeon Mall Co. Ltd.	100	1,631
AGC, Inc.	200	6,935
Ajinomoto Co., Inc.	500	7,564
Amada Holdings Co. Ltd.	400	4,208
ANA Holdings, Inc.	100	3,712
Asahi Kasei Corp.	1,300	14,177
Asics Corp.	200	2,663
Astellas Pharma, Inc.	2,000	30,875
Benesse Holdings, Inc.	100	2,717
Bridgestone Corp.	600	23,678
Casio Computer Co. Ltd.	200	2,715
Central Japan Railway Co.	100	22,435
Chugai Pharmaceutical Co. Ltd.	200	13,600
CyberAgent, Inc.	100	3,113
Dai Nippon Printing Co. Ltd.	200	4,632
Daicel Corp.	300	3,158
Daifuku Co. Ltd.	100	4,905
Daikin Industries Ltd.	300	32,582
Daiwa House Industry Co. Ltd.	600	18,568
Denso Corp.	500	21,479
Dentsu, Inc.	200	8,354
East Japan Railway Co.	300	28,728
Eisai Co. Ltd.	300	24,780
Fast Retailing Co. Ltd.	100	46,856
Fujitsu Ltd.	200	13,491
Hino Motors Ltd.	300	2,757
Hitachi Chemical Co. Ltd.	100	1,816
Hitachi Construction Machinery Co. Ltd.	100	2,496
Hitachi High-Technologies Corp.	100	3,804
Hitachi Metals Ltd.	200	2,037
Honda Motor Co. Ltd.	1,700	48,150
Hulic Co. Ltd.	300	2,757
Inpex Corp.	1,100	10,702
J. Front Retailing Co. Ltd. (b)	200	2,215
Japan Retail Fund Investment Corp. REIT	3	6,047
JFE Holdings, Inc.	500	8,720
Kajima Corp.	500	7,402
Kaneka Corp.	100	3,912
Kansai Paint Co. Ltd.	200	3,678
Kao Corp.	500	37,837
Kawasaki Heavy Industries Ltd.	200	5,138
KDDI Corp.	1,900	45,887

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Keio Corp.	100	$5,875
Keyence Corp.	100	58,327
Kikkoman Corp.	200	9,953
Kobayashi Pharmaceutical Co. Ltd.	100	8,067
Kobe Steel Ltd.	300	2,374
Komatsu Ltd.	1,000	24,533
Konica Minolta, Inc.	500	4,851
Kubota Corp.	1,000	13,497
Kuraray Co. Ltd.	300	4,026
Kurita Water Industries Ltd.	100	2,519
Kyocera Corp.	300	16,550
Kyushu Railway Co.	200	6,845
Lawson, Inc.	100	6,064
Marui Group Co. Ltd.	200	3,520
Mazda Motor Corp.	600	7,047
McDonald’s Holdings Co. Japan Ltd.	100	4,483
Mitsubishi Chemical Holdings Corp.	1,300	9,598
Mitsubishi Electric Corp.	1,900	23,793
Mitsubishi Estate Co. Ltd.	1,200	20,622
Mitsubishi Materials Corp.	100	2,749
Mitsubishi UFJ Lease & Finance Co. Ltd.	400	2,037
Mitsui Chemicals, Inc.	200	4,874
Mitsui Fudosan Co. Ltd.	900	21,324
Mitsui OSK Lines Ltd.	100	2,345
Mizuho Financial Group, Inc.	25,300	39,818
Murata Manufacturing Co. Ltd.	200	31,126
Nabtesco Corp.	100	2,640
Nagoya Railroad Co. Ltd.	200	5,507
NEC Corp.	300	10,012
NGK Insulators Ltd.	300	4,579
NGK Spark Plug Co. Ltd.	200	4,251
Nikon Corp.	300	4,544
Nintendo Co. Ltd.	100	27,345
Nippon Express Co. Ltd.	100	5,902
Nippon Prologis REIT, Inc. REIT	2	4,254
Nippon Yusen KK	200	3,153
Nitori Holdings Co. Ltd.	100	12,473
Nitto Denko Corp.	200	10,676
Nomura Real Estate Holdings, Inc.	100	1,895
Nomura Research Institute Ltd.	100	4,069
NSK Ltd.	400	3,676
NTT DOCOMO, Inc.	1,400	32,592
Obayashi Corp.	700	6,823
Odakyu Electric Railway Co. Ltd.	300	7,010
Omron Corp.	200	8,633
Oriental Land Co. Ltd.	200	21,973
Osaka Gas Co. Ltd.	400	8,193
Otsuka Corp.	100	3,598
Panasonic Corp.	2,300	21,178
Rakuten, Inc.	900	7,082
Recruit Holdings Co. Ltd.	1,200	33,568
Resona Holdings, Inc.	2,200	9,947
Secom Co. Ltd.	200	17,284
Sekisui Chemical Co. Ltd.	400	6,277
Sekisui House Ltd.	700	10,523
Seven & i Holdings Co. Ltd.	800	35,171
Sharp Corp.	200	2,339

	Number of Shares	Value
Japan (Continued)
Shimadzu Corp.	200	$4,932
Shimizu Corp.	600	5,271
Shin-Etsu Chemical Co. Ltd.	400	33,313
Shiseido Co. Ltd.	400	26,403
Showa Denko KK	100	3,723
Showa Shell Sekiyu KK	200	3,000
Sohgo Security Services Co. Ltd.	100	4,321
Sompo Holdings, Inc.	400	14,937
Sony Corp.	1,300	62,372
Stanley Electric Co. Ltd.	100	2,875
Sumitomo Chemical Co. Ltd.	1,500	7,438
Sumitomo Electric Industries Ltd.	800	11,132
Sumitomo Heavy Industries Ltd.	100	3,423
Sumitomo Metal Mining Co. Ltd.	200	5,864
Sumitomo Mitsui Trust Holdings, Inc.	300	11,370
Sumitomo Rubber Industries Ltd.	200	2,571
Suntory Beverage & Food Ltd.	200	8,821
Sysmex Corp.	200	12,036
T&D Holdings, Inc.	600	7,204
Taisei Corp.	200	9,450
Takashimaya Co. Ltd. (b)	100	1,316
Takeda Pharmaceutical Co. Ltd.	1,500	60,218
TDK Corp.	100	7,815
Teijin Ltd.	200	3,354
Tobu Railway Co. Ltd.	200	5,587
Toho Co. Ltd.	100	3,575
Toho Gas Co. Ltd.	100	4,545
Tokyo Electron Ltd.	200	27,219
Tokyo Gas Co. Ltd.	400	11,013
Tokyu Corp.	500	8,476
Tokyu Fudosan Holdings Corp.	500	2,762
Toppan Printing Co. Ltd.	300	4,775
Toray Industries, Inc.	1,500	10,450
TOTO Ltd.	100	3,786
Toyo Suisan Kaisha Ltd.	100	3,710
Toyoda Gosei Co. Ltd.	100	2,266
Toyota Tsusho Corp.	200	6,351
Unicharm Corp.	400	12,738
USS Co. Ltd.	100	1,822
West Japan Railway Co.	200	15,075
Yakult Honsha Co. Ltd.	100	6,710
Yamada Denki Co. Ltd.	500	2,416
Yamaha Corp.	100	4,923
Yamaha Motor Co. Ltd.	300	6,082
Yaskawa Electric Corp. (b)	300	8,529
Yokogawa Electric Corp.	200	3,852

		1,701,327

Luxembourg — 0.3%
Millicom International Cellular SA SDR	70	4,216
SES SA	378	7,604
Tenaris SA	474	6,331

		18,151

Netherlands — 4.4%
Aegon NV	1,841	9,911
Akzo Nobel NV	232	21,063

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Netherlands (Continued)
ASML Holding NV	433	$79,441
EXOR NV	113	6,961
ING Groep NV	4,112	54,465
Koninklijke Ahold Delhaize NV	1,255	32,404
Koninklijke DSM NV	194	20,854
Koninklijke KPN NV	3,551	10,966
Koninklijke Philips NV	985	39,257
Koninklijke Vopak NV	71	3,476
NN Group NV	313	13,651
QIAGEN NV*	234	8,958
Wolters Kluwer NV	303	20,005

		321,412

New Zealand — 0.2%
Auckland International Airport Ltd.	1,116	5,909
Fletcher Building Ltd.*	879	2,929
Meridian Energy Ltd.	1,311	3,297
Ryman Healthcare Ltd.	402	3,014

		15,149

Norway — 1.0%
Aker BP ASA	107	3,631
Equinor ASA	1,223	27,525
Mowi ASA (b)	433	10,001
Norsk Hydro ASA	1,587	6,581
Orkla ASA	857	6,761
Schibsted ASA, Class B	100	3,709
Telenor ASA	793	15,482

		73,690

Portugal — 0.3%
EDP - Energias de Portugal SA	2,674	9,820
Galp Energia SGPS SA	522	8,577
Jeronimo Martins SGPS SA	268	4,044

		22,441

Singapore — 1.3%
Ascendas Real Estate Investment Trust REIT	2,700	5,595
CapitaLand Commercial Trust REIT	2,700	3,877
CapitaLand Ltd.	2,700	6,834
CapitaLand Mall Trust REIT	2,700	4,796
City Developments Ltd.	400	2,641
DBS Group Holdings Ltd.	1,900	34,929
Jardine Cycle & Carriage Ltd.	100	2,467
Keppel Corp. Ltd.	1,500	6,838
Singapore Airlines Ltd.	600	4,445
Singapore Press Holdings Ltd.	1,700	3,095
Singapore Telecommunications Ltd.	8,500	18,998
UOL Group Ltd.	500	2,453

		96,968

South Africa — 0.1%
Investec PLC	705	4,621

Spain — 4.2%
Amadeus IT Group SA	471	35,505
Banco Bilbao Vizcaya Argentaria SA	7,137	44,487
Banco de Sabadell SA	5,886	6,712

	Number of Shares	Value
Spain (Continued)
Bankinter SA	710	$5,839
CaixaBank SA	3,735	13,338
Enagas SA	234	6,675
Ferrovial SA	513	11,835
Grifols SA	310	8,069
Iberdrola SA	6,536	54,718
Industria de Diseno Textil SA	1,107	33,455
Naturgy Energy Group SA	367	9,975
Red Electrica Corp. SA	462	9,995
Repsol SA	1,460	25,145
Telefonica SA	4,955	42,819

		308,567

Sweden — 3.6%
Assa Abloy AB, Class B	1,037	21,463
Atlas Copco AB, Class A	703	19,059
Atlas Copco AB, Class B	404	10,145
Boliden AB	297	8,132
Essity AB, Class B	632	17,644
Hennes & Mauritz AB, Class B	917	13,886
Husqvarna AB, Class B	440	3,608
ICA Gruppen AB (b)	86	3,308
Investor AB, Class B	460	20,557
Kinnevik AB, Class B	246	6,236
L E Lundbergforetagen AB, Class B	82	2,530
Sandvik AB	1,184	19,465
Skandinaviska Enskilda Banken AB, Class A	1,632	16,623
Skanska AB, Class B	355	6,407
SKF AB, Class B	451	7,595
Svenska Handelsbanken AB, Class A	1,608	18,352
Swedbank AB, Class A	955	17,557
Tele2 AB, Class B	529	6,972
Telefonaktiebolaget LM Ericsson, Class B	3,197	29,280
Telia Co. AB	2,965	12,877

		261,696

Switzerland — 8.0%
ABB Ltd.	1,937	38,431
Adecco Group AG	171	8,902
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	1	6,515
Cie Financiere Richemont SA	552	42,356
Clariant AG*	205	4,414
Coca-Cola HBC AG*	216	7,286
Ferguson PLC	241	16,736
Givaudan SA	10	25,065
Kuehne + Nagel International AG	60	7,845
LafargeHolcim Ltd.*	522	25,885
Lonza Group AG*	77	21,449
Roche Holding AG	741	206,263
SGS SA	6	15,328
Sika AG	134	18,159
Sonova Holding AG	58	10,867
STMicroelectronics NV	730	11,945
Straumann Holding AG	11	8,602
Swiss Re AG	334	33,132

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Switzerland (Continued)
Swisscom AG	30	$13,916
Vifor Pharma AG	47	5,895
Zurich Insurance Group AG	159	52,670

		581,661

United Arab Emirates — 0.1%
NMC Health PLC	108	3,884

United Kingdom — 12.9%
3i Group PLC	1,021	12,844
Associated British Foods PLC	370	11,039
Aviva PLC	4,188	23,574
Barratt Developments PLC	1,066	8,493
Berkeley Group Holdings PLC	135	7,093
British Land Co. PLC REIT	971	7,803
BT Group PLC	9,145	26,116
Burberry Group PLC	425	10,681
CNH Industrial NV	1,061	11,506
Coca-Cola European Partners PLC	228	10,748
Compass Group PLC	1,677	37,139
ConvaTec Group PLC, 144A	1,435	2,532
Croda International PLC	136	8,703
easyJet PLC	165	2,694
GlaxoSmithKline PLC	5,208	103,727
InterContinental Hotels Group PLC	176	10,557
Intertek Group PLC	169	11,433
ITV PLC	3,817	6,656
J Sainsbury PLC	1,808	5,507
John Wood Group PLC	625	4,326
Johnson Matthey PLC	201	8,269
Kingfisher PLC	2,079	6,695
Legal & General Group PLC	6,237	23,278
London Stock Exchange Group PLC	328	19,663
Marks & Spencer Group PLC	1,589	5,770
Meggitt PLC	838	6,010
Merlin Entertainments PLC, 144A	733	3,525
Mondi PLC	385	8,851
National Grid PLC	3,526	39,766
Next PLC	140	9,475
Pearson PLC	892	10,037
Prudential PLC	2,680	56,678
Reckitt Benckiser Group PLC	706	54,155
RELX PLC	2,109	48,502
Royal Mail PLC	957	3,600

	Number of Shares	Value
United Kingdom (Continued)
RSA Insurance Group PLC	1,116	$7,585
Schroders PLC	106	3,856
Segro PLC REIT	1,065	9,363
Smith & Nephew PLC	920	17,578
SSE PLC	1,075	16,994
Standard Chartered PLC	2,986	23,894
Standard Life Aberdeen PLC	2,439	8,005
Taylor Wimpey PLC	3,532	8,522
Tesco PLC	10,375	31,188
Unilever NV	1,639	88,772
Unilever PLC	1,176	62,693
Whitbread PLC	189	12,200
Wm Morrison Supermarkets PLC	2,326	7,119
WPP PLC	1,321	14,510

		939,724

TOTAL COMMON STOCKS (Cost $7,461,463)		7,220,073

PREFERRED STOCKS — 0.4%

Germany — 0.4%
Bayerische Motoren Werke AG	49	3,621
Henkel AG & Co. KGaA	184	18,405
Sartorius AG	37	5,873

		27,899

TOTAL PREFERRED STOCKS (Cost $33,212)		27,899

SECURITIES LENDING COLLATERAL — 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31% (c)(d) (Cost $46,390)	46,390	46,390

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 2.38%(c) (Cost $55)	55	55

TOTAL INVESTMENTS — 100.3% (Cost $7,541,120)		$7,294,417
Other assets and liabilities, net — (0.3%)		(25,366)

NET ASSETS — 100.0%		$7,269,051

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

February 28, 2019 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 is as follows:

Value ($) at 9/6/2018 (Commencement of Operations)	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
SECURITIES LENDING COLLATERAL — 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.31% (c)(d)
—	46,390	(e)	—	—	—	414	—	46,390	46,390

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series "Institutional Shares", 2.38% (c)
—	66,776		(66,721)	—	—	30	—	55	55

—	113,166		(66,721)	—	—	444	—	46,445	46,445

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2019 amounted to $47,016, which is 0.6% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $9,989.

(e)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2019.

REIT:	Real Estate Investment Trust
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$7,220,073	$—	$—	$7,220,073
Preferred Stocks (f)	27,899	—	—	27,899
Short-Term Investments (f)	46,445	—	—	46,445

TOTAL	$7,294,417	$—	$—	$7,294,417

(f)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

February 28, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 87.2%

Brazil — 2.5%
Atacadao Distribuicao Comercio e Industria Ltda	1,300	$6,766
B3 SA — Brasil Bolsa Balcao	5,739	50,178
BR Malls Participacoes SA	2,537	9,058
Cielo SA	3,879	11,243
Cosan SA	326	3,799
Engie Brasil Energia SA	350	3,841
Klabin SA	1,931	9,289
Kroton Educacional SA	3,772	11,034
Localiza Rent a Car SA	1,452	13,377
Lojas Renner SA	2,095	24,178
M Dias Branco SA	392	4,911
Multiplan Empreendimentos Imobiliarios SA	899	6,034
Natura Cosmeticos SA	610	7,869
TIM Participacoes SA	2,741	8,639
Ultrapar Participacoes SA	850	12,105
WEG SA	2,394	11,759

		194,080

Chile — 1.0%
Aguas Andinas SA, Class A	5,049	2,961
Empresa Nacional de Telecomunicaciones SA	565	5,954
Empresas CMPC SA	4,117	15,466
Empresas COPEC SA	818	11,118
Enel Americas SA	71,028	12,365
Latam Airlines Group SA	702	8,169
SACI Falabella	2,384	18,567

		74,600

China — 27.5%
3SBio, Inc., 144A	3,404	5,629
51job, Inc., ADR*(a)	72	5,203
AAC Technologies Holdings, Inc.	2,322	13,799
Air China Ltd., Class H	5,074	5,481
Alibaba Group Holding Ltd., ADR*(a)	3,628	664,033
ANTA Sports Products Ltd.	3,061	17,938
BAIC Motor Corp. Ltd., Class H, 144A	5,332	3,389
Baozun, Inc., ADR*(a)	109	4,082
BBMG Corp., Class H	5,287	1,940
BYD Co. Ltd., Class H	1,785	11,415
BYD Electronic International Co. Ltd.	2,176	2,783
CAR, Inc.*	2,318	2,038
China CITIC Bank Corp. Ltd., Class H	23,804	15,465
China Conch Venture Holdings Ltd.	4,737	15,811
China Construction Bank Corp., Class H	268,938	239,138
China Eastern Airlines Corp. Ltd., Class H	3,797	2,423
China Everbright Bank Co. Ltd., Class H	5,368	2,571
China Longyuan Power Group Corp. Ltd., Class H	8,106	6,051
China Medical System Holdings Ltd.	3,767	3,964
China Merchants Bank Co. Ltd., Class H	10,776	49,420
China Minsheng Banking Corp. Ltd., Class H	17,450	13,471
China Molybdenum Co. Ltd., Class H	8,934	4,279

	Number of Shares	Value
China (Continued)
China Resources Pharmaceutical Group Ltd., 144A	4,506	$6,039
China Shenhua Energy Co. Ltd., Class H	8,315	20,507
China Vanke Co. Ltd., Class H	3,355	12,737
Country Garden Services Holdings Co. Ltd.*	3,274	5,389
CSPC Pharmaceutical Group Ltd.	13,034	22,250
Ctrip.com International Ltd., ADR*	1,126	38,430
Dongfeng Motor Group Co. Ltd., Class H	8,276	8,803
ENN Energy Holdings Ltd.	2,108	21,752
Fosun International Ltd.	6,760	11,126
Geely Automobile Holdings Ltd.	13,708	25,740
Genscript Biotech Corp.*	3,076	5,752
GOME Retail Holdings Ltd.*	25,581	2,314
Greentown Service Group Co. Ltd.	2,970	2,709
Guangzhou Automobile Group Co. Ltd., Class H	8,354	10,270
HengTen Networks Group Ltd.*	62,558	2,231
Huaneng Renewables Corp. Ltd., Class H	11,456	3,488
Inner Mongolia Yitai Coal Co. Ltd., Class B	900	1,112
Jiangsu Expressway Co. Ltd., Class H	3,806	5,246
Lenovo Group Ltd.	20,504	18,467
New Oriental Education & Technology Group, Inc., ADR*	399	32,742
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	6,303	5,476
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,806	6,407
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,468	5,546
Shenzhou International Group Holdings Ltd.	2,208	27,566
Shui On Land Ltd.	8,670	2,165
Sihuan Pharmaceutical Holdings Group Ltd.	12,629	2,639
Sinopharm Group Co. Ltd., Class H	3,330	14,805
Sinotrans Ltd., Class H	6,709	3,154
SOHO China Ltd.*	5,067	2,162
Tencent Holdings Ltd.	16,000	684,451
Tong Ren Tang Technologies Co. Ltd., Class H	1,719	2,251
Vipshop Holdings Ltd., ADR*	1,178	8,458
Wuxi Biologics Cayman, Inc., 144A*	1,388	13,173
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	1,819	2,086
Yuzhou Properties Co. Ltd.	3,559	1,736
Zhejiang Expressway Co. Ltd., Class H	4,006	4,180
Zhongsheng Group Holdings Ltd.	1,521	3,534

		2,137,216

Colombia — 0.2%
Cementos Argos SA	1,301	3,435
Grupo Argos SA	981	5,709
Interconexion Electrica SA ESP	1,175	5,335

		14,479

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Czech Republic — 0.3%
CEZ AS	449	$10,898
Komercni banka as	243	10,218

		21,116

Egypt — 0.2%
Commercial International Bank Egypt SAE	3,850	15,422

Greece — 0.1%
Hellenic Telecommunications Organization SA	703	8,926
Titan Cement Co. SA	87	1,908

		10,834

Hong Kong — 1.8%
Alibaba Pictures Group Ltd.*	44,122	8,150
Beijing Enterprises Water Group Ltd.*	15,746	9,428
Brilliance China Automotive Holdings Ltd.	8,511	8,338
China Agri-Industries Holdings Ltd.	7,473	2,656
China Everbright International Ltd.	9,420	9,216
China First Capital Group Ltd.*	9,309	4,127
China Mengniu Dairy Co. Ltd.*	7,778	24,028
China Overseas Land & Investment Ltd.	10,568	38,907
China Travel International Investment Hong Kong Ltd.	6,529	1,938
Fullshare Holdings Ltd.*(a)	19,148	3,830
Jiayuan International Group Ltd.	2,854	1,389
Lee & Man Paper Manufacturing Ltd.	4,104	3,780
Shenzhen Investment Ltd.	11,065	4,130
Sino Biopharmaceutical Ltd.	19,339	16,777
Towngas China Co. Ltd.*	2,203	1,757

		138,451

Hungary — 0.5%
MOL Hungarian Oil & Gas PLC	753	8,795
OTP Bank Nyrt	659	27,890

		36,685

India — 1.2%
Axis Bank Ltd., GDR*	425	21,123
Infosys Ltd., ADR (a)	5,831	62,508
Wipro Ltd., ADR	2,316	12,969

		96,600

Indonesia — 3.5%
PT Adaro Energy Tbk	23,840	2,220
PT Astra International Tbk	57,181	29,063
PT Bank Central Asia Tbk	27,863	54,617
PT Bank Danamon Indonesia Tbk	8,287	5,022
PT Bank Mandiri Persero Tbk	52,221	26,449
PT Bank Negara Indonesia Persero Tbk	20,011	12,518
PT Bank Rakyat Indonesia Persero Tbk	155,125	42,455
PT Indah Kiat Pulp & Paper Corp. Tbk	7,865	6,164
PT Indofood CBP Sukses Makmur Tbk	8,771	6,375
PT Indofood Sukses Makmur Tbk	13,019	6,548
PT Kalbe Farma Tbk	60,044	6,381
PT Pabrik Kertas Tjiwi Kimia Tbk	4,382	3,481
PT Pakuwon Jati Tbk	62,529	2,756
PT Perusahaan Gas Negara Persero Tbk	29,323	5,294
PT Surya Citra Media Tbk	24,010	2,987

	Number of Shares	Value
Indonesia (Continued)
PT Telekomunikasi Indonesia Persero Tbk	141,803	$38,909
PT Unilever Indonesia Tbk	4,583	15,858
PT United Tractors Tbk	3,936	7,415

		274,512

Malaysia — 3.1%
Alliance Bank Malaysia Bhd	2,700	2,629
AMMB Holdings Bhd	4,400	4,837
Axiata Group Bhd	7,400	7,570
CIMB Group Holdings Bhd	12,400	17,839
DiGi.Com Bhd	8,900	9,958
HAP Seng Consolidated Bhd	1,900	4,602
Hartalega Holdings Bhd	4,100	5,041
Hong Leong Bank Bhd	2,000	10,466
IHH Healthcare Bhd	7,000	9,864
IOI Properties Group Bhd	4,100	1,623
Malayan Banking Bhd	10,300	24,139
Malaysia Airports Holdings Bhd	3,100	6,228
Maxis Bhd	7,400	9,772
MISC Bhd	3,000	5,090
Nestle Malaysia Bhd	200	7,279
PPB Group Bhd	2,300	10,384
Press Metal Aluminium Holdings Bhd	3,700	3,849
Public Bank Bhd	8,100	49,797
RHB Bank Bhd	2,900	4,036
Sime Darby Bhd	7,200	3,842
Sime Darby Property Bhd	7,700	1,988
SP Setia Bhd Group	3,500	1,971
Telekom Malaysia Bhd	4,000	3,000
Tenaga Nasional Bhd	7,900	26,071
Top Glove Corp. Bhd	4,000	4,466
Westports Holdings Bhd	3,200	2,904
YTL Corp. Bhd	6,600	1,721

		240,966

Mexico — 1.8%
Alfa SAB de CV, Class A	7,804	8,890
Alsea SAB de CV	1,665	4,217
Arca Continental SAB de CV	1,339	7,552
Cemex SAB de CV, Series CPO*	40,930	20,094
Coca-Cola Femsa SAB de CV, Series L	1,451	8,780
Fomento Economico Mexicano SAB de CV	5,703	51,760
Gruma SAB de CV, Class B	634	6,871
Grupo Aeroportuario del Sureste SAB de CV, Class B	626	10,622
Grupo Bimbo SAB de CV, Series A	4,778	9,479
Industrias Penoles SAB de CV	289	3,830
Infraestructura Energetica Nova SAB de CV	805	3,097
Kimberly-Clark de Mexico SAB de CV, Class A*	4,286	6,929

		142,121

Philippines — 1.4%
Aboitiz Equity Ventures, Inc.	4,390	5,178
Alliance Global Group, Inc.	6,100	1,616
Ayala Land, Inc.	21,800	18,546
Bank of the Philippine Islands	2,980	4,840
BDO Unibank, Inc.	5,620	13,865

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
Philippines (Continued)
Globe Telecom, Inc.	105	$3,857
JG Summit Holdings, Inc.	6,800	8,704
Manila Electric Co.	680	4,833
Metropolitan Bank & Trust Co.	5,230	7,685
PLDT, Inc.	295	5,875
SM Investments Corp.	610	11,087
SM Prime Holdings, Inc.	29,500	21,874

		107,960

Poland — 1.3%
Bank Handlowy w Warszawie SA	91	1,587
Bank Millennium SA*	1,981	4,535
Bank Polska Kasa Opieki SA	457	13,703
CD Projekt SA*	216	10,867
Jastrzebska Spolka Weglowa SA*	187	2,851
KGHM Polska Miedz SA*	342	9,169
mBank SA	40	4,525
Polski Koncern Naftowy ORLEN SA	804	21,683
Polskie Gornictwo Naftowe i Gazownictwo SA	3,989	7,305
Powszechny Zaklad Ubezpieczen SA	1,726	18,637
Santander Bank Polska SA	100	9,962

		104,824

Qatar — 0.1%
Commercial Bank QSC	529	5,826
Ooredoo QPSC	244	4,489

		10,315

Romania — 0.1%
NEPI Rockcastle PLC	1,020	8,587

Russia — 2.3%
Inter RAO UES PJSC	110,479	6,564
LUKOIL PJSC	1,335	111,445
Novatek PJSC, GDR	245	42,458
PhosAgro PJSC, GDR	519	7,090
Polymetal International PLC	563	6,647
Polyus PJSC	82	6,807

		181,011

Singapore — 0.1%
BOC Aviation Ltd., 144A	534	4,619

South Africa — 9.7%
Absa Group Ltd.	1,947	25,009
Anglo American Platinum Ltd. (a)	138	7,524
Aspen Pharmacare Holdings Ltd.	1,080	10,711
Bid Corp. Ltd.	1,015	21,272
Bidvest Group Ltd.	953	14,103
Clicks Group Ltd.	748	9,611
Exxaro Resources Ltd.	522	5,633
FirstRand Ltd.	9,515	43,515
Foschini Group Ltd.	587	7,173
Growthpoint Properties Ltd. REIT	7,701	13,375
Hyprop Investments Ltd. REIT	561	3,092
Investec Ltd.	841	5,477
Kumba Iron Ore Ltd.	161	4,275
Liberty Holdings Ltd.	359	2,630

	Number of Shares	Value
South Africa (Continued)
Life Healthcare Group Holdings Ltd.	4,045	$7,785
Mr Price Group Ltd.	745	11,439
MTN Group Ltd.	4,685	27,830
MultiChoice Group Ltd.*	1,223	9,138
Naspers Ltd., Class N	1,223	264,901
Nedbank Group Ltd.	1,122	22,695
Netcare Ltd.	3,462	6,264
Pick n Pay Stores Ltd.	1,143	5,636
Redefine Properties Ltd. REIT	12,871	8,889
Remgro Ltd.	1,515	21,680
Resilient REIT Ltd. REIT	652	2,853
RMB Holdings Ltd.	1,851	10,548
Sanlam Ltd.	4,975	27,844
Sappi Ltd.	1,529	7,857
Sasol Ltd.	1,593	48,706
Shoprite Holdings Ltd.	1,285	15,692
SPAR Group Ltd.	537	7,627
Standard Bank Group Ltd.	3,522	48,537
Vodacom Group Ltd.	1,864	15,395
Woolworths Holdings Ltd.	2,782	9,062

		753,778

South Korea — 9.3%
Amorepacific Corp.	91	16,182
AMOREPACIFIC Group	84	5,475
BNK Financial Group, Inc.	601	3,789
CJ CheilJedang Corp.	26	7,444
CJ Corp.	40	4,446
Coway Co. Ltd.	151	12,701
Daelim Industrial Co. Ltd.	75	6,242
DGB Financial Group, Inc.	399	3,008
GS Engineering & Construction Corp.	161	6,127
GS Holdings Corp.	61	2,907
Hana Financial Group, Inc.	818	28,256
Hankook Tire Co. Ltd.	215	8,172
Hanon Systems	560	6,199
Hanwha Chemical Corp.	324	6,741
Hotel Shilla Co. Ltd.	87	6,343
Hyundai Engineering & Construction Co. Ltd.	215	10,935
Hyundai Marine & Fire Insurance Co. Ltd.	172	5,765
Industrial Bank of Korea	613	7,603
KB Financial Group, Inc.	1,082	42,666
Korea Gas Corp.	58	2,584
LG Chem Ltd.	129	44,789
LG Corp.	268	17,871
LG Display Co. Ltd.	732	13,830
LG Electronics, Inc.	303	18,993
LG Household & Health Care Ltd.	26	28,804
LG Innotek Co. Ltd.	52	4,993
Lotte Chemical Corp.	49	13,898
Lotte Corp.	48	2,266
NAVER Corp.	408	48,248
OCI Co. Ltd.	55	5,281
Samsung Card Co. Ltd.	121	3,663
Samsung Electro-Mechanics Co. Ltd.	172	16,363
Samsung Fire & Marine Insurance Co. Ltd.	88	23,590

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
South Korea (Continued)
Samsung SDI Co. Ltd.	160	$33,787
Samsung SDS Co. Ltd.	109	22,339
Shinhan Financial Group Co. Ltd.	1,165	45,214
SK Holdings Co. Ltd.	89	21,564
SK Hynix, Inc.	1,644	102,321
SK Innovation Co. Ltd.	167	27,915
SK Telecom Co. Ltd.	62	14,360
S-Oil Corp.	107	9,514
Yuhan Corp.	26	6,022

		719,210

Taiwan — 14.7%
Acer, Inc.*	8,433	5,576
Advantech Co. Ltd.	1,069	8,163
ASE Technology Holding Co. Ltd.*	10,399	21,253
Asustek Computer, Inc.	2,000	14,264
AU Optronics Corp.	25,617	9,447
Catcher Technology Co. Ltd.	1,834	13,944
Chailease Holding Co. Ltd.	3,635	14,291
Cheng Shin Rubber Industry Co. Ltd.	5,417	7,701
Chicony Electronics Co. Ltd.	1,909	4,218
China Airlines Ltd.	5,225	1,723
China Steel Corp.	33,135	27,454
Chunghwa Telecom Co. Ltd.	11,029	38,344
Compal Electronics, Inc.	11,412	7,082
CTBC Financial Holding Co. Ltd.	47,564	32,223
Delta Electronics, Inc.	5,853	29,192
E.Sun Financial Holding Co. Ltd.	27,432	19,698
Eclat Textile Co. Ltd.	519	5,944
Eva Airways Corp.	4,674	2,346
Evergreen Marine Corp. Taiwan Ltd.	4,295	1,738
Far Eastern New Century Corp.	8,178	8,105
Far EasTone Telecommunications Co. Ltd.	4,679	10,962
Feng TAY Enterprise Co. Ltd.	895	5,627
First Financial Holding Co. Ltd.	23,805	16,088
Fubon Financial Holding Co. Ltd.	19,057	28,174
Giant Manufacturing Co. Ltd.	1,023	5,634
Hiwin Technologies Corp.	542	4,878
Hotai Motor Co. Ltd.	679	7,380
Innolux Corp.	26,122	8,700
Inventec Corp.	6,651	5,143
Lite-On Technology Corp.	6,161	8,918
MediaTek, Inc.	4,236	38,539
Micro-Star International Co. Ltd.	1,908	5,071
Nan Ya Plastics Corp.	15,456	38,619
President Chain Store Corp.	1,677	17,355
Quanta Computer, Inc.	7,852	14,594
Ruentex Development Co. Ltd.	1,335	2,104
SinoPac Financial Holdings Co. Ltd.	24,355	8,507
Standard Foods Corp.	739	1,266
Taishin Financial Holding Co. Ltd.	24,708	11,199
Taiwan Business Bank	10,829	3,994
Taiwan High Speed Rail Corp.	4,767	5,111
Taiwan Mobile Co. Ltd.	4,439	15,866
Taiwan Semiconductor Manufacturing Co. Ltd.	68,596	532,694
Uni-President Enterprises Corp.	13,477	32,843

	Number of Shares	Value
Taiwan (Continued)
United Microelectronics Corp.	34,340	$12,776
Vanguard International Semiconductor Corp.	2,846	6,408
Wistron Corp.	7,286	5,054
Yuanta Financial Holding Co. Ltd.	30,144	17,091

		1,143,301

Thailand — 3.3%
Advanced Info Service PCL, NVDR	2,900	16,749
Airports of Thailand PCL, NVDR	11,500	24,633
Bangkok Dusit Medical Services PCL, NVDR	10,800	8,088
Banpu PCL, NVDR	6,900	3,569
BTS Group Holdings PCL, NVDR	16,200	5,347
Bumrungrad Hospital PCL, NVDR	1,100	6,510
Central Pattana PCL, NVDR	5,200	12,459
CP ALL PCL, NVDR	14,700	36,269
Delta Electronics Thailand PCL, NVDR	3,200	7,362
Electricity Generating PCL, NVDR	800	6,778
Energy Absolute PCL, NVDR	800	1,212
Glow Energy PCL, NVDR	2,000	5,776
Home Product Center PCL, NVDR	14,500	6,902
Indorama Ventures PCL, NVDR	5,000	8,171
IRPC PCL, NVDR	17,400	3,258
Kasikornbank PCL, NVDR	3,100	19,429
Krung Thai Bank PCL, NVDR	9,500	5,818
Land & Houses PCL, NVDR	20,800	6,931
Minor International PCL, NVDR	6,100	7,501
PTT Global Chemical PCL, NVDR	5,000	11,424
Robinson PCL, NVDR	2,200	4,503
Siam Cement PCL, NVDR	1,100	16,546
Siam Commercial Bank PCL, NVDR	4,900	20,836
Thai Oil PCL, NVDR	1,900	4,356
TMB Bank PCL, NVDR	19,600	1,418
True Corp. PCL, NVDR	34,100	5,843

		257,688

Turkey — 0.3%
Arcelik AS	536	2,092
KOC Holding AS	2,136	7,465
Tupras Turkiye Petrol Rafinerileri AS	275	7,398
Turkiye Sise ve Cam Fabrikalari AS	2,055	2,597

		19,552

United Arab Emirates — 0.8%
Abu Dhabi Commercial Bank PJSC	5,791	15,025
DP World Ltd.	372	5,956
Dubai Islamic Bank PJSC	4,587	6,519
First Abu Dhabi Bank PJSC	7,759	32,109

		59,609

United Kingdom — 0.1%
Mondi Ltd.	388	9,140

TOTAL COMMON STOCKS (Cost $6,548,004)		6,776,676

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 28, 2019 (Unaudited)

	Number of Shares	Value
PREFERRED STOCKS — 4.4%

Brazil — 4.0%
Banco Bradesco SA	9,414	$108,618
Cia Brasileira de Distribuicao	447	11,098
Cia Energetica de Minas Gerais	2,285	8,774
Itau Unibanco Holding SA	13,343	125,345
Itausa — Investimentos Itau SA	12,104	39,924
Telefonica Brasil SA	1,292	16,119

		309,878

Chile — 0.3%
Embotelladora Andina SA, Class B	1,207	4,525
Sociedad Quimica y Minera de Chile SA, Class B	362	15,065

		19,590

South Korea — 0.1%
Amorepacific Corp.	25	2,478
CJ Corp.*(b)	6	40
LG Chem Ltd.	18	3,521
LG Household & Health Care Ltd.	6	3,996

		10,035

TOTAL PREFERRED STOCKS (Cost $318,283)		339,503

	Number of Shares	Value
RIGHTS — 0.0%

Taiwan — 0.0%
CTBC Financial Holding Co. Ltd.*, expires 4/1/2019 (Cost $0)	319	$0

EXCHANGE- TRADED FUNDS — 0.3%
iShares MSCI Emerging Markets ETF (Cost $20,385)	510	21,644

Taiwan — 0.0%

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 2.31% (c)(d) (Cost $10,850)	10,850	10,850

CASH EQUIVALENTS — 7.8%
DWS Government Money Market Series “Institutional Shares”, 2.38% (c) (Cost $608,756)	608,756	608,756

TOTAL INVESTMENTS — 99.8% (Cost $7,506,278)		$7,757,429
Other assets and liabilities, net — 0.2%		11,843

NET ASSETS — 100.0%		$7,769,272

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2019 is as follows:

Value ($) at 12/6/2018 (Commencement of Operations)	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2019	Value ($) at 2/28/2019
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.31% (c)(d)
—	10,850	(e)	—	—	—	14	—	10,850	10,850

CASH EQUIVALENTS — 7.8%
DWS Government Money Market Series “Institutional Shares”, 2.38% (c)
—	1,828,004		(1,219,248)	—	—	3,492	—	608,756	608,756

—	1,838,854		(1,219,248)	—	—	3,506	—	619,606	619,606

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2019 amounted to $705,839, which is 9.1% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $715,375.

(e)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2019.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
QSC:	Qatari Shareholders Company

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 28, 2019 (Unaudited)

REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2019, open futures contract purchased was as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
SGX NIFTY 50 Futures	USD	29	$630,539	$630,460	3/28/2019	$(79)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$6,776,676	$—	$—	$6,776,676
Preferred Stocks (f)	339,463	—	40	339,503
Rights	0	—	—	0
Exchange-Traded Funds	21,644	—	—	21,644
Short-Term Investments (f)	619,606	—	—	619,606

TOTAL	$7,757,389	$—	$40	$7,757,429

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contract	$(79)	$—	$—	$(79)

TOTAL	$(79)	$—	$—	$(79)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	28

This Page is Intentionally Left Blank

29

DBX ETF Trust

Statements of Assets and Liabilities

February 28, 2019 (Unaudited)

	Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	Xtrackers MSCI EAFE ESG Leaders Equity ETF	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Assets
Investment in non-affiliated securities at value	$7,575,340	$7,247,972	$7,137,823
Investment in DWS Government Money Market Series	150,318	55	608,756
Investment in DWS Government & Agency Securities Portfolio*	79,663	46,390	10,850
Foreign currency at value	106,163	8,238	29,720
Deposit with broker for futures contracts	7,477	—	27,119
Receivables:
Investment securities sold	9,311	4,613	45,849
Variation margin on futures contracts	4,945	—	3,655
Dividends	16,506	13,434	23,294
Interest	273	1	1,117
Securities lending income	53	27	—
Foreign tax reclaim	291	910	—

Total Assets	$7,950,340	$7,321,640	$7,888,183

Liabilities
Payable upon return of securities loaned	$79,663	$46,390	$10,850
Payables:
Investment securities purchased	111,624	5,432	106,902
Investment advisory fees	932	767	1,159

Total Liabilities	192,219	52,589	118,911

Net Assets, at value	$7,758,121	$7,269,051	$7,769,272

Net Assets Consist of
Paid-in capital	$7,501,563	$7,507,639	$7,485,979
Distributable earnings (loss)	256,558	(238,588)	283,293

Net Assets, at value	$7,758,121	$7,269,051	$7,769,272

Number of Common Shares outstanding	300,001	300,001	300,001

Net Asset Value	$25.86	$24.23	$25.90

Investment in non-affiliated securities at cost	$7,344,717	$7,494,675	$6,886,672

Value of securities loaned	$254,291	$47,016	$705,839

Investment in DWS Government Money Market Series at cost	$150,318	$55	$608,756

Investment in DWS Government & Agency Securities Portfolio at cost*	$79,663	$46,390	$10,850

Non-cash collateral for securities on loan	$193,484	$9,989	$715,375

Foreign currency at cost	$105,222	$8,173	$29,114

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	30

DBX ETF Trust

Statements of Operations

For the Six Months Ended February 28, 2019 (Unaudited)

	Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF(1)	Xtrackers MSCI EAFE ESG Leaders Equity ETF(2)	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF(1)
Investment Income
Unaffiliated dividend income*	$32,321	$68,343	$29,210
Income distribution from affiliated funds	973	30	3,492
Unaffiliated non-cash dividend income	2,190	11,236	8,370
Affiliated securities lending income	203	414	14
Unaffiliated securities lending income, net of borrower rebates	—	—	17

Total investment income	35,687	80,023	41,103

Expenses
Investment advisory fees	2,750	4,803	3,457

Total expenses	2,750	4,803	3,457

Less fees waived (see note 3):
Waiver	(37)	(1)	(105)

Net Expenses	2,713	4,802	3,352

Net Investment income (loss)	32,974	75,221	37,751

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(375)	(7,848)	2,672
Investments in affiliates	—	(18)	—
Futures contracts	1,007	—	(7,267)
Foreign currency transactions	4,674	(2,689)	17,249

Net realized gain (loss)	5,306	(10,555)	12,654
Net change in unrealized appreciation (depreciation) on:
Investments	230,623	(246,703)	251,151
Futures contracts	(22)	—	(79)
Foreign currency translations	961	77	587

Net change in unrealized appreciation (depreciation)	231,562	(246,626)	251,659

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	236,868	(257,181)	264,313

Net Increase (Decrease) in Net Assets Resulting from Operations	$269,842	$(181,960)	$302,064

* Unaffiliated foreign tax withheld	$3,705	$6,727	$4,254

(1)	For the period December 6, 2018 (commencement of operations) through February 28, 2019.
(2)	For the period September 6, 2018 (commencement of operations) through February 28, 2019.

See Notes to Financial Statements.	31

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	Xtrackers MSCI EAFE ESG Leaders Equity ETF	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
	For the Period December 6, 2018(1) to February 28, 2019	For the Period September 6, 2018(1) to February 28, 2019	For the Period December 6, 2018(1) to February 28, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$32,974	$75,221	$37,751
Net realized gain (loss)	5,306	(10,555)	12,654
Net change in net unrealized appreciation (depreciation)	231,562	(246,626)	251,659

Net increase (decrease) in net assets resulting from operations	269,842	(181,960)	302,064

Distributions to Shareholders	(13,284)	(56,628)	(18,771)

Fund Shares Transactions
Proceeds from shares sold	7,501,538	7,507,614	7,485,954
Value of shares redeemed	—	—	—

Net increase (decrease) in net assets resulting from fund share transactions	7,501,538	7,507,614	7,485,954

Total net increase (decrease) in Net Assets	7,758,096	7,269,026	7,769,247

Net Assets
Beginning of period	25	25	25

End of period	$7,758,121	$7,269,051	$7,769,272

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	1	1
Shares sold	300,000	300,000	300,000
Shares redeemed	—	—	—

Shares outstanding, end of period	300,001	300,001	300,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	32

DBX ETF Trust

Financial Highlights

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF Selected Per Share Data	Period Ended 2/28/2019(a)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss) (c)	0.11
Net realized and unrealized gain (loss)	0.79

Total from investment operations	0.90

Less distributions from:
Net investment income	(0.04)

Total distributions	(0.04)

Net Asset Value, end of period	$25.86

Total Return (%)	3.63	(d)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	8
Ratio of expenses before fee waiver (%)	0.16	*
Ratio of expenses after fee waiver (%)	0.16	*
Ratio of net investment income (loss) (%)	1.92	*
Portfolio turnover rate (%) (e)	0	**

Xtrackers MSCI EAFE ESG Leaders Equity ETF Selected Per Share Data	Period Ended 2/28/2019(b)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss) (c)	0.25
Net realized and unrealized gain (loss)	(0.83)

Total from investment operations	(0.58)

Less distributions from:
Net investment income	(0.18)
Net realized gains	(0.01)

Total distributions	(0.19)

Net Asset Value, end of period	$24.23

Total Return (%)	(2.27	)(d)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	7
Ratio of expenses before fee waiver (%)	0.14	*
Ratio of expenses after fee waiver (%)	0.14	*
Ratio of net investment income (loss) (%)	2.19	*
Portfolio turnover rate (%) (e)	2	**

(a)	For the period December 6, 2018 (commencement of operations) through February 28, 2019.
(b)	For the period September 6, 2018 (commencement of operations) through February 28, 2019.
(c)	Based on average shares outstanding during the period.
(d)	Total return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	33

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF Selected Per Share Data	Period Ended 2/28/2019(a)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.13
Net realized and unrealized gain (loss)	0.83

Total from investment operations	0.96

Less distributions from:
Net investment income	(0.06)

Total distributions	(0.06)

Net Asset Value, end of period	$25.90

Total Return (%)	3.87	(c)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	8
Ratio of expenses before fee waiver (%)	0.20	*
Ratio of expenses after fee waiver (%)	0.19	*
Ratio of net investment income (loss) (%)	2.18	*
Portfolio turnover rate (%)(d)	1	**

(a)	For the period December 6, 2018 (commencement of operations) through February 28, 2019.
(b)	Based on average shares outstanding during the period.
(c)	Total return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	34

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of February 28, 2019, the Trust consists of thirty-eight investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF
Xtrackers MSCI EAFE ESG Leaders Equity ETF
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	MSCI ACWI ex USA ESG Leaders Index
Xtrackers MSCI EAFE ESG Leaders Equity ETF Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	MSCI EAFE ESG Leaders Index MSCI Emerging Markets ESG Leaders Index

The MSCI ACWI ex USA ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers. The Underlying Index is constructed using regional indexes that provide exposure to large- and medium-capitalization companies from developed and emerging markets countries (excluding the United States). The Underlying Index is rebalanced quarterly in February, May, August and November, and thus the Fund rebalances its portfolio in a corresponding fashion.

The MSCI EAFE ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States. The Underlying Index is rebalanced quarterly in February, May, August and November, and thus the Fund rebalances its portfolio in a corresponding fashion.

The MSCI Emerging Markets ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies across emerging markets countries. The Underlying Index is rebalanced quarterly in February, May, August and November, and thus the Fund rebalances its portfolio in a corresponding fashion.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s shares to greater price volatility than that experienced by more diversified investment companies.

35

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

36

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy each Fund to pay out dividends from net investment income, if any, to investors semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended February 28, 2019, the Funds did not incur any interest or penalties.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Foreign taxes payable as of February 28, 2019, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount

37

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended February 28, 2019, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of February 28, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of February 28, 2019, the Funds listed below had securities on loan, which were classified as Common Stocks in the Schedule of Investments. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of February 28, 2019

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF
Common Stocks	$79,663	$—	$113	$193,371	$273,147

Gross amount of recognized liabilities for securities lending transactions					$273,147

Xtrackers MSCI EAFE ESG Leaders Equity ETF
Common Stocks	$46,390	$—	$4	$9,985	$56,379

Gross amount of recognized liabilities for securities lending transactions					$56,379

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Common Stocks	$10,850	$16,974	$26,053	$672,348	$726,225

Gross amount of recognized liabilities for securities lending transactions					$726,225

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended February 28, 2019, Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF and Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

38

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of February 28, 2019 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of February 28, 2019 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$22

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$79

*

Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended February 28, 2019 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$1,007
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	(7,267)

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$(22)
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	(79)

For the period ended February 28, 2019 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$233,191
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	665,051

39

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary management fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Management Fee
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	0.16%
Xtrackers MSCI EAFE ESG Leaders Equity ETF	0.14%
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	0.20%

The Advisor for the Funds below has contractually agreed to waive a portion of its management fees in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated cash management vehicles. For the period ended February 28, 2019, the Advisor waived expenses of the Fund’s as follows:

Expenses Waived
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$37
Xtrackers MSCI EAFE ESG Leaders Equity ETF	1
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	105

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, including three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

40

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

4. Investment Portfolio Transactions

For the period ended February 28, 2019, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (1)	$7,368,210	$24,694
Xtrackers MSCI EAFE ESG Leaders Equity ETF (2)	7,667,253	166,629
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (1)	6,952,212	69,447

(1)	For the period December 6, 2018 (commencement of operations) through February 28, 2019.
(2)	For the period September 6, 2018 (commencement of operations) through February 28, 2019.

5. Fund Share Transactions

As of February 28, 2019, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At February 28, 2019, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	92%
Xtrackers MSCI EAFE ESG Leaders Equity ETF	98%
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	97%

7. Investing in Emerging Markets

The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

41

DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF and Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 11-12, 2019 (the “Meeting”), the Trustees, including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance1 of the Investment Advisory Agreement with respect to Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF and Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the agreement’s terms and also took into consideration the discussions they had with management during the Meeting and among themselves during their Executive Sessions held on February 11 and February 12, 2019. The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its Deutsche Bank affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in

1 At a meeting held on November 14, 2017, the Board, including the Independent Trustees (those not affiliated with the Trust or its service providers), unanimously approved the initial Investment Advisory Agreement with the Funds.

42

DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds. The Trustees took into consideration that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee to that of other pertinent exchange-traded funds (“ETFs”) and noted that each Fund’s fee is competitive with the fees of its respective peer group. The Board agreed that it was familiar with the Advisor’s methodology for selecting each Fund’s peer group and believed that the Funds’ peer groups were appropriate. The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain specified exceptions). The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale.    The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

43

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q or Form N-PORT (available for filings after March 31, 2019). Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e.,at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

44

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

45

DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. ESG criteria in a Fund’s investment strategy does not guarantee a return or protect against loss. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. With respect to EMSG and ACSG, emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. These Funds are non-diversified and can take larger positions in fewer issues, increasing its potential risk. Performance of a Fund may diverge from that of its Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or Deutsche Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

The Funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX and any related funds.

Copyright © 2019 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 345 Park Avenue New York, NY 10154	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1100 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-065808-1 (4/19) DBX003835 (4/20)

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

[Please verify, please provide further information if this statement is not correct.]

Item 11.	Controls and Procedures.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 DBX ETF Trust

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date 5/3/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date 5/3/2019

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date 5/3/2019

*	Print the name and title of each signing officer under his or her signature.